As filed with the Securities and Exchange Commission on March 26, 2008
                                                  Commission File Nos. 333-48822
                                                                       811-08401

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                | |

Post-Effective Amendment No. 18            |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 126                           |X|

                                 --------------
                            JNLNY Separate Account I
                           (Exact Name of Registrant)
                                 --------------

               Jackson National Life Insurance Company of New York
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
_X_  on March 31, 2008, pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

                                   PERSPECTIVE
                          FIXED AND VARIABLE ANNUITY(R)

                                    Issued by

           Jackson National Life Insurance Company of New York(R) and
                            JNLNY Separate Account I


                                 March 31, 2008


Please read this prospectus before you purchase a Perspective Fixed and Variable Annuity. It contains important information about the Contract that you should know before investing. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. It is important that you read the Contract and endorsements. You should keep this prospectus on file for future reference.


To learn more about the Perspective Fixed and Variable Annuity Contract, you can obtain a free copy of the Statement of Additional Information (SAI) dated March 31, 2008, by calling Jackson National Life of New York (Jackson of NYSM) at
(800) 599-5651 or by writing Jackson of NY at: Jackson of NY Service Center, P.O. Box 378004, Denver, Colorado 80237-9701. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.


This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing one, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

      o     Individual and group, flexible premium deferred annuity




      o 4 guaranteed fixed account options that each offer a minimum interest rate that is guaranteed by Jackson of New York (the "guaranteed fixed account options")

      o     6 Guaranteed Minimum Withdrawal Benefit options


      o Investment Divisions which purchase shares of the following funds - all Class A shares (the "Funds"):

JNL Series Trust

JNL/AIM International Growth Fund
   (formerly, JNL/JPMorgan International Equity fund)
JNL/AIM Large Cap Growth Fund
JNL/AIM Real Estate Fund
JNL/AIM Small Cap Growth Fund


JNL/Capital Guardian Global Balanced Fund
   (formerly, JNL/FI Balanced Fund)


JNL/Capital Guardian Global Diversified Research Fund
   (formerly JNL/Select Global Growth Fund)
JNL/Capital Guardian International Small Cap Fund


JNL/Capital Guardian U.S. Growth Equity Fund
   (formerly, JNL/Select Large Cap Growth Fund)


JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund


JNL/Goldman Sachs Core Plus Bond


JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund


JNL/JPMorgan MidCap Growth Fund
   (formerly, JNL/FI Mid-Cap Equity Fund)

JNL/JPMorgan U.S. Government & Quality Bond Fund


JNL/Lazard Emerging Markets Fund


JNL/Lazard Mid Cap Equity Fund
   (formerly, JNL/Lazard Mid Cap Value Fund)
JNL/Lazard Small Cap Equity Fund
   (formerly, JNL/Lazard Small Cap Value Fund)


JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock
   Index Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Oppenheimer Global Growth Fund


JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund


JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund


JNL/PPM America Core Equity Fund
   (formerly, JNL/Putnam Equity Fund)
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund


JNL/PPM America Value Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Retirement Income Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P 4 Fund

JNL Variable Fund LLC


JNL/Mellon Capital Management Nasdaq(R) 25 Fund (formerly,
   JNL/Mellon Capital Management Nasdaq(R) 15 Fund)
JNL/Mellon Capital Management Value Line(R) 30 Fund (formerly,
   JNL/Mellon Capital Management Value Line(R) 25 Fund)
JNL/Mellon Capital Management Dow(SM) Dividend Fund (formerly, under JNLNY Variable Fund I LLC)
JNL/Mellon Capital Management S&P(R) 24 Fund (formerly, under JNLNY Variable Fund I LLC)


JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
JNL/Mellon Capital Management NYSE(R) International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund


Underscored are the Funds that are newly available, recently underwent name changes, or were subject to a merger, as may be explained in the accompanying parenthetical. The Funds are not the same mutual funds that you would buy through your stockbroker or a retail mutual fund. The prospectuses for the Funds are attached to this prospectus.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges.

The SEC has not approved or disapproved the Perspective Fixed and Variable Annuity or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise.


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        o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value
               o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


KEY FACTS ................................................................     2

FEES AND EXPENSES TABLES .................................................     5

EXAMPLE ..................................................................    12

THE ANNUITY CONTRACT .....................................................    13

JACKSON OF NY ............................................................    13

THE GUARANTEED FIXED ACCOUNT .............................................    14

THE SEPARATE ACCOUNT .....................................................    14

INVESTMENT DIVISIONS .....................................................    14

CONTRACT CHARGES .........................................................    26

DISTRIBUTION OF CONTRACTS ................................................    36

PURCHASES ................................................................    38

CONTRACT ENHANCEMENTS ....................................................    39

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS .............................    40

TELEPHONE AND INTERNET TRANSACTIONS ......................................    42

ACCESS TO YOUR MONEY .....................................................    43

INCOME PAYMENTS (THE INCOME PHASE) .......................................   108

DEATH BENEFIT ............................................................   109

TAXES ....................................................................   111

OTHER INFORMATION ........................................................   115

PRIVACY POLICY ...........................................................   116

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION .............   121

APPENDIX A (about Dow Jones) .............................................   A-1

APPENDIX B (GMWB Prospectus Examples) ....................................   B-1

APPENDIX C (Broker-Dealer Support) .......................................   C-1

APPENDIX D (Accumulation Unit Values) ....................................   D-1

                                    KEY FACTS


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
Jackson of NY Service Center:             1 (800) 599-5651 (8 a.m. - 8 p.m. ET)

           Mail Address:                  P.O. Box 378004, Denver, CO 80237-9701

           Delivery Address:              7601 Technology Way
                                          Denver, CO 80237

Jackson of NY IMG Service Center:         1 (888) 464-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank
or another financial institution)

           Mail Address:                  P.O. Box 33178, Detroit, MI 48232-5178

           Delivery Address:              c/o Standard Federal Bank, Drawer 5178
                                          12425 Merriman Road, Livonia, MI 48150

Home Office:                              2900 Westchester Avenue, Purchase, New York
                                          10577
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Annuity Contract    The fixed and variable annuity Contract offered by
                        Jackson of NY provides a means for allocating on a
                        tax-deferred basis for non-qualified contracts to the
                        guaranteed fixed accounts of Jackson of NY and the
                        investment divisions (the "Investment
                        Divisions")(collectively, the "Allocation Options"). The
                        Contract is intended for retirement savings or other
                        long-term investment purposes and provides for a death
                        benefit and income options.
--------------------------------------------------------------------------------


Allocation Options      You may allocate your Contract Value to no more than 18
                        Investment Divisions and the guaranteed fixed account at
                        any one time.
--------------------------------------------------------------------------------
Expenses                The Contract has insurance features and investment
                        features, and there are costs related to each.

                        Jackson of NY makes a deduction for its insurance charges that is equal to 1.40% of the daily value of the Contracts invested in the Investment Divisions. This charge does not apply to the guaranteed fixed accounts. During the accumulation phase, Jackson of NY deducts a $30 annual contract maintenance charge from your Contract.

                        During the first seven Contract Years, Jackson of NY deducts a Contract Enhancement charge equal to 0.42% of the daily value of the Contracts invested in the Investment Divisions. This charge will also be assessed against the guaranteed accounts (resulting in a credited interest rate of 0.42% less than the annual credited interest rate that would apply if the Contract Enhancement had not been elected). The Contract Enhancement is subject to the recapture charge under certain circumstances. The Contract Enhancement charge will only be applied if the Contract Enhancement option is elected.

                        If you select any one of our GMWBs, Jackson of NY deducts an additional charge, the maximum of which ranges from 0.51% to 1.86% of the Guaranteed Withdrawal Balance (GWB). While the charge is deducted from your Contract Value, it is based on the GWB. For more information, including how the GWB is calculated, please see "Contract Charges."


                        If you take your money out of the Contract, Jackson of NY may assess a withdrawal charge. The withdrawal charge starts at 7% in the first year and declines 1% a year to 0% after 7 years.


                        There are also investment charges, which range, on an annual basis, from 0.58% to 2.27% of the average daily value of the Fund, depending on the Fund.
--------------------------------------------------------------------------------


Purchases               Under most circumstances, you can buy a Contract for
                        $5,000 or more ($2,000 or more for a qualified plan
                        Contract). You can add $500 ($50 under the automatic
                        payment plan) or more at any time during the
                        accumulation phase. We reserve the right to refuse any
                        premium payment. We expect to profit from certain
                        charges assessed under the Contract (i.e., the
                        withdrawal charge and the mortality and expense risk
                        charge) associated with the Contract.
--------------------------------------------------------------------------------


Contract Enhancements   If the Contract Enhancement is elected, each time you
                        make a premium payment during the first Contract Year,
                        Jackson of NY will add an additional amount to your
                        Contract (Contract Enhancement) equal to 3% of your
                        premium, which primarily enhances Contract Values and
                        certain benefits in the first seven years of the
                        Contract. See "Contract Enhancements" at page 39 below.
                        Jackson of NY may take back the Contract Enhancements
                        under certain circumstances through the recapture
                        charge.
--------------------------------------------------------------------------------


Access to Your Money    During the accumulation phase, there are a number of
                        ways to take money out of your Contract, generally
                        subject to a charge or adjustment. You may also have to
                        pay income tax and a tax penalty on any money you take
                        out.
--------------------------------------------------------------------------------
Income Payments         You may choose to receive regular income from your
                        annuity. During the income phase, you have the same
                        allocation choices you had during the accumulation
                        phase.
--------------------------------------------------------------------------------
Death Benefit           If you die before moving to the income phase, the person
                        you have chosen as your beneficiary will receive a death
                        benefit.
--------------------------------------------------------------------------------
Free Look               You may return your Contract to the selling agent or to
                        Jackson of NY within 20 days after receiving it. Jackson
                        of NY will return the Contract Value in the Investment
                        Divisions plus any fees and expenses deducted from the
                        premium prior to allocation to the Investment Divisions
                        plus the full amount of premium you allocated to the
                        guaranteed accounts, minus any withdrawal from the
                        guaranteed accounts, less any Contract Enhancements
                        applied to your Contract. We will determine the Contract
                        Value in the Allocation Options as of the date we
                        receive the Contract or the date you return it to the
                        selling agent. Jackson of NY will return premium
                        payments where required by law.
--------------------------------------------------------------------------------

Taxes Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your Contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan.
--------------------------------------------------------------------------------

                            FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract. The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract, receive income payments or transfer cash value between investment options. State premium taxes may also be deducted.

--------------------------------------------------------------------------------

                         Owner Transaction Expenses (1)

Maximum Withdrawal Charge (2) -
      Percentage of premium withdrawn, if applicable                          7%
--------------------------------------------------------------------------------
Maximum Contract Enhancement Recapture Charge (3) -
      Percentage of the corresponding first year premiums withdrawn
      with a Contract Enhancement                                             3%
--------------------------------------------------------------------------------
Commutation Fee: Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and Beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

      o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

      o     (b) = the present value of the remaining income payments
            (as of the date of calculation) for the period for which
            payments are guaranteed to be made, discounted at a rate no more than 1% higher than the rate used in (a).
--------------------------------------------------------------------------------
Transfer Charge (4) -
      Per transfer after 15 in a Contract Year                           $   25
--------------------------------------------------------------------------------
Expedited Delivery Charge (5)                                            $22.50
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(1)   See "Contract Charges."

(2)   Years Since Premium Payment               0   1   2   3   4   5   6   7+
      Charge                                    7%  6%  5%  4%  3%  2%  1%  0%

(3) Any applicable Contract Enhancement recapture charges are deducted at the Income Date as well as on partial withdrawals in excess of free withdrawal amounts and upon total withdrawals, if any of these events occur during the recapture period.

            Completed Years Since Receipt of Premium         0-1  2-4  5-6  7+
            Recapture Charge                                 3%   2%   1%   0%

(4) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

(5) When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $20 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery). Withdrawal charges and interest rate adjustments will not be charged on wire/overnight fees.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

--------------------------------------------------------------------------------

                                Periodic Expenses

Base Contract

Annual Contract Maintenance Charge                                       $  30

Separate Account Annual Expenses
      Annual percentage of average daily account value of Investment
      Divisions                                                           1.40%

Mortality And Expense Risk Charge                                         1.25%

Administration Charge                                                     0.15%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Total Separate Account Annual Expenses for Base Contract                  1.40%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


Optional Endorsements - The 3% Contract Enhancement optional endorsement charge is based on average account value. Please see footnotes 7 - 16 for those charges that are not based on average account value.


Several Optional Endorsements to the Contract are available. You may select one of each grouping below.


----------------------------------------------------------------------------------------------------------
3% Contract Enhancement Maximum Annual Charge (6)                                                    0.42%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (no longer offered
   as of March 31, 2008)("SafeGuard 7 Plus(SM)") (7)                                                 0.75%

Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Maximum Annual Charge
   ("SafeGuard Max(SM)") (8)                                                                         0.81%

5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 5(SM)") (9)                            1.47%

6% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 6(SM)") (10)                           1.62%

5% GMWB Without Step-Up Maximum Annual Charge ("MarketGuard 5(SM)") (11)                             0.51%

5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as
   of March 31, 2008)("LifeGuard Advantage(SM)") (12)                                                1.50%

For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31,
   2008)("LifeGuard Ascent(SM) ") (13)                                                               1.50%

Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of
   March 31, 2008)("LifeGuard Ascent With Joint Option") (14)                                        1.71%

For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard Freedom(SM)") (15)     1.50%

Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard
   Freedom With Joint Option") (16)                                                                  1.86%
----------------------------------------------------------------------------------------------------------


(6)   This charge lasts for the first seven Contract Years.


(7) The charge is monthly, currently 0.035% (0.42% annually) of the Guaranteed Withdrawal Balance (GWB), subject to a maximum annual charge of 0.75% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 45. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus.

(8) The current charge is 0.0375% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.81% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 48. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus.

(9) The current charge is 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 54. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus.

(10) The current charge is 0.0725% (0.87% annually) of the GWB, subject to a maximum annual charge of 1.62% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 58. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus.

(11) The current charge is 0.0175% (0.21% annually) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page
      63. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus.

(12) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. The below table has the maximum and current charges for all age groups.

      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


      We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                      5% For Life GMWB With Bonus and Annual Step-Up
                 --------------------------------------------------------
                 Annual Charge           Maximum            Current
                 --------------------------------------------------------
                 Ages    45 - 49        1.02%/12           0.57%/12
                         50 - 54        1.17%/12           0.72%/12
                         55 - 59        1.50%/12           0.96%/12
                         60 - 64        1.50%/12           0.96%/12
                         65 - 69        1.50%/12           0.96%/12
                         70 - 74        0.90%/12           0.57%/12
                         75 - 80        0.66%/12           0.42%/12
                 --------------------------------------------------------
                 Charge Basis                       GWB
                 --------------------------------------------------------
                 Charge Frequency                 Monthly


      For more information about the charge for this endorsement, please see "5% For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 32. For more information about how the endorsement works, please see "5% For Life GMWB With Bonus and Annual Step-Up" beginning on page 66.

(13) The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "For Life GMWB With Annual Step-Up Charge" beginning on page 33. For more information about how the endorsement works, please see "For Life GMWB With Annual Step-Up" beginning on page 74.

(14) The current charge is 0.0975% (1.17% annually) of the GWB, subject to a maximum annual charge of 1.71% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "Joint For Life GMWB With Annual Step-Up Charge" beginning on page 34. For more information about how the endorsement works, please see "Joint For Life GMWB With Annual Step-Up" beginning on page 81.

(15) The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 34. For more information about how the endorsement works, please see "For Life GMWB With Bonus and Annual Step-Up " beginning on page 89.

(16) The current charge is 0.105% (1.26% annually) of the GWB, subject to a maximum annual charge of 1.86% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "Joint Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 35. For more information about how the endorsement works, please see "Joint For Life GMWB With Bonus and Annual Step-Up " beginning on page 98.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

--------------------------------------------------------------------------------

                      Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------


(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

                          -----------------------------

                                 Minimum: 0.58%

                                 Maximum: 2.27%

                          -----------------------------

                    Fund Operating Expenses
(As an annual percentage of the Fund's average daily net assets)

                                                                                                       Acquired
                                                          Management                                   Fund Fees      Annual
                                                          and Admin       Service         Other           and       Operating
                       Fund Name                           Fee (A)      (12b-1) Fee   Expenses (B)   Expenses (C)    Expenses
------------------------------------------------------------------------------------------------------------------------------
JNL/AIM International Growth                                0.82%          0.20%        0.01%          0.01%          1.04%
------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Large Cap Growth (F)                                0.77%          0.20%        0.01%          0.00%          0.98%
------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Real Estate                                         0.81%          0.20%        0.01%          0.01%          1.03%
------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Small Cap Growth                                    0.95%          0.20%        0.00%          0.01%          1.16%
------------------------------------------------------------------------------------------------------------------------------
JNL/Capital Guardian Global Balanced (F)                    0.80%          0.20%        0.01%          0.00%          1.01%
------------------------------------------------------------------------------------------------------------------------------
JNL/Capital Guardian Global Diversified Research            0.90%          0.20%        0.00%          0.01%          1.11%
------------------------------------------------------------------------------------------------------------------------------
JNL/Capital Guardian International Small Cap                1.10%          0.20%        0.00%          0.04%          1.34%
------------------------------------------------------------------------------------------------------------------------------
JNL/Capital Guardian U.S. Growth Equity                     0.80%          0.20%        0.00%          0.00%          1.00%
------------------------------------------------------------------------------------------------------------------------------
JNL/Credit Suisse Global Natural Resources                  0.85%          0.20%        0.00%          0.01%          1.06%
------------------------------------------------------------------------------------------------------------------------------
JNL/Credit Suisse Long/Short                                1.00%          0.20%        1.06% (D)      0.01%          2.27%
------------------------------------------------------------------------------------------------------------------------------
JNL/Eagle Core Equity                                       0.73%          0.20%        0.01%          0.01%          0.95%
------------------------------------------------------------------------------------------------------------------------------
JNL/Eagle SmallCap Equity                                   0.83%          0.20%        0.00%          0.01%          1.04%
------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Founding Strategy                    0.05%          0.00%        0.00%          1.06% (E)      1.11%
------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Global Growth                        0.90%          0.20%        0.00%          0.00%          1.10%
------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Income                               0.82%          0.20%        0.00%          0.00%          1.02%
------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Mutual Shares                        0.85%          0.20%        0.02% (D)      0.00%          1.07%
------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Small Cap Value                      0.95%          0.20%        0.01%          0.01%          1.17%
------------------------------------------------------------------------------------------------------------------------------
JNL/Goldman Sachs Core Plus Bond                            0.70%          0.20%        0.01%          0.01%          0.92%
------------------------------------------------------------------------------------------------------------------------------
JNL/Goldman Sachs Mid Cap Value                             0.82%          0.20%        0.01%          0.01%          1.04%
------------------------------------------------------------------------------------------------------------------------------
JNL/Goldman Sachs Short Duration Bond                       0.54%          0.20%        0.01%          0.00%          0.75%
------------------------------------------------------------------------------------------------------------------------------
JNL/JPMorgan International Value                            0.80%          0.20%        0.01%          0.00%          1.01%
------------------------------------------------------------------------------------------------------------------------------
JNL/JPMorgan MidCap Growth                                  0.80%          0.20%        0.01%          0.01%          1.02%
------------------------------------------------------------------------------------------------------------------------------
JNL/JPMorgan U.S. Government & Quality Bond                 0.58%          0.20%        0.00%          0.01%          0.79%
------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Emerging Markets                                 1.09%          0.20%        0.00%          0.02%          1.31%
------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Mid Cap Equity (F)                               0.81%          0.20%        0.01%          0.01%          1.03%
------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Small Cap Equity                                 0.85%          0.20%        0.01%          0.01%          1.07%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 500 Index                 0.38%          0.20%        0.01%          0.01%          0.60%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 400 MidCap Index          0.39%          0.20%        0.01%          0.00%          0.60%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Small Cap Index               0.39%          0.20%        0.01%          0.00%          0.60%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management International Index           0.44%          0.20%        0.01%          0.00%          0.65%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Bond Index                    0.40%          0.20%        0.00%          0.00%          0.60%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index  0.58%          0.20%        0.01%          0.01%          0.80%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Index 5                       0.05%          0.00%        0.01%          0.61% (E)      0.67%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management 10 x 10                       0.05%          0.00%        0.01%          0.63% (E)      0.69%
------------------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Global Growth                               0.84%          0.20%        0.01%          0.00%          1.05%
------------------------------------------------------------------------------------------------------------------------------
JNL/PAM Asia ex-Japan                                       1.10%          0.20%        0.00%          0.08%          1.38%
------------------------------------------------------------------------------------------------------------------------------
JNL/PAM China-India                                         1.20%          0.20%        0.00%          0.08%          1.48%
------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Real Return                                       0.60%          0.20%        0.00%          0.00%          0.80%
------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond                                 0.60%          0.20%        0.00%          0.01%          0.81%
------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America Core Equity (F)                             0.75%          0.20%        0.01%          0.00%          0.96%
------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America High Yield Bond (F)                         0.57%          0.20%        0.00%          0.01%          0.78%
------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America Mid Cap Value                               0.85%          0.20%        0.01%          0.00%          1.06%
------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America Small Cap Value                             0.85%          0.20%        0.01%          0.00%          1.06%
------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America Value Equity                                0.65%          0.20%        0.01%          0.00%          0.86%
------------------------------------------------------------------------------------------------------------------------------
JNL/Select Balanced                                         0.58%          0.20%        0.00%          0.01%          0.79%
------------------------------------------------------------------------------------------------------------------------------
JNL/Select Money Market                                     0.38%          0.20%        0.00%          0.00%          0.58%
------------------------------------------------------------------------------------------------------------------------------
JNL/Select Value                                            0.63%          0.20%        0.00%          0.00%          0.83%
------------------------------------------------------------------------------------------------------------------------------
JNL/T. Rowe Price Established Growth                        0.68%          0.20%        0.00%          0.01%          0.89%
------------------------------------------------------------------------------------------------------------------------------
JNL/T. Rowe Price Mid-Cap Growth                            0.81%          0.20%        0.01%          0.02%          1.04%
------------------------------------------------------------------------------------------------------------------------------

                    Fund Operating Expenses
(As an annual percentage of the Fund's average daily net assets)

                                                                                                       Acquired
                                                          Management                                   Fund Fees      Annual
                                                          and Admin       Service        Other            and       Operating
                       Fund Name                           Fee (A)      (12b-1) Fee   Expenses (B)   Expenses (C)    Expenses
------------------------------------------------------------------------------------------------------------------------------
JNL/T. Rowe Price Value                                     0.75%          0.20%        0.00%          0.01%          0.96%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Conservative                                0.18%          0.00%        0.00%          0.88% (E)      1.06%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Moderate                                    0.18%          0.00%        0.01%          0.91% (E)      1.10%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Moderate Growth                             0.15%          0.00%        0.01%          0.96% (E)      1.12%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Growth                                      0.15%          0.00%        0.00%          0.98% (E)      1.13%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Aggressive Growth                           0.17%          0.00%        0.00%          1.02% (E)      1.19%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Retirement Income                                   0.18%          0.00%        0.00%          0.90% (E)      1.08%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Retirement 2015                                     0.18%          0.00%        0.00%          1.01% (E)      1.19%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Retirement 2020                                     0.18%          0.00%        0.00%          1.02% (E)      1.20%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Retirement 2025                                     0.18%          0.00%        0.00%          1.04% (E)      1.22%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Disciplined Moderate                                0.18%          0.00%        0.00%          0.69% (E)      0.87%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Disciplined Moderate Growth                         0.18%          0.00%        0.00%          0.71% (E)      0.89%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Disciplined Growth                                  0.18%          0.00%        0.01%          0.67% (E)      0.86%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Competitive Advantage                               0.50%          0.20%        0.00%          0.04%          0.74%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Dividend Income & Growth                            0.50%          0.20%        0.00%          0.05%          0.75%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Intrinsic Value                                     0.50%          0.20%        0.00%          0.04%          0.74%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Total Yield                                         0.50%          0.20%        0.00%          0.04%          0.74%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P 4                                                   0.05%          0.00%        0.00%          0.74% (E)      0.79%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Nasdaq(R) 25                  0.50%          0.20%        0.04%          0.00%          0.74%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Value Line(R) 30              0.43%          0.20%        0.16%          0.00%          0.79%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Dow(SM) Dividend              0.45%          0.20%        0.02%          0.00%          0.67%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P(R) 24                     0.52%          0.20%        0.01%          0.00%          0.73%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management 25                            0.44%          0.20%        0.00%          0.00%          0.64%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Select Small-Cap              0.44%          0.20%        0.01%          0.00%          0.65%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management JNL 5                         0.42%          0.20%        0.02%          0.00%          0.64%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management VIP                           0.44%          0.20%        0.05%          0.00%          0.69%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management JNL Optimized 5               0.46%          0.20%        0.05%          0.00%          0.71%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P(R) SMid 60                0.52%          0.20%        0.01%          0.01%          0.74%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management NYSE(R) International 25      0.57%          0.20%        0.04%          0.01%          0.82%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Communications Sector         0.49%          0.20%        0.03%          0.00%          0.72%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Consumer Brands Sector        0.52%          0.20%        0.03%          0.00%          0.75%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Financial Sector              0.51%          0.20%        0.03%          0.00%          0.74%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Healthcare Sector             0.49%          0.20%        0.03%          0.00%          0.72%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Oil & Gas Sector              0.44%          0.20%        0.03%          0.00%          0.67%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Technology Sector             0.50%          0.20%        0.03%          0.00%          0.73%
------------------------------------------------------------------------------------------------------------------------------

(A) Certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the Administrator.

      The JNL/AIM International Growth Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management Bond Index Fund, the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and the JNL/Mellon Capital Management NYSE(R) International 25 Fund pay an administrative fee of 0.15%.

      The JNL/Mellon Capital Management NYSE(R) International 25 Fund, and the JNL/PAM Asia ex-Japan Fund pay an administrative fee of 0.20%.

      The JNL/PAM China-India Fund pays an administrative fee of 0.30%.

      The JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds except the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund pay an administrative fee of 0.05%.

      All other Funds pay an administrative fee of 0.10%.

      The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of the applicable administrative fee.

(B) Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

(C) Acquired Fund Fees and Expenses. The expenses shown represent the Funds' pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

(D) Amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions. For December 31, 2007, total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund, and JNL/Franklin Templeton Mutual Shares Fund was 1.06% and 0.01%, respectively.

(E) Amounts are based on the allocations to underlying funds during the period ended December 31, 2007. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

(F) The management/administrative fee has been restated to reflect a contract amendment; the fee was adjusted to the level shown in the table above.


                                     EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% return on assets each year.

The following example includes maximum Fund fees and expenses if you select the optional Contract Enhancement and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:


1 year   3 years   5 years   10 years

$711     $1,885    $3,047    $5,733


If you annuitize at the end of the applicable time period (no additional fees upon annuitization):


1 year *  3 years  5 years   10 years

$711      $1,885   $3,047    $5,733


* Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do not surrender your Contract:


1 year   3 years   5 years   10 years

$611     $1,815    $2,997    $5,733


The example does not represent past or future expenses. Your actual costs may be higher or lower.

Condensed Financial Information. The information about the values of all accumulation units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an accumulation unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson of NY and information about the values of all accumulation units constitute the condensed financial information, which can be found in the Statement of Additional Information. The financial statements of Jackson of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

                              THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson of NY is a Contract between you, the Owner, and Jackson of NY, an insurance company. The Contract provides a means for allocating on a tax-deferred basis to guaranteed fixed accounts and Investment Divisions. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The Contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase and (2) the income phase. Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified contract or a tax-qualified contract will be taxable except to the extent that they represent a partial repayment of the investment in the Contract.

The Contract offers guaranteed fixed account options. The guaranteed fixed account options offer an interest rate that is guaranteed by Jackson of NY for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson of NY. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed account period, but will never be less than the premium payments accumulated at 3% per year, less any withdrawal charge, annual contract maintenance charge or premium tax due. If you choose to have your annuity payments come from the guaranteed fixed account, your payments will remain level throughout the entire income phase.

The Contract also offers Investment Divisions. The Investment Divisions are designed to offer the potential for a higher return than the guaranteed fixed account. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you put money in the Investment Divisions, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

As the Owner, you can exercise all the rights under the Contract. You and your spouse can be joint Owners. You can assign the Contract at any time during your lifetime but Jackson of NY will not be bound until it receives written notice of the assignment (there is an assignment form). An assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact our Jackson of NY Service Center for help and more information.

The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group Contract. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company.

                                  JACKSON OF NY

Jackson of NY is a stock life insurance company organized under the laws of the state of New York in July 1995. Its legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. Jackson of

NY is admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. Jackson of NY is an indirect wholly owned subsidiary of Prudential plc (London, England).

Jackson of NY has responsibility for administration of the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Contract Owner and the number and type of Contracts issued to each Contract Owner, and records with respect to the value of each Contract.

Jackson of NY is working to provide documentation electronically. When this program is available, Jackson of NY will, as permitted, forward documentation electronically. Please contact us at our Jackson of NY Service Center for more information.

                          THE GUARANTEED FIXED ACCOUNT


If you select a guaranteed fixed account option, your money will be placed with Jackson of NY's other assets. The guaranteed fixed account is not registered with the SEC, and the SEC does not review the information we provide to you about the guaranteed fixed account options. Disclosures regarding the guaranteed fixed account options, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Your Contract contains a more complete description of the guaranteed fixed account options.


                              THE SEPARATE ACCOUNT

The JNLNY Separate Account I was established by Jackson of NY on September 12, 1997, pursuant to the provisions of New York law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to Jackson of NY and the obligations under the Contracts are obligations of Jackson of NY. However, the Contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson of NY may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other contracts Jackson of NY may issue.

The Separate Account is divided into Investment Divisions. Jackson of NY does not guarantee the investment performance of the Separate Account or the Investment Divisions.

                              INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 18 Investment Divisions and the guaranteed account at any one time. Certain Investment Divisions may not be available with your Contract. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Investment Divisions are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the prospectus for the JNL Series Trust for more information.

            JNL/Franklin Templeton Founding Strategy
            JNL/Mellon Capital Management Index 5


            JNL/Mellon Capital Management 10 x 10


            JNL/S&P Managed Conservative

            JNL/S&P Managed Moderate
            JNL/S&P Managed Moderate Growth
            JNL/S&P Managed Growth
            JNL/S&P Managed Aggressive Growth
            JNL/S&P Retirement Income
            JNL/S&P Retirement 2015
            JNL/S&P Retirement 2020
            JNL/S&P Retirement 2025
            JNL/S&P Disciplined Moderate
            JNL/S&P Disciplined Moderate Growth
            JNL/S&P Disciplined Growth


            JNL/S&P 4


The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------
JNL/AIM International Growth Fund
      Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

            Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong fundamentals and/or accelerating earnings growth.

--------------------------------------------------------------------------------
JNL/AIM Large Cap Growth Fund
      Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

            Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

--------------------------------------------------------------------------------
JNL/AIM Real Estate Fund
      Jackson National Asset Management, LLC (and AIM Capital Management, Inc. and INVESCO Institutional (N.A.), Inc. (sub-sub-adviser))


            Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies, including real estate investment trusts.


--------------------------------------------------------------------------------
JNL/AIM Small Cap Growth Fund
      Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

            Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

--------------------------------------------------------------------------------
JNL/Capital Guardian Global Balanced Fund
      Jackson National Asset Management, LLC (and Capital Guardian Trust
      Company)

            Seeks income and capital growth, consistent with reasonable risk via balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

--------------------------------------------------------------------------------
JNL/Capital Guardian Global Diversified Research Fund
      Jackson National Asset Management, LLC (and Capital Guardian Trust
      Company)


            Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.


--------------------------------------------------------------------------------
JNL/Capital Guardian International Small Cap Fund
      Jackson National Asset Management, LLC (and Capital Guardian Trust
      Company)

            Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of non-U.S. issuers (including ADRs and other U.S. registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/Capital Guardian U.S. Growth Equity Fund
      Jackson National Asset Management, LLC (and Capital Guardian Trust
      Company)


            Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.


--------------------------------------------------------------------------------
JNL/Credit Suisse Global Natural Resources Fund
      Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited
      (sub-sub-adviser))

            Seeks long-term growth of capital by investing a minimum of 95% (of the majority of its assets) of its assets in worldwide companies.

--------------------------------------------------------------------------------
JNL/Credit Suisse Long/Short Fund
      Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC)

            Seeks total return by investing through a quantitative active equity management strategy that allows the portfolio to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

--------------------------------------------------------------------------------
JNL/Eagle Core Equity Fund
      Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)


            Seeks long-term capital growth through appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) equity securities consisting primarily of common stocks of large U.S. companies.


--------------------------------------------------------------------------------
JNL/Eagle SmallCap Equity Fund
      Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

            Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

--------------------------------------------------------------------------------
JNL/Franklin Templeton Founding Strategy Fund
      Jackson National Asset Management, LLC

            Seeks capital appreciation by investing in a combination of mutual funds (Underlying Funds) on a fixed percentage basis. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

--------------------------------------------------------------------------------
JNL/Franklin Templeton Global Growth Fund
      Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

            Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

--------------------------------------------------------------------------------
JNL/Franklin Templeton Income Fund
      Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

            Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

--------------------------------------------------------------------------------
JNL/Franklin Templeton Mutual Shares Fund
      Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

            Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing in equity securities of companies in any nation, pursuant to manager discretion. The Fund invests primarily (up to 80%) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

--------------------------------------------------------------------------------
JNL/Franklin Templeton Small Cap Value Fund
      Jackson National Asset Management, LLC (and Franklin Advisory Services,
      LLC)

            Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.

--------------------------------------------------------------------------------
JNL/Goldman Sachs Core Plus Bond Fund
      Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

            Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

--------------------------------------------------------------------------------
JNL/Goldman Sachs Mid Cap Value Fund
      Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

            Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of securities in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of investing.

--------------------------------------------------------------------------------
JNL/Goldman Sachs Short Duration Bond Fund
      Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

            Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

--------------------------------------------------------------------------------
JNL/JPMorgan International Value Fund
      Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

            Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

--------------------------------------------------------------------------------
JNL/JPMorgan MidCap Growth Fund
      Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

            Seeks capital growth over the long-term by investing primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

--------------------------------------------------------------------------------
JNL/JPMorgan Government & Quality Bond Fund
      Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

            Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and
            (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government.

--------------------------------------------------------------------------------
JNL/Lazard Emerging Markets Fund
      Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

            Seeks long-term capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.


--------------------------------------------------------------------------------
JNL/Lazard Mid Cap Equity Fund
      Jackson National Asset Management, LLC (and Lazard Asset Management)


            Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

--------------------------------------------------------------------------------
JNL/Lazard Small Cap Equity Fund
      Jackson National Asset Management, LLC (and Lazard Asset Management)


            Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 500 Index Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Small Cap Index Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic corporations.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management International Index Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Bond Index Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to match the performance of the Lehman Brothers Aggregate Bond Index to provide a moderate rate of income by investing in domestic fixed-income investments.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Index 5 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to achieve its objective by initially allocating in the following Funds:


            o     20% in the JNL/Mellon Capital Management S&P 500 Index Fund;

            o     20% in the JNL/Mellon Capital Management S&P 400 MidCap Index
                  Fund;

            o     20% in the JNL/Mellon Capital Management Small Cap Index Fund;

            o 20% in the JNL/Mellon Capital Management International Index Fund; and

            o     20% in the JNL/Mellon Capital Management Bond Index Fund.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management 10 x 10 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to achieve its objective by initially allocating in the following Funds:


            o 50% in the Class A shares of the JNL/Mellon Capital Management JNL 5 Fund;

            o 10% in the Class A shares of the JNL/Mellon Capital Management S&P 500 Index Fund;

            o 10% in the Class A shares of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;

            o 10% in the Class A shares of the JNL/Mellon Capital Management Small Cap Index Fund;

            o 10% in the Class A shares of the JNL/Mellon Capital Management International Index Fund; and

            o 10% in the Class A shares of the JNL/Mellon Capital Management Bond Index Fund.

--------------------------------------------------------------------------------
JNL/Oppenheimer Global Growth Fund
      Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

            Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.


--------------------------------------------------------------------------------
JNL/PAM Asia ex-Japan Fund
      Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

            Seeks long-term total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purpose) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

--------------------------------------------------------------------------------
JNL/PAM China-India Fund
      Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

            Seeks long-term total return by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purpose) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People's Republic of China and India.


--------------------------------------------------------------------------------
JNL/PIMCO Real Return Fund
      Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


            Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.


--------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond Fund
      Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


            Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment-grade, fixed-income securities of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.


--------------------------------------------------------------------------------
JNL/PPM America Core Equity Fund
      Jackson National Asset Management, LLC (and PPM America, Inc.)


            Seeks long-term capital growth by investing primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the S&P 500 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.


--------------------------------------------------------------------------------
JNL/PPM America High Yield Bond Fund
      Jackson National Asset Management, LLC (and PPM America, Inc.)

            Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments such as options, futures contracts or swap agreements, including credit default swaps, and may also invest in securities of foreign insurers.


--------------------------------------------------------------------------------
JNL/PPM America Mid Cap Value Fund
      Jackson National Asset Management, LLC (and PPM America, Inc.)

            Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

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JNL/PPM America Small Cap Value Fund
      Jackson National Asset Management, LLC (and PPM America, Inc.)

            Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the S&P Small Cap 600 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.


--------------------------------------------------------------------------------
JNL/PPM America Value Equity Fund
      Jackson National Asset Management, LLC (and PPM America, Inc.)


            Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index. The capitalization range of the S&P 500 Index is currently between $1.336 billion and $510.201 billion. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.


--------------------------------------------------------------------------------
JNL/Select Balanced Fund
      Jackson National Asset Management, LLC (and Wellington Management Company,
      LLP)

            Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/Select Money Market Fund
      Jackson National Asset Management, LLC (and Wellington Management Company,
      LLP)

            Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

--------------------------------------------------------------------------------
JNL/Select Value Fund
      Jackson National Asset Management, LLC (and Wellington Management Company,
      LLP)

            Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.

--------------------------------------------------------------------------------
JNL/T. Rowe Price Established Growth Fund
      Jackson National Asset Management, LLC (and T. Rowe Price Associates,
      Inc.)


            Seeks long-term growth of capital and increasing dividend income by investing primarily common stocks, concentrating its investments in well-established growth companies.


--------------------------------------------------------------------------------
JNL/T. Rowe Price Mid-Cap Growth Fund
      Jackson National Asset Management, LLC (and T. Rowe Price Associates,
      Inc.)

            Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

--------------------------------------------------------------------------------
JNL/T. Rowe Price Value Fund
      Jackson National Asset Management, LLC (and T. Rowe Price Associates,
      Inc.)

            Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the portfolio manager regards as undervalued.

--------------------------------------------------------------------------------
JNL/S&P Managed Conservative Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)


            Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

            Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P Managed Moderate Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)


            Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

            Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P Managed Moderate Growth Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)


            Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

            Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P Managed Growth Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)


            Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

            Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P Managed Aggressive Growth Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)


            Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity securities.

            Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among those particular Underlying Funds that invest primarily in equity securities.


--------------------------------------------------------------------------------
JNL/S&P Retirement Income Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


            Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

            Under normal circumstances, the Fund allocates approximately 20% to 45% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P Retirement 2015 Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

            Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

            Under normal circumstances, the Fund allocates approximately 30% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P Retirement 2020 Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


            Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.

            Under normal circumstances, the JNL/S&P Retirement 2020 Fund allocates approximately 30-% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the JNL/S&P Retirement 2020 Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P Retirement 2025 Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

            Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.


            Under normal circumstances, the JNL/S&P Retirement 2025 Fund allocates approximately 30% to 95% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the JNL/S&P Retirement 2025 Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P Disciplined Moderate Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

            Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.


            Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.


--------------------------------------------------------------------------------
JNL/S&P Disciplined Moderate Growth Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

            Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.


--------------------------------------------------------------------------------
JNL/S&P Disciplined Growth Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks capital growth by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.

            Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.


--------------------------------------------------------------------------------
JNL/S&P Competitive Advantage Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)


            Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), profitable and predominantly higher-quality. In selecting the companies, SPIAS looks to 30 companies ranked by return on invested capital and lowest market-to-book multiples.


--------------------------------------------------------------------------------
JNL/S&P Dividend Income & Growth Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

            Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies, that have the highest indicated annual dividend yields ("Dividend Yield") within their sector. The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

--------------------------------------------------------------------------------
JNL/S&P Intrinsic Value Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)


            Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), companies with positive free cash flows and low external financing needs.


--------------------------------------------------------------------------------
JNL/S&P Total Yield Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

            Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders). Standard & Poor's Investment Advisory Services LLC ("SPIAS") seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

--------------------------------------------------------------------------------
JNL/S&P 4 Fund
      Jackson National Asset Management, LLC


            Seeks capital appreciation by investing in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis. The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in companies included in the S&P 500. The Fund seeks to achieve its objective by making initial allocations of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

            o     25% in JNL/S&P Competitive Advantage Fund; and

            o     25% in JNL/S&P Dividend Income & Growth Fund; and

            o     25% in JNL/S&P Intrinsic Value Fund; and

            o     25% in JNL/S&P Total Yield Fund.


--------------------------------------------------------------------------------

            About the JNL/S&P Retirement Funds. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically, any GMWB.

            Each of these two benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates: (i) the Owner's date of death in the case of death benefits and (ii) an Owner's specific age under a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these two benefits may be somewhat diminished.

            The potential for overlap is greatest for the GMWB because this benefit will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small.

            You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.

--------------------------------------------------------------------------------
                              JNL Variable Fund LLC
--------------------------------------------------------------------------------
JNL/Mellon Capital Management Nasdaq(R) 25 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index(R).


--------------------------------------------------------------------------------
JNL/Mellon Capital Management Value Line(R) 30 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line(R) gives a #1 ranking for Timeliness(TM). The 30 stocks are selected each year based on certain positive financial attributes.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management Dow(SM) Dividend Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend Index(SM) which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each "Stock Selection Date."


--------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P(R) 24 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through capital appreciation by investing in the common stocks of companies that have the potential for capital appreciation by investing in common stocks of 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)").

--------------------------------------------------------------------------------
JNL/Mellon Capital Management 25 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE").

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Select Small-Cap Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange

            ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management JNL 5 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

            o     20% in the Dow(SM) 10 Strategy, a dividend yielding strategy;

            o 20% in the S&P(R) 10 Strategy, a blended valuation-momentum strategy;

            o     20% in the Global 15 Strategy, a dividend yielding strategy;

            o     20% in the 25 Strategy, a dividend yielding strategy; and

            o 20% in the Select Small-Cap Strategy, a small capitalization strategy.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management VIP Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:


            o     The Dow(SM) Core 5 Strategy;

            o     The European 20 Strategy;

            o     The Nasdaq(R) 25 Strategy;

            o     The S&P 24 Strategy;

            o     The Select Small-Cap Strategy; and

            o     The Value Line(R) 30 Strategy.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management JNL Optimized 5 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:


            o     25% in the Nasdaq(R) 25 Strategy;

            o     25% in the Value Line(R) 30 Strategy;

            o     24% in the European 20 Strategy;

            o     14% in the Global 15 Strategy; and

            o     12% in the 25 Strategy.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index. The 60 companies are selected on each Stock Selection Date. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The Fund focuses on small and mid-capitalization companies because the Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management NYSE(R) International 25 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks capital appreciation by investing in foreign companies. The 25 companies are selected on each Stock Selection Date. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for a dividend investment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management Communications Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Consumer Brands Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Financial Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financial Index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Healthcare Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Healthcare Index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Oil & Gas Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Technology Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index.

--------------------------------------------------------------------------------

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Division with a small asset base. A Fund may not experience similar performance as its assets grow.


You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future. The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus. However, these prospectuses may also be obtained at no charge by calling 1-800-599-5651 (NY Annuity and Life Service Center) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing P.O. Box 378004, Denver, Colorado 80237-9701 or by visiting www.jnlny.com.


Voting Rights. To the extent required by law, Jackson of NY will obtain from you and other Owners of the Contracts instructions as to how to vote when the Fund solicits proxies in conjunction with a vote of shareholders. When Jackson of NY receives instructions, we will vote all the shares Jackson of NY owns in proportion to those instructions. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. Jackson of NY may be required, or determine in its sole discretion, to substitute a different mutual fund for the one in which the Investment Division is currently invested. This will be done with any required approval of the SEC. Jackson of NY will give you notice of such transactions.

                                CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charge. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.25% of the daily value of the Contracts invested in an Investment Division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts.


The Mortality and Expense Risk Charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. The mortality risks that Jackson of NY assumes arise from our obligations under the Contracts:

      o to make income payments for the life of the annuitant during the income phase;

      o     to waive the withdrawal charge in the event of your death; and

      o     to provide a standard death benefit prior to the Income Date.


The expense risk that Jackson of NY assumes is the risk that our actual cost of administering the Contracts and the Investment Divisions will exceed the amount that we receive from the administration charge and the annual contract maintenance charge.

Administration Charge. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the daily value of the Contracts invested in an Investment Division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.


Annual Contract Maintenance Charge. During the accumulation phase, Jackson of NY deducts a $30 annual contract maintenance charge on each anniversary of the date on which your Contract was issued. If you make a complete withdrawal from your Contract, the annual contract maintenance charge will also be deducted. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and guaranteed fixed account options based on the proportion their respective value bears to the contract value.


Jackson of NY will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more. Jackson of NY may discontinue this practice at any time.

Transfer Fee. A transfer fee of $25 will apply to transfers in excess of 15 in a Contract year. Jackson of NY may waive the transfer fee in connection with Earnings Sweeps or pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:


      o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and


      o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Withdrawal Charge. During the accumulation phase (if and to the extent that contract value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you can make withdrawals from your Contract without imposition of a withdrawal charge of:


      o premiums which are not subject to a withdrawal charge (premiums in your annuity for seven years or longer and not previously withdrawn),

      o     earnings, and

      o 10% during each Contract year for the first withdrawal of premium of the year, 10% of premium paid that is still subject to a withdrawal charge (not yet withdrawn), less earnings ("Free
            Withdrawal")(required minimum distributions will be counted as part of the free withdrawal amount).


The Contract Enhancement will not be recaptured by Jackson of NY if you make a "free withdrawal."

Withdrawals in excess of that will be charged a withdrawal charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The withdrawal charge compensates us for costs associated with selling the Contracts.

For purposes of the withdrawal charge, Jackson of NY treats withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the Contract. If you make a full withdrawal you will not receive the benefit of the Free Withdrawal and the entire amount withdrawn will be subject to a withdrawal charge. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract.

Note: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Jackson of NY does not assess the withdrawal charge on any payments paid out as
(1) income payments, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (but if the withdrawal requested exceeds the minimum distribution requirements; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge, if applicable).

Jackson of NY may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between Jackson of NY and a prospective purchaser. Jackson of NY may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson of NY or any of its affiliates.


Contract Enhancement Charge. During the first seven Contract years, Jackson of NY deducts a Contract Enhancement charge which is equal, on an annual basis, to 0.42% of the daily net asset value of the Contracts invested in an Investment Division. This charge will also be assessed against any amounts you have allocated to the guaranteed accounts, resulting in a credited interest rate of 0.42% less than the annual credited interest rate that would apply to the guaranteed account if the Contract Enhancement had not been elected (however, the interest rate net of the Contract Enhancement charge will never go below 3%). This charge is only applied if the Contract Enhancement option is elected. For Contract Owners who purchased this option prior to May 1, 2002, the charge deducted will be 0.425% until May 18th when 0.42% will be charged to those Contracts going forward. The adjustments to the interest rates applicable to the Guaranteed Fixed Accounts will reflect these changes. See Contract Enhancements on page 39.


Recapture Charge. Jackson of NY will take back (recapture) the Contract Enhancement whenever a withdrawal of the corresponding premium (premium payment upon which a contract enhancement was paid) is made

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

(except if it is a free withdrawal), in the event of payments under an income option, or if you return the Contract during the free-look period, in accordance with the following schedule:

            Contribution Year of Premium   Recapture Charge Percentage
            ----------------------------   ---------------------------
                    1 and 2                             3%
                    3, 4 and 5                          2%
                    6 and 7                             1%
                    After year 7                        0%

The amount recaptured will be taken from the Investment Divisions and the guaranteed accounts in the same proportion as the withdrawal charge. The recapture charge is not assessed on amounts withdrawn from (a) premiums in an annuity for seven years or longer and not previously withdrawn, (b) earnings, or
(c) amounts subject to the free withdrawal. The recapture charge is pro-rata and is assessed based on withdrawals of the corresponding premium. Thus, if 50% of the premium originally credited with the Contract Enhancement is withdrawn, then 50% of the total Recapture Charge is assessed.

The example that follows is purely hypothetical and is for illustrative purposes only.

Example:

      Assume an initial premium of $100,000. A Contract Enhancement is added and, therefore, the contract value equals $103,000. Assume that four years later, the return (net of charges) is 25%, for a contract value of $128,750. Now assume that you want to withdraw $100,000. (You made no other withdrawals.)

      The $100,000 withdrawal would be determined as follows:

      o $28,750 is earnings, and will be subject neither to the withdrawal charge nor to recapture;

      o     $71,250 is considered to be premium withdrawn.

      In year four, the withdrawal charge percentage is 4%, which, applied to the $71,250, results in a withdrawal charge of $2,850. In addition, the recapture charge percentage is 2% in the fourth year, which results in a recapture charge of $1,425.

      So, the withdrawal paid to the Owner is:
      $28,750 + $71,250 - $2,850 - $1,425 = $95,725.

For the purpose of calculating the recapture charge upon annuitization, Jackson of NY treats annuitization in the same manner as it treats full withdrawals. The recapture charge percentage is applied to the entire remaining premium in contribution year 7 or earlier that had been credited with a Contract Enhancement. The example that follows is purely hypothetical and is for illustrative purposes only.

Example:

      Assume an initial premium of $100,000, which is then enhanced to $103,000. Assume that four years later, the return net of charges is 25%, for a contract value of $128,750. Now assume that you want to annuitize the Contract. (You made no other withdrawals.)

      The annuitization is treated similarly to a full withdrawal, except that no withdrawal charges are applied. The contract value at the time of annuitization consists of $28,750 of earnings, and $100,000 of premium.

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

      No withdrawal charges are applied to the annuitization. The recapture charge percentage is 2% in the fourth year, which results in a recapture charge of $2,000.

      Therefore, the annuity payments will be based on a contract value of:
      $128,750 - $2,000 = $126,750.


7% Guaranteed Minimum Withdrawal Benefit ("SafeGuard 7 Plus") Charge. If you select the 7% Guaranteed Minimum Withdrawal Benefit, you will pay 0.035% of the GWB each Contract Month (0.42% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 45.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct this charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.


We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a Step-Up - subject to a maximum charge of 0.75% annually. The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 45. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 44 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Charge ("SafeGuard Max"). If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, you pay the charge, currently 0.0375% of the GWB each Contract Month (0.45% annually). We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 48.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a Step-Up - subject to a maximum charge of 0.81% annually.

The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 48. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 44 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5") Charge. If you select the 5% GMWB With Annual Step-Up you will pay 0.055% of the GWB each Contract month (0.66% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 54. We deduct this charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually). We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.47% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 54. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 44 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 6") Charge. If you select the 6% GMWB With Annual Step-Up you will pay 0.0725% of the GWB each Contract month (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 58. We deduct this charge from your Contract Value on a pro rata basis over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually). We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.62% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 58. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 44 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up ("MarketGuard 5") Charge. If you select the 5% GMWB without Step-Up, you will pay 0.0175% each Contract month of the GWB (0.21% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 63. We deduct this charge from your Contract Value on a pro rata basis over each applicable Investment Division. With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month (0.12% annually). We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, or, subject to a maximum charge of 0.51% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 63. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 44 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up Charge ("LifeGuard Advantage"). The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 66. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

                  Annual Charge      Maximum     Current
                ------------------------------------------
                Ages   45 - 49      1.02%/12    0.57%/12
                       50 - 54      1.17%/12    0.72%/12
                       55 - 59      1.50%/12    0.96%/12
                       60 - 64      1.50%/12    0.96%/12
                       65 - 69      1.50%/12    0.96%/12
                       70 - 74      0.90%/12    0.57%/12
                       75 - 80      0.66%/12    0.42%/12
                ------------------------------------------
                Charge Basis                 GWB
                ------------------------------------------
                Charge Frequency           Monthly


You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 66. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 66. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 44 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent") Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.08% (0.96% annually) of the GWB each Contract Month, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 74.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct this charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.50% annually.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 74. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 74. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 44 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent With Joint Option") Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.0975% (1.17% annually) of the GWB each Contract Month, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 81.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct this charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.71% annually.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 81. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 81. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 44 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom") Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" beginning on page 89. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.50% annually. We may also change the charge when there is a Step-Up on or after the eleventh Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 89. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 89. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 44 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom With Joint Option") Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" beginning on page 98. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.86% annually. We may also change the charge when there is a Step-Up on or after the eleventh Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 98. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 98. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 44 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Other Expenses. Jackson of NY pays the operating expenses of the Separate Account, including those not covered by the mortality and expense and administration charge. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC.


Premium Taxes. Some governmental entities charge premium taxes or other similar taxes. Jackson of NY is responsible for the payment of these taxes and may make a deduction from the value of the Contract for them. Premium taxes are currently 2%, but New York does not currently impose a premium tax on annuity premiums.

Income Taxes. Jackson of NY reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.


                            DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (JNLD), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company (Jackson(SM)), Jackson of NY's parent.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales that currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.


Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products:

            A G Edwards & Sons
            Centaurus Financial Inc.
            Commonwealth Financial Network
            IFMG Securities
            Inter Securities Inc.
            Invest Financial Corporation
            Investment Centers of America, Inc.
            Lincoln Financial Advisors
            Linsco/Private Ledger Corporation
            Mutual Service Corporation
            National Planning Corporation
            Next Financial Group Inc.
            Raymond James Financial
            Securities America


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


            SII Investments, Inc.
            Thrivent Investment Management
            UBS Financial Services Inc.
            Wachovia Securities Inc.
            WM Financial Services Inc.
            Woodbury Financial Services Inc.

Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.


We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:


      o     National Planning Corporation,

      o     SII Investments, Inc.,

      o     IFC Holdings, Inc. d/b/a Invest Financial Corporation,

      o     Investment Centers of America, Inc., and

      o     Curian Clearing LLC


The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45%

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depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson of NY and Jackson, its parent. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

Minimum Initial Premium:


      o     $5,000 under most circumstances

      o     $2,000 for a qualified plan Contract

      o     The maximum we accept without our prior approval is $1 million.


Minimum Additional Premiums:


      o     $500

      o     $50 under the automatic payment plan

      o You can pay additional premiums at any time during the accumulation phase.


There is a $100 minimum balance requirement for each guaranteed account and Investment Division. A withdrawal request that would reduce the remaining contract value to less than $100 will be treated as a request for a complete withdrawal.

Allocations of Premium. When you purchase a Contract, Jackson of NY will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. The minimum that you may allocate to a guaranteed fixed account or Investment Division is $100. Jackson of NY will allocate additional premiums in the same way unless you tell us otherwise.

You may not allocate your Contract Value to more than 18 investment options plus the guaranteed fixed accounts at any one time.

Jackson of NY will issue your Contract and allocate your first premium within two business days after we receive your first premium and all information required by us for purchase of a Contract. If we do not receive all of the required information, we will contact you to get the necessary information. If for some reason Jackson of NY is unable to complete this process within five business days, we will return your money.

The Jackson of NY business day closes when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).


Capital Protection Program. Jackson of NY offers a Capital Protection program that a Contract Owner may request at issue. Under this program, Jackson of NY will allocate part of the premium to the guaranteed fixed account you select so that such part, based on that Guaranteed Fixed Account's interest rate in effect on the date of allocation, will equal at the end of selected period of 1, 3, 5, or 7 years the total premium paid. The rest of the premium will be allocated to the Investment Divisions based on your allocation. If any part of the Fixed Account


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Value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.

For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the 3-year guaranteed period was 3% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson of NY receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson of NY will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Divisions you select.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

Accumulation Units. The contract value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Division. In order to keep track of the value of your Contract, Jackson of NY uses a unit of measure called an "accumulation unit." During the income phase it is called an "annuity unit."

Every business day Jackson of NY determines the value of an accumulation unit for each of the Investment Divisions. This is done by:

      1. determining the total amount of assets held in the particular Investment Division;

      2. subtracting any insurance charges and any other charges, such as taxes;

      3. dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day. The base Contract has a different accumulation unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that accumulation unit value.

When you make a premium payment, Jackson of NY credits your Contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson of NY's business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                              CONTRACT ENHANCEMENTS

If you elect the Contract Enhancement option, each time you make a premium payment during the first Contract year, Jackson of NY will add an additional amount to your Contract. This Contract Enhancement will equal 3% of your premium payment. Jackson of NY will allocate the Contract Enhancement to the guaranteed accounts and/or Investment Divisions in the same proportion as the premium payment allocation. The Contract Enhancement is an option and is not automatically included. The Contract Enhancement can be elected only when you buy the Contract.

The Contract Enhancement will be recaptured by Jackson of NY during the first seven years of contribution of the premium whenever you make a withdrawal of corresponding premium (except if it is a free withdrawal), if you receive payments under an income option, or if you return the Contract during the free look period, in accordance with the recapture charge. If the withdrawal requested exceeds the minimum distribution requirements, the recapture charge will be charged on the entire withdrawal amount.

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

Your contract value will reflect any gains or losses attributable to a Contract Enhancement described above. Contract Enhancements, and any gains or losses attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account. In addition, for the guaranteed accounts, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes all premium payments made to the Contract in the first seven years, the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract years. As a result, the aggregate charges assessed will be higher than those that would be charged if the Contract did not include the enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected the Contract Enhancement. Jackson of NY will recapture all or part of any Contract Enhancements through a separate Recapture Charge if you make withdrawals in the first seven years. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract years two through seven, you would likely have lower account values than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract year. Charges for the Contract Enhancement are not assessed after the third Contract year.

The increased contract value resulting from the Contract Enhancement is reduced during the first seven Contract years by the operation of the Contract Enhancement Charge. If you make premium payments only in the first Contract year and do not make a withdrawal during the first seven years, at the end of the seven-year period that the Contract Enhancement Charge is applicable, the contract value generally will be equal to or slightly higher than if you had not selected the Contract Enhancement endorsement, regardless of investment performance. Contract values may also be higher if you pay additional premium payments in the first Contract year, because those additional amounts will be subject to the Contract Enhancement Charge for less than seven full years.

In the first seven Contract years, the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:


      o     death benefits computed on the basis of contract value;

      o     withdrawals taken under the free withdrawal provision;

      o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code.


                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the guaranteed fixed account and an Investment Division must occur prior to the Income Date. Transfers from the guaranteed fixed account will be subject to any applicable interest rate adjustment. There may be periods when we do not offer the guaranteed fixed account, or when we impose special transfer requirements on the guaranteed fixed account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then current interest rate for the guaranteed fixed account option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

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

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:


      o     limiting the number of transfers over a period of time;

      o     requiring a minimum time period between each transfer;

      o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

      o     limiting the dollar amount that you may transfer at any one time.


To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the guaranteed fixed account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. Please contact our Jackson of NY Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

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                       TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jnlny.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnlny.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Jackson of NY Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

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                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:


      o     by making either a partial or complete withdrawal,

      o     by electing the systematic withdrawal program,

      o     by electing a Guaranteed Minimum Withdrawal Benefit, or

      o     by electing to receive income payments.


Your beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive: the value of the Contract as of the end of the business day your withdrawal request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, charges under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable interest rate adjustment.


For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 28.


Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or Investment Division from which you are making the withdrawal. After your withdrawal, at least $100 must remain in the guaranteed fixed account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining contract value to less than $100 will be treated as a request for a complete withdrawal.

Your withdrawal request must be in writing. Jackson of NY will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing with an original signature, of any address change. We do not assume responsibility for improper disbursement if you have failed to provide us with the current address to which the proceeds should be sent.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Jackson of NY Service Center for more information. Our contract information is on the cover page of this prospectus. We neither endorse any investment advisers nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.


Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see "TAXES" beginning on page 111.


Guaranteed Minimum Withdrawal Benefit Considerations. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a

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GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.


The Joint For Life GMWB with Bonus and Annual Step-Up is available only to spouses and differs from the For Life GMWB with Bonus and Annual Step-Up without the Joint Option (which is available to spouses and unrelated parties) and enjoys the following advantages:

        o If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" subsection beginning on page 98.)


        o If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).


The Joint For Life GMWB with Bonus and Annual Step-Up has a higher charge than the For Life GMWB with Bonus and Annual Step-Up without the Joint Option.


Guaranteed Minimum Withdrawal Benefit Important Special Considerations. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the date on which the Owner attains age 90 under a non-qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.


These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see "Extension of Latest Income Date" beginning on page 113 for further information regarding possible adverse tax consequences of extending the Latest Income Date.


In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.

7% Guaranteed Minimum Withdrawal Benefit ("SafeGuard 7 Plus"). The following description is supplemented by some examples in Appendix B that may assist you in understanding how the calculations are made in certain circumstances.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 7% GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix B). The GWB can never be more than $5 million (including upon "step-up"), and the GWB is reduced with each withdrawal you take.


Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.


Withdrawal charges, Contract Enhancement recapture charges, and interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.


If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

      o     the GWB prior to the partial withdrawal less the partial withdrawal;
            or

      o     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

      o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

      o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

      o     the GAWA prior to the partial withdrawal; or

      o     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

      o     the GAWA prior to the partial withdrawal, or

      o     the GWB after the partial withdrawal, or

      o 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal.


For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and interest rate adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

For certain tax-qualified Contracts, the 7% GMWB allows for withdrawals greater than the GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description.

Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

      Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2006 and 2007 are $14 and $16, respectively.

      If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

      If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly Examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 7% GMWB ultimately suits your needs relative to your RMD.


Step-Up. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.


With a Step-Up -

--------------------------------------------------------------------------------
The GWB equals Contract Value.

The GAWA is recalculated, equaling the greater of:

      o     7% of the new GWB; Or

      o     The GAWA before the Step-Up.
--------------------------------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

Termination. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.


Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.


All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 44 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up ("SafeGuard Max"). The following description of this GMWB is supplemented by the examples in B, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

      o     The Owner's (or any joint Owner's) death;

      Or

      o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

      PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date -

--------------------------------------------------------------------------------
The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
--------------------------------------------------------------------------------

When this GMWB is added to the Contract on any Contract Anniversary -

--------------------------------------------------------------------------------
The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
--------------------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix B.) The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary. Please see the "Spousal Continuation" subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The

GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) The GAWA percentage for each age group is:

                            Ages    GAWA Percentage
                          -------------------------
                           0 - 74          7%
                          75 - 79          8%
                          80 - 84          9%
                            85+           10%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable -

--------------------------------------------------------------------------------
The GWB is recalculated, equaling the greater of:

o     The GWB before the withdrawal less the withdrawal; Or

o     Zero.

The GAWA is recalculated, equaling the lesser of:

o     The GAWA before the withdrawal; Or

o     The GWB after the withdrawal.
--------------------------------------------------------------------------------

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable -

--------------------------------------------------------------------------------
The GWB is recalculated, equaling the lesser of:

o Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

o     The greater of the GWB before the withdrawal less the withdrawal, or zero.

The GAWA is recalculated, equaling the lesser of:

o     The GAWA before the withdrawal; Or

o     The GWB after the withdrawal; Or

o The GAWA percentage multiplied by the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement.
--------------------------------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an interest rate adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 111.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

      Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

      If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

      If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

--------------------------------------------------------------------------------

Premiums.

With each subsequent premium payment on the Contract -

--------------------------------------------------------------------------------
The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

      o The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

      o The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.
--------------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up -

--------------------------------------------------------------------------------
The GWB equals Contract Value (subject to a $5 million maximum).

If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

      o     The GAWA percentage multiplied by the new GWB, Or

      o     The GAWA prior to Step-Up.
--------------------------------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

After each payment when the Contract Value is zero -

--------------------------------------------------------------------------------
The GWB is recalculated, equaling the greater of:

      o     The GWB before the payment less the payment; Or

      o     Zero.

The GAWA is recalculated, equaling the lesser of:

      o     The GAWA before the payment; Or

      o     The GWB after the payment.
--------------------------------------------------------------------------------

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, no death benefit is payable.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add this GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. This GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB. Your spouse may elect to Step-Up on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date. Any subsequent Step-Up must follow the Step-Up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 110.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

            o     The Income Date;

            o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                        In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

            o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

            o The first date both the GWB and the Contract Value equals zero; or

            o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB. The GAWA percentage will not change after election of this option.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 44 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5"). The following description is supplemented by the examples in Appendix B that may assist you in understanding how calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 5% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix B). The GWB can never be more than $5 million (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.


Withdrawal charges, Contract Enhancement recapture charges, and interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:


      o     the GWB prior to the partial withdrawal less the partial withdrawal;
            or

      o     zero.


If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

      o     the GAWA prior to the partial withdrawal; or

      o     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GWB is equal to the greater of:

      o the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

      o     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GAWA is equal to the lesser of:

      o the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract

            Value is reduced by the Excess Withdrawal, or

      o     the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

      o     the total amount of the current partial withdrawal, or

      o the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GWB is equal to the lesser of:


      o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

      o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.


If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:


      o     the GAWA prior to the partial withdrawal, or

      o     the GWB after the partial withdrawal, or

      o 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.


For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and interest rate adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 111.

Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.


Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

      Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2006 and 2007 are $14 and $16, respectively.

      If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

      If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly Examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Step-Up. Step-Ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up. Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above. In addition, the GWB can never be more than $5 million with a Step-Up. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero
- whichever occurs first.


Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.


All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 44 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 6"). The following description is supplemented by the examples in Appendix B that may assist you in understanding how calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 6% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled. If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix B). The GWB can never be more than $5 million (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD as applicable, the GWB is equal to the greater of:


      o     the GWB prior to the partial withdrawal less the partial withdrawal;
            or

      o     zero.


If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

      o     the GAWA prior to the partial withdrawal; or

      o     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GWB is equal to the greater of:

      o the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

      o     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GAWA is equal to the lesser of:

      o the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

      o     the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

      o     the total amount of the current partial withdrawal, or

      o the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GWB is equal to the lesser of:


      o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

      o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.


If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:


      o     the GAWA prior to the partial withdrawal, or

      o     the GWB after the partial withdrawal, or

      o 6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.


For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and interest rate adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 111.

Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


      Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2006 and 2007 are $14 and $16, respectively.

      If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

      If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 6% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Step-Up. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 6% of the new GWB or GAWA before step-up. Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above. In addition, the GWB can never be more than $5 million with a Step-Up. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about

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

any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero
- whichever occurs first.


Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.


All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 44 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


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


Effect of GMWB on Tax Deferral. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up ("MarketGuard 5"). The following description is supplemented by some examples in Appendix B that may assist you in understanding how calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 5% GMWB without Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB without Step-Up cannot be canceled. If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB without Step-Up may be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix B). The GWB can never be more than $5 million, and the GWB is reduced with each withdrawal you take.


Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.


Withdrawal charges, Contract Enhancement recapture charges, and interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.


If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

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

      o     the GWB prior to the partial withdrawal less the partial withdrawal;
            or

      o     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

      o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

      o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

      o     the GAWA prior to the partial withdrawal; or

      o     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

      o     the GAWA prior to the partial withdrawal; or

      o     the GWB after the partial withdrawal; or

      o 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.


For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and interest rate adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 111.


For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description.

Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the

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

sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


      Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2006 and 2007 are $14 and $16, respectively.

      If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

      If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB Without Step-Up ultimately suits your needs relative to your RMD.

Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up. The 5% GMWB without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero- whichever occurs first.

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


Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.


All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 44 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.


5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Advantage"). The following description of this GMWB is supplemented by the examples in Appendix B, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and example 9 for the For Life guarantees. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


      o The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                  The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                  The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

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

                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

      o With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date -

--------------------------------------------------------------------------------
The GWB equals initial premium net of any applicable premium taxes.

The GAWA equals 5% of the GWB.
--------------------------------------------------------------------------------

When this GMWB is added to the Contract on any Contract Anniversary -

--------------------------------------------------------------------------------
The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.

The GAWA equals 5% of the GWB.
--------------------------------------------------------------------------------

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.


Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract the applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix B.) The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable -

--------------------------------------------------------------------------------
The GWB is recalculated, equaling the greater of:

      o     The GWB before the withdrawal less the withdrawal; Or

      o     Zero.

The GAWA:

      o     Is unchanged while the For Life Guarantee is in effect; Otherwise

      o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
--------------------------------------------------------------------------------

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable -

--------------------------------------------------------------------------------
The GWB is recalculated, equaling the lesser of:

      o Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

      o The greater of the GWB before the withdrawal less the withdrawal, or zero.

The GAWA is recalculated, equaling the lesser of:

      o 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or

      o     The greater of 5% of the GWB after the withdrawal, or zero.
--------------------------------------------------------------------------------

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


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an interest rate adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 111.


-------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


      Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

      If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

      If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single

      Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
--------------------------------------------------------------------------------

Premiums.

With each subsequent premium payment on the Contract -

--------------------------------------------------------------------------------
The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

The GAWA is also recalculated, increasing by:

      o     5% of the premium net of any applicable premium taxes; Or

      o     5% of the increase in the GWB - if the maximum GWB is hit.
--------------------------------------------------------------------------------


We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.


With a Step-Up -

--------------------------------------------------------------------------------
The GWB equals Contract Value.

The GAWA is recalculated, equaling the greater of:

      o     5% of the new GWB; Or

      o     The GAWA before the Step-Up.
--------------------------------------------------------------------------------

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.


Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero -

--------------------------------------------------------------------------------
The GWB is recalculated, equaling the greater of:

      o     The GWB before the payment less the payment; Or

      o     Zero.

The GAWA:

      o     Is unchanged so long as the For Life Guarantee is in effect;
            Otherwise

      o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--------------------------------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

      o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                  o     Upon the Owner's death, the For Life Guarantee is void.

                  o Only the GWB is payable while there is value to it (until depleted).

                  o Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                  o Contract Anniversaries will continue to be based on the Contract's Issue Date.

      o     Continue the Contract without this GMWB (GMWB is terminated).

      o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 110.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

      o     The Income Date;

      o The date of complete withdrawal of Contract Value (full surrender of the Contract);

      o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

      o The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

      o The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

      Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 44 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.


Bonus. The description of the bonus feature is supplemented by the examples in Appendix B, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

      o     How the bonus is calculated;

      o What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

      o     For how long the bonus is available; and

      o     When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

      o When this GMWB is added to the Contract, the Bonus Base equals the GWB.

      o With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                  o All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                  o A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

      o With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

      o With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

The Bonus Base can never be more than $5 million.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

      o The tenth Contract Anniversary after the effective date of the endorsement;

      o The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

      o     The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

      o The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) of the Bonus Base.

      o The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
--------------------------------------------------------------------------------

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent"). The following description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

      o The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                  The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint owners that are spouses, as described below.

                  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                  The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

      Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date -

--------------------------------------------------------------------------------
The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.
--------------------------------------------------------------------------------

When this GMWB is added to the Contract on any Contract Anniversary -

--------------------------------------------------------------------------------
The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
--------------------------------------------------------------------------------


Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix B.) The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.


PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.


Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) The GAWA percentage for each age group is:


                       Ages       GAWA Percentage
                    -----------   ---------------
                      45 - 59           4%
                      60 - 74           5%
                      75 - 84           6%
                        85+             7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable -

--------------------------------------------------------------------------------
The GWB is recalculated, equaling the greater of:

      o     The GWB before the withdrawal less the withdrawal; Or

      o     Zero.

The GAWA:

      o     Is unchanged while the For Life Guarantee is in effect; Otherwise

      o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
--------------------------------------------------------------------------------

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable -

--------------------------------------------------------------------------------
The GWB is recalculated, equaling the lesser of:

      o Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

      o The greater of the GWB before the withdrawal less the withdrawal, or zero.

The GAWA is recalculated, equaling the lesser of:

      o The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or

      o     The GAWA percentage multiplied by the GWB after the withdrawal.
--------------------------------------------------------------------------------


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an interest rate adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 111.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


      Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

      If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

      If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
--------------------------------------------------------------------------------

Premiums.

With each subsequent premium payment on the Contract -

--------------------------------------------------------------------------------
The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

      o The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

      o The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.
--------------------------------------------------------------------------------


We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.


In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up -

--------------------------------------------------------------------------------
The GWB equals Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

      o If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

      o The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

      o     The GAWA percentage multiplied by the new GWB, Or

      o     The GAWA prior to Step-Up.
--------------------------------------------------------------------------------

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.


Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.


After each payment when the Contract Value is zero -

--------------------------------------------------------------------------------
The GWB is recalculated, equaling the greater of:

      o     The GWB before the payment less the payment; Or

      o     Zero.

The GAWA:

      o     Is unchanged so long as the For Life Guarantee is in effect;

            Otherwise

      o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--------------------------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract

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

cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

      o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                  o     Upon the Owner's death, the For Life Guarantee is void.

                  o Only the GWB is payable while there is value to it (until depleted).

                  o Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                  o Contract Anniversaries will continue to be based on the Contract's Issue Date.

                  o If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

                  o The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

      o     Continue the Contract without this GMWB (GMWB is terminated).

      o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 110.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

      o     The Income Date;

      o The date of complete withdrawal of Contract Value (full surrender of the Contract);

      o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

      o The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

      o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

      Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized

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

      amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 44 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.


Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent With Joint Option"). The description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 10 for the For Life guarantees.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

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

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

      o The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                  The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required

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

minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date -

--------------------------------------------------------------------------------
The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.
--------------------------------------------------------------------------------

When this GMWB is added to the Contract on any Contract Anniversary -

--------------------------------------------------------------------------------
The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
--------------------------------------------------------------------------------


Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix B.) The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.


PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.


Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) The GAWA percentage for each age group is:


                           Ages        GAWA Percentage
                         -----------------------------
                         45 - 59             4%
                         60 - 74             5%
                         75 - 84             6%
                           85+               7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable -

--------------------------------------------------------------------------------
The GWB is recalculated, equaling the greater of:

      o     The GWB before the withdrawal less the withdrawal; Or

      o     Zero.

The GAWA:

      o     Is unchanged while the For Life Guarantee is in effect; Otherwise

      o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
--------------------------------------------------------------------------------

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable -

--------------------------------------------------------------------------------
The GWB is recalculated, equaling the lesser of:

      o Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

      o The greater of the GWB before the withdrawal less the withdrawal, or zero.

The GAWA is recalculated, equaling the lesser of:

      o The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or

      o     The GAWA percentage multiplied by the GWB after the withdrawal.
--------------------------------------------------------------------------------


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an interest rate adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the

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


Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 111.


If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


      Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

      If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

      If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who
--------------------------------------------------------------------------------
helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
--------------------------------------------------------------------------------

Premiums.

With each subsequent premium payment on the Contract -

--------------------------------------------------------------------------------
The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

      o The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

      o The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.
--------------------------------------------------------------------------------


We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.


In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up -

--------------------------------------------------------------------------------
The GWB equals Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

      o The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

      o     The GAWA percentage multiplied by the new GWB, Or

      o     The GAWA prior to Step-Up.
--------------------------------------------------------------------------------

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between

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

Step-Ups. The GWB can never be more than $5 million with a Step-Up. However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 81 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect, at least one Covered Life remains alive and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.


After each payment when the Contract Value is zero -

--------------------------------------------------------------------------------
The GWB is recalculated, equaling the greater of:

      o     The GWB before the payment less the payment; Or

      o     Zero.

The GAWA:

      o     Is unchanged so long as the For Life Guarantee is in effect;
            Otherwise

      o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--------------------------------------------------------------------------------

Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

      o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                  o If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                        If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                  o For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                  o Step-Ups will continue automatically or as permitted in accordance with the

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

                        above rules for Step-Ups.

                  o Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                  o If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

                  o If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future Step-Ups.

                  o The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

                  o A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

      o Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

      o Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 110.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

      o     The Income Date;

      o The date of complete withdrawal of Contract Value (full surrender of the Contract);

      o The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

      o The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

      o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

      Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the

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      Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 44 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom"). The following description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

            o The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                        The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

                        For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).


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


                        The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

                        So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

            Or

            o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                        The GWB is the guaranteed amount available for future periodic withdrawals.

            Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date -

--------------------------------------------------------------------------------
The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
--------------------------------------------------------------------------------

When this GMWB is added to the Contract on any Contract Anniversary -

--------------------------------------------------------------------------------
The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
--------------------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to


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instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix B.) The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) The GAWA percentage for each age group is:

                           Ages       GAWA Percentage
                         ----------------------------
                         55 - 74            5%
                         75 - 80            6%
                           81+              7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable -

--------------------------------------------------------------------------------
The GWB is recalculated, equaling the greater of:

      o     The GWB before the withdrawal less the withdrawal; Or

      o     Zero.

The GAWA:

      o     Is unchanged while the For Life Guarantee is in effect; Otherwise

      o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
--------------------------------------------------------------------------------

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.


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When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable -

--------------------------------------------------------------------------------
The GWB is recalculated, equaling the greater of:

      o The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

      o     Zero.

The GAWA is recalculated as follows:

      o If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

      o If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

                  o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

                  o     The GWB after the withdrawal.
--------------------------------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

            o     The total amount of the current partial withdrawal, or

            o The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an interest rate adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 111.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

      Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

      If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

      If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
--------------------------------------------------------------------------------

Premiums.

With each subsequent premium payment on the Contract -

--------------------------------------------------------------------------------
The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

      o The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

      o The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.
--------------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").


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With a Step-Up -

--------------------------------------------------------------------------------
The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

      o     The GAWA percentage multiplied by the new GWB, Or

      o     The GAWA prior to Step-Up.
--------------------------------------------------------------------------------

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable -

--------------------------------------------------------------------------------
The quarterly adjusted Contract Value is equal to the greater of:

      o The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or

      o     Zero.
--------------------------------------------------------------------------------

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable -

--------------------------------------------------------------------------------
The quarterly adjusted Contract Value is equal to the greater of:

      o The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

      o     Zero.
--------------------------------------------------------------------------------

Upon Step-Up on or after the 11th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.


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After each payment when the Contract Value is zero -

--------------------------------------------------------------------------------
The GWB is recalculated, equaling the greater of:

      o     The GWB before the payment less the payment; Or

      o     Zero.

The GAWA:

      o     Is unchanged so long as the For Life Guarantee is in effect;
            Otherwise

      o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--------------------------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

            o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                        o Upon the Owner's death, the For Life Guarantee is void.

                        o Only the GWB is payable while there is value to it (until depleted).

                        o Step-Ups will continue as permitted in accordance with the Step-Up rules above.

                        o Contract Anniversaries will continue to be based on the Contract's Issue Date.

                        o If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.

                        o The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

            o     Continue the Contract without this GMWB (GMWB is terminated).

            o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 110.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

            o     The Income Date;

            o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                        In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

            o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

            o The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

            o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

      Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 44 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when

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the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix B, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

            o     How the bonus is calculated;

            o What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

            o     For how long the bonus is available; and

            o     When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

      o When this GMWB is added to the Contract, the Bonus Base equals the GWB.

      o With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                  o All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                  o A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

      o With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

      o With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

The Bonus Base can never be more than $5 million.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

      o The tenth Contract Anniversary after the effective date of the endorsement;

      o The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

      o     The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      o     The GWB is recalculated, increasing by 7% of the Bonus Base.

      o If the Bonus is applied after the first withdrawal, the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
--------------------------------------------------------------------------------

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom With Joint Option"). The description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 10 for the For Life guarantees.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

      o The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                  The For Life Guarantee becomes effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.


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Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 59 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date -

--------------------------------------------------------------------------------
The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
--------------------------------------------------------------------------------

When this GMWB is added to the Contract on any Contract Anniversary -

--------------------------------------------------------------------------------
The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
--------------------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix B.) The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The


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GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) The GAWA percentage for each age group is:

                           Ages       GAWA Percentage
                         ----------------------------
                         59 - 74            5%
                         75 - 80            6%
                           81+              7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable -

--------------------------------------------------------------------------------
The GWB is recalculated, equaling the greater of:

      o     The GWB before the withdrawal less the withdrawal; Or

      o     Zero.

The GAWA:

      o     Is unchanged while the For Life Guarantee is in effect;

            Otherwise

      o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
--------------------------------------------------------------------------------

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.


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When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable -

--------------------------------------------------------------------------------
The GWB is recalculated, equaling the greater of:

      o The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

      o     Zero.

The GAWA is recalculated as follows:

      o If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

      o If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

                  o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

                  o     The GWB after the withdrawal.
--------------------------------------------------------------------------------

      The Excess Withdrawal is defined to be the lesser of:

            o     The total amount of the current partial withdrawal, or

            o The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an interest rate adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 111

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

      Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

      If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

      If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
--------------------------------------------------------------------------------


                                       102

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Premiums.

With each subsequent premium payment on the Contract -

--------------------------------------------------------------------------------
The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

      o The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

      o The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.
--------------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

With a Step-Up -

--------------------------------------------------------------------------------
The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

      o     The GAWA percentage multiplied by the new GWB, Or

      o     The GAWA prior to Step-Up.
--------------------------------------------------------------------------------

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable -

--------------------------------------------------------------------------------
The quarterly adjusted Contract Value is equal to the greater of:

      o The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or

      o     Zero.
--------------------------------------------------------------------------------

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable -

--------------------------------------------------------------------------------
The quarterly adjusted Contract Value is equal to the greater of:

      o The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

      o     Zero.
--------------------------------------------------------------------------------


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Upon Step-Up on or after the 11th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 99 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero -

--------------------------------------------------------------------------------
The GWB is recalculated, equaling the greater of:

      o     The GWB before the payment less the payment; Or

      o     Zero.

The GAWA:

      o     Is unchanged so long as the For Life Guarantee is in effect;
            Otherwise

      o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--------------------------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

            o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                        o If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                              If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                        o For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                        o Step-Ups will continue as permitted in accordance with the Step-Up rules above.

                        o Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                        o If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated based on the youngest Covered Life's attained age.

                        o If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.

                        o The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

                        o A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

            o Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

            o Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 110.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

            o     The Income Date;

            o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                        In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

            o The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered
                  Life);

            o The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

            o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

      Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 44 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix B, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The


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box below has more information about the bonus, including:

            o     How the bonus is calculated;

            o What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

            o     For how long the bonus is available; and

            o     When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

      o When this GMWB is added to the Contract, the Bonus Base equals the GWB.

      o With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                  o All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                  o A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

      o With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

      o With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

The Bonus Base can never be more than $5 million.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

      o The tenth Contract Anniversary after the effective date of the endorsement;

      o The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or

      o     The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

      o     The GWB is recalculated, increasing by 7% of the Bonus Base.

      o If the Bonus is applied after the first withdrawal, the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
--------------------------------------------------------------------------------


Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50

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per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix B illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty. You may also be subject to a withdrawal charge and an interest rate adjustment.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.

Suspension of Withdrawals or Transfers. Jackson of NY may be required to suspend or delay withdrawals or transfers from an Investment Division when:

      (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      (b)   trading on the New York Stock Exchange is restricted;

      (c) an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or,

      (d)   the SEC, by order, may permit for the protection of Owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.

Jackson of NY has reserved the right to defer payment for a withdrawal or transfer from the guaranteed accounts for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your Contract. The Income Date is the day those payments begin. The Income Date must be at least one year after your Contract is issued. You can choose the Income Date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at any time before the Income Date. You must give us notice 7 days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract (or an earlier date under a Contract if required by law).

At the Income Date, you can choose whether payments will come from the guaranteed accounts, the Investment Divisions or both. Unless you tell us otherwise, your income payments will be based on the investment allocations that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $2,000 to apply toward an income option and state law permits, Jackson of NY may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $20 and state law permits, Jackson of NY may set the frequency of payments so that the first payment would be at least $20.

Income Payments From Investment Divisions. If you choose to have any portion of your income payments come from the Investment Division(s), the dollar amount of your payment will depend upon three things:

      1.    the value in the Investment Division(s) on the Income Date;

      2. the 3% assumed investment rate used in the annuity table for the Contract; and

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      3.    the performance of the Investment Divisions you selected.

Jackson of NY will take back all or a portion of the Contract Enhancements credited to the Contract prior to applying the contract value to an income option if you start receiving income payments within the first seven years after the premium was paid.

Jackson of NY calculates the dollar amount of the first income payment that you receive from the Investment Divisions. We then use that amount to determine the number of annuity units that you hold in each Investment Division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an Investment Division by the annuity unit value for that Investment Division.

The number of annuity units that you hold in each Investment Division does not change unless you reallocate your contract value among the Investment Divisions. The annuity unit value of each Investment Division will vary based on the investment performance of the Fund. If the actual net investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual net investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual net investment performance is less than the assumed rate, your income payments will decrease.

Income Options. The annuitant is the person whose life we look to when we make income payments. (Each description assumes that you are the Owner and annuitant.)

      Option-1 - Life Income. This income option provides monthly payments for your life.

      Option-2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

      Option 3 - Life Annuity With 120 or 240 Monthly Fixed Periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

      Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

      Additional Options - Other income options may be made available by Jackson of NY.

                                  DEATH BENEFIT

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first beneficiary). The difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Lansing, Michigan service center.


The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered before selecting a GMWB. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero. See the individual GMWB subsections earlier in this prospectus under "ACCESS TO YOUR MONEY" for information about how the GMWB endorsements work.


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Death of Owner Before the Income Date. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies and the surviving joint Owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

The death benefit equals the greatest of:

      1.    current contract value;

      2.    the total premiums paid prior to your death, minus the sum of:

            a.    withdrawals and withdrawal charges, and

            b.    premium taxes;


      3. the greatest anniversary value prior to your 86th birthday. The anniversary value is the contract value on the first day of a Contract year, less any withdrawals and withdrawal charges, plus any additional premiums since that day.


From the time of death of the Owner until the death benefit amount is determined, any amount allocated to an Investment Division will be subject to investment risk. The investment risk is borne by the beneficiary(ies).

The death benefit can be paid under one of the following death benefit options:

      o     single lump sum payment; or

      o     payment of entire death benefit within 5 years of the date of death;
            or

      o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the entire death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date Jackson of NY receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson of NY will pay the death benefit within seven days. If the beneficiary is your spouse, he/she can continue the Contract in his/her own name at the then current contract value.

As Owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

Special Spousal Continuation Option. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive complete forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the

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Contract based on the allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name, the new contract value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate certain optional benefits you might have elected. The Contract, and its optional benefits, remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

A GMWB, however, will terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the individual GMWB subsections earlier in this prospectus under "Access To Your Money."

If you have elected the Preselected Death Benefit Option, the Contract cannot be continued under the Special Spousal Continuation Option unless preventing continuation would be prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

Death of Owner On or After the Income Date. If you or a joint Owner die on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.

Death of Annuitant. If the annuitant is not an Owner or joint Owner and the annuitant dies before the Income Date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the Owner, and a new annuitant may not be named.

If the annuitant dies on or after the Income Date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the SAI. You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase the Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified Contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified Contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified Contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

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If you do not purchase the Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.


Non-Qualified Contracts - General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the annuitant until a distribution (either as a withdrawal, including withdrawals under any GMWB you may elect, or as an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Also loans based on a non-qualified Contract are treated as distributions.


Non-Qualified Contracts - Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.


Non-Qualified Contracts - Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a nonqualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after you have received all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.


The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal periodic payments made annually (or more frequently) for life (or life expectancy) or a period not exceeding the joint lives (or joint life expectancies) of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

Non-Qualified Contracts - Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary", who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts - Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution

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requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.


Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

Withdrawals - Roth IRAs. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuity, known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual or for a spouse, child, grandchild, or ancestor.

Constructive Withdrawals - Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity Contract, (ii) the Contract Owner had no liability for the fees, and
(iii) the fees were paid solely from the annuity Contract to the adviser.

Extension of Latest Income Date. If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

Death Benefits. None of the death benefits paid under the Contract will be tax exempt life insurance benefits to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval. The Contract, and all riders attached thereto, has been approved by the IRS for use as an Individual Retirement Annuity prototype.

Assignment. An assignment of a Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a Contract.


Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. Jackson of NY believes that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.


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Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson of NY regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 84 Investment Divisions and at least one guaranteed fixed account option, although a Contract Owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.


The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.


Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.


Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

      (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee,
            (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

      (b)   a required minimum distribution;

      (c)   a hardship withdrawal; or

      (d)   the non-taxable portion of a distribution.

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JACKSON OF NY TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called "Federal (DAC) tax charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

                                OTHER INFORMATION

Dollar Cost Averaging. You can arrange to have a regular amount of money periodically transferred automatically into the investment divisions and other guaranteed fixed account options from the one-year guaranteed fixed account or any of the other investment divisions. This theoretically gives you a lower average cost per unit over time than you would receive if you made a one-time purchase. The more volatile investment divisions may not result in lower average costs, and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply. Dollar Cost Averaging and Rebalancing are mutually exclusive, and you cannot select both.

Earnings Sweep. You can choose to move your earnings from the source accounts (only applicable from the 1-year guaranteed fixed account option and the JNL/Select Money Market Fund).

Rebalancing. You can arrange to have Jackson of NY automatically reallocate your contract value among Investment Divisions and the 1-year Fixed Account periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your contract value allocated to the better performing Investment Divisions. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both.

Jackson of NY does not currently charge for participation in this program. We may do so in the future.

Free Look. You may return your Contract to the selling agent or Jackson of NY within twenty days after receiving it. Jackson of NY will return the contract value in the Investment Divisions plus any fees and expenses deducted from the premiums prior to allocation to the Investment Divisions plus the full amount of premiums you allocated to the guaranteed accounts, minus any withdrawals from the guaranteed account, less the Contract Enhancement applied to your Contract. We will determine the contract value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. Jackson of NY will return premium payments where required by law.

Advertising. From time to time, Jackson of NY may advertise several types of performance for the Investment Divisions.


      o Total return is the overall change in the value of an investment in an Investment Division over a given period of time.


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

      o Standardized average annual total return is calculated in accordance with SEC guidelines.


      o Non-standardized total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

      o Yield refers to the income generated by an investment over a given period of time.


Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the annual contract maintenance charge and withdrawal charge. The deduction of the annual contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease. Performance will not reflect Contract Enhancements applied to the Contract.

Modification of the Contract. Only the President, Vice President, Secretary or Assistant Secretary of Jackson of NY may approve a change to or waive a provision of the Contract. Any change or waiver must be in writing. Jackson of NY may change the terms of the Contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson of NY.

Legal Proceedings. There are no material legal proceedings, other than ordinary routine litigation incidental to the business, to which Jackson of NY is a party.


Jackson National Life Insurance Company , Jackson of NY's parent, is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2007, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.


                                 PRIVACY POLICY

Collection of Nonpublic Personal Information. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:


      o     Information we receive from you on applications or other forms;

      o     Information about your transactions with us;

      o     Information we receive from a consumer reporting agency;

      o Information we obtain from others in the process of verifying information you provide us; and

      o Individually identifiable health information, such as your medical history when you have applied for a life insurance policy.


Disclosure of Current and Former Customer Nonpublic Personal Information. We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, except as permitted by law. To the extent permitted by law, we may disclose to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. We do not sell information to either affiliated or non-affiliated parties.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

Security to Protect the Confidentiality of Nonpublic Personal Information. We have security practices and procedures in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal and state regulations to guard your nonpublic personal information.

--------------------------------------------------------------------------------
Questions. If you have questions about your Contract, you may call or write to us at:


o Jackson of NY Service Center: 1 (800) 599-5651, P.O. Box 378004, Denver, Colorado 80237-9701


o Jackson of NY IMG Service Center: 1 (888) 464-7779, P.O. Box 33178, Detroit, Michigan 48232-5178
--------------------------------------------------------------------------------

"JNL(R)," "Jackson National(R)" and "Jackson(SM)" are trademarks or service marks of Jackson National Life Insurance Company.


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "S&P MidCap 400 Index," "S&P 500/Citigroup Value Index," and "S&P MidCap 400/Citigroup Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company ("Jackson"). The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P(R) 24 Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P) and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.


"Dow Jones(R)," "Dow Jones Industrial Average(SM)," "Dow Jones Select Dividend Index(SM)," "DJIA(SM)," "Dow(SM)" and "Dow 10(SM)" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson. Dow Jones has no relationship to the annuity and Jackson, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.


The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates)(Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).



THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.


Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.


"Value Line(R)," "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson

National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

"NYSE(R)" is a registered mark of, and "NYSE International 100 Index(SM)" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 Index(SM)" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 Index(SM)" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. does not:

      o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

      o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

      o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.

      o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

      o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 Index(SM) or have any obligation to do so.

--------------------------------------------------------------------------------

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund. Specifically,

o NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:

o The results to be obtained by the JNL/Mellon Capital Management NYSE(R) International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 Index(SM);

o     The accuracy or completeness of the Index and its data;

o The merchantability and the fitness for a particular purpose or use of the Index and its data;

o NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;

o Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other third parties.

--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION


General Information and History...........................................     2

Services..................................................................     5

Purchase of Securities Being Offered......................................     6

Underwriters..............................................................     6

Calculation of Performance................................................     6

Additional Tax Information............................... ................     8

Annuity Provisions........................................................    18

Net Investment Factor.....................................................    19

Financial Statements......................................................    20


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

                                   APPENDIX A

Dow Jones does not:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management Dow(SM) Dividend Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management Dow(SM) Dividend Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management Dow(SM) Dividend Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management Dow(SM) Dividend Fund.

o Consider the needs of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund or the owners of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management Dow(SM) Dividend Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------
Dow Jones will not have any liability in connection with the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Specifically,

      o Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

            o The results to be obtained by the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund, the owners of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other person in connection with the use of the DJIA and the data included in the DJIA;

            o     The accuracy or completeness of the DJIA and its data;

            o The merchantability and the fitness for a particular purpose or use of the DJIA and its data.

            o Dow Jones will have no liability for any errors, omissions or interruptions in the DJIA or its data.

            o Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between Jackson National Life Insurance Company(R) and Dow Jones is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other third parties.
--------------------------------------------------------------------------------

                                   APPENDIX B

                            GMWB PROSPECTUS EXAMPLES


Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.


Example 1: At election, your GWB is set and your GAWA is determined based on that value.


      o     Example 1a: If the GMWB is elected at issue:

            o Your initial GWB is $100,000, which is your initial Premium payment.

            o Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

      o Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:

            o Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

            o Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

      o Example 1c: If the GMWB is elected after issue when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

            o Your initial GWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

            o Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

      o     Notes:

            o     If your endorsement contains a varying benefit percentage:

                  - Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

                  - If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.

Example 2: If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

      o If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 *
            0.05 = $5,000).

      o If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value at the time of a Step-Up is greater than the BDB.


Example 3: Upon payment of a subsequent Premium, your GWB and GAWA are re-determined. Your GWB is subject to a maximum of $5,000,000.


      o Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

            o Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

            o Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

      o Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

            o Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

            o Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 =
                  $2,500).

      o     Notes:

            o     If your endorsement contains a varying benefit percentage:

                  - Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

                  - If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.




Example 4: Upon withdrawal of the guaranteed amount (which is the greater of your GAWA or your RMD), your GWB and GAWA are re-determined.


      o Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

            o Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

            o Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

            o If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

            o Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

            o Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

            o If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o     Notes:

            o If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

            o If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

            o Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.


Example 5: Upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4), your GWB and GAWA are re-determined.


      o Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

            o Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) =
                        $91,200].

                  - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2)
                        your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

            o Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) /
                        ($130,000 - $5,000)) = $4,800]. If you continued to take
                        annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

                  - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

            o Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) =
                        $90,250].

                  - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2)
                        your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

            o Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 -
                        $5,000)/($105,000 - $5,000)) = $4,750]. If you continued
                        to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

                  - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

            o Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000))
                        = $85,500].

                  - Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2)
                        your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

            o Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000
                        - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

                  - Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o     Notes:

            o If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

            o If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

            o Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: Upon step-up, your GWB and GAWA are re-determined. (This example only applies if your endorsement contains a Step-Up provision.)

      o Example 6a: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

            o Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

            o If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or
                  2) 5% of your new GWB ($200,000*0.05 = $10,000).

                  - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

            o However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value at the time of the step-up is greater than your BDB.

                  - If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

                        o Your GAWA% is set to 6%, since your Contract Value ($200,000) is greater than your BDB ($100,000).

                        o Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

                        o Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).


            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

      o Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

            o Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

            o Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

                  - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

            o If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life FMWB with Joint Option) if your Contract Value is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($90,000).

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

      o     Notes:

            o Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

            o If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

            o If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

            o If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

            o If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB


Example 7: Impact of the order of transactions. (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Step-Up provision.)

      o Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

            o If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000
                  - $5,000 = $195,000) and your GAWA will remain at $10,000
                  since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining
                  GWB). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

                  - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

            o If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 =
                  $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

                  - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the

                        BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).


      o     Notes:

            o As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA. If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement contains a varying benefit percentage and the step-up would result in a re-determination of the GAWA%. If the step-up does not increase your GAWA or the withdrawal requested is greater than your new GAWA, your GAWA resulting from the transactions is the same regardless of the order of the transactions.

                  - If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

                  - If your endorsement contains an annual step-up provision and is effective on or after 03/31/2008, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

                  - Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

            o This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

            o Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.

            o If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

            o If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

            o If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the first withdrawal (if not previously determined).

                  - If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value is greater than your BDB.

            o If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

            o If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

            o Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 8: Upon application of the Guaranteed Withdrawal Balance Bonus, your GWB and GAWA are re-determined. (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

      o Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

            o Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).

            o Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05
                  = $5,350).

            o After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

            o Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).

            o Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

            o After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o     Notes:

            o Your bonus base is not recalculated upon the application of the bonus to your GWB.

            o If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

            o If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

Example 9: For Life Guarantee becomes effective after the effective date of the endorsement. At the time the For Life Guarantee becomes effective, your GAWA is re-determined. (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

      o Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

            o Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

            o The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

      o Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

            o You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

            o The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

      o Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

            o Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

            o The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

            o Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

      o     Notes:

            o If your endorsement is effective on or after 03/31/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective prior to 03/31/2008, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life's 65th birthday if your endorsement is a For Life GMWB with Joint Option).


Example 10: For Life Guarantee on a For Life GMWB with Joint Option. (This example only applies if your endorsement is a For Life GMWB with Joint Option.)


      o If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

            o If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

            o If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

            o The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

            o Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

      o     Notes:

            o If your endorsement is effective on or after 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2. If your endorsement is effective prior to 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.

            o If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.

            o If your endorsement contains a varying benefit percentage, your BDB remains unchanged at the time of continuation.

                                   APPENDIX C

                              BROKER-DEALER SUPPORT


Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products.

1717 Capital Management Co.       Capital Investment Group         FNB Brokerage Services          Infinex Investments Inc.
1st Discount Brokerage Inc.       Capital Strategies Financial     Foothill Securities Inc.        ING Financial
1st Global Capital Corporation    Capwest Securities Inc.          Fortune Financial Services      Institutional Securities Corp
1st Worldwide Financial Partners  Centaurus Financial Inc.         Founders Financial Securities   Inter Securities Inc.
A G Edwards & Sons                Century Securities               FSC Securities Corporation      Intercarolina Financial Services
Advanced Advisor Group LLC        CFD Investments Inc.             Fulcrum Securities Inc.         Intervest International
AFS Brokerage Inc.                Chevy Chase Securities Inc.      GA Repple & Company                Equities Corp
AIG Financial Advisors            Choice Investments Inc.          Geneos Wealth Management Inc.   Invest Financial Corporation
American General Securities       Colonial Brokerage Inc.          Gilman Ciocia                   Investacorp Inc.
American Investment               Colonial Investments Services    Great American Advisors Inc.    Investment Centers of
American Portfolios               Commonwealth Financial Network   Great Nation Investment Corp       America, Inc.
   Financial Services             Colonial Investments Services    Great American Advisors Inc.    Investment Professionals Inc.
Ameritas Investment Corp          Commonwealth Financial Network   Great Nation Investment Corp    Investors Capital Corp
Askar Corp                        Countrywide Investment Service   Gunn Allen Financial Inc.       Investors Security Co Inc.
Associated Securities Corp        Crowell Weedon & Co              GW Sherwold                     J P Turner & Co LLC
Axa Advisors LLC                  Crown Capital Securities LP      GWN Securities Inc.             J W Cole Financial Inc.
B C Ziegler & Company             Cue Financial Group              H Beck Inc.                     Janney Montgomery Scott LLC
Bancwest Investment               Cumberland Brokerage Corp        H D Vest Investment Securities  Jefferson Pilot Securities Corp
  Services Inc.                   CUSO Financial Services          H&R Block Financial Advisors    Jesup & Lamont Securities Corp
BB&T Investment Services Inc.     Despain Financial Corporation    H.S. Dent                       JJB Hilliard WL Lyons Inc.
BCG Securities                    E Planning Securities Inc.       Haas Financial Products         JRL Capital Corporation
Beneficial Investment Services    Equable Securities Corp          Hantz Financial Services        KCD Financial
Bentley Lawrence Securities       Equitas America                  Harbour Investment Inc.         Kenai Investments Inc.
BI Investments                    ESI Financial                    Harvest Capital LLC             Key Investments
BOSC, Inc.                        Fenwick Securities               Harvest Companies               KMS Financial Services
Brecek & Young Advisors Inc.      Ferris Baker Watts Inc.          HBW Securities                  Koehler Financial LLC
Brewer Financial Services         FFP Securities Inc.              Heim Young & Associates Inc.    Kovack Securities Inc.
Broker Dealer Financial           Fifth Third Securities           Heritage Study Group            Labrunerie Financial Inc.
   Services Corp                  Financial Network Investment     Hornor Townsend & Kent Inc.     Lasalle St Securities LLC
Brookstone Securities             Financial Security Management    HSBC                            Legacy Financial Services
Brookstreet Securities Corp       Financial Services               Huckin Financial Group Inc.     Legend Equities
Bueter & Company Inc.             Financial West Investment Group  Huntleigh Securities Corp       Leonard & Company
Butler Freeman Tally              First Allied Securities          ICBA Financial Services         Liberty Partners Financial
   Group Financial                First Brokerage American LLC     IFMG Securities                    Services
Cadaret Grant & Company           First Financial Equity           IMS Securities                  Lincoln Financial Advisors
Calton & Associates Inc.          First Heartland Capital Inc.     Independent Financial Group     Lincoln Investment Planning
Cambridge Investment Research     First Merit                      Indiana Merchant Banking        Linsco/Private Ledger Corporation
Capital Analysts Inc.                                                                              M&T Securities
Capital Financial Services

Main Street Securities           Packerland Brokerage Services    Securities America              UBOC Union Banc
Medallion Investment Services    Park Avenue Securities           Securities Service Network      UBS Financial Services Inc.
Michigan Securities Inc.         Peak Securities                  Sicor Securities Inc.           United Equity Securities
Mid Atlantic Securities Inc.     Pension Planners Securities      Sigma Financial Corporation     United Planners Financial
Midwest Financial & Inv          Peoples Securities               Signator Investors Inc.         United Securities Alliance Inc.
   Services                      PFIC Securities                  SII Investments, Inc.           USA Advanced Planners Inc.
Milkie/Ferguson Investments      Planmember Securities            Silver Oak Securities           USA Financial Securities Corp
MML Investors Services Inc.      Prime Capital Services Inc.      Sky Bank                        UVEST Financial
Money Concepts Capital Corp      Prime Vest Financial Services    Sorrento Pacific                Valmark Securities Inc.
Money Management Advisory        Princor Financial Services Corp  Southwest Investments           VSR Financial Services Inc.
Moors & Cabot Inc.               Pro Equities Inc.                Southwest Securities Financial  W.H. Colson Securities
Morgan Keegan                    Professional Asset Management       Services                     Wachovia Securities Inc.
Morgan Peabody Inc.              Purshe Kaplan Sterling           Stanford Group Company          Wall Street Financial Group
MTL Equity Products Inc.            Investments                   Steadfast Foundation            Walnut Street Securities Inc.
Morgan Peabody Inc.              QA3 Financial Corporation        Sterne Agee Financial Services  Waterstone Financial Group
MTL Equity Products Inc.         Questar Capital Corporation      Stifel Nicolaus & Company       Webster Investments
Multi-Financial Securities Corp  R.L. Harger & Associates Inc.    Strategic Financial Alliance    Wellstone Securities
Mutual Service Corporation       Raymond James Financial          Summit Brokerage Services Inc.  Western Equity Group
MWA Financial Services Inc.      RBC Dain Rauscher Inc.           Summit Equities Inc.            Western International
National Planning Corporation    Regal Securities Inc.            SummitAlliance Securities LLC   Westminster Financial Securities
National Securities Corp         Resource Horizons Group          Sunset Financial Services Inc.     Inc.
New Alliance Investments Inc.    River Stone Wealth Management    SWBC Investments                Wilbanks Securities
New England Securities           RMIN Securities Inc.             SWS Financial Service Inc.      William R Pintaric & Assoc
Newbridge Securities Corp        RNR Securities LLC               Synergy Investment Group        Williams Financial Group
Next Financial Group Inc.        Robert W Baird & Co Inc.         TFS Securities Inc.             WM Financial Services Inc.
NFP Securities Inc.              Royal Alliance Associates Inc.   Thomas McDonald Partners        Woodbury Financial Services Inc.
North Atlantic Securities LLC    Ryan Beck & Co                   Thrivent Investment Management  Workman Securities Corp
Northridge Securities Corp       Rydex Distributors Inc.          Tower Square Securities         World Choice Securities Inc.
NPB Financial Group              Sammons Securities Company Inc.  Traderlight Securities Inc.     World Equity Group Inc.
NPF Securities                   Sanders Morris Harris Inc.       Traid Advisors Inc.             World Group Securities Inc.
O.N. Equity Sales Company        SCF Securities                   Transamerica Financial          WRP Investments Inc.
Ogilvie Securities               Schlitt Investor Services Inc.   Tricor                          XCU Capital
Oneamerica Securities            Scott & Stringfellow Inc.        Triune Capital Advisors
Oppenheimer & Co                 Securian Financial Services      Trustmont Financial
Pacific RP Group
Pacific West

                                   APPENDIX D

Condensed Financial Information

Accumulation Unit Values


The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Jackson of NY Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division. Effective March 31, 2008, the names of the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/Lazard Mid Cap Value Fund to JNL/Lazard Mid Cap Equity Fund; and JNL/Lazard Small Cap Value Fund to JNL/Lazard Small Cap Equity Fund.

Also effective March 31, 2008, the Separate Account has the following new Investment Divisions, on which no Accumulation Unit information is available yet:

JNL/PAM Asia ex-Japan Fund;
JNL/PAM China-India Fund;
JNL/PPM America Mid Cap Value Fund; and
JNL/PPM America Small Cap Value Fund.


At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract - 1.40%

                                          December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                          2007           2006           2005           2004           2003
                                          ------------   ------------   ------------   ------------   ------------
JNL/AIM International
Growth Division

   Accumulation unit value:
      Beginning of period                  $  13.26       $  10.97       $  10.05       $   8.76       $   6.91
      End of period                        $  14.35       $  13.26       $  10.97       $  10.05       $   8.76
   Accumulation units outstanding
   at the end of period                     105,748        140,395        162,268        195,591        208,916

JNL/AIM Large Cap Growth
Division(30)

   Accumulation unit value:
      Beginning of period                  $  11.81       $  11.10       $  10.50       $   9.68       $   7.55
      End of period                        $  13.47       $  11.81       $  11.10       $  10.50       $   9.68
   Accumulation units outstanding
   at the end of period                      40,241         50,912         66,736         81,026         27,037

JNL/AIM Premier Equity
II Division(30)

   Accumulation unit value:
      Beginning of period                       N/A            N/A            N/A       $   9.44       $   7.80
      End of period                             N/A            N/A            N/A       $   9.23       $   9.44
   Accumulation units outstanding
   at the end of period                         N/A            N/A            N/A             --         10,713

JNL/AIM Real Estate Division(831)

   Accumulation unit value:
      Beginning of period                  $  15.26       $  11.35       $  10.00            N/A            N/A
      End of period                        $  12.79       $  15.26       $  11.35            N/A            N/A
   Accumulation units outstanding
   at the end of period                       7,344         11,681            653            N/A            N/A

                                          December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                          2002           2001           2000           1999           1998
                                          ------------   ------------   ------------   ------------   ------------
JNL/AIM International
Growth Division

   Accumulation unit value:
      Beginning of period                  $   8.82       $  11.23       $  13.23       $  10.15       $  10.00
      End of period                        $   6.91       $   8.82       $  11.23       $  13.23       $  10.15
   Accumulation units outstanding
   at the end of period                     247,489        279,777        266,204        106,235             --

JNL/AIM Large Cap Growth
Division(30)

   Accumulation unit value:
      Beginning of period                  $  10.27       $  10.00            N/A            N/A            N/A
      End of period                        $   7.55       $  10.27            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       9,334          3,496            N/A            N/A            N/A

JNL/AIM Premier Equity
II Division(30)

   Accumulation unit value:
      Beginning of period                  $  11.02       $  10.00            N/A            N/A            N/A
      End of period                        $   7.80       $  11.02            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      11,017          5,549            N/A            N/A            N/A

JNL/AIM Real Estate Division(831)

   Accumulation unit value:
      Beginning of period                     N/A            N/A              N/A            N/A            N/A
      End of period                           N/A            N/A              N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A              N/A            N/A            N/A

                                          December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                          2007           2006           2005           2004           2003
                                          ------------   ------------   ------------   ------------   ------------
JNL/AIM Small Cap Growth
Division(30)

   Accumulation unit value:
      Beginning of period                  $  13.76       $  12.19       $  11.40       $  10.82       $   7.92
      End of period                        $  15.11       $  13.76       $  12.19       $  11.40       $  10.82
   Accumulation units outstanding
   at the end of period                      23,558         43,946         43,298        101,723         80,765

JNL/Alger Growth Division

   Accumulation unit value:
      Beginning of period                  $  10.96       $  10.59       $   9.56       $   9.23       $   6.92
      End of period                        $  11.91       $  10.96       $  10.59       $   9.56       $   9.23
   Accumulation units outstanding
   at the end of period                          --        313,419        448,399        540,504        666,137

JNL/Alliance Capital
Growth Division(19)

   Accumulation unit value:
      Beginning of period                       N/A            N/A       $   5.76       $   5.50       $   4.49
      End of period                             N/A            N/A       $   9.03       $   5.76       $   5.50
   Accumulation units outstanding
   at the end of period                         N/A            N/A             --        151,048        258,617

JNL/Capital Guardian
Global Balanced Division(19)

   Accumulation unit value:
      Beginning of period                  $  12.57       $  11.51       $  10.60       $   9.83       $   8.76
      End of period                        $  13.38       $  12.57       $  11.51       $  10.60       $   9.83
   Accumulation units outstanding
   at the end of period                     159,903        196,447        205,645        243,101        247,035

JNL/Capital Guardian
Global Diversified Research Division

   Accumulation unit value:
      Beginning of period                  $  12.46       $  11.15       $  10.09       $   9.19       $   7.52
      End of period                        $  14.82       $  12.46       $  11.15       $  10.09       $   9.19
   Accumulation units outstanding
   at the end of period                     169,062        223,319        299,400        349,485        420,420

                                          December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                          2002           2001           2000           1999           1998
                                          ------------   ------------   ------------   ------------   ------------
JNL/AIM Small Cap Growth
Division(30)

   Accumulation unit value:
      Beginning of period                  $  11.06       $  10.00              N/A          N/A            N/A
      End of period                        $   7.92       $  11.06              N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                      33,013          3,530              N/A          N/A            N/A

JNL/Alger Growth Division

   Accumulation unit value:
      Beginning of period                  $  10.50       $  12.10       $    14.17     $  10.74       $  10.00
      End of period                        $   6.92       $  10.50       $    12.10     $  14.17       $  10.74
   Accumulation units outstanding
   at the end of period                     658,490        810,513          971,767      587,023          3,613

JNL/Alliance Capital
Growth Division(19)

   Accumulation unit value:
      Beginning of period                  $   6.60       $   7.83       $    10.00          N/A            N/A
      End of period                        $   4.49       $   6.60       $     7.83          N/A            N/A
   Accumulation units outstanding
   at the end of period                     194,236        187,048          111,099          N/A            N/A

JNL/Capital Guardian
Global Balanced Division(19)

   Accumulation unit value:
      Beginning of period                  $   9.51       $  10.10       $    10.00          N/A            N/A
      End of period                        $   8.76       $   9.51       $    10.10          N/A            N/A
   Accumulation units outstanding
   at the end of period                     332,836        294,499          129,621          N/A            N/A

JNL/Capital Guardian
Global Diversified Research Division

   Accumulation unit value:
      Beginning of period                  $  10.46       $  13.87       $    17.21     $  10.61       $  10.00
      End of period                        $   7.52       $  10.46       $    13.87     $  17.21       $  10.61
   Accumulation units outstanding
   at the end of period                     590,048        812,892        1,039,823      289,870          2,772

                                          December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                          2007           2006           2005           2004           2003
                                          ------------   ------------   ------------   ------------   ------------
JNL/Capital Guardian
International Small Cap Division

   Accumulation unit value:
      Beginning of period                       N/A            N/A            N/A            N/A            N/A
      End of period                             N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                         N/A            N/A            N/A            N/A            N/A

JNL/Capital Guardian
U.S. Growth Equity Division(8)

   Accumulation unit value:
      Beginning of period                  $   9.83       $   9.53       $   9.24       $   8.39       $   6.28
      End of period                        $  10.64       $   9.83       $   9.53       $   9.24       $   8.39
   Accumulation units outstanding
   at the end of period                     272,668        348,474        490,656        607,547        754,444

JNL/Credit Suisse Global
Natural Resources Division

   Accumulation unit value:
      Beginning of period                  $  10.00            N/A            N/A            N/A            N/A
      End of period                        $  13.72            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      20,853            N/A            N/A            N/A            N/A

JNL/Credit Suisse Long/Short
Division

   Accumulation unit value:
      Beginning of period                       N/A            N/A            N/A            N/A            N/A
      End of period                             N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                         N/A            N/A            N/A            N/A            N/A

JNL/Eagle Core Equity Division(10)

   Accumulation unit value:
      Beginning of period                  $  11.83       $  10.68       $  10.47       $   9.99       $   8.13
      End of period                        $  11.73       $  11.83       $  10.68       $  10.47       $   9.99
   Accumulation units outstanding
   at the end of period                      57,240         76,656        100,854        121,478        134,332

                                          December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                          2002           2001           2000           1999           1998
                                          ------------   ------------   ------------   ------------   ------------
JNL/Capital Guardian
International Small Cap Division

   Accumulation unit value:
      Beginning of period                         N/A            N/A            N/A            N/A         N/A
      End of period                               N/A            N/A            N/A            N/A         N/A
   Accumulation units outstanding
   at the end of period                           N/A            N/A            N/A            N/A         N/A

JNL/Capital Guardian
U.S. Growth Equity Division(8)

   Accumulation unit value:
      Beginning of period                  $     9.07     $    13.17     $    16.90     $    10.00         N/A
      End of period                        $     6.28     $     9.07     $    13.17     $    16.90         N/A
   Accumulation units outstanding
   at the end of period                     1,152,993      1,510,196      1,779,698        875,270         N/A

JNL/Credit Suisse Global
Natural Resources Division

   Accumulation unit value:
      Beginning of period                         N/A            N/A            N/A            N/A         N/A
      End of period                               N/A            N/A            N/A            N/A         N/A
   Accumulation units outstanding
   at the end of period                           N/A            N/A            N/A            N/A         N/A

JNL/Credit Suisse Long/Short
Division

   Accumulation unit value:
      Beginning of period                         N/A            N/A            N/A            N/A         N/A
      End of period                               N/A            N/A            N/A            N/A         N/A
   Accumulation units outstanding
   at the end of period                           N/A            N/A            N/A            N/A         N/A

JNL/Eagle Core Equity Division(10)

   Accumulation unit value:
      Beginning of period                  $    10.38     $    11.67     $    11.81     $    10.00         N/A
      End of period                        $     8.13     $    10.38     $    11.67     $    11.81         N/A
   Accumulation units outstanding
   at the end of period                       148,249        137,334        138,938         71,996         N/A

                                       December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                       2007           2006           2005           2004           2003
                                       ------------   ------------   ------------   ------------   ------------
JNL/Eagle SmallCap Equity
Division(16)

   Accumulation unit value:
      Beginning of period                 $ 16.96       $  14.32       $  14.16       $  12.09       $   8.76
      End of period                       $ 18.74       $  16.96       $  14.32       $  14.16       $  12.09
   Accumulation units outstanding
   at the end of period                    71,658        115,137        146,270        221,476        176,408

JNL/Franklin Templeton
Founding Strategy Division

   Accumulation unit value:
      Beginning of period                 $ 10.00            N/A            N/A            N/A            N/A
      End of period                       $  9.96            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    22,656            N/A            N/A            N/A            N/A

JNL/Franklin Templeton
Global Growth Division

   Accumulation unit value:
      Beginning of period                 $ 10.00            N/A            N/A            N/A            N/A
      End of period                       $  9.93            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    10,558            N/A            N/A            N/A            N/A

JNL/Franklin Templeton
Income Division(1220)

   Accumulation unit value:
      Beginning of period                 $ 10.88       $  10.88            N/A            N/A            N/A
      End of period                       $ 10.92       $  10.88            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    22,163          1,019            N/A            N/A            N/A

JNL/Franklin Templeton
Mutual Shares Division

   Accumulation unit value:
      Beginning of period                 $ 10.00            N/A            N/A            N/A            N/A
      End of period                       $  9.89            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    14,730            N/A            N/A            N/A            N/A

                                       December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                       2002           2001           2000           1999           1998
                                       ------------   ------------   ------------   ------------   ------------
JNL/Eagle SmallCap Equity
Division(16)

   Accumulation unit value:
      Beginning of period                $  11.50       $  10.51       $  12.28       $  10.00            N/A
      End of period                      $   8.76       $  11.50       $  10.51       $  12.28            N/A
   Accumulation units outstanding
   at the end of period                   179,411        215,372        172,564         75,042            N/A

JNL/Franklin Templeton
Founding Strategy Division

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

JNL/Franklin Templeton
Global Growth Division

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

JNL/Franklin Templeton
Income Division(1220)

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

JNL/Franklin Templeton
Mutual Shares Division

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

                                       December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                       2007           2006           2005           2004           2003
                                       ------------   ------------   ------------   ------------   ------------
JNL/Franklin Templeton
Small Cap Value Division(858)

   Accumulation unit value:
      Beginning of period                 $ 12.26        $ 10.56       $  10.00            N/A            N/A
      End of period                       $ 11.35        $ 12.26       $  10.56            N/A            N/A
   Accumulation units outstanding
   at the end of period                    10,315         13,802          1,850            N/A            N/A

JNL/Goldman Sachs Core
Plus Bond Division(7)

   Accumulation unit value:
      Beginning of period                 $ 14.83        $ 14.37       $  14.20       $  13.47       $  12.03
      End of period                       $ 15.65        $ 14.83       $  14.37       $  14.20       $  13.47
   Accumulation units outstanding
   at the end of period                    69,018         60,699        104,018        119,708        140,087

JNL/Goldman Sachs Mid
Cap Value Division(879)

   Accumulation unit value:
      Beginning of period                 $ 11.56        $ 10.13       $  10.00            N/A            N/A
      End of period                       $ 11.71        $ 11.56       $  10.13            N/A            N/A
   Accumulation units outstanding
   at the end of period                     3,244          1,519          1,000            N/A            N/A

JNL/Goldman Sachs Short
Duration Bond Division

   Accumulation unit value:
      Beginning of period                 $ 10.21        $ 10.00            N/A            N/A            N/A
      End of period                       $ 10.56        $ 10.21            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    15,792            274            N/A            N/A            N/A

JNL/JPMorgan International
Value Division(224)

   Accumulation unit value:
      Beginning of period                 $ 25.64        $ 19.70       $  16.85       $  13.94       $  10.14
      End of period                       $ 28.30        $ 25.64       $  19.70       $  16.85       $  13.94
   Accumulation units outstanding
   at the end of period                    33,228         38,415         23,966         20,314         15,657

                                       December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                       2002           2001           2000           1999           1998
                                       ------------   ------------   ------------   ------------   ------------
JNL/Franklin Templeton
Small Cap Value Division(858)

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

JNL/Goldman Sachs Core
Plus Bond Division(7)

   Accumulation unit value:
      Beginning of period                $  11.25       $  10.69       $  10.11       $  10.00            N/A
      End of period                      $  12.03       $  11.25       $  10.69       $  10.11            N/A
   Accumulation units outstanding
   at the end of period                   150,296        137,754         81,785         53,100            N/A

JNL/Goldman Sachs Mid
Cap Value Division(879)

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

JNL/Goldman Sachs Short
Duration Bond Division

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

JNL/JPMorgan International
Value Division(224)

   Accumulation unit value:
      Beginning of period                $  10.05            N/A            N/A            N/A            N/A
      End of period                      $  10.14            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     5,403            N/A            N/A            N/A            N/A

                                       December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                       2007            2006           2005           2004           2003
                                       ------------   ------------   ------------   ------------   ------------
JNL/JPMorgan MidCap Growth Division

   Accumulation unit value:
      Beginning of period                $  11.95       $  10.81       $  10.33       $   8.88       $   6.64
      End of period                      $  12.72       $  11.95       $  10.81       $  10.33       $   8.88
   Accumulation units outstanding
   at the end of period                   251,367        318,939        409,293        490,516        614,466

JNL/JPMorgan U.S. Government
& Quality Bond Division

   Accumulation unit value:
      Beginning of period                $  12.98       $  12.74       $  12.63       $  12.33       $  12.36
      End of period                      $  13.61       $  12.98       $  12.74       $  12.63       $  12.33
   Accumulation units outstanding
   at the end of period                   148,535        178,946        228,341        250,527        360,386

JNL/Lazard Emerging
Markets Division

   Accumulation unit value:
      Beginning of period                $  10.89       $  10.00            N/A            N/A            N/A
      End of period                      $  14.15       $  10.89            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    30,050          2,674            N/A            N/A            N/A

JNL/Lazard Mid Cap Value
Division(30)

   Accumulation unit value:
      Beginning of period                $  17.43       $  15.43       $  14.38       $  11.69       $   9.20
      End of period                      $  16.74       $  17.43       $  15.43       $  14.38       $  11.69
   Accumulation units outstanding
   at the end of period                    34,051         47,803         54,074         58,121         25,318

JNL/Lazard Small Cap
Value Division(30)

   Accumulation unit value:
      Beginning of period                $  16.66       $  14.46       $  14.02       $  12.32       $   9.00
      End of period                      $  15.31       $  16.66       $  14.46       $  14.02       $  12.32
   Accumulation units outstanding
   at the end of period                    30,014         48,125         68,045         81,550        112,603

                                       December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                       2002           2001           2000           1999          1998
                                       ------------   ------------   ------------   ------------   ------------
JNL/JPMorgan MidCap Growth Division

   Accumulation unit value:
      Beginning of period                $   9.51      $    16.12     $    25.05      $  11.34        $ 10.00
      End of period                      $   6.64      $     9.51     $    16.12      $  25.05        $ 11.34
   Accumulation units outstanding
   at the end of period                   877,987       1,209,067      1,361,578       640,394            398

JNL/JPMorgan U.S. Government
& Quality Bond Division

   Accumulation unit value:
      Beginning of period                $  11.24      $    10.65     $     9.70      $  10.09        $ 10.00
      End of period                      $  12.36      $    11.24     $    10.65      $   9.70        $ 10.09
   Accumulation units outstanding
   at the end of period                   529,822         369,022        270,579       157,802          1,005

JNL/Lazard Emerging
Markets Division

   Accumulation unit value:
      Beginning of period                     N/A             N/A            N/A           N/A            N/A
      End of period                           N/A             N/A            N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A             N/A            N/A           N/A            N/A

JNL/Lazard Mid Cap Value
Division(30)

   Accumulation unit value:
      Beginning of period                $  10.86      $    10.00            N/A           N/A            N/A
      End of period                      $   9.20      $    10.86            N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                    16,614          11,848            N/A           N/A            N/A

JNL/Lazard Small Cap
Value Division(30)

   Accumulation unit value:
      Beginning of period                $  11.02      $    10.00         N/A           N/A             N/A
      End of period                      $   9.00      $    11.02         N/A           N/A             N/A
   Accumulation units outstanding
   at the end of period                    70,391           6,583         N/A           N/A             N/A

                                       December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                       2007           2006           2005           2004           2003
                                       ------------   ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) 10 x 10 Division

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

JNL/MCM 25 Division(1059)

   Accumulation unit value:
      Beginning of period                $  10.47       $  12.15            N/A            N/A            N/A
      End of period                      $  10.03       $  10.47            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    24,013         33,422            N/A            N/A            N/A

JNL/MCM 25 Division (NY)(204)

   Accumulation unit value:
      Beginning of period                $  16.29       $  15.22       $  15.92       $  13.24        $ 10.15
      End of period                      $  16.13       $  16.29       $  15.22       $  15.92        $ 13.24
   Accumulation units outstanding
   at the end of period                        --             --         37,158         46,011          7,489

JNL/MCM Bond Index Division(202)

   Accumulation unit value:
      Beginning of period                $  10.78       $  10.54       $  10.50       $  10.27        $ 10.12
      End of period                      $  11.31       $  10.78       $  10.54       $  10.50        $ 10.27
   Accumulation units outstanding
   at the end of period                    26,425         16,530         13,261         16,465          3,591

JNL/MCM Communications
Sector Division(475)

   Accumulation unit value:
      Beginning of period                $  16.56       $  12.34       $  12.39       $  10.68        $ 10.00
      End of period                      $  17.04       $  16.56       $  12.34       $  12.39        $ 10.68
   Accumulation units outstanding
   at the end of period                     8,466          5,109          4,428          4,699             --

                                       December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                       2002           2001           2000           1999          1998
                                       ------------   ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) 10 x 10 Division

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

JNL/MCM 25 Division(1059)

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

JNL/MCM 25 Division (NY)(204)

   Accumulation unit value:
      Beginning of period                 $  9.05            N/A            N/A            N/A            N/A
      End of period                       $ 10.15            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       269            N/A            N/A            N/A            N/A

JNL/MCM Bond Index Division(202)

   Accumulation unit value:
      Beginning of period                 $ 10.01            N/A            N/A            N/A            N/A
      End of period                       $ 10.12            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       455            N/A            N/A            N/A            N/A

JNL/MCM Communications
Sector Division(475)

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2007           2006           2005           2004           2003
                                         ------------   ------------   ------------   ------------   ------------
JNL/MCM Consumer Brands
Sector Division(475)

   Accumulation unit value:
      Beginning of period                   $11.90         $ 10.64        $ 11.06        $ 10.18        $ 10.00
      End of period                         $10.81         $ 11.90        $ 10.64        $ 11.06        $ 10.18
   Accumulation units outstanding
   at the end of period                         --           2,119          4,685            399             --

JNL/MCM Dow 10 Division (NY)(204)

   Accumulation unit value:
      Beginning of period                   $17.21         $ 13.48        $ 14.49        $ 14.26        $ 11.48
      End of period                         $18.09         $ 17.21        $ 13.48        $ 14.49        $ 14.26
   Accumulation units outstanding
   at the end of period                         --          18,182         20,192         28,460          7,356

JNL/MCM Dow Dividend Division(1450)

   Accumulation unit value:
      Beginning of period                   $10.00             N/A            N/A            N/A            N/A
      End of period                         $ 9.43             N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      3,195             N/A            N/A            N/A            N/A

JNL/MCM Dow Dividend
Division (NY)(1004)

   Accumulation unit value:
      Beginning of period                   $11.85         $  9.94            N/A            N/A            N/A
      End of period                         $11.15         $ 11.85            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                         --             707            N/A            N/A            N/A

JNL/MCM Enhanced S&P
500 Stock Index Division(204)

   Accumulation unit value:
      Beginning of period                   $17.60         $ 15.28        $ 14.86        $ 13.55        $ 10.64
      End of period                         $18.01         $ 17.60        $ 15.28        $ 14.86        $ 13.55
   Accumulation units outstanding
   at the end of period                      4,562           5,077         12,224         14,956         14,618

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2002           2001           2000           1999           1998
                                         ------------   ------------   ------------   ------------   ------------
JNL/MCM Consumer Brands
Sector Division(475)

   Accumulation unit value:
      Beginning of period                      N/A           N/A            N/A            N/A            N/A
      End of period                            N/A           N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A           N/A            N/A            N/A            N/A

JNL/MCM Dow 10 Division (NY)(204)

   Accumulation unit value:
      Beginning of period                   $ 9.37           N/A            N/A            N/A            N/A
      End of period                         $11.48           N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        214           N/A            N/A            N/A            N/A

JNL/MCM Dow Dividend Division(1450)

   Accumulation unit value:
      Beginning of period                      N/A           N/A            N/A            N/A            N/A
      End of period                            N/A           N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A           N/A            N/A            N/A            N/A

JNL/MCM Dow Dividend
Division (NY)(1004)

   Accumulation unit value:
      Beginning of period                      N/A           N/A            N/A            N/A            N/A
      End of period                            N/A           N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A           N/A            N/A            N/A            N/A

JNL/MCM Enhanced S&P
500 Stock Index Division(204)

   Accumulation unit value:
      Beginning of period                   $ 9.37           N/A            N/A            N/A            N/A
      End of period                         $10.64           N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        406           N/A            N/A            N/A            N/A

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2007           2006           2005           2004           2003
                                         ------------   ------------   ------------   ------------   ------------
JNL/MCM Financial Sector
Division(475)

   Accumulation unit value:
      Beginning of period                   $ 14.02        $ 11.98        $ 11.45        $ 10.23         $10.00
      End of period                         $ 11.43        $ 14.02        $ 11.98        $ 11.45         $10.23
   Accumulation units outstanding
   at the end of period                       4,080          2,233          3,103          2,040            102

JNL/MCM Global 15 Division
(NY)(308)

   Accumulation unit value:
      Beginning of period                   $ 24.35        $ 17.65        $ 16.25        $ 12.96         $ 9.13
      End of period                         $ 25.96        $ 24.35        $ 17.65        $ 16.25         $12.96
   Accumulation units outstanding
   at the end of period                          --         27,961         31,011         29,544          3,378

JNL/MCM Healthcare Sector
Division(475)

   Accumulation unit value:
      Beginning of period                   $ 11.60        $ 11.06        $ 10.43        $ 10.22         $10.00
      End of period                         $ 12.30        $ 11.60        $ 11.06        $ 10.43         $10.22
   Accumulation units outstanding
   at the end of period                       4,266          4,926          7,571          4,390            122

JNL/MCM Index 5 Division

   Accumulation unit value:
      Beginning of period                       N/A            N/A            N/A            N/A            N/A
      End of period                             N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                         N/A            N/A            N/A            N/A            N/A

JNL/MCM International
Index Division(201)

   Accumulation unit value:
      Beginning of period                   $ 22.76        $ 18.38        $ 16.45        $ 13.96         $10.31
      End of period                         $ 24.77        $ 22.76        $ 18.38        $ 16.45         $13.96
   Accumulation units outstanding
   at the end of period                      29,362         37,656         31,405         20,655            108

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2002           2001           2000           1999           1998
                                         ------------   ------------   ------------   ------------   ------------
JNL/MCM Financial Sector
Division(475)

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

JNL/MCM Global 15 Division
(NY)(308)

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

JNL/MCM Healthcare Sector
Division(475)

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

JNL/MCM Index 5 Division

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

JNL/MCM International
Index Division(201)

   Accumulation unit value:
      Beginning of period                   $ 9.66           N/A            N/A            N/A            N/A
      End of period                         $10.31           N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                         --           N/A            N/A            N/A            N/A

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2007           2006           2005           2004           2003
                                         ------------   ------------   ------------   ------------   ------------
JNL/MCM JNL 5 Division(682)

   Accumulation unit value:
      Beginning of period                  $  14.27       $  12.18        $ 11.16        $10.00           N/A
      End of period                        $  14.27       $  14.27        $ 12.18        $11.16           N/A
   Accumulation units outstanding
   at the end of period                     217,350        118,555         40,611         6,177           N/A

JNL/MCM JNL Optimized 5 Division

   Accumulation unit value:
      Beginning of period                  $  10.73       $  10.00            N/A           N/A           N/A
      End of period                        $  12.02       $  10.73            N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                       9,635          1,910            N/A           N/A           N/A

JNL/MCM Nasdaq 15 Division
(NY)(732)

   Accumulation unit value:
      Beginning of period                  $   9.99       $   9.69        $  9.91        $10.00           N/A
      End of period                        $  11.36       $   9.99        $  9.69        $ 9.91           N/A
   Accumulation units outstanding
   at the end of period                          --          2,498          2,527         1,300           N/A

JNL/MCM Nasdaq 25 Division(1450)

   Accumulation unit value:
      Beginning of period                  $  10.00          N/A            N/A            N/A            N/A
      End of period                        $  10.32          N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       3,032          N/A            N/A            N/A            N/A

JNL/MCM NYSE International
25 Division(1304)

   Accumulation unit value:
      Beginning of period                  $  10.00          N/A            N/A            N/A            N/A
      End of period                        $  11.57          N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                         417          N/A            N/A            N/A            N/A

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2002           2001           2000           1999           1998
                                         ------------   ------------   ------------   ------------   ------------
JNL/MCM JNL 5 Division(682)

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

JNL/MCM JNL Optimized 5 Division

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division
(NY)(732)

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 25 Division(1450)

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

JNL/MCM NYSE International
25 Division(1304)

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2007           2006           2005           2004           2003
                                         ------------   ------------   ------------   ------------   ------------
JNL/MCM Oil & Gas Sector
Division(475)

   Accumulation unit value:
      Beginning of period                   $ 22.26        $ 18.69        $ 13.86        $ 10.54        $10.00
      End of period                         $ 29.70        $ 22.26        $ 18.69        $ 13.86        $10.54
   Accumulation units outstanding
   at the end of period                      13,269         25,196         18,271          6,794            --

JNL/MCM S&P 10 Division (NY)(223)

   Accumulation unit value:
      Beginning of period                   $ 17.28        $ 16.76        $ 12.39        $ 10.66        $ 9.07
      End of period                         $ 17.81        $ 17.28        $ 16.76        $ 12.39        $10.66
   Accumulation units outstanding
   at the end of period                          --         35,597         35,607         41,846         9,522

JNL/MCM S&P 24 Division

   Accumulation unit value:
      Beginning of period                       N/A            N/A            N/A            N/A           N/A
      End of period                             N/A            N/A            N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                         N/A            N/A            N/A            N/A           N/A

JNL/MCM S&P 24 Division (NY)(1060)

   Accumulation unit value:
      Beginning of period                   $ 10.21        $ 10.00            N/A            N/A           N/A
      End of period                         $ 10.98        $ 10.21            N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                          --             --            N/A            N/A           N/A

JNL/MCM S&P 400 MidCap
Index Division(235)

   Accumulation unit value:
      Beginning of period                   $ 18.88        $ 17.45        $ 15.80        $ 13.84        $10.43
      End of period                         $ 20.00        $ 18.88        $ 17.45        $ 15.80        $13.84
   Accumulation units outstanding
   at the end of period                      25,333         31,794         28,548         29,666         6,201

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2002           2001           2000           1999           1998
                                         ------------   ------------   ------------   ------------   ------------
JNL/MCM Oil & Gas Sector
Division(475)

   Accumulation unit value:
      Beginning of period                      N/A           N/A            N/A            N/A            N/A
      End of period                            N/A           N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A           N/A            N/A            N/A            N/A

JNL/MCM S&P 10 Division (NY)(223)

   Accumulation unit value:
      Beginning of period                   $ 8.89           N/A            N/A            N/A            N/A
      End of period                         $ 9.07           N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                         --           N/A            N/A            N/A            N/A

JNL/MCM S&P 24 Division

   Accumulation unit value:
      Beginning of period                      N/A           N/A            N/A            N/A            N/A
      End of period                            N/A           N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A           N/A            N/A            N/A            N/A

JNL/MCM S&P 24 Division (NY)(1060)

   Accumulation unit value:
      Beginning of period                      N/A           N/A            N/A            N/A            N/A
      End of period                            N/A           N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A           N/A            N/A            N/A            N/A

JNL/MCM S&P 400 MidCap
Index Division(235)

   Accumulation unit value:
      Beginning of period                   $10.90           N/A            N/A            N/A            N/A
      End of period                         $10.43           N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                         --           N/A            N/A            N/A            N/A

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2007            2006           2005          2004           2003
                                         ------------   ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(209)

  Accumulation unit value:
    Beginning of period                     $ 16.96       $ 14.95         $ 14.52        $ 13.38        $ 10.62
    End of period                           $ 17.54       $ 16.96         $ 14.95        $ 14.52        $ 13.38
  Accumulation units outstanding
  at the end of period                       45,075        67,983          68,716         61,493         42,149

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                         N/A           N/A             N/A            N/A            N/A
    End of period                               N/A           N/A             N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A           N/A             N/A            N/A            N/A

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     $  9.73           N/A             N/A            N/A            N/A
    End of period                           $  8.73           N/A             N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                       12,061           N/A             N/A            N/A            N/A

JNL/MCM Select Small-Cap
Division (NY)(308)

  Accumulation unit value:
    Beginning of period                     $ 20.50       $ 18.18         $ 16.96        $ 15.32        $ 10.73
    End of period                           $ 17.31       $ 20.50         $ 18.18        $ 16.96        $ 15.32
  Accumulation units outstanding
  at the end of period                           --            --          14,349          9,453         26,923

JNL/MCM Small Cap Index
Division(235)

  Accumulation unit value:
    Beginning of period                     $ 20.88       $ 18.03         $ 17.54        $ 15.15        $ 10.53
    End of period                           $ 20.16       $ 20.88         $ 18.03        $ 17.54        $ 15.15
  Accumulation units outstanding
  at the end of period                       22,716        37,027          31,593         40,476         61,214

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                          2002          2001           2000           1999            1998
                                         ------------   ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(209)

  Accumulation unit value:
    Beginning of period                      $10.62          N/A            N/A             N/A           N/A
    End of period                            $10.62          N/A            N/A             N/A           N/A
  Accumulation units outstanding
  at the end of period                          580          N/A            N/A             N/A           N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                         N/A          N/A            N/A             N/A           N/A
    End of period                               N/A          N/A            N/A             N/A           N/A
  Accumulation units outstanding
  at the end of period                          N/A          N/A            N/A             N/A           N/A

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                         N/A          N/A            N/A             N/A           N/A
    End of period                               N/A          N/A            N/A             N/A           N/A
  Accumulation units outstanding
  at the end of period                          N/A          N/A            N/A             N/A           N/A

JNL/MCM Select Small-Cap
Division (NY)(308)

  Accumulation unit value:
    Beginning of period                         N/A          N/A            N/A             N/A           N/A
    End of period                               N/A          N/A            N/A             N/A           N/A
  Accumulation units outstanding
  at the end of period                          N/A          N/A            N/A             N/A           N/A

JNL/MCM Small Cap Index
Division(235)

  Accumulation unit value:
    Beginning of period                      $11.17          N/A            N/A             N/A           N/A
    End of period                            $10.53          N/A            N/A             N/A           N/A
  Accumulation units outstanding
  at the end of period                           62          N/A            N/A             N/A           N/A

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2007            2006           2005          2004           2003
                                         ------------   ------------   ------------   ------------   ------------
JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     $ 10.95       $ 10.15         $ 10.05       $  10.08        $ 10.00
    End of period                           $ 12.37       $ 10.95         $ 10.15       $  10.05        $ 10.08
  Accumulation units outstanding
  at the end of period                        1,652         3,171           4,007          1,251             --

JNL/MCM Value Line 25
Division (NY)(682)

  Accumulation unit value:
    Beginning of period                     $ 15.74       $ 16.21         $ 11.82       $  10.00            N/A
    End of period                           $ 18.62       $ 15.74         $ 16.21       $  11.82            N/A
  Accumulation units outstanding
  at the end of period                           --        19,255          20,520          5,938            N/A

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     $ 10.00           N/A             N/A            N/A            N/A
    End of period                           $  9.95           N/A             N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                       16,956           N/A             N/A            N/A            N/A

JNL/MCM VIP Division(732)

  Accumulation unit value:
    Beginning of period                     $ 11.99       $ 10.84         $ 10.01       $  10.00            N/A
    End of period                           $ 13.10       $ 11.99         $ 10.84       $  10.01            N/A
  Accumulation units outstanding
  at the end of period                       18,152         4,169           2,954          2,000            N/A

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                     $ 14.67       $ 12.72         $ 11.34       $   9.75        $  7.03
    End of period                           $ 15.38       $ 14.67         $ 12.72       $  11.34        $  9.75
  Accumulation units outstanding
  at the end of period                       64,230        87,485          87,841        110,221         86,668

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                          2002          2001           2000           1999            1998
                                         ------------   ------------   ------------   ------------   ------------
JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                         N/A            N/A           N/A            N/A           N/A
    End of period                               N/A            N/A           N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                          N/A            N/A           N/A            N/A           N/A

JNL/MCM Value Line 25
Division (NY)(682)

  Accumulation unit value:
    Beginning of period                         N/A            N/A           N/A            N/A           N/A
    End of period                               N/A            N/A           N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                          N/A            N/A           N/A            N/A           N/A

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                         N/A            N/A           N/A            N/A           N/A
    End of period                               N/A            N/A           N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                          N/A            N/A           N/A            N/A           N/A

JNL/MCM VIP Division(732)

  Accumulation unit value:
    Beginning of period                         N/A            N/A           N/A            N/A           N/A
    End of period                               N/A            N/A           N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                          N/A            N/A           N/A            N/A           N/A

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                     $  9.18        $ 10.00           N/A            N/A           N/A
    End of period                           $  7.03        $  9.18           N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                       44,574         28,067           N/A            N/A           N/A

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2007            2006           2005          2004           2003
                                         ------------   ------------   ------------   ------------   ------------
JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $   9.28       $   8.97       $   8.33       $   8.11      $   6.98
    End of period                          $  10.03       $   9.28       $   8.97       $   8.33      $   8.11
  Accumulation units outstanding
  at the end of period                           --         22,704         26,009         22,355        20,888

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $  10.00            N/A            N/A            N/A           N/A
    End of period                          $  10.94            N/A            N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                        5,194            N/A            N/A            N/A           N/A

JNL/PIMCO Total Return
Bond Division(30)

  Accumulation unit value:
    Beginning of period                    $  11.50       $  11.27       $  11.17       $  10.84      $  10.49
    End of period                          $  12.27       $  11.50       $  11.27       $  11.17      $  10.84
  Accumulation units outstanding
  at the end of period                      153,232        171,340        187,892        207,534       244,216

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                    $  10.44       $   9.31       $   8.68       $   7.79      $   6.21
    End of period                          $   9.55       $  10.44       $   9.31       $   8.68      $   7.79
  Accumulation units outstanding
  at the end of period                      130,774        170,585        266,507        310,681       383,136

JNL/PPM America High
Yield Bond Division(944)

  Accumulation unit value:
    Beginning of period                         N/A            N/A            N/A       $  11.41      $   9.75
    End of period                               N/A            N/A            N/A       $  11.80      $  11.41
  Accumulation units outstanding
  at the end of period                          N/A            N/A            N/A             --       329,149

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                          2002          2001           2000           1999            1998
                                         ------------   ------------   ------------   ------------   ------------
JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $   9.48       $  10.00           N/A            N/A            N/A
    End of period                          $   6.98       $   9.48           N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                       23,681         14,065           N/A            N/A            N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                         N/A            N/A           N/A            N/A            N/A
    End of period                               N/A            N/A           N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A            N/A           N/A            N/A            N/A

JNL/PIMCO Total Return
Bond Division(30)

  Accumulation unit value:
    Beginning of period                    $   9.78       $  10.00           N/A            N/A            N/A
    End of period                          $  10.49       $   9.78           N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                      346,827          6,337           N/A            N/A            N/A

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                    $   8.30       $  11.22       $  13.85     $    10.85        $10.00
    End of period                          $   6.21       $   8.30       $  11.22     $    13.85        $10.85
  Accumulation units outstanding
  at the end of period                      447,379        570,629        695,321        423,138            --

JNL/PPM America High
Yield Bond Division(944)

  Accumulation unit value:
    Beginning of period                    $   9.69       $   9.30          $9.99     $     10.02       $10.00
    End of period                          $   9.75       $   9.69          $9.30     $      9.99       $10.02
  Accumulation units outstanding
  at the end of period                      348,484        374,752        234,345         183,384        1,014

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2007            2006           2005          2004           2003
                                         ------------   ------------   ------------   ------------   ------------
JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $  11.25       $  10.32       $  10.29       $  10.00           N/A
    End of period                          $  10.97       $  11.25       $  10.32       $  10.29           N/A
  Accumulation units outstanding
  at the end of period                      129,913        168,115        184,196        225,141           N/A

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                    $  11.49       $  10.31       $   9.97       $   9.21      $   7.50
    End of period                          $  10.70       $  11.49       $  10.31       $   9.97      $   9.21
  Accumulation units outstanding
  at the end of period                      199,884        282,777        393,800        459,571       551,265

JNL/Putnam Midcap Growth
Division(19)

  Accumulation unit value:
    Beginning of period                    $   9.04       $   8.67       $   7.85       $   6.71      $   5.10
    End of period                          $   8.85       $   9.04       $   8.67       $   7.85      $   6.71
  Accumulation units outstanding
  at the end of period                           --         44,669         58,999         73,759        77,351

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                         N/A            N/A            N/A            N/A           N/A
    End of period                               N/A            N/A            N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                          N/A            N/A            N/A            N/A           N/A

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                         N/A            N/A            N/A            N/A           N/A
    End of period                               N/A            N/A            N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                          N/A            N/A            N/A            N/A           N/A

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                          2002          2001           2000           1999            1998
                                         ------------   ------------   ------------   ------------   ------------
JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                         N/A            N/A            N/A            N/A            N/A
    End of period                               N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A            N/A            N/A            N/A            N/A

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                    $   9.49       $  10.27       $   9.74        $  9.98         $10.00
    End of period                          $   7.50       $   9.49       $  10.27        $  9.74         $ 9.98
  Accumulation units outstanding
  at the end of period                      641,010        856,274        751,954        541,720            991

JNL/Putnam Midcap Growth
Division(19)

  Accumulation unit value:
    Beginning of period                    $   7.31       $  10.16       $  10.00            N/A            N/A
    End of period                          $   5.10       $   7.31       $  10.16            N/A            N/A
  Accumulation units outstanding
  at the end of period                       95,105        108,905         54,727            N/A            N/A

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                         N/A            N/A            N/A            N/A            N/A
    End of period                               N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A            N/A            N/A            N/A            N/A

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                         N/A            N/A            N/A            N/A            N/A
    End of period                               N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A            N/A            N/A            N/A            N/A

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2007           2006           2005           2004           2003
                                         ------------   ------------   ------------   ------------   ------------
JNL/S&P Core Index 100
Division(225)

  Accumulation unit value:
    Beginning of period                        N/A           N/A            N/A          $12.58         $10.45
    End of period                              N/A           N/A            N/A          $12.81         $12.58
  Accumulation units outstanding
  at the end of period                         N/A           N/A            N/A              --            609

JNL/S&P Core Index 50 Division(262)

  Accumulation unit value:
    Beginning of period                        N/A           N/A            N/A          $13.53         $10.20
    End of period                              N/A           N/A            N/A          $13.80         $13.53
  Accumulation units outstanding
  at the end of period                         N/A           N/A            N/A              --          4,967

JNL/S&P Core Index 75 Division(338)

  Accumulation unit value:
    Beginning of period                        N/A           N/A            N/A          $13.06         $11.40
    End of period                              N/A           N/A            N/A          $13.34         $13.06
  Accumulation units outstanding
  at the end of period                         N/A           N/A            N/A              --          2,692

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     $10.00           N/A            N/A             N/A            N/A
    End of period                           $10.51           N/A            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       1,021           N/A            N/A             N/A            N/A

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                        N/A           N/A            N/A             N/A            N/A
    End of period                              N/A           N/A            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A           N/A            N/A             N/A            N/A

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2002           2001           2000           1999           1998
                                         ------------   ------------   ------------   ------------   ------------
JNL/S&P Core Index 100
Division(225)

  Accumulation unit value:
    Beginning of period                      $10.42          N/A            N/A            N/A            N/A
    End of period                            $10.45          N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          614          N/A            N/A            N/A            N/A

JNL/S&P Core Index 50 Division(262)

  Accumulation unit value:
    Beginning of period                         N/A          N/A            N/A            N/A            N/A
    End of period                               N/A          N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A          N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division(338)

  Accumulation unit value:
    Beginning of period                         N/A          N/A            N/A            N/A            N/A
    End of period                               N/A          N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A          N/A            N/A            N/A            N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                         N/A          N/A            N/A            N/A            N/A
    End of period                               N/A          N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A          N/A            N/A            N/A            N/A

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A          N/A            N/A            N/A            N/A
    End of period                               N/A          N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A          N/A            N/A            N/A            N/A

                                                          December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                                          2007           2006           2005           2004           2003
                                                          ------------   ------------   ------------   ------------   ------------
JNL/S&P Disciplined
Moderate Growth Division

   Accumulation unit value:
      Beginning of period                                      N/A            N/A            N/A            N/A              N/A
      End of period                                            N/A            N/A            N/A            N/A              N/A
   Accumulation units outstanding
   at the end of period                                        N/A            N/A            N/A            N/A              N/A

JNL/S&P Dividend Income
& Growth Division

   Accumulation unit value:
      Beginning of period                                      N/A            N/A            N/A            N/A              N/A
      End of period                                            N/A            N/A            N/A            N/A              N/A
   Accumulation units outstanding
   at the end of period                                        N/A            N/A            N/A            N/A              N/A

JNL/S&P Equity Aggressive
Growth Division I(15)

   Accumulation unit value:
      Beginning of period                                      N/A            N/A            N/A          $9.22         $   7.20
      End of period                                            N/A            N/A            N/A          $9.43         $   9.22
   Accumulation units outstanding
   at the end of period                                        N/A            N/A            N/A             --          126,813

JNL/S&P Equity Growth
Division I(14)

   Accumulation unit value:
      Beginning of period                                      N/A            N/A            N/A          $9.15         $   7.16
      End of period                                            N/A            N/A            N/A          $9.33         $   9.15
   Accumulation units outstanding
   at the end of period                                        N/A            N/A            N/A             --          518,314

JNL/S&P Intrinsic Value Division

   Accumulation unit value:
      Beginning of period                                      N/A            N/A            N/A            N/A              N/A
      End of period                                            N/A            N/A            N/A            N/A              N/A
   Accumulation units outstanding
   at the end of period                                        N/A            N/A            N/A            N/A              N/A

                                                          December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                                          2002           2001           2000           1999           1998
                                                          ------------   ------------   ------------   ------------   ------------
JNL/S&P Disciplined
Moderate Growth Division

   Accumulation unit value:
      Beginning of period                                        N/A            N/A            N/A            N/A          N/A
      End of period                                              N/A            N/A            N/A            N/A          N/A
   Accumulation units outstanding
   at the end of period                                          N/A            N/A            N/A            N/A          N/A

JNL/S&P Dividend Income
& Growth Division

   Accumulation unit value:
      Beginning of period                                        N/A            N/A            N/A            N/A          N/A
      End of period                                              N/A            N/A            N/A            N/A          N/A
   Accumulation units outstanding
   at the end of period                                          N/A            N/A            N/A            N/A          N/A

JNL/S&P Equity Aggressive
Growth Division I(15)

   Accumulation unit value:
      Beginning of period                                   $   9.51       $  11.18       $  13.37       $  10.00          N/A
      End of period                                         $   7.20       $   9.51       $  11.18       $  13.37          N/A
   Accumulation units outstanding
   at the end of period                                      124,073        121,725        124,653         47,070          N/A

JNL/S&P Equity Growth
Division I(14)

   Accumulation unit value:
      Beginning of period                                   $   9.48       $  11.22       $  13.23       $  10.00          N/A
      End of period                                         $   7.16       $   9.48       $  11.22       $  13.23          N/A
   Accumulation units outstanding
   at the end of period                                      373,777        427,726        350,150        110,742          N/A

JNL/S&P Intrinsic Value Division

   Accumulation unit value:
      Beginning of period                                        N/A            N/A            N/A            N/A          N/A
      End of period                                              N/A            N/A            N/A            N/A          N/A
   Accumulation units outstanding
   at the end of period                                          N/A            N/A            N/A            N/A          N/A

                                                          December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                                          2007           2006           2005           2004           2003
                                                          ------------   ------------   ------------   ------------   ------------
JNL/S&P Managed Aggressive
Growth Division(12)

   Accumulation unit value:
      Beginning of period                                   $  13.03       $  11.43       $  10.68       $   9.62       $   7.69
      End of period                                         $  14.02       $  13.03       $  11.43       $  10.68       $   9.62
   Accumulation units outstanding
   at the end of period                                      304,306        446,173        742,158        950,566        336,554

JNL/S&P Managed Conservative
Division(748)

   Accumulation unit value:
      Beginning of period                                   $  10.92       $  10.27       $  10.00            N/A            N/A
      End of period                                         $  11.44       $  10.92       $  10.27            N/A            N/A
   Accumulation units outstanding
   at the end of period                                       31,494          2,641          2,643            N/A            N/A

JNL/S&P Managed Growth Division(12)

   Accumulation unit value:
      Beginning of period                                   $  13.77       $  12.24       $  11.55       $  10.51       $   8.76
      End of period                                         $  14.76       $  13.77       $  12.24       $  11.55       $  10.51
   Accumulation units outstanding
   at the end of period                                      469,824        550,401        702,545        827,637        856,656

JNL/S&P Managed Moderate
Division(702)

   Accumulation unit value:
      Beginning of period                                   $  11.64       $  10.69       $  10.32       $  10.00            N/A
      End of period                                         $  12.36       $  11.64       $  10.69       $  10.32            N/A
   Accumulation units outstanding
   at the end of period                                       18,357         25,172         19,294         12,314            N/A

JNL/S&P Managed Moderate
Growth Division(13)

   Accumulation unit value:
      Beginning of period                                   $  13.17       $  11.91       $  11.35       $  10.50       $   9.05
      End of period                                         $  14.11       $  13.17       $  11.91       $  11.35       $  10.50
   Accumulation units outstanding
   at the end of period                                      444,864        592,149        642,846        724,785        713,186

                                                          December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                                          2002           2001           2000           1999           1998
                                                          ------------   ------------   ------------   ------------   ------------
JNL/S&P Managed Aggressive
Growth Division(12)

   Accumulation unit value:
      Beginning of period                                   $   9.55       $  10.83         $  12.11     $  10.00          N/A
      End of period                                         $   7.69       $   9.55         $  10.83     $  12.11          N/A
   Accumulation units outstanding
   at the end of period                                      376,019        376,344          399,096       99,418          N/A

JNL/S&P Managed Conservative
Division(748)

   Accumulation unit value:
      Beginning of period                                        N/A            N/A              N/A          N/A          N/A
      End of period                                              N/A            N/A              N/A          N/A          N/A
   Accumulation units outstanding
   at the end of period                                          N/A            N/A              N/A          N/A          N/A

JNL/S&P Managed Growth Division(12)

   Accumulation unit value:
      Beginning of period                                   $  10.14       $  11.10         $  11.76     $  10.00          N/A
      End of period                                         $   8.76       $  10.14         $  11.10     $  11.76          N/A
   Accumulation units outstanding
   at the end of period                                      712,046        686,180          374,272      107,947          N/A

JNL/S&P Managed Moderate
Division(702)

   Accumulation unit value:
      Beginning of period                                        N/A            N/A              N/A          N/A          N/A
      End of period                                              N/A            N/A              N/A          N/A          N/A
   Accumulation units outstanding
   at the end of period                                          N/A            N/A              N/A          N/A          N/A

JNL/S&P Managed Moderate
Growth Division(13)

   Accumulation unit value:
      Beginning of period                                   $  10.02       $  10.67         $  11.00     $  10.00          N/A
      End of period                                         $   9.05       $  10.02         $  10.67     $  11.00          N/A
   Accumulation units outstanding
   at the end of period                                      614,379        472,893          259,894      112,158          N/A

                                                          December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                                          2007           2006           2005           2004           2003
                                                          ------------   ------------   ------------   ------------   ------------
JNL/S&P Retirement 2015
Division(992)

   Accumulation unit value:
      Beginning of period                                    $10.85         $10.00           N/A            N/A            N/A
      End of period                                          $11.69         $10.85           N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                          --             --           N/A            N/A            N/A

JNL/S&P Retirement 2020
Division(992)

   Accumulation unit value:
      Beginning of period                                    $10.98         $10.00           N/A            N/A            N/A
      End of period                                          $11.85         $10.98           N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                          --             --           N/A            N/A            N/A

JNL/S&P Retirement 2025
Division(992)

   Accumulation unit value:
      Beginning of period                                    $11.05         $10.00           N/A            N/A            N/A
      End of period                                          $12.00         $11.05           N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                          --             --           N/A            N/A            N/A

JNL/S&P Retirement Income
Division(992)

   Accumulation unit value:
      Beginning of period                                    $10.60         $10.00           N/A            N/A            N/A
      End of period                                          $11.17         $10.60           N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                       1,039             --           N/A            N/A            N/A

JNL/S&P Total Yield Division

   Accumulation unit value:
      Beginning of period                                       N/A            N/A           N/A            N/A            N/A
      End of period                                             N/A            N/A           N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                         N/A            N/A           N/A            N/A            N/A

                                                          December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                                          2002           2001           2000           1999           1998
                                                          ------------   ------------   ------------   ------------   ------------
JNL/S&P Retirement 2015
Division(992)

   Accumulation unit value:
      Beginning of period                                      N/A            N/A            N/A            N/A            N/A
      End of period                                            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                        N/A            N/A            N/A            N/A            N/A

JNL/S&P Retirement 2020
Division(992)

   Accumulation unit value:
      Beginning of period                                      N/A            N/A            N/A            N/A            N/A
      End of period                                            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                        N/A            N/A            N/A            N/A            N/A

JNL/S&P Retirement 2025
Division(992)

   Accumulation unit value:
      Beginning of period                                      N/A            N/A            N/A            N/A            N/A
      End of period                                            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                        N/A            N/A            N/A            N/A            N/A

JNL/S&P Retirement Income
Division(992)

   Accumulation unit value:
      Beginning of period                                      N/A            N/A            N/A            N/A            N/A
      End of period                                            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                        N/A            N/A            N/A            N/A            N/A

JNL/S&P Total Yield Division

   Accumulation unit value:
      Beginning of period                                      N/A            N/A            N/A            N/A            N/A
      End of period                                            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                        N/A            N/A            N/A            N/A            N/A

                                                          December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                                          2007           2006           2005           2004           2003
                                                          ------------   ------------   ------------   ------------   ------------
JNL/S&P Very Aggressive
Growth Division I(11)

   Accumulation unit value:
      Beginning of period                                        N/A            N/A            N/A       $   8.67       $   6.74
      End of period                                              N/A            N/A            N/A       $   8.88       $   8.67
   Accumulation units outstanding
   at the end of period                                          N/A            N/A            N/A             --        103,383

JNL/Select Balanced Division(7)

   Accumulation unit value:
      Beginning of period                                   $  16.93       $  15.10       $  14.54       $  13.30       $  11.10
      End of period                                         $  17.94       $  16.93       $  15.10       $  14.54       $  13.30
   Accumulation units outstanding
   at the end of period                                      129,403        169,547        248,097        308,410        380,983

JNL/Select Money Market Division

   Accumulation unit value:
      Beginning of period                                   $  11.27       $  10.93       $  10.79       $  10.86       $  10.96
      End of period                                         $  11.64       $  11.27       $  10.93       $  10.79       $  10.86
   Accumulation units outstanding
   at the end of period                                       69,351        149,110        272,534        150,872        146,087

JNL/Select Value Division(216)

   Accumulation unit value:
      Beginning of period                                   $  20.91       $  17.53       $  16.44       $  14.53       $  10.93
      End of period                                         $  22.23       $  20.91       $  17.53       $  16.44       $  14.53
   Accumulation units outstanding
   at the end of period                                       20,974         26,695         28,346         29,814          2,607

JNL/T.Rowe Price Established
Growth Division(9)

   Accumulation unit value:
      Beginning of period                                   $  13.45       $  12.00       $  11.47       $  10.58       $   8.22
      End of period                                         $  10.18       $  13.45       $  12.00       $  11.47       $  10.58
   Accumulation units outstanding
   at the end of period                                      408,372        271,855        358,436        336,917        353,669

                                                          December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                                          2002           2001           2000           1999           1998
                                                          ------------   ------------   ------------   ------------   ------------
JNL/S&P Very Aggressive
Growth Division I(11)

   Accumulation unit value:
      Beginning of period                                   $   8.89       $  10.46       $  12.80       $  10.00          N/A
      End of period                                         $   6.74       $   8.89       $  10.46       $  12.80          N/A
   Accumulation units outstanding
   at the end of period                                       92,752        127,166         96,855         15,526          N/A

JNL/Select Balanced Division(7)

   Accumulation unit value:
      Beginning of period                                   $  11.47       $  10.52       $   9.86       $  10.00          N/A
      End of period                                         $  11.10       $  11.47       $  10.52       $   9.86          N/A
   Accumulation units outstanding
   at the end of period                                      351,322        384,694        292,695        189,390          N/A

JNL/Select Money Market Division

   Accumulation unit value:
      Beginning of period                                   $  11.00       $  10.79       $  10.33       $  10.01       $10.00
      End of period                                         $  10.96       $  11.00       $  10.79       $  10.33       $10.01
   Accumulation units outstanding
   at the end of period                                      414,805        513,915        390,287        110,543          200

JNL/Select Value Division(216)

   Accumulation unit value:
      Beginning of period                                   $  10.56            N/A            N/A            N/A          N/A
      End of period                                         $  10.93            N/A            N/A            N/A          N/A
   Accumulation units outstanding
   at the end of period                                           68            N/A            N/A            N/A          N/A

JNL/T.Rowe Price Established
Growth Division(9)

   Accumulation unit value:
      Beginning of period                                   $  10.87       $  12.28       $  12.50       $  10.00          N/A
      End of period                                         $   8.22       $  10.87       $  12.28       $  12.50          N/A
   Accumulation units outstanding
   at the end of period                                      381,588        519,112        466,612        268,215          N/A

                                                    December 31,    December 31,   December 31,   December 31,   December 31,
Investment Divisions                                    2007            2006           2005           2004           2003
                                                    ------------    ------------   ------------   ------------   ------------
JNL/T.Rowe Price Mid-Cap
Growth Division

   Accumulation unit value:
     Beginning of period                              $  19.32        $  18.34       $  16.30       $   14.01      $  10.25
     End of period                                    $  22.33        $  19.32       $  18.34       $   16.30      $  14.01
   Accumulation units outstanding
   at the end of period                                139,816         210,918        302,040         396,980       438,725

JNL/T.Rowe Price Value Division(19)

   Accumulation unit value:
     Beginning of period                              $  16.15        $  13.65       $  13.04       $   11.48      $   8.96
     End of period                                    $  16.06        $  16.15       $  13.65       $   13.04      $  11.48
   Accumulation units outstanding
   at the end of period                                104,735         133,065        189,127         197,427       178,918

                                                    December 31,    December 31,  December 31,    December 31,   December 31,
Investment Divisions                                    2002            2001          2000            1999           1998
                                                    ------------    ------------  ------------    ------------   ------------
JNL/T.Rowe Price Mid-Cap
Growth Division

   Accumulation unit value:
     Beginning of period                              $  13.31        $  13.71       $  12.97       $   10.95      $  10.00
     End of period                                    $  10.25        $  13.31       $  13.71       $   12.97      $  10.95
   Accumulation units outstanding
   at the end of period                                345,575         450,065        476,086         170,064            --

JNL/T.Rowe Price Value Division(19)

   Accumulation unit value:
     Beginning of period                              $  10.93        $  11.00       $  10.00             N/A           N/A
     End of period                                    $   8.96        $  10.93       $  11.00             N/A           N/A
   Accumulation units outstanding
   at the end of period                                207,120         199,719         35,883             N/A           N/A

Accumulation Unit Values
Contract with Endorsements - 1.82%

                                                    December 31,    December 31,   December 31,   December 31,   December 31,
Investment Divisions                                    2007            2006           2005           2004           2003
                                                    ------------    ------------   ------------   ------------   ------------
JNL/AIM International
Growth Division(27)

   Accumulation unit value:
     Beginning of period                              $  12.92        $  10.73       $   9.87       $    8.64      $   6.85
     End of period                                    $  13.92        $  12.92       $  10.73       $    9.87      $   8.64
   Accumulation units outstanding
   at the end of period                                 35,826          34,148         32,200          53,761        39,173

JNL/AIM Large Cap Growth
Division(33)

   Accumulation unit value:
     Beginning of period                              $  11.12        $  10.50       $   9.97       $    9.23      $   7.23
     End of period                                    $  12.64        $  11.12       $  10.50       $    9.97      $   9.23
   Accumulation units outstanding
   at the end of period                                 30,581          18,982         26,634          33,894        21,915

JNL/AIM Premier Equity II
Division(30)

   Accumulation unit value:
     Beginning of period                                   N/A             N/A            N/A       $    8.64      $   7.17
     End of period                                         N/A             N/A            N/A       $    8.44      $   8.64
   Accumulation units outstanding
   at the end of period                                    N/A             N/A            N/A              --        21,424

JNL/AIM Real Estate Division(836)

   Accumulation unit value:
     Beginning of period                              $  14.90        $  11.13       $  10.00             N/A           N/A
     End of period                                    $  12.44        $  14.90       $  11.13             N/A           N/A
   Accumulation units outstanding
   at the end of period                                 13,803          21,282          1,968             N/A           N/A

                                                    December 31,    December 31,   December 31,   December 31,   December 31,
Investment Divisions                                    2002            2001           2000           1999           1998
                                                    ------------    ------------   ------------   ------------   ------------
JNL/AIM International
Growth Division(27)

   Accumulation unit value:
     Beginning of period                              $   8.78        $  10.00          N/A            N/A            N/A
     End of period                                    $   6.85        $   8.78          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                 31,089          29,086          N/A            N/A            N/A

JNL/AIM Large Cap Growth
Division(33)

   Accumulation unit value:
     Beginning of period                              $  10.00             N/A          N/A            N/A            N/A
     End of period                                    $   7.23             N/A          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                  8,485             N/A          N/A            N/A            N/A

JNL/AIM Premier Equity
II Division(30)

   Accumulation unit value:
     Beginning of period                              $  10.18        $  10.00          N/A            N/A            N/A
     End of period                                    $   7.17        $  10.18          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                 19,687           1,030          N/A            N/A            N/A

JNL/AIM Real Estate Division(836)

   Accumulation unit value:
     Beginning of period                                   N/A             N/A          N/A            N/A            N/A
     End of period                                         N/A             N/A          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                    N/A             N/A          N/A            N/A            N/A

                                                    December 31,    December 31,   December 31,   December 31,   December 31,
Investment Divisions                                    2007            2006           2005           2004           2003
                                                    ------------    ------------   ------------   ------------   ------------
JNL/AIM Small Cap Growth
Division(41)

   Accumulation unit value:
     Beginning of period                              $  12.59        $  11.20       $  10.52       $   10.02      $   7.37
     End of period                                    $  13.77        $  12.59       $  11.20       $   10.52      $  10.02
   Accumulation units outstanding
   at the end of period                                 18,673          19,746         24,880          38,089        47,917

JNL/Alger Growth Division(27)

   Accumulation unit value:
     Beginning of period                              $   8.95        $   8.68       $   7.87       $    7.63      $   5.75
     End of period                                    $   9.71        $   8.95       $   8.68       $    7.87      $   7.63
   Accumulation units outstanding
   at the end of period                                     --          39,609         66,821          53,814        58,546

JNL/Alliance Capital
Growth Division(27)

   Accumulation unit value:
     Beginning of period                                   N/A             N/A       $   7.54       $    7.22      $   5.91
     End of period                                         N/A             N/A       $   8.76       $    7.54      $   7.22
   Accumulation units outstanding
   at the end of period                                    N/A             N/A             --          62,717        78,722

JNL/Capital Guardian
Global Balanced Division(27)

   Accumulation unit value:
     Beginning of period                              $  12.49        $  11.48       $  10.62       $    9.89      $   8.85
     End of period                                    $  13.24        $  12.49       $  11.48       $   10.62      $   9.89
   Accumulation units outstanding
   at the end of period                                 90,614          99,061        104,252         117,599       124,109

JNL/Capital Guardian
Global Diversified Research Division(709)

   Accumulation unit value:
     Beginning of period                              $  11.53        $  10.36       $  10.35       $   10.00           N/A
     End of period                                    $  13.65        $  11.53       $  10.36       $   10.35           N/A
   Accumulation units outstanding
   at the end of period                                 18,518           5,378            163           2,951           N/A

                                                    December 31,    December 31,   December 31,   December 31,   December 31,
Investment Divisions                                    2002            2001           2000           1999           1998
                                                    ------------    ------------   ------------   ------------   ------------
JNL/AIM Small Cap Growth
Division(41)

   Accumulation unit value:
     Beginning of period                              $  10.00             N/A         N/A             N/A           N/A
     End of period                                    $   7.37             N/A         N/A             N/A           N/A
   Accumulation units outstanding
   at the end of period                                 44,270             N/A         N/A             N/A           N/A

JNL/Alger Growth Division(27)

   Accumulation unit value:
     Beginning of period                              $   8.76        $  10.00         N/A             N/A           N/A
     End of period                                    $   5.75        $   8.76         N/A             N/A           N/A
   Accumulation units outstanding
   at the end of period                                 55,954          32,543         N/A             N/A           N/A

JNL/Alliance Capital
Growth Division(27)

   Accumulation unit value:
     Beginning of period                              $   8.73        $  10.00         N/A             N/A           N/A
     End of period                                    $   5.91        $   8.73         N/A             N/A           N/A
   Accumulation units outstanding
   at the end of period                                 69,968          48,452         N/A             N/A           N/A

JNL/Capital Guardian
Global Balanced Division(27)

   Accumulation unit value:
     Beginning of period                              $   9.65        $  10.00         N/A             N/A           N/A
     End of period                                    $   8.85        $   9.65         N/A             N/A           N/A
   Accumulation units outstanding
   at the end of period                                127,582          97,139         N/A             N/A           N/A

JNL/Capital Guardian
Global Diversified Research Division(709)

   Accumulation unit value:
     Beginning of period                                   N/A             N/A         N/A             N/A           N/A
     End of period                                         N/A             N/A         N/A             N/A           N/A
   Accumulation units outstanding
   at the end of period                                    N/A             N/A         N/A             N/A           N/A

                                                    December 31,    December 31,   December 31,   December 31,   December 31,
Investment Divisions                                    2007            2006           2005           2004           2003
                                                    ------------    ------------   ------------   ------------   ------------
JNL/Capital Guardian
International Small Cap Division

   Accumulation unit value:
      Beginning of period                                  N/A             N/A            N/A            N/A            N/A
      End of period                                        N/A             N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                    N/A             N/A            N/A            N/A            N/A

JNL/Capital Guardian
U.S. Growth Equity Division(27)

   Accumulation unit value:
      Beginning of period                             $   8.54        $   8.31       $   8.08       $   7.37       $   5.54
      End of period                                   $   9.20        $   8.54       $   8.31       $   8.08       $   7.37
   Accumulation units outstanding
   at the end of period                                 48,941          32,946         36,356         43,540         48,332

JNL/Credit Suisse Global
Natural Resources Division

   Accumulation unit value:
      Beginning of period                             $  10.00             N/A            N/A            N/A            N/A
      End of period                                   $  13.66             N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                  5,513             N/A            N/A            N/A            N/A

JNL/Credit Suisse Long/Short
Division

   Accumulation unit value:
      Beginning of period                                  N/A             N/A            N/A            N/A            N/A
      End of period                                        N/A             N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                    N/A             N/A            N/A            N/A            N/A

JNL/Eagle Core Equity Division(27)

   Accumulation unit value:
      Beginning of period                             $  10.31        $   9.35       $   9.21       $   8.82       $   7.21
      End of period                                   $  10.19        $  10.31       $   9.35       $   9.21       $   8.82
   Accumulation units outstanding
   at the end of period                                 92,502          87,280         95,571        101,619         88,510

                                                    December 31,    December 31,   December 31,   December 31,   December 31,
Investment Divisions                                    2002            2001           2000           1999           1998
                                                    ------------    ------------   ------------   ------------   ------------
JNL/Capital Guardian
International Small Cap Division

   Accumulation unit value:
      Beginning of period                                  N/A             N/A          N/A            N/A            N/A
      End of period                                        N/A             N/A          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                    N/A             N/A          N/A            N/A            N/A

JNL/Capital Guardian
U.S. Growth Equity Division(27)

   Accumulation unit value:
      Beginning of period                              $  8.04        $  10.00          N/A            N/A            N/A
      End of period                                    $  5.54        $   8.04          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                 62,428          45,096          N/A            N/A            N/A

JNL/Credit Suisse Global
Natural Resources Division

   Accumulation unit value:
      Beginning of period                                  N/A             N/A          N/A            N/A            N/A
      End of period                                        N/A             N/A          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                    N/A             N/A          N/A            N/A            N/A
JNL/Credit Suisse Long/Short
Division

   Accumulation unit value:
      Beginning of period                                  N/A             N/A          N/A            N/A            N/A
      End of period                                        N/A             N/A          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                    N/A             N/A          N/A            N/A            N/A

JNL/Eagle Core Equity Division(27)

   Accumulation unit value:
      Beginning of period                              $  9.24        $  10.00          N/A            N/A            N/A
      End of period                                    $  7.21        $   9.24          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                 83,118          50,386          N/A            N/A            N/A

                                                    December 31,    December 31,   December 31,   December 31,   December 31,
Investment Divisions                                    2007            2006           2005           2004           2003
                                                    ------------    ------------   ------------   ------------   ------------
JNL/Eagle SmallCap Equity
Division(27)

   Accumulation unit value:
     Beginning of period                               $ 13.98        $  11.85       $  11.77        $ 10.09       $   7.34
     End of period                                     $ 15.38        $  13.98       $  11.85        $ 11.77       $  10.09
   Accumulation units outstanding
   at the end of period                                 19,605          22,876         29,123         52,871         45,774

JNL/Franklin Templeton
Founding Strategy Division

   Accumulation unit value:
     Beginning of period                               $ 10.00             N/A            N/A            N/A            N/A
     End of period                                     $  9.92             N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                 28,719             N/A            N/A            N/A            N/A

JNL/Franklin Templeton
Global Growth Division

   Accumulation unit value:
     Beginning of period                                   N/A             N/A            N/A            N/A            N/A
     End of period                                         N/A             N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                    N/A             N/A            N/A            N/A            N/A

JNL/Franklin Templeton
Income Division

   Accumulation unit value:
     Beginning of period                               $ 10.85        $  10.00            N/A            N/A            N/A
     End of period                                     $ 10.85        $  10.85            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                  8,503           8,828            N/A            N/A            N/A

JNL/Franklin Templeton
Mutual Shares Division

   Accumulation unit value:
     Beginning of period                               $ 10.00             N/A            N/A            N/A            N/A
     End of period                                     $  9.85             N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                    923             N/A            N/A            N/A            N/A

                                                    December 31,    December 31,   December 31,   December 31,   December 31,
Investment Divisions                                    2002            2001           2000           1999           1998
                                                    ------------    ------------   ------------   ------------   ------------
JNL/Eagle SmallCap Equity
Division(27)

   Accumulation unit value:
     Beginning of period                              $  9.68          $ 10.00         N/A             N/A            N/A
     End of period                                    $  7.34          $  9.68         N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                                38,743           29,248         N/A             N/A            N/A

JNL/Franklin Templeton
Founding Strategy Division

   Accumulation unit value:
     Beginning of period                                  N/A              N/A         N/A             N/A            N/A
     End of period                                        N/A              N/A         N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                                   N/A              N/A         N/A             N/A            N/A

JNL/Franklin Templeton
Global Growth Division

   Accumulation unit value:
     Beginning of period                                  N/A              N/A         N/A             N/A            N/A
     End of period                                        N/A              N/A         N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                                   N/A              N/A         N/A             N/A            N/A

JNL/Franklin Templeton
Income Division

   Accumulation unit value:
     Beginning of period                                  N/A              N/A         N/A             N/A            N/A
     End of period                                        N/A              N/A         N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                                   N/A              N/A         N/A             N/A            N/A

JNL/Franklin Templeton
Mutual Shares Division

   Accumulation unit value:
     Beginning of period                                  N/A              N/A         N/A             N/A            N/A
     End of period                                        N/A              N/A         N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                                   N/A              N/A         N/A             N/A            N/A

                                                    December 31,    December 31,   December 31,   December 31,   December 31,
Investment Divisions                                    2007            2006           2005           2004           2003
                                                    ------------    ------------   ------------   ------------   ------------
JNL/Franklin Templeton
Small Cap Value Division(847)

   Accumulation unit value:
     Beginning of period                              $ 12.08         $  10.45       $  10.00            N/A            N/A
     End of period                                    $ 11.13         $  12.08       $  10.45            N/A            N/A
   Accumulation units outstanding
   at the end of period                                 9,861           11,273          2,413            N/A            N/A

JNL/Goldman Sachs Core
Plus Bond Division(27)

   Accumulation unit value:
     Beginning of period                              $ 13.32         $  12.95       $  12.85       $  12.24       $  10.98
     End of period                                    $ 13.99         $  13.32       $  12.95       $  12.85       $  12.24
   Accumulation units outstanding
   at the end of period                                79,021           63,797         81,199         82,876        108,509

JNL/Goldman Sachs Mid
Cap Value Division(879)

   Accumulation unit value:
     Beginning of period                              $ 11.49         $  10.11       $  10.00            N/A            N/A
     End of period                                    $ 11.60         $  11.49       $  10.11            N/A            N/A
   Accumulation units outstanding
   at the end of period                                 2,053            2,793            575            N/A            N/A

JNL/Goldman Sachs Short
Duration Bond Division

   Accumulation unit value:
     Beginning of period                              $ 10.19         $  10.00            N/A            N/A            N/A
     End of period                                    $ 10.48         $  10.19            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                 2,686            2,344            N/A            N/A            N/A

JNL/JPMorgan International
Value Division(352)

   Accumulation unit value:
     Beginning of period                              $ 25.18         $  19.43       $  16.69       $  13.87       $  11.24
     End of period                                    $ 27.69         $  25.18       $  19.43       $  16.69       $  13.87
   Accumulation units outstanding
   at the end of period                                19,616           37,368         31,296         28,566         19,293

                                                    December 31,    December 31,   December 31,   December 31,   December 31,
Investment Divisions                                    2002            2001           2000           1999           1998
                                                    ------------    ------------   ------------   ------------   ------------
JNL/Franklin Templeton
Small Cap Value Division(847)

   Accumulation unit value:
     Beginning of period                                  N/A              N/A          N/A            N/A            N/A
     End of period                                        N/A              N/A          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                   N/A              N/A          N/A            N/A            N/A

JNL/Goldman Sachs Core
Plus Bond Division(27)

   Accumulation unit value:
     Beginning of period                              $ 10.32          $ 10.00          N/A            N/A            N/A
     End of period                                    $ 10.98          $ 10.32          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                54,074           32,906          N/A            N/A            N/A

JNL/Goldman Sachs Mid
Cap Value Division(879)

   Accumulation unit value:
     Beginning of period                                  N/A              N/A          N/A            N/A            N/A
     End of period                                        N/A              N/A          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                   N/A              N/A          N/A            N/A            N/A

JNL/Goldman Sachs Short
Duration Bond Division

   Accumulation unit value:
     Beginning of period                                  N/A              N/A          N/A            N/A            N/A
     End of period                                        N/A              N/A          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                   N/A              N/A          N/A            N/A            N/A

JNL/JPMorgan International
Value Division(352)

   Accumulation unit value:
     Beginning of period                                  N/A              N/A          N/A            N/A            N/A
     End of period                                        N/A              N/A          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                                   N/A              N/A          N/A            N/A            N/A

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2007           2006           2005           2004           2003
                                         ------------   ------------   ------------   ------------   ------------
JNL/JPMorgan MidCap
Growth Division(27)

  Accumulation unit value:
    Beginning of period                     $  9.04       $   8.21       $   7.88       $   6.80       $   5.10
    End of period                           $  9.58       $   9.04       $   8.21       $   7.88       $   6.80
  Accumulation units outstanding
  at the end of period                       71,446         52,670         65,588         60,794         73,598

JNL/JPMorgan U.S. Government
& Quality Bond Division(27)

  Accumulation unit value:
    Beginning of period                     $ 11.83       $  11.67       $  11.61       $  11.38       $  11.45
    End of period                           $ 12.35       $  11.83       $  11.67       $  11.61       $  11.38
  Accumulation units outstanding
  at the end of period                       55,381        108,488        151,988        162,589        172,311

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     $ 10.86       $  10.00            N/A            N/A            N/A
    End of period                           $ 14.05       $  10.86            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                       18,348         10,088            N/A            N/A            N/A

JNL/Lazard Mid Cap Value
Division(30)

  Accumulation unit value:
    Beginning of period                     $ 16.54       $  14.70       $  13.76       $  11.23       $   8.88
    End of period                           $ 15.82       $  16.54       $  14.70       $  13.76       $  11.23
  Accumulation units outstanding
  at the end of period                       19,506         24,255         36,895         45,675         41,555

JNL/Lazard Small Cap
Value Division(30)

  Accumulation unit value:
    Beginning of period                     $ 16.01       $  13.95       $  13.58       $  11.98       $   8.79
    End of period                           $ 14.65       $  16.01       $  13.95       $  13.58       $  11.98
  Accumulation units outstanding
  at the end of period                       13,303         18,139         27,337         36,297         46,586

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                        2002            2001          2000            1999           1998
                                         ------------   ------------   ------------   ------------   ------------
JNL/JPMorgan MidCap
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $   7.34       $  10.00          N/A            N/A            N/A
    End of period                          $   5.10       $   7.34          N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                       72,661         53,332          N/A            N/A            N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division(27)

  Accumulation unit value:
    Beginning of period                    $  10.46       $  10.00          N/A            N/A            N/A
    End of period                          $  11.45       $  10.46          N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                      221,733        119,751          N/A            N/A            N/A

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                         N/A            N/A          N/A            N/A            N/A
    End of period                               N/A            N/A          N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A            N/A          N/A            N/A            N/A

JNL/Lazard Mid Cap Value
Division(30)

  Accumulation unit value:
    Beginning of period                    $  10.52       $  10.00          N/A            N/A            N/A
    End of period                          $   8.88       $  10.52          N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                       41,897          2,175          N/A            N/A            N/A

JNL/Lazard Small Cap
Value Division(30)

  Accumulation unit value:
    Beginning of period                    $  10.82       $  10.00          N/A            N/A            N/A
    End of period                          $   8.79       $  10.82          N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                       38,496          5,125          N/A            N/A            N/A

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                        2007            2006           2005          2004            2003
                                         ------------   ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                        N/A            N/A            N/A            N/A             N/A
    End of period                              N/A            N/A            N/A            N/A             N/A
  Accumulation units outstanding
  at the end of period                         N/A            N/A            N/A            N/A             N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                    $ 10.44        $ 10.00            N/A            N/A             N/A
    End of period                          $  9.96        $ 10.44            N/A            N/A             N/A
  Accumulation units outstanding
  at the end of period                       4,545         10,468            N/A            N/A             N/A

JNL/MCM 25 Division (NY)(211)

  Accumulation unit value:
    Beginning of period                    $ 15.84        $ 15.01        $ 15.77        $ 13.17         $ 10.14
    End of period                          $ 15.77        $ 15.84        $ 15.01        $ 15.77         $ 13.17
  Accumulation units outstanding
  at the end of period                          --             --          7,020          6,702           2,853

JNL/MCM Bond Index Division(335)

  Accumulation unit value:
    Beginning of period                    $ 10.59        $ 10.40        $ 10.40        $ 10.22         $ 10.37
    End of period                          $ 11.06        $ 10.59        $ 10.40        $ 10.40         $ 10.22
  Accumulation units outstanding
  at the end of period                       5,386         10,839         11,467          6,581           7,832

JNL/MCM Communications
Sector Division(528)

  Accumulation unit value:
    Beginning of period                    $ 13.87        $ 10.38        $ 10.47        $ 10.00             N/A
    End of period                          $ 14.21        $ 13.87        $ 10.38        $ 10.47             N/A
  Accumulation units outstanding
     at the end of period                    9,968         20,545          1,928          2,468             N/A

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2002           2001           2000           1999           1998
                                         ------------   ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                        N/A           N/A            N/A            N/A            N/A
    End of period                              N/A           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A           N/A            N/A            N/A            N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                        N/A           N/A            N/A            N/A            N/A
    End of period                              N/A           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A           N/A            N/A            N/A            N/A

JNL/MCM 25 Division (NY)(211)

  Accumulation unit value:
    Beginning of period                    $ 10.29           N/A            N/A            N/A            N/A
    End of period                          $ 10.14           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                       1,257           N/A            N/A            N/A            N/A

JNL/MCM Bond Index Division(335)

  Accumulation unit value:
    Beginning of period                        N/A           N/A            N/A            N/A            N/A
    End of period                              N/A           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A           N/A            N/A            N/A            N/A

JNL/MCM Communications
Sector Division(528)

  Accumulation unit value:
    Beginning of period                        N/A           N/A            N/A            N/A            N/A
    End of period                              N/A           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A           N/A            N/A            N/A            N/A

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2007           2006           2005           2004           2003
                                         ------------   ------------   ------------   ------------   ------------
JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                        N/A            N/A            N/A            N/A            N/A
    End of period                              N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A            N/A            N/A            N/A            N/A

JNL/MCM Dow 10 Division (NY)(211)

  Accumulation unit value:
    Beginning of period                    $ 16.90        $ 13.29        $ 14.35        $ 14.19        $ 11.46
    End of period                          $ 17.75        $ 16.90        $ 13.29        $ 14.35        $ 14.19
  Accumulation units outstanding
  at the end of period                          --         19,524          6,753          6,427         26,327

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $ 10.00            N/A            N/A            N/A            N/A
    End of period                          $  9.43            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                       3,702            N/A            N/A            N/A            N/A

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                    $ 11.80        $ 10.00            N/A            N/A            N/A
    End of period                          $ 11.07        $ 11.80            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          --          5,502            N/A            N/A            N/A

JNL/MCM Enhanced S&P
500 Stock Index Division(252)

  Accumulation unit value:
    Beginning of period                    $ 17.29        $ 15.07        $ 14.72        $ 13.47        $ 11.19
    End of period                          $ 17.62        $ 17.29        $ 15.07        $ 14.72        $ 13.47
  Accumulation units outstanding
  at the end of period                       7,035         10,714         12,316         13,666         12,174

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2002           2001           2000           1999            1998
                                         ------------   ------------   ------------   ------------   ------------
JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                        N/A           N/A            N/A            N/A            N/A
    End of period                              N/A           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A           N/A            N/A            N/A            N/A

JNL/MCM Dow 10 Division (NY)(211)

  Accumulation unit value:
    Beginning of period                    $ 11.21           N/A            N/A            N/A            N/A
    End of period                          $ 11.46           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                       1,106           N/A            N/A            N/A            N/A

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                        N/A           N/A            N/A            N/A            N/A
    End of period                              N/A           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A           N/A            N/A            N/A            N/A

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                        N/A           N/A            N/A            N/A            N/A
    End of period                              N/A           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A           N/A            N/A            N/A            N/A

JNL/MCM Enhanced S&P
500 Stock Index Division(252)

  Accumulation unit value:
    Beginning of period                        N/A           N/A            N/A            N/A            N/A
    End of period                              N/A           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A           N/A            N/A            N/A            N/A

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2007           2006           2005           2004           2003
                                         ------------   ------------   ------------   ------------   ------------
JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $ 13.81        $ 11.85        $ 11.37        $ 10.21        $ 10.00
    End of period                          $ 11.21        $ 13.81        $ 11.85        $ 11.37        $ 10.21
  Accumulation units outstanding
  at the end of period                       1,383          3,653          3,648             35          1,220

JNL/MCM Global 15 Division
(NY)(234)

  Accumulation unit value:
    Beginning of period                    $ 23.92        $ 17.41        $ 16.09        $ 12.89        $ 10.10
    End of period                          $ 25.46        $ 23.92        $ 17.41        $ 16.09        $ 12.89
  Accumulation units outstanding
  at the end of period                          --         40,996         14,127         11,872          5,214

JNL/MCM Healthcare Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $ 11.42        $ 10.94        $ 10.36        $ 10.19        $ 10.00
    End of period                          $ 12.06        $ 11.42        $ 10.94        $ 10.36        $ 10.19
  Accumulation units outstanding
  at the end of period                       2,749          4,075          4,543          3,454          1,976

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                        N/A            N/A            N/A            N/A            N/A
    End of period                              N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A            N/A            N/A            N/A            N/A

JNL/MCM International
Index Division(378)

  Accumulation unit value:
    Beginning of period                    $ 22.35        $ 18.13        $ 16.29        $ 13.88        $ 11.52
    End of period                          $ 24.23        $ 22.35        $ 18.13        $ 16.29        $ 13.88
  Accumulation units outstanding
  at the end of period                      40,870         44,161         35,092         20,163          1,567

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2002           2001           2000           1999           1998
                                         ------------   ------------   ------------   ------------   ------------
JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                        N/A           N/A            N/A            N/A            N/A
    End of period                              N/A           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A           N/A            N/A            N/A            N/A

JNL/MCM Global 15 Division
(NY)(234)

  Accumulation unit value:
    Beginning of period                    $ 10.58           N/A            N/A            N/A            N/A
    End of period                          $ 10.10           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                       1,171           N/A            N/A            N/A            N/A

JNL/MCM Healthcare Sector
Division(479)

  Accumulation unit value:
    Beginning of period                        N/A           N/A            N/A            N/A            N/A
    End of period                              N/A           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A           N/A            N/A            N/A            N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                        N/A           N/A            N/A            N/A            N/A
    End of period                              N/A           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A           N/A            N/A            N/A            N/A

JNL/MCM International
Index Division(378)

  Accumulation unit value:
    Beginning of period                        N/A           N/A            N/A            N/A            N/A
    End of period                              N/A           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A           N/A            N/A            N/A            N/A

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2007           2006           2005           2004           2003
                                         ------------   ------------   ------------   ------------   ------------
JNL/MCM JNL 5 Division(708)

  Accumulation unit value:
    Beginning of period                    $  13.20       $ 11.31        $ 10.41        $ 10.00           N/A
    End of period                          $  13.15       $ 13.20        $ 11.31        $ 10.41           N/A
  Accumulation units outstanding
  at the end of period                      245,229        85,098         25,158          9,335           N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $  10.70       $ 10.00            N/A            N/A           N/A
    End of period                          $  11.94       $ 10.70            N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                       28,866         3,138            N/A            N/A           N/A

JNL/MCM Nasdaq 15 Division
(NY)(815)

  Accumulation unit value:
    Beginning of period                    $  11.46       $ 11.16        $ 10.00            N/A           N/A
    End of period                          $  12.99       $ 11.46        $ 11.16            N/A           N/A
  Accumulation units outstanding
  at the end of period                           --           526            526            N/A           N/A

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $  10.00           N/A            N/A            N/A           N/A
    End of period                          $  10.32           N/A            N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                          313           N/A            N/A            N/A           N/A

JNL/MCM NYSE International
25 Division(1304)

  Accumulation unit value:
    Beginning of period                    $  10.00           N/A            N/A           N/A            N/A
    End of period                          $  11.54           N/A            N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          829           N/A            N/A           N/A            N/A

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2002           2001           2000           1999           1998
                                         ------------   ------------   ------------   ------------   ------------
JNL/MCM JNL 5 Division(708)

  Accumulation unit value:
    Beginning of period                       N/A            N/A            N/A            N/A            N/A
    End of period                             N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                        N/A            N/A            N/A            N/A            N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                       N/A            N/A            N/A            N/A            N/A
    End of period                             N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                        N/A            N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division
(NY)(815)

  Accumulation unit value:
    Beginning of period                       N/A            N/A            N/A            N/A            N/A
    End of period                             N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                        N/A            N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                       N/A            N/A            N/A            N/A            N/A
    End of period                             N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                        N/A            N/A            N/A            N/A            N/A

JNL/MCM NYSE International
25 Division(1304)

  Accumulation unit value:
    Beginning of period                       N/A            N/A            N/A            N/A            N/A
    End of period                             N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                        N/A            N/A            N/A            N/A            N/A

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2007           2006           2005           2004            2003
                                         ------------   ------------   ------------   ------------   ------------
JNL/MCM Oil & Gas Sector
Division(552)

  Accumulation unit value:
    Beginning of period                    $ 19.79        $ 16.68        $ 12.42        $ 10.00            N/A
    End of period                          $ 26.29        $ 19.79        $ 16.68        $ 12.42            N/A
  Accumulation units outstanding
  at the end of period                      12,799         23,764         10,910          2,329            N/A

JNL/MCM S&P 10 Division (NY)(211)

  Accumulation unit value:
    Beginning of period                    $ 16.98        $ 16.54        $ 12.28        $ 10.60        $  9.06
    End of period                          $ 17.47        $ 16.98        $ 16.54        $ 12.28        $ 10.60
  Accumulation units outstanding
  at the end of period                          --         18,834         28,872          9,391          4,260

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                        N/A            N/A            N/A            N/A            N/A
    End of period                              N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A            N/A            N/A            N/A            N/A

JNL/MCM S&P 24 Division (NY)(1060)

  Accumulation unit value:
    Beginning of period                    $ 10.19        $ 10.00            N/A            N/A            N/A
    End of period                          $ 10.91        $ 10.19            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          --             --            N/A            N/A            N/A

JNL/MCM S&P 400 MidCap
Index Division(231)

  Accumulation unit value:
    Beginning of period                    $ 18.54        $ 17.21        $ 15.65        $ 13.77        $ 10.42
    End of period                          $ 19.56        $ 18.54        $ 17.21        $ 15.65        $ 13.77
  Accumulation units outstanding
  at the end of period                      35,327         48,682         41,819         30,527          8,432

                                         December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                         2002           2001           2000           1999           1998
                                         ------------   ------------   ------------   ------------   ------------
JNL/MCM Oil & Gas Sector
Division(552)

  Accumulation unit value:
    Beginning of period                        N/A           N/A            N/A            N/A            N/A
    End of period                              N/A           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A           N/A            N/A            N/A            N/A

JNL/MCM S&P 10 Division (NY)(211)

  Accumulation unit value:
    Beginning of period                    $ 10.28           N/A            N/A            N/A            N/A
    End of period                          $  9.06           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                       1,386           N/A            N/A            N/A            N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                        N/A           N/A            N/A            N/A            N/A
    End of period                              N/A           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A           N/A            N/A            N/A            N/A

JNL/MCM S&P 24 Division (NY)(1060)

  Accumulation unit value:
    Beginning of period                        N/A           N/A            N/A            N/A            N/A
    End of period                              N/A           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A           N/A            N/A            N/A            N/A

JNL/MCM S&P 400 MidCap
Index Division(231)

  Accumulation unit value:
    Beginning of period                    $ 10.80           N/A            N/A            N/A            N/A
    End of period                          $ 10.42           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                         140           N/A            N/A            N/A            N/A

                                      December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                      2007           2006           2005           2004           2003
                                      ------------   ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(231)

   Accumulation unit value:
      Beginning of period               $ 16.66        $ 14.74        $ 14.38        $ 13.31        $ 10.61
      End of period                     $ 17.16        $ 16.66        $ 14.74        $ 14.38        $ 13.31
   Accumulation units outstanding
   at the end of period                  63,095         67,744         67,283         52,623         17,891

JNL/MCM S&P SMid 60 Division

   Accumulation unit value:
      Beginning of period                   N/A            N/A            N/A            N/A            N/A
      End of period                         N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     N/A            N/A            N/A            N/A            N/A

JNL/MCM Select Small-Cap
Division(1224)

   Accumulation unit value:
      Beginning of period               $  9.70            N/A            N/A            N/A            N/A
      End of period                     $  8.66            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                  10,338            N/A            N/A            N/A            N/A

JNL/MCM Select Small-Cap
Division (NY)(211)

   Accumulation unit value:
      Beginning of period               $ 19.54        $ 17.94        $ 16.80        $ 15.24        $ 10.49
      End of period                     $ 16.93        $ 19.54        $ 17.94        $ 16.80        $ 15.24
   Accumulation units outstanding
   at the end of period                      --             --          6,667          4,148          2,541

JNL/MCM Small Cap Index
Division(231)

   Accumulation unit value:
      Beginning of period               $ 20.52        $ 17.78        $ 17.37        $ 15.07        $ 10.52
      End of period                     $ 19.72        $ 20.52        $ 17.78        $ 17.37        $ 15.07
   Accumulation units outstanding
   at the end of period                  35,137         47,499         37,180         24,862          9,982

                                      December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                      2002           2001           2000           1999           1998
                                      ------------   ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(231)

   Accumulation unit value:
      Beginning of period               $ 11.23           N/A            N/A            N/A            N/A
      End of period                     $ 10.61           N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     136           N/A            N/A            N/A            N/A

JNL/MCM S&P SMid 60 Division

   Accumulation unit value:
      Beginning of period                   N/A           N/A            N/A            N/A            N/A
      End of period                         N/A           N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     N/A           N/A            N/A            N/A            N/A

JNL/MCM Select Small-Cap
Division(1224)

   Accumulation unit value:
      Beginning of period                   N/A           N/A            N/A            N/A            N/A
      End of period                         N/A           N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     N/A           N/A            N/A            N/A            N/A

JNL/MCM Select Small-Cap
Division (NY)(211)

   Accumulation unit value:
      Beginning of period               $ 10.48           N/A            N/A            N/A            N/A
      End of period                     $ 10.49           N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   1,185           N/A            N/A            N/A            N/A

JNL/MCM Small Cap Index
Division(231)

   Accumulation unit value:
      Beginning of period               $ 11.01           N/A            N/A            N/A            N/A
      End of period                     $ 10.52           N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     138           N/A            N/A            N/A            N/A

                                      December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                      2007           2006           2005           2004           2003
                                      ------------   ------------   ------------   ------------   ------------
JNL/MCM Technology Sector
Division(528)

   Accumulation unit value:
      Beginning of period               $ 10.73        $  9.99        $  9.93        $ 10.00             N/A
      End of period                     $ 12.07        $ 10.73        $  9.99        $  9.93             N/A
   Accumulation units outstanding
   at the end of period                   2,169         12,497          6,729             42             N/A

JNL/MCM Value Line 25
Division (NY)(697)

   Accumulation unit value:
      Beginning of period               $ 14.54        $ 15.03        $ 11.01        $ 10.00             N/A
      End of period                     $ 17.14        $ 14.54        $ 15.03        $ 11.01             N/A
   Accumulation units outstanding
   at the end of period                      --         27,703         30,643         18,900             N/A

JNL/MCM Value Line 30
Division(1450)

   Accumulation unit value:
      Beginning of period               $ 10.00            N/A            N/A            N/A             N/A
      End of period                     $  9.95            N/A            N/A            N/A             N/A
   Accumulation units outstanding
   at the end of period                  20,669            N/A            N/A            N/A             N/A

JNL/MCM VIP Division(792)

   Accumulation unit value:
      Beginning of period               $ 12.02        $ 10.91        $ 10.00            N/A             N/A
      End of period                     $ 13.07        $ 12.02        $ 10.91            N/A             N/A
   Accumulation units outstanding
   at the end of period                   7,597          6,125          6,466            N/A             N/A

JNL/Oppenheimer Global
Growth Division(27)

   Accumulation unit value:
      Beginning of period               $ 14.15        $ 12.32        $ 11.03        $  9.53         $  6.90
      End of period                     $ 14.78        $ 14.15        $ 12.32        $ 11.03         $  9.53
   Accumulation units outstanding
   at the end of period                  58,475         81,827         83,583         86,044          79,775

                                      December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                      2002           2001           2000           1999           1998
                                      ------------   ------------   ------------   ------------   ------------
JNL/MCM Technology Sector
Division(528)

   Accumulation unit value:
      Beginning of period                   N/A            N/A          N/A            N/A            N/A
      End of period                         N/A            N/A          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     N/A            N/A          N/A            N/A            N/A

JNL/MCM Value Line 25
Division (NY)(697)

   Accumulation unit value:
      Beginning of period                   N/A            N/A          N/A            N/A            N/A
      End of period                         N/A            N/A          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     N/A            N/A          N/A            N/A            N/A

JNL/MCM Value Line 30
Division(1450)

   Accumulation unit value:
      Beginning of period                   N/A            N/A          N/A            N/A            N/A
      End of period                         N/A            N/A          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     N/A            N/A          N/A            N/A            N/A

JNL/MCM VIP Division(792)

   Accumulation unit value:
      Beginning of period                   N/A            N/A          N/A            N/A            N/A
      End of period                         N/A            N/A          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     N/A            N/A          N/A            N/A            N/A

JNL/Oppenheimer Global
Growth Division(27)

   Accumulation unit value:
      Beginning of period               $  9.05        $ 10.00          N/A            N/A            N/A
      End of period                     $  6.90        $  9.05          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                  77,863         60,684          N/A            N/A            N/A

                                      December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                      2007           2006           2005           2004           2003
                                      ------------   ------------   ------------   ------------   ------------
JNL/Oppenheimer Growth Division(27)

   Accumulation unit value:
      Beginning of period               $   8.98       $   8.72       $   8.13       $   7.95       $   6.87
      End of period                     $   9.69       $   8.98       $   8.72       $   8.13       $   7.95
   Accumulation units outstanding
   at the end of period                       --         36,717         36,682         44,884         34,444

JNL/PIMCO Real Return Division

   Accumulation unit value:
      Beginning of period               $  10.00            N/A            N/A            N/A            N/A
      End of period                     $  10.90            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   11,101            N/A            N/A            N/A            N/A

JNL/PIMCO Total Return
Bond Division(30)

   Accumulation unit value:
      Beginning of period               $  11.25       $  11.07       $  11.02       $  10.75       $  10.44
      End of period                     $  11.96       $  11.25       $  11.07       $  11.02       $  10.75
   Accumulation units outstanding
   at the end of period                  103,869        120,534        125,622        140,771        159,976

JNL/PPM America Core
Equity Division(27)

   Accumulation unit value:
      Beginning of period               $  10.00       $   8.95       $   8.38       $   7.55       $   6.04
      End of period                     $   9.11       $  10.00       $   8.95       $   8.38       $   7.55
   Accumulation units outstanding
   at the end of period                   23,155         28,139         28,928         32,285         36,785

JNL/PPM America High
Yield Bond Division(27)

   Accumulation unit value:
      Beginning of period                    N/A            N/A            N/A       $  11.54       $   9.90
      End of period                          N/A            N/A            N/A       $  11.89       $  11.54
   Accumulation units outstanding
   at the end of period                      N/A            N/A            N/A             --        189,123

                                      December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                      2002           2001           2000           1999           1998
                                      ------------   ------------   ------------   ------------   ------------
JNL/Oppenheimer Growth Division(27)

   Accumulation unit value:
      Beginning of period               $   9.37        $ 10.00          N/A            N/A            N/A
      End of period                     $   6.87        $  9.37          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   40,034         32,860          N/A            N/A            N/A

JNL/PIMCO Real Return Division

   Accumulation unit value:
      Beginning of period                    N/A            N/A          N/A            N/A            N/A
      End of period                          N/A            N/A          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A          N/A            N/A            N/A

JNL/PIMCO Total Return
Bond Division(30)

   Accumulation unit value:
      Beginning of period               $   9.77        $ 10.00          N/A            N/A            N/A
      End of period                     $  10.44        $  9.77          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                  142,298         34,615          N/A            N/A            N/A

JNL/PPM America Core
Equity Division(27)

   Accumulation unit value:
      Beginning of period               $   8.81        $ 10.00          N/A            N/A            N/A
      End of period                     $   6.04        $  8.11          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   37,367         15,119          N/A            N/A            N/A

JNL/PPM America High
Yield Bond Division(27)

   Accumulation unit value:
      Beginning of period               $   9.88        $ 10.00          N/A            N/A            N/A
      End of period                     $   9.90        $  9.88          N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                  119,789         71,786          N/A            N/A            N/A

                                      December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                      2007           2006           2005           2004           2003
                                      ------------   ------------   ------------   ------------   ------------
JNL/PPM America High
Yield Bond Division(674)

   Accumulation unit value:
      Beginning of period                $ 11.14       $  10.26       $  10.28       $  10.00            N/A
      End of period                      $ 10.82       $  11.14       $  10.26       $  10.28            N/A
   Accumulation units outstanding
   at the end of period                   64,741        204,063        228,228        195,258            N/A

JNL/PPM America Value
Equity Division(27)

   Accumulation unit value:
      Beginning of period                $ 10.84       $   9.77       $   9.48       $   8.80       $   7.19
      End of period                      $ 10.05       $  10.84       $   9.77       $   9.48       $   8.80
   Accumulation units outstanding
   at the end of period                   84,201        101,456        110,414        138,196        135,360

JNL/Putnam Midcap Growth
Division(27)

   Accumulation unit value:
      Beginning of period                $  9.72       $   9.36       $   8.50       $   7.30       $   5.57
      End of period                      $  9.47       $   9.72       $   9.36       $   8.50       $   7.30
   Accumulation units outstanding
   at the end of period                       --         40,146         45,336         60,360         65,062

JNL/S&P 4 Division

   Accumulation unit value:
      Beginning of period                    N/A            N/A            N/A            N/A            N/A
      End of period                          N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A            N/A            N/A            N/A

JNL/S&P Competitive
Advantage Division

   Accumulation unit value:
      Beginning of period                    N/A            N/A            N/A            N/A            N/A
      End of period                          N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A            N/A            N/A            N/A

                                      December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                      2002           2001           2000           1999           1998
                                      ------------   ------------   ------------   ------------   ------------
JNL/PPM America High
Yield Bond Division(674)

   Accumulation unit value:
      Beginning of period                    N/A            N/A         N/A            N/A            N/A
      End of period                          N/A            N/A         N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A         N/A            N/A            N/A

JNL/PPM America Value
Equity Division(27)

   Accumulation unit value:
      Beginning of period               $   9.14       $  10.00         N/A            N/A            N/A
      End of period                     $   7.19       $   9.14         N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                  143,648        115,837         N/A            N/A            N/A

JNL/Putnam Midcap Growth
Division(27)

   Accumulation unit value:
      Beginning of period               $   8.03       $  10.00         N/A            N/A            N/A
      End of period                     $   5.57       $   8.03         N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   69,205         50,359         N/A            N/A            N/A

JNL/S&P 4 Division

   Accumulation unit value:
      Beginning of period                    N/A            N/A         N/A            N/A            N/A
      End of period                          N/A            N/A         N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A         N/A            N/A            N/A

JNL/S&P Competitive
Advantage Division

   Accumulation unit value:
      Beginning of period                    N/A            N/A         N/A            N/A            N/A
      End of period                          N/A            N/A         N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A         N/A            N/A            N/A

                                      December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                      2007           2006           2005           2004           2003
                                      ------------   ------------   ------------   ------------   ------------
JNL/S&P Core Index 100
Division(465)

   Accumulation unit value:
      Beginning of period                   N/A           N/A            N/A          $12.51         $12.17
      End of period                         N/A           N/A            N/A          $12.71         $12.51
   Accumulation units outstanding
   at the end of period                     N/A           N/A            N/A              --             25

JNL/S&P Core Index 50 Division(329)

   Accumulation unit value:
      Beginning of period                   N/A           N/A            N/A          $13.45         $11.22
      End of period                         N/A           N/A            N/A          $13.68         $13.45
   Accumulation units outstanding
   at the end of period                     N/A           N/A            N/A              --          1,365

JNL/S&P Core Index 75 Division(352)

   Accumulation unit value:
      Beginning of period                   N/A           N/A            N/A          $12.99         $11.67
      End of period                         N/A           N/A            N/A          $13.23         $12.99
   Accumulation units outstanding
   at the end of period                     N/A           N/A            N/A              --            413

JNL/S&P Disciplined Growth Division

   Accumulation unit value:
      Beginning of period                $10.00           N/A            N/A             N/A            N/A
      End of period                      $10.47           N/A            N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                   6,667           N/A            N/A             N/A            N/A

JNL/S&P Disciplined
Moderate Division

   Accumulation unit value:
      Beginning of period                $10.00           N/A            N/A             N/A            N/A
      End of period                      $10.52           N/A            N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                     251           N/A            N/A             N/A            N/A

                                      December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                      2002           2001           2000           1999           1998
                                      ------------   ------------   ------------   ------------   ------------
JNL/S&P Core Index 100
Division(465)

   Accumulation unit value:
      Beginning of period                  N/A            N/A            N/A            N/A           N/A
      End of period                        N/A            N/A            N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                    N/A            N/A            N/A            N/A           N/A

JNL/S&P Core Index 50 Division(329)

   Accumulation unit value:
      Beginning of period                  N/A            N/A            N/A            N/A           N/A
      End of period                        N/A            N/A            N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                    N/A            N/A            N/A            N/A           N/A

JNL/S&P Core Index 75 Division(352)

   Accumulation unit value:
      Beginning of period                  N/A            N/A            N/A            N/A           N/A
      End of period                        N/A            N/A            N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                    N/A            N/A            N/A            N/A           N/A

JNL/S&P Disciplined Growth Division

   Accumulation unit value:
      Beginning of period                  N/A            N/A            N/A            N/A           N/A
      End of period                        N/A            N/A            N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                    N/A            N/A            N/A            N/A           N/A

JNL/S&P Disciplined
Moderate Division

   Accumulation unit value:
      Beginning of period                  N/A            N/A            N/A            N/A           N/A
      End of period                        N/A            N/A            N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                    N/A            N/A            N/A            N/A           N/A

                                       December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                       2007           2006           2005           2004           2003
                                       ------------   ------------   ------------   ------------   ------------
JNL/S&P Disciplined
Moderate Growth Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A

JNL/S&P Dividend Income
& Growth Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A

JNL/S&P Equity Aggressive
Growth Division I(27)

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A      $    9.20      $    7.21
      End of period                            N/A            N/A            N/A      $    9.37      $    9.20
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A             --         34,778

JNL/S&P Equity Growth
Division I(27)

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A      $    8.24      $    6.48
      End of period                            N/A            N/A            N/A      $    8.37      $    8.24
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A             --        809,310

JNL/S&P Intrinsic Value Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A

                                       December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                       2002           2001           2000           1999           1998
                                       ------------   ------------   ------------   ------------   ------------
JNL/S&P Disciplined
Moderate Growth Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A

JNL/S&P Dividend Income
& Growth Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A

JNL/S&P Equity Aggressive
Growth Division I(27)

   Accumulation unit value:
      Beginning of period                $    9.56      $   10.00            N/A            N/A            N/A
      End of period                      $    7.21      $    9.56            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     19,710          8,119            N/A            N/A            N/A

JNL/S&P Equity Growth
Division I(27)

   Accumulation unit value:
      Beginning of period                $    8.60      $   10.00            N/A            N/A            N/A
      End of period                      $    6.48      $    8.60            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    392,123        202,232            N/A            N/A            N/A

JNL/S&P Intrinsic Value Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A

                                       December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                       2007           2006           2005           2004           2003
                                       ------------   ------------   ------------   ------------   ------------
JNL/S&P Managed Aggressive
Growth Division(27)

   Accumulation unit value:
      Beginning of period                $   12.11      $   10.67      $   10.01      $    9.06      $    7.27
      End of period                      $   12.98      $   12.11      $   10.67      $   10.01      $    9.06
   Accumulation units outstanding
   at the end of period                    366,194        554,939        752,307        953,364        104,909

JNL/S&P Managed Conservative
Division(687)

   Accumulation unit value:
      Beginning of period                $   11.18      $   10.56      $   10.36      $   10.00            N/A
      End of period                      $   11.67      $   11.18      $   10.56      $   10.36            N/A
   Accumulation units outstanding
   at the end of period                      8,772          9,607         10,719          5,994            N/A

JNL/S&P Managed Growth Division(27)

   Accumulation unit value:
      Beginning of period                $   12.15      $   10.84      $   10.28      $    9.39      $    7.86
      End of period                      $   12.97      $   12.15      $   10.84      $   10.28      $    9.39
   Accumulation units outstanding
   at the end of period                    598,500        652,514        756,012        849,411        815,120

JNL/S&P Managed Moderate
Division(791)

   Accumulation unit value:
      Beginning of period                $   11.35      $   10.47      $   10.00            N/A            N/A
      End of period                      $   12.01      $   11.35      $   10.47            N/A            N/A
   Accumulation units outstanding
   at the end of period                     64,048         69,021         48,131            N/A            N/A

JNL/S&P Managed Moderate
Growth Division(27)

   Accumulation unit value:
      Beginning of period                $   12.35      $   11.21      $   10.73      $    9.97      $    8.62
      End of period                      $   13.18      $   12.35      $   11.21      $   10.73      $    9.97
   Accumulation units outstanding
   at the end of period                    279,920        300,026        403,202        315,195        337,862

                                       December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                       2002           2001           2000           1999           1998
                                       ------------   ------------   ------------   ------------   ------------
JNL/S&P Managed Aggressive
Growth Division(27)

   Accumulation unit value:
      Beginning of period                $    9.06      $   10.00            N/A            N/A            N/A
      End of period                      $    7.27      $    9.06            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    136,574         74,033            N/A            N/A            N/A

JNL/S&P Managed Conservative
Division(687)

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A

JNL/S&P Managed Growth Division(27)

   Accumulation unit value:
      Beginning of period                $    9.13      $   10.00            N/A            N/A            N/A
      End of period                      $    7.86      $    9.13            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    850,361        442,811            N/A            N/A            N/A

JNL/S&P Managed Moderate
Division(791)

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A

JNL/S&P Managed Moderate
Growth Division(27)

   Accumulation unit value:
      Beginning of period                $    9.60      $   10.00            N/A            N/A            N/A
      End of period                      $    8.62      $    9.60            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    380,029        173,490            N/A            N/A            N/A

                                       December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                       2007           2006           2005           2004           2003
                                       ------------   ------------   ------------   ------------   ------------
JNL/S&P Retirement 2015 Division

   Accumulation unit value:
      Beginning of period                $   10.81      $   10.00            N/A            N/A            N/A
      End of period                      $   11.59      $   10.81            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      5,233          5,233            N/A            N/A            N/A

JNL/S&P Retirement 2020
Division(992)

   Accumulation unit value:
      Beginning of period                $   10.94      $   10.00            N/A            N/A            N/A
      End of period                      $   11.76      $   10.94            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                         83             --            N/A            N/A            N/A

JNL/S&P Retirement 2025
Division(992)

   Accumulation unit value:
      Beginning of period                $   11.01      $   10.00            N/A            N/A            N/A
      End of period                      $   11.90      $   11.01            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                         84             --            N/A            N/A            N/A

JNL/S&P Retirement Income
Division(1159)

   Accumulation unit value:
      Beginning of period                $   10.56      $   10.20            N/A            N/A            N/A
      End of period                      $   11.08      $   10.56            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                         --             --            N/A            N/A            N/A

JNL/S&P Total Yield Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A

                                       December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                       2002           2001           2000           1999           1998
                                       ------------   ------------   ------------   ------------   ------------
JNL/S&P Retirement 2015 Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A

JNL/S&P Retirement 2020
Division(992)

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A

JNL/S&P Retirement 2025
Division(992)

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A

JNL/S&P Retirement Income
Division(1159)

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A

JNL/S&P Total Yield Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A

                                       December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                       2007           2006           2005           2004           2003
                                       ------------   ------------   ------------   ------------   ------------
JNL/S&P Very Aggressive
Growth Division I(27)

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A      $    8.75      $    6.82
      End of period                            N/A            N/A            N/A      $    8.92      $    8.75
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A             --         48,907

JNL/Select Balanced Division(27)

   Accumulation unit value:
      Beginning of period                $   14.63      $   13.11      $   12.67      $   11.64      $    9.75
      End of period                      $   15.44      $   14.63      $   13.11      $   12.67      $   11.64
   Accumulation units outstanding
   at the end of period                     73,812         92,379        115,662        123,392        130,475

JNL/Select Money Market
Division(27)

   Accumulation unit value:
      Beginning of period                $   10.07      $    9.81      $    9.73      $    9.83      $    9.96
      End of period                      $   10.36      $   10.07      $    9.81      $    9.73      $    9.83
   Accumulation units outstanding
   at the end of period                     94,546         46,958         67,849         67,202         40,417

JNL/Select Value Division(231)

   Accumulation unit value:
      Beginning of period                $   20.54      $   17.30      $   16.29      $   14.45      $   10.92
      End of period                      $   21.75      $   20.54      $   17.30      $   16.29      $   14.45
   Accumulation units outstanding
   at the end of period                     15,191         15,685         10,869         13,151          1,061

JNL/T.Rowe Price Established
Growth Division(27)

   Accumulation unit value:
      Beginning of period                $   11.16      $    9.99      $    9.59      $    8.89      $    6.94
      End of period                      $   10.15      $   11.16      $    9.99      $    9.59      $    8.89
   Accumulation units outstanding
   at the end of period                    164,704        121,156        146,831        122,478        108,861

                                       December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                       2002           2001           2000           1999           1998
                                       ------------   ------------   ------------   ------------   ------------
JNL/S&P Very Aggressive
Growth Division I(27)

   Accumulation unit value:
      Beginning of period                $    9.05      $   10.00            N/A            N/A            N/A
      End of period                      $    6.82      $    9.05            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     56,775         47,098            N/A            N/A            N/A

JNL/Select Balanced Division(27)

   Accumulation unit value:
      Beginning of period                $   10.13      $   10.00            N/A            N/A            N/A
      End of period                      $    9.75      $   10.13            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    109,822         65,906            N/A            N/A            N/A

JNL/Select Money Market
Division(27)

   Accumulation unit value:
      Beginning of period                $   10.04      $   10.00            N/A            N/A            N/A
      End of period                      $    9.96      $   10.04            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     91,815        128,008            N/A            N/A            N/A

JNL/Select Value Division(231)

   Accumulation unit value:
      Beginning of period                $   11.22            N/A            N/A            N/A            N/A
      End of period                      $   10.92            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        135            N/A            N/A            N/A            N/A

JNL/T.Rowe Price Established
Growth Division(27)

   Accumulation unit value:
      Beginning of period                $    9.21      $   10.00            N/A            N/A            N/A
      End of period                      $    6.94      $    9.21            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     84,104         70,866            N/A            N/A            N/A

                                       December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                       2007           2006           2005           2004           2003
                                       ------------   ------------   ------------   ------------   ------------
JNL/T.Rowe Price Mid-Cap
Growth Division(27)

   Accumulation unit value:
      Beginning of period                $   13.47      $   12.84      $   11.46      $    9.89      $    7.26
      End of period                      $   15.50      $   13.47      $   12.84      $   11.46      $    9.89
   Accumulation units outstanding
   at the end of period                     76,448         94,362        111,921        121,099        125,900

JNL/T.Rowe Price Value Division(27)

   Accumulation unit value:
      Beginning of period                $   13.75      $   11.67      $   11.19      $    9.89      $    7.76
      End of period                      $   13.62      $   13.75      $   11.67      $   11.19      $    9.89
   Accumulation units outstanding
   at the end of period                    113,884        151,345        173,576        183,473        173,995

                                       December 31,   December 31,   December 31,   December 31,   December 31,
Investment Divisions                       2002           2001           2000           1999           1998
                                       ------------   ------------   ------------   ------------   ------------
JNL/T.Rowe Price Mid-Cap
Growth Division(27)

   Accumulation unit value:
      Beginning of period                $    9.48      $   10.00            N/A            N/A            N/A
      End of period                      $    7.26      $    9.48            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     98,158         44,970            N/A            N/A            N/A

JNL/T.Rowe Price Value Division(27)

   Accumulation unit value:
      Beginning of period                $    9.50      $   10.00            N/A            N/A            N/A
      End of period                      $    7.76      $    9.50            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    136,025        100,956            N/A            N/A            N/A

   1 - September 16, 1996   36 - January 14, 2002     71 - March 11, 2002   106 - May 1, 2002
   2 - April 1, 1998        37 - January 15, 2002     72 - March 12, 2002   107 - May 2, 2002
   3 - April 8, 1998        38 - January 18, 2002     73 - March 13, 2002   108 - May 3, 2002
   4 - April 9, 1998        39 - January 22, 2002     74 - March 14, 2002   109 - May 6, 2002
   5 - April 13, 1998       40 - January 23, 2002     75 - March 15, 2002   110 - May 7, 2002
   6 - April 15, 1998       41 - January 25, 2002     76 - March 18, 2002   111 - May 8, 2002
   7 - January 21, 1999     42 - January 28, 2002     77 - March 19, 2002   112 - May 9, 2002
   8 - January 29, 1999     43 - January 29, 2002     78 - March 20, 2002   113 - May 10, 2002
   9 - February 9, 1999     44 - January 30, 2002     79 - March 21, 2002   114 - May 13, 2002
  10 - March 22, 1999       45 - January 31, 2002     80 - March 22, 2002   115 - May 14, 2002
  11 - April 1, 1999        46 - February 1, 2002     81 - March 25, 2002   116 - May 15, 2002
  12 - April 8, 1999        47 - February 4, 2002     82 - March 26, 2002   117 - May 16, 2002
  13 - April 9, 1999        48 - February 5, 2002     83 - March 27, 2002   118 - May 17, 2002
  14 - April 13, 1999       49 - February 6, 2002     84 - March 28, 2002   119 - May 20, 2002
  15 - April 15, 1999       50 - February 7, 2002     85 - April 1, 2002    120 - May 21, 2002
  16 - April 22, 1999       51 - February 8, 2002     86 - April 2, 2002    121 - May 23, 2002
  17 - July 2, 1999         52 - February 11, 2002    87 - April 3, 2002    122 - May 24, 2002
  18 - August 16, 1999      53 - February 12, 2002    88 - April 4, 2002    123 - May 28, 2002
  19 - May 1, 2000          54 - February 13, 2002    89 - April 8, 2002    124 - May 29, 2002
  20 - November 3, 2000     55 - February 14, 2002    90 - April 9, 2002    125 - May 30, 2002
  21 - November 17, 2000    56 - February 15, 2002    91 - April 10, 2002   126 - May 31, 2002
  22 - November 27, 2000    57 - February 19, 2002    92 - April 11, 2002   127 - June 3, 2002
  23 - December 14, 2000    58 - February 20, 2002    93 - April 12, 2002   128 - June 4, 2002
  24 - December 19, 2000    59 - February 21, 2002    94 - April 15, 2002   129 - June 5, 2002
  25 - February 12, 2001    60 - February 22, 2002    95 - April 16, 2002   130 - June 6, 2002
  26 - March 28, 2001       61 - February 25, 2002    96 - April 17, 2002   131 - June 7, 2002
  27 - May 1, 2001          62 - February 26, 2002    97 - April 18, 2002   132 - June 10, 2002
  28 - June 7, 2001         63 - February 27, 2002    98 - April 19, 2002   133 - June 11, 2002
  29 - August 15, 2001      64 - February 28, 2002    99 - April 22, 2002   134 - June 12, 2002
  30 - October 29, 2001     65 - March 1, 2002       100 - April 23, 2002   135 - June 14, 2002
  31 - December 14, 2001    66 - March 4, 2002       101 - April 24, 2002   136 - June 17, 2002
  32 - January 3, 2002      67 - March 5, 2002       102 - April 25, 2002   137 - June 20, 2002
  33 - January 7, 2002      68 - March 6, 2002       103 - April 26, 2002   138 - June 21, 2002
  34 - January 10, 2002     69 - March 7, 2002       104 - April 29, 2002   139 - June 24, 2002
  35 - January 11, 2002     70 - March 8, 2002       105 - April 30, 2002   140 - June 25, 2002

 141 - June 26, 2002     176 - August 28, 2002      211 - October 21, 2002    246 - December 27, 2002
 142 - June 27, 2002     177 - August 29, 2002      212 - October 22, 2002    247 - December 30, 2002
 143 - June 28, 2002     178 - August 30, 2002      213 - October 24, 2002    248 - December 31, 2002
 144 - July 1, 2002      179 - September 3, 2002    214 - October 25, 2002    249 - January 2, 2003
 145 - July 2, 2002      180 - September 4, 2002    215 - October 28, 2002    250 - January 3, 2003
 146 - July 3, 2002      181 - September 5, 2002    216 - October 29, 2002    251 - January 6, 2003
 147 - July 5, 2002      182 - September 6, 2002    217 - October 31, 2002    252 - January 9, 2003
 148 - July 8, 2002      183 - September 10, 2002   218 - November 1, 2002    253 - January 16, 2003
 149 - July 9, 2002      184 - September 11, 2002   219 - November 4, 2002    254 - January 17, 2003
 150 - July 11, 2002     185 - September 12, 2002   220 - November 5, 2002    255 - January 21, 2003
 151 - July 12, 2002     186 - September 13, 2002   221 - November 6, 2002    256 - January 22, 2003
 152 - July 15, 2002     187 - September 16, 2002   222 - November 7, 2002    257 - January 24, 2003
 153 - July 16, 2002     188 - September 17, 2002   223 - November 8, 2002    258 - January 27, 2003
 154 - July 18, 2002     189 - September 18, 2002   224 - November 12, 2002   259 - January 28, 2003
 155 - July 22, 2002     190 - September 19, 2002   225 - November 13, 2002   260 - January 30, 2003
 156 - July 24, 2002     191 - September 20, 2002   226 - November 14, 2002   261 - January 31, 2003
 157 - July 25, 2002     192 - September 23, 2002   227 - November 15, 2002   262 - February 3, 2003
 158 - July 26, 2002     193 - September 24, 2002   228 - November 18, 2002   263 - February 4, 2003
 159 - July 29, 2002     194 - September 25, 2002   229 - November 19, 2002   264 - February 5, 2003
 160 - July 30, 2002     195 - September 26, 2002   230 - November 20, 2002   265 - February 6, 2003
 161 - July 31, 2002     196 - September 27, 2002   231 - November 22, 2002   266 - February 7, 2003
 162 - August 1, 2002    197 - September 30, 2002   232 - November 25, 2002   267 - February 12, 2003
 163 - August 5, 2002    198 - October 1, 2002      233 - November 26, 2002   268 - February 13, 2003
 164 - August 6, 2002    199 - October 2, 2002      234 - November 27, 2002   269 - February 14, 2003
 165 - August 7, 2002    200 - October 3, 2002      235 - November 29, 2002   270 - February 18, 2003
 166 - August 8, 2002    201 - October 4, 2002      236 - December 2, 2002    271 - February 19, 2003
 167 - August 12, 2002   202 - October 7, 2002      237 - December 3, 2002    272 - February 20, 2003
 168 - August 13, 2002   203 - October 8, 2002      238 - December 5, 2002    273 - February 21, 2003
 169 - August 14, 2002   204 - October 9, 2002      239 - December 6, 2002    274 - February 24, 2003
 170 - August 15, 2002   205 - October 10, 2002     240 - December 9, 2002    275 - February 25, 2003
 171 - August 16, 2002   206 - October 11, 2002     241 - December 16, 2002   276 - February 26, 2003
 172 - August 19, 2002   207 - October 14, 2002     242 - December 17, 2002   277 - February 27, 2003
 173 - August 20, 2002   208 - October 15, 2002     243 - December 18, 2002   278 - February 28, 2003
 174 - August 23, 2002   209 - October 17, 2002     244 - December 19, 2002   279 - March 3, 2003
 175 - August 26, 2002   210 - October 18, 2002     245 - December 23, 2002   280 - March 4, 2003

 281 - March 5, 2003     316 - April 25, 2003   351 - June 18, 2003    386 - August 8, 2003
 282 - March 6, 2003     317 - April 28, 2003   352 - June 19, 2003    387 - August 11, 2003
 283 - March 7, 2003     318 - April 29, 2003   353 - June 20, 2003    388 - August 12, 2003
 284 - March 10, 2003    319 - April 30, 2003   354 - June 23, 2003    389 - August 13, 2003
 285 - March 11, 2003    320 - May 1, 2003      355 - June 24, 2003    390 - August 14, 2003
 286 - March 12, 2003    321 - May 2, 2003      356 - June 25, 2003    391 - August 15, 2003
 287 - March 13, 2003    322 - May 5, 2003      357 - June 26, 2003    392 - August 18, 2003
 288 - March 14, 2003    323 - May 6, 2003      358 - June 27, 2003    393 - August 19, 2003
 289 - March 17, 2003    324 - May 7, 2003      359 - June 30, 2003    394 - August 20, 2003
 290 - March 18, 2003    325 - May 8, 2003      360 - July 1, 2003     395 - August 21, 2003
 291 - March 19, 2003    326 - May 12, 2003     361 - July 2, 2003     396 - August 22, 2003
 292 - March 20, 2003    327 - May 13, 2003     362 - July 3, 2003     397 - August 25, 2003
 293 - March 21, 2003    328 - May 14, 2003     363 - July 7, 2003     398 - August 26, 2003
 294 - March 24, 2003    329 - May 15, 2003     364 - July 8, 2003     399 - August 27, 2003
 295 - March 26, 2003    330 - May 19, 2003     365 - July 9, 2003     400 - August 28, 2003
 296 - March 27, 2003    331 - May 20, 2003     366 - July 10, 2003    401 - August 29, 2003
 297 - March 28, 2003    332 - May 21, 2003     367 - July 11, 2003    402 - September 2, 2003
 298 - March 31, 2003    333 - May 22, 2003     368 - July 14, 2003    403 - September 3, 2003
 299 - April 1, 2003     334 - May 23, 2003     369 - July 15, 2003    404 - September 5, 2003
 300 - April 2, 2003     335 - May 27, 2003     370 - July 17, 2003    405 - September 8, 2003
 301 - April 3, 2003     336 - May 28, 2003     371 - July 18, 2003    406 - September 9, 2003
 302 - April 4, 2003     337 - May 29, 2003     372 - July 21, 2003    407 - September 10, 2003
 303 - April 7, 2003     338 - May 30, 2003     373 - July 22, 2003    408 - September 11, 2003
 304 - April 8, 2003     339 - June 2, 2003     374 - July 23, 2003    409 - September 12, 2003
 305 - April 9, 2003     340 - June 3, 2003     375 - July 24, 2003    410 - September 15, 2003
 306 - April 10, 2003    341 - June 4, 2003     376 - July 25, 2003    411 - September 16, 2003
 307 - April 11, 2003    342 - June 5, 2003     377 - July 28, 2003    412 - September 17, 2003
 308 - April 14, 2003    343 - June 6, 2003     378 - July 29, 2003    413 - September 18, 2003
 309 - April 15, 2003    344 - June 9, 2003     379 - July 30, 2003    414 - September 19, 2003
 310 - April 16, 2003    345 - June 10, 2003    380 - July 31, 2003    415 - September 22, 2003
 311 - April 17, 2003    346 - June 11, 2003    381 - August 1, 2003   416 - September 23, 2003
 312 - April 21, 2003    347 - June 12, 2003    382 - August 4, 2003   417 - September 24, 2003
 313 - April 22, 2003    348 - June 13, 2003    383 - August 5, 2003   418 - September 25, 2003
 314 - April 23, 2003    349 - June 16, 2003    384 - August 6, 2003   419 - September 26, 2003
 315 - April 24, 2003    350 - June 17, 2003    385 - August 7, 2003   420 - September 29, 2003

 421 - September 30, 2003   456 - November 17, 2003   491 - January 8, 2004     526 - March 1, 2004
 422 - October 1, 2003      457 - November 18, 2003   492 - January 9, 2004     527 - March 2, 2004
 423 - October 2, 2003      458 - November 19, 2003   493 - January 12, 2004    528 - March 3, 2004
 424 - October 3, 2003      459 - November 20, 2003   494 - January 13, 2004    529 - March 4, 2004
 425 - October 4, 2003      460 - November 21, 2003   495 - January 14, 2004    530 - March 5, 2004
 426 - October 6, 2003      461 - November 24, 2003   496 - January 15, 2004    531 - March 8, 2004
 427 - October 7, 2003      462 - November 25, 2003   497 - January 16, 2004    532 - March 9, 2004
 428 - October 8, 2003      463 - November 26, 2003   498 - January 20, 2004    533 - March 10, 2004
 429 - October 9, 2003      464 - November 28, 2003   499 - January 21, 2004    534 - March 11, 2004
 430 - October 10, 2003     465 - December 1, 2003    500 - January 22, 2004    535 - March 12, 2004
 431 - October 13, 2003     466 - December 2, 2003    501 - January 23, 2004    536 - March 15, 2004
 432 - October 14, 2003     467 - December 3, 2003    502 - January 26, 2004    537 - March 16, 2004
 433 - October 15, 2003     468 - December 4, 2003    503 - January 27, 2004    538 - March 17, 2004
 434 - October 16, 2003     469 - December 5, 2003    504 - January 28, 2004    539 - March 18, 2004
 435 - October 17, 2003     470 - December 8, 2003    505 - January 29, 2004    540 - March 19, 2004
 436 - October 20, 2003     471 - December 9, 2003    506 - January 30, 2004    541 - March 22, 2004
 437 - October 21, 2003     472 - December 10, 2003   507 - February 2, 2004    542 - March 23, 2004
 438 - October 22, 2003     473 - December 11, 2003   508 - February 3, 2004    543 - March 24, 2004
 439 - October 23, 2003     474 - December 12, 2003   509 - February 4, 2004    544 - March 25, 2004
 440 - October 24, 2003     475 - December 15, 2003   510 - February 5, 2004    545 - March 26, 2004
 441 - October 27, 2003     476 - December 16, 2003   511 - February 6, 2004    546 - March 29, 2004
 442 - October 28, 2003     477 - December 17, 2003   512 - February 9, 2004    547 - March 30, 2004
 443 - October 29, 2003     478 - December 18, 2003   513 - February 10, 2004   548 - March 31, 2004
 444 - October 30, 2003     479 - December 19, 2003   514 - February 11, 2004   549 - April 1, 2004
 445 - October 31, 2003     480 - December 22, 2003   515 - February 12, 2004   550 - April 2, 2004
 446 - November 3, 2003     481 - December 23, 2003   516 - February 13, 2004   551 - April 5, 2004
 447 - November 4, 2003     482 - December 24, 2003   517 - February 17, 2004   552 - April 6, 2004
 448 - November 5, 2003     483 - December 26, 2003   518 - February 18, 2004   553 - April 7, 2004
 449 - November 6, 2003     484 - December 29, 2003   519 - February 19, 2004   554 - April 8, 2004
 450 - November 7, 2003     485 - December 30, 2003   520 - February 20, 2004   555 - April 12, 2004
 451 - November 10, 2003    486 - December 31, 2003   521 - February 23, 2004   556 - April 13, 2004
 452 - November 11, 2003    487 - January 2, 2004     522 - February 24, 2004   557 - April 14, 2004
 453 - November 12, 2003    488 - January 5, 2004     523 - February 25, 2004   558 - April 15, 2004
 454 - November 13, 2003    489 - January 6, 2004     524 - February 26, 2004   559 - April 16, 2004
 455 - November 14, 2003    490 - January 7, 2004     525 - February 27, 2004   560 - April 19, 2004

 561 - April 20, 2004   596 - June 9, 2004    631 - August 2, 2004       666 - September 21, 2004
 562 - April 21, 2004   597 - June 10, 2004   632 - August 3, 2004       667 - September 22, 2004
 563 - April 22, 2004   598 - June 14, 2004   633 - August 4, 2004       668 - September 23, 2004
 564 - April 23, 2004   599 - June 15, 2004   634 - August 5, 2004       669 - September 24, 2004
 565 - April 26, 2004   600 - June 16, 2004   635 - August 6, 2004       670 - September 27, 2004
 566 - April 27, 2004   601 - June 17, 2004   636 - August 9, 2004       671 - September 28, 2004
 567 - April 28, 2004   602 - June 18, 2004   637 - August 10, 2004      672 - September 29, 2004
 568 - April 29, 2004   603 - June 21, 2004   638 - August 11, 2004      673 - September 30, 2004
 569 - April 30, 2004   604 - June 22, 2004   639 - August 12, 2004      674 - October 1, 2004
 570 - May 3, 2004      605 - June 23, 2004   640 - August 13, 2004      675 - October 4, 2004
 571 - May 4, 2004      606 - June 24, 2004   641 - August 16, 2004      676 - October 5, 2004
 572 - May 5, 2004      607 - June 25, 2004   642 - August 17, 2004      677 - October 6, 2004
 573 - May 6, 2004      608 - June 28, 2004   643 - August 18, 2004      678 - October 7, 2004
 574 - May 7, 2004      609 - June 29, 2004   644 - August 19, 2004      679 - October 8, 2004
 575 - May 10, 2004     610 - July 1, 2004    645 - August 20, 2004      680 - October 11, 2004
 576 - May 11, 2004     611 - July 2, 2004    646 - August 23, 2004      681 - October 12, 2004
 577 - May 12, 2004     612 - July 6, 2004    647 - August 24, 2004      682 - October 13, 2004
 578 - May 13, 2004     613 - July 7, 2004    648 - August 25, 2004      683 - October 14, 2004
 579 - May 14, 2004     614 - July 8, 2004    649 - August 26, 2004      684 - October 15, 2004
 580 - May 17, 2004     615 - July 9, 2004    650 - August 27, 2004      685 - October 18, 2004
 581 - May 18, 2004     616 - July 12, 2004   651 - August 30, 2004      686 - October 19, 2004
 582 - May 19, 2004     617 - July 13, 2004   652 - August 31, 2004      687 - October 20, 2004
 583 - May 20, 2004     618 - July 14, 2004   653 - September 1, 2004    688 - October 21, 2004
 584 - May 21, 2004     619 - July 15, 2004   654 - September 2, 2004    689 - October 22, 2004
 585 - May 24, 2004     620 - July 16, 2004   655 - September 3, 2004    690 - October 25, 2004
 586 - May 25, 2004     621 - July 19, 2004   656 - September 7, 2004    691 - October 26, 2004
 587 - May 26, 2004     622 - July 20, 2004   657 - September 8, 2004    692 - October 27, 2004
 588 - May 27, 2004     623 - July 21, 2004   658 - September 9, 2004    693 - October 28, 2004
 589 - May 28, 2004     624 - July 22, 2004   659 - September 10, 2004   694 - October 29, 2004
 590 - June 1, 2004     625 - July 23, 2004   660 - September 13, 2004   695 - November 1, 2004
 591 - June 2, 2004     626 - July 26, 2004   661 - September 14, 2004   696 - November 2, 2004
 592 - June 3, 2004     627 - July 27, 2004   662 - September 15, 2004   697 - November 3, 2004
 593 - June 4, 2004     628 - July 28, 2004   663 - September 16, 2004   698 - November 4, 2004
 594 - June 7, 2004     629 - July 29, 2004   664 - September 17, 2004   699 - November 5, 2004
 595 - June 8, 2004     630 - July 30, 2004   665 - September 20, 2004   700 - November 8, 2004

 701 - November 9, 2004    736 - December 30, 2004   771 - February 18, 2005   806 - April 12, 2005
 702 - November 10, 2004   737 - December 31, 2004   772 - February 22, 2005   807 - April 13, 2005
 703 - November 11, 2004   738 - January 3, 2005     773 - February 23, 2005   808 - April 14, 2005
 704 - November 12, 2004   739 - January 4, 2005     774 - February 24, 2005   809 - April 15, 2005
 705 - November 15, 2004   740 - January 5, 2005     775 - February 25, 2005   810 - April 18, 2005
 706 - November 16, 2004   741 - January 6, 2005     776 - February 28, 2005   811 - April 19, 2005
 707 - November 17, 2004   742 - January 7, 2005     777 - March 1, 2005       812 - April 20, 2005
 708 - November 18, 2004   743 - January 10, 2005    778 - March 2, 2005       813 - April 21, 2005
 709 - November 19, 2004   744 - January 11, 2005    779 - March 3, 2005       814 - April 22, 2005
 710 - November 22, 2004   745 - January 12, 2005    780 - March 4, 2005       815 - April 25, 2005
 711 - November 23, 2004   746 - January 13, 2005    781 - March 7, 2005       816 - April 26, 2005
 712 - November 24, 2004   747 - January 14, 2005    782 - March 8, 2005       817 - April 27, 2005
 713 - November 26, 2004   748 - January 18, 2005    783 - March 9, 2005       818 - April 28, 2005
 714 - November 29, 2004   749 - January 19, 2005    784 - March 10, 2005      819 - April 29, 2005
 715 - November 30, 2004   750 - January 20, 2005    785 - March 11, 2005      820 - May 2, 2005
 716 - December 1, 2004    751 - January 21, 2005    786 - March 14, 2005      821 - May 3, 2005
 717 - December 2, 2004    752 - January 24, 2005    787 - March 15, 2005      822 - May 4, 2005
 718 - December 3, 2004    753 - January 25, 2005    788 - March 16, 2005      823 - May 5, 2005
 719 - December 6, 2004    754 - January 26, 2005    789 - March 17, 2005      824 - May 6, 2005
 720 - December 7, 2004    755 - January 27, 2005    790 - March 18, 2005      825 - May 9, 2005
 721 - December 8, 2004    756 - January 28, 2005    791 - March 21, 2005      826 - May 10, 2005
 722 - December 9, 2004    757 - January 31, 2005    792 - March 22, 2005      827 - May 11, 2005
 723 - December 10, 2004   758 - February 1, 2005    793 - March 23, 2005      828 - May 12, 2005
 724 - December 13, 2004   759 - February 2, 2005    794 - March 24, 2005      829 - May 13, 2005
 725 - December 14, 2004   760 - February 3, 2005    795 - March 28, 2005      830 - May 16, 2005
 726 - December 15, 2004   761 - February 4, 2005    796 - March 29, 2005      831 - May 17, 2005
 727 - December 16, 2004   762 - February 7, 2005    797 - March 30, 2005      832 - May 18, 2005
 728 - December 17, 2004   763 - February 8, 2005    798 - March 31, 2005      833 - May 19, 2005
 729 - December 20, 2004   764 - February 9, 2005    799 - April 1, 2005       834 - May 20, 2005
 730 - December 21, 2004   765 - February 10, 2005   800 - April 4, 2005       835 - May 23, 2005
 731 - December 22, 2004   766 - February 11, 2005   801 - April 5, 2005       836 - May 24, 2005
 732 - December 23, 2004   767 - February 14, 2005   802 - April 6, 2005       837 - May 25, 2005
 733 - December 27, 2004   768 - February 15, 2005   803 - April 7, 2005       838 - May 26, 2005
 734 - December 28, 2004   769 - February 16, 2005   804 - April 8, 2005       839 - May 27, 2005
 735 - December 29, 2004   770 - February 17, 2005   805 - April 11, 2005      840 - May 31, 2005

 841 - June 1, 2005    876 - July 22, 2005        911 - September 13, 2005   946 - November 3, 2005
 842 - June 2, 2005    877 - July 25, 2005        912 - September 14, 2005   947 - November 4, 2005
 843 - June 3, 2005    878 - July 26, 2005        913 - September 15, 2005   948 - November 7, 2005
 844 - June 6, 2005    879 - July 27, 2005        914 - September 16, 2005   949 - November 8, 2005
 845 - June 8, 2005    880 - July 28, 2005        915 - September 19, 2005   950 - November 9, 2005
 846 - June 9, 2005    881 - July 29, 2005        916 - September 21, 2005   951 - November 10, 2005
 847 - June 10, 2005   882 - August 1, 2005       917 - September 22, 2005   952 - November 11, 2005
 848 - June 13, 2005   883 - August 2, 2005       918 - September 23, 2005   953 - November 14, 2005
 849 - June 14, 2005   884 - August 3, 2005       919 - September 26, 2005   954 - November 15, 2005
 850 - June 15, 2005   885 - August 4, 2005       920 - September 27, 2005   955 - November 16, 2005
 851 - June 16, 2005   886 - August 5, 2005       921 - September 29, 2005   956 - November 17, 2005
 852 - June 17, 2005   887 - August 8, 2005       922 - September 30, 2005   957 - November 18, 2005
 853 - June 20, 2005   888 - August 9, 2005       923 - October 3, 2005      958 - November 21, 2005
 854 - June 21, 2005   889 - August 10, 2005      924 - October 4, 2005      959 - November 22, 2005
 855 - June 22, 2005   890 - August 11, 2005      925 - October 5, 2005      960 - November 23, 2005
 856 - June 23, 2005   891 - August 12, 2005      926 - October 6, 2005      961 - November 25, 2005
 857 - June 24, 2005   892 - August 15, 2005      927 - October 7, 2005      962 - November 28, 2005
 858 - June 27, 2005   893 - August 16, 2005      928 - October 10, 2005     963 - November 29, 2005
 859 - June 28, 2005   894 - August 17, 2005      929 - October 11, 2005     964 - November 30, 2005
 860 - June 29, 2005   895 - August 18, 2005      930 - October 12, 2005     965 - December 1, 2005
 861 - June 30, 2005   896 - August 19, 2005      931 - October 13, 2005     966 - December 2, 2005
 862 - July 1, 2005    897 - August 22, 2005      932 - October 14, 2005     967 - December 5, 2005
 863 - July 5, 2005    898 - August 24, 2005      933 - October 17, 2005     968 - December 6, 2005
 864 - July 6, 2005    899 - August 25, 2005      934 - October 18, 2005     969 - December 7, 2005
 865 - July 7, 2005    900 - August 26, 2005      935 - October 19, 2005     970 - December 9, 2005
 866 - July 8, 2005    901 - August 29, 2005      936 - October 20, 2005     971 - December 12, 2005
 867 - July 11, 2005   902 - August 30, 2005      937 - October 21, 2005     972 - December 13, 2005
 868 - July 12, 2005   903 - August 31, 2005      938 - October 24, 2005     973 - December 14, 2005
 869 - July 13, 2005   904 - September 1, 2005    939 - October 25, 2005     974 - December 16, 2005
 870 - July 14, 2005   905 - September 2, 2005    940 - October 26, 2005     975 - December 19, 2005
 871 - July 15, 2005   906 - September 6, 2005    941 - October 27, 2005     976 - December 20, 2005
 872 - July 18, 2005   907 - September 7, 2005    942 - October 28, 2005     977 - December 21, 2005
 873 - July 19, 2005   908 - September 8, 2005    943 - October 31, 2005     978 - December 22, 2005
 874 - July 20, 2005   909 - September 9, 2005    944 - November 1, 2005     979 - December 23, 2005
 875 - July 21, 2005   910 - September 12, 2005   945 - November 2, 2005     980 - December 27, 2005

 981 - December 28, 2005   1016 - February 21, 2006   1051 - April 17, 2006   1086 - June 7, 2006
 982 - December 29, 2005   1017 - February 22, 2006   1052 - April 18, 2006   1087 - June 8, 2006
 983 - December 30, 2005   1018 - February 23, 2006   1053 - April 19, 2006   1088 - June 9, 2006
 984 - January 3, 2006     1019 - February 24, 2006   1054 - April 20, 2006   1089 - June 12, 2006
 985 - January 5, 2006     1020 - February 27, 2006   1055 - April 21, 2006   1090 - June 13, 2006
 986 - January 6, 2006     1021 - February 28, 2006   1056 - April 24, 2006   1091 - June 14, 2006
 987 - January 9, 2006     1022 - March 1, 2006       1057 - April 25, 2006   1092 - June 15, 2006
 988 - January 10, 2006    1023 - March 2, 2006       1058 - April 27, 2006   1093 - June 16, 2006
 989 - January 11, 2006    1024 - March 3, 2006       1059 - April 28, 2006   1094 - June 19, 2006
 990 - January 12, 2006    1025 - March 6, 2006       1060 - May 1, 2006      1095 - June 20, 2006
 991 - January 13, 2006    1026 - March 7, 2006       1061 - May 2, 2006      1096 - June 21, 2006
 992 - January 17, 2006    1027 - March 8, 2006       1062 - May 3, 2006      1097 - June 22, 2006
 993 - January 18, 2006    1028 - March 9, 2006       1063 - May 4, 2006      1098 - June 23, 2006
 994 - January 19, 2006    1029 - March 10, 2006      1064 - May 5, 2006      1099 - June 26, 2006
 995 - January 20, 2006    1030 - March 13, 2006      1065 - May 8, 2006      1100 - June 27, 2006
 996 - January 23, 2006    1031 - March 16, 2006      1066 - May 9, 2006      1101 - June 28, 2006
 997 - January 24, 2006    1032 - March 17, 2006      1067 - May 10, 2006     1102 - June 29, 2006
 998 - January 25, 2006    1033 - March 20, 2006      1068 - May 11, 2006     1103 - June 30, 2006
 999 - January 26, 2006    1034 - March 21, 2006      1069 - May 12, 2006     1104 - July 3, 2006
1000 - January 27, 2006    1035 - March 22, 2006      1070 - May 15, 2006     1105 - July 5, 2006
1001 - January 30, 2006    1036 - March 23, 2006      1071 - May 16, 2006     1106 - July 6, 2006
1002 - January 31, 2006    1037 - March 24, 2006      1072 - May 17, 2006     1107 - July 7, 2006
1003 - February 1, 2006    1038 - March 27, 2006      1073 - May 18, 2006     1108 - July 10, 2006
1004 - February 2, 2006    1039 - March 28, 2006      1074 - May 19, 2006     1109 - July 11, 2006
1005 - February 3, 2006    1040 - March 29, 2006      1075 - May 22, 2006     1110 - July 12, 2006
1006 - February 6, 2006    1041 - March 30, 2006      1076 - May 23, 2006     1111 - July 13, 2006
1007 - February 7, 2006    1042 - March 31, 2006      1077 - May 24, 2006     1112 - July 14, 2006
1008 - February 8, 2006    1043 - April 3, 2006       1078 - May 25, 2006     1113 - July 17, 2006
1009 - February 9, 2006    1044 - April 4, 2006       1079 - May 26, 2006     1114 - July 18, 2006
1010 - February 10, 2006   1045 - April 5, 2006       1080 - May 30, 2006     1115 - July 19, 2006
1011 - February 13, 2006   1046 - April 6, 2006       1081 - May 31, 2006     1116 - July 20, 2006
1012 - February 14, 2006   1047 - April 7, 2006       1082 - June 1, 2006     1117 - July 21, 2006
1013 - February 15, 2006   1048 - April 10, 2006      1083 - June 2, 2006     1118 - July 24, 2006
1014 - February 16, 2006   1049 - April 11, 2006      1084 - June 5, 2006     1119 - July 25, 2006
1015 - February 17, 2006   1050 - April 13, 2006      1085 - June 6, 2006     1120 - July 26, 2006

1121 - July 27, 2006        1156 - September 18, 2006   1191 - November 7, 2006    1226 - January 5, 2007
1122 - July 28, 2006        1157 - September 19, 2006   1192 - November 8, 2006    1227 - January 8, 2007
1123 - July 31, 2006        1158 - September 20, 2006   1193 - November 10, 2006   1228 - January 9, 2007
1124 - August 1, 2006       1159 - September 21, 2006   1194 - November 13, 2006   1229 - January 10, 2007
1125 - August 2, 2006       1160 - September 22, 2006   1195 - November 14, 2006   1230 - January 11, 2007
1126 - August 3, 2006       1161 - September 25, 2006   1196 - November 15, 2006   1231 - January 12, 2007
1127 - August 4, 2006       1162 - September 26, 2006   1197 - November 16, 2006   1232 - January 16, 2007
1128 - August 7, 2006       1163 - September 27, 2006   1198 - November 17, 2006   1233 - January 17, 2007
1129 - August 8, 2006       1164 - September 28, 2006   1199 - November 20, 2006   1234 - January 18, 2007
1130 - August 9, 2006       1165 - September 29, 2006   1200 - November 21, 2006   1235 - January 19, 2007
1131 - August 10, 2006      1166 - October 2, 2006      1201 - November 22, 2006   1236 - January 22, 2007
1132 - August 11, 2006      1167 - October 3, 2006      1202 - November 24, 2006   1237 - January 23, 2007
1133 - August 14, 2006      1168 - October 4, 2006      1203 - November 27, 2006   1238 - January 24, 2007
1134 - August 15, 2006      1169 - October 5, 2006      1204 - November 28, 2006   1239 - January 25, 2007
1135 - August 16, 2006      1170 - October 6, 2006      1205 - November 29, 2006   1240 - January 26, 2007
1136 - August 17, 2006      1171 - October 9, 2006      1206 - November 30, 2006   1241 - January 29, 2007
1137 - August 18, 2006      1172 - October 10, 2006     1207 - December 1, 2006    1242 - January 30, 2007
1138 - August 21, 2006      1173 - October 11, 2006     1208 - December 4, 2006    1243 - January 31, 2007
1139 - August 22, 2006      1174 - October 12, 2006     1209 - December 5, 2006    1244 - February 1, 2007
1140 - August 23, 2006      1175 - October 13, 2006     1210 - December 6, 2006    1245 - February 2, 2007
1141 - August 24, 2006      1176 - October 16, 2006     1211 - December 7, 2006    1246 - February 5, 2007
1142 - August 25, 2006      1177 - October 17, 2006     1212 - December 11, 2006   1247 - February 6, 2007
1143 - August 28, 2006      1178 - October 18, 2006     1213 - December 12, 2006   1248 - February 7, 2007
1144 - August 29, 2006      1179 - October 19, 2006     1214 - December 13, 2006   1249 - February 8, 2007
1145 - August 30, 2006      1180 - October 20, 2006     1215 - December 14, 2006   1250 - February 9, 2007
1146 - August 31, 2006      1181 - October 23, 2006     1216 - December 18, 2006   1251 - February 12, 2007
1147 - September 1, 2006    1182 - October 24, 2006     1217 - December 20, 2006   1252 - February 13, 2007
1148 - September 5, 2006    1183 - October 25, 2006     1218 - December 21, 2006   1253 - February 14, 2007
1149 - September 6, 2006    1184 - October 26, 2006     1219 - December 22, 2006   1254 - February 15, 2007
1150 - September 7, 2006    1185 - October 27, 2006     1220 - December 26, 2006   1255 - February 16, 2007
1151 - September 11, 2006   1186 - October 31, 2006     1221 - December 27, 2006   1256 - February 20, 2007
1152 - September 12, 2006   1187 - November 1, 2006     1222 - December 28, 2006   1257 - February 21, 2007
1153 - September 13, 2006   1188 - November 2, 2006     1223 - December 29, 2006   1258 - February 22, 2007
1154 - September 14, 2006   1189 - November 3, 2006     1224 - January 3, 2007     1259 - February 23, 2007
1155 - September 15, 2006   1190 - November 6, 2006     1225 - January 4, 2007     1260 - February 26, 2007

1261 - February 27, 2007   1296 - April 18, 2007   1331 - June 7, 2007    1366 - July 27, 2007
1262 - February 28, 2007   1297 - April 19, 2007   1332 - June 8, 2007    1367 - July 30, 2007
1263 - March 1, 2007       1298 - April 20, 2007   1333 - June 11, 2007   1368 - July 31, 2007
1264 - March 2, 2007       1299 - April 23, 2007   1334 - June 12, 2007   1369 - August 1, 2007
1265 - March 5, 2007       1300 - April 24, 2007   1335 - June 13, 2007   1370 - August 2, 2007
1266 - March 6, 2007       1301 - April 25, 2007   1336 - June 14, 2007   1371 - August 3, 2007
1267 - March 7, 2007       1302 - April 26, 2007   1337 - June 15, 2007   1372 - August 6, 2007
1268 - March 8, 2007       1303 - April 27, 2007   1338 - June 18, 2007   1373 - August 7, 2007
1269 - March 9, 2007       1304 - April 30, 2007   1339 - June 19, 2007   1374 - August 8, 2007
1270 - March 12, 2007      1305 - May 1, 2007      1340 - June 20, 2007   1375 - August 9, 2007
1271 - March 13, 2007      1306 - May 2, 2007      1341 - June 21, 2007   1376 - August 10, 2007
1272 - March 14, 2007      1307 - May 3, 2007      1342 - June 22, 2007   1377 - August 13, 2007
1273 - March 15, 2007      1308 - May 4, 2007      1343 - June 25, 2007   1378 - August 14, 2007
1274 - March 16, 2007      1309 - May 7, 2007      1344 - June 26, 2007   1379 - August 15, 2007
1275 - March 19, 2007      1310 - May 8, 2007      1345 - June 27, 2007   1380 - August 16, 2007
1276 - March 20, 2007      1311 - May 9, 2007      1346 - June 28, 2007   1381 - August 17, 2007
1277 - March 21, 2007      1312 - May 10, 2007     1347 - June 29, 2007   1382 - August 20, 2007
1278 - March 22, 2007      1313 - May 11, 2007     1348 - July 2, 2007    1383 - August 21, 2007
1279 - March 23, 2007      1314 - May 14, 2007     1349 - July 3, 2007    1384 - August 23, 2007
1280 - March 26, 2007      1315 - May 15, 2007     1350 - July 5, 2007    1385 - August 24, 2007
1281 - March 27, 2007      1316 - May 16, 2007     1351 - July 6, 2007    1386 - August 27, 2007
1282 - March 28, 2007      1317 - May 17, 2007     1352 - July 9, 2007    1387 - August 28, 2007
1283 - March 29, 2007      1318 - May 18, 2007     1353 - July 10, 2007   1388 - August 29, 2007
1284 - March 30, 2007      1319 - May 21, 2007     1354 - July 11, 2007   1389 - August 30, 2007
1285 - April 2, 2007       1320 - May 22, 2007     1355 - July 12, 2007   1390 - August 31, 2007
1286 - April 3, 2007       1321 - May 23, 2007     1356 - July 13, 2007   1391 - September 4, 2007
1287 - April 4, 2007       1322 - May 24, 2007     1357 - July 16, 2007   1392 - September 5, 2007
1288 - April 5, 2007       1323 - May 25, 2007     1358 - July 17, 2007   1393 - September 6, 2007
1289 - April 9, 2007       1324 - May 29, 2007     1359 - July 18, 2007   1394 - September 7, 2007
1290 - April 10, 2007      1325 - May 30, 2007     1360 - July 19, 2007   1395 - September 10, 2007
1291 - April 11, 2007      1326 - May 31, 2007     1361 - July 20, 2007   1396 - September 11, 2007
1292 - April 12, 2007      1327 - June 1, 2007     1362 - July 23, 2007   1397 - September 12, 2007
1293 - April 13, 2007      1328 - June 4, 2007     1363 - July 24, 2007   1398 - September 13, 2007
1294 - April 16, 2007      1329 - June 5, 2007     1364 - July 25, 2007   1399 - September 14, 2007
1295 - April 17, 2007      1330 - June 6, 2007     1365 - July 26, 2007   1400 - September 17, 2007

1401 - September 18, 2007   1436 - November 8, 2007
1402 - September 19, 2007   1437 - November 9, 2007
1403 - September 20, 2007   1438 - November 12, 2007
1404 - September 21, 2007   1439 - November 13, 2007
1405 - September 24, 2007   1440 - November 14, 2007
1406 - September 25, 2007   1441 - November 15, 2007
1407 - September 26, 2007   1442 - November 16, 2007
1408 - September 28, 2007   1443 - November 19, 2007
1409 - October 1, 2007      1444 - November 20, 2007
1410 - October 2, 2007      1445 - November 21, 2007
1411 - October 3, 2007      1446 - November 23, 2007
1412 - October 4, 2007      1447 - November 26, 2007
1413 - October 5, 2007      1448 - November 27, 2007
1414 - October 8, 2007      1449 - November 28, 2007
1415 - October 9, 2007      1450 - November 30, 2007
1416 - October 10, 2007     1451 - December 3, 2007
1417 - October 11, 2007     1452 - December 4, 2007
1418 - October 12, 2007     1453 - December 5, 2007
1419 - October 15, 2007     1454 - December 6, 2007
1420 - October 16, 2007     1455 - December 7, 2007
1421 - October 17, 2007     1456 - December 10, 2007
1422 - October 18, 2007     1457 - December 11, 2007
1423 - October 19, 2007     1458 - December 12, 2007
1424 - October 22, 2007     1459 - December 13, 2007
1425 - October 23, 2007     1460 - December 14, 2007
1426 - October 24, 2007     1461 - December 17, 2007
1427 - October 25, 2007     1462 - December 18, 2007
1428 - October 26, 2007     1463 - December 19, 2007
1429 - October 29, 2007     1464 - December 20, 2007
1430 - October 30, 2007     1465 - December 21, 2007
1431 - October 31, 2007     1466 - December 24, 2007
1432 - November 1, 2007     1467 - December 26, 2007
1433 - November 2, 2007     1468 - December 27, 2007
1434 - November 5, 2007     1469 - December 28, 2007
1435 - November 6, 2007     1470 - December 31, 2007

                       STATEMENT OF ADDITIONAL INFORMATION

                                 March 31, 2008



                     INDIVIDUAL AND GROUP DEFERRED FIXED AND
                           VARIABLE ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT I
            OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)



This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated March 31, 2008. The Prospectus may be obtained from Jackson National Life Insurance Company of New York (Jackson of NYSM) by writing P.O. Box 378004, Denver, Colorado 80237-8004, or calling 1-800-599-5651. Not all Investment Divisions described in this SAI may be available for investment.






                                TABLE OF CONTENTS
                                                                           Page

General Information and History                                               2

Services                                                                      5

Purchase of Securities Being Offered                                          5

Underwriters                                                                  6

Calculation of Performance                                                    6

Additional Tax Information                                                    8

Annuity Provisions                                                           18

Net Investment Factor                                                        19

Financial Statements                                                         20



General Information and History

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson of NY. In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson National Life of NY is a wholly owned subsidiary of Jackson National Life Insurance Company (JacksonSM), and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index, the S&P MidCap 400 Index, or any other S&P Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P MidCap 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, S&P 400 Index, or any other S&P Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's  publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line
Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI  MAKES  NO  WARRANTY  CONCERNING  THE  SYSTEM,   EXPRESS  OR  IMPLIED,
INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)15 Fund or the JNL/Mellon Capital Management VIP Fund, or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"NYSE(R)" is a registered mark of, and "NYSE  International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. does not:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.
o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

--------------------------------------------------------------------------------
NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund. Specifically,

o NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
o The results to be obtained by the JNL/Mellon Capital Management NYSE(R) International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
o       The accuracy or completeness of the Index and its data;
o The merchantability and the fitness for a particular purpose or use of the Index and its data;
o NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
o Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management,  LLC and
NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other third parties.
--------------------------------------------------------------------------------

Services

Jackson of NY keeps the assets of the Separate Account. Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial  statements of JNLNY Separate  Account I and Jackson National
Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.

The aggregate amount of underwriting commissions paid to broker/dealers was $168,574 in 2005, $104,642 in 2006, and $132,331 in 2007. JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson of NY advertises performance for an Investment Division (except the JNL/Select Money Market Division (), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized   average  annual  total  return  for  a  specific  period  is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the Contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment, therefore Jackson of NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding Fund has been in existence for longer than the Investment Division, the non-standardized total return quotations will show the investment performance the Investment Division would have achieved (reduced by the applicable charges) had it been invested in the Fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than original cost.

Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                       6
            (  a-b    )
YIELD = 2  [(  --- + 1) -1]
            (  cd     )


Where:

     a = net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
     b = expenses for the Investment Division accrued for the period (net of reimbursements).
     c = the average daily number of accumulation units outstanding during the period.
     d = the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 7%.

Net  investment   income  will  be  determined  in  accordance  with  rules
established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Fund, is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE
OF A PERSONAL TAX ADVISER. JACKSON OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson of NY's Tax Status

Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Withholding Tax on Distributions

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification  standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson of NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson of NY or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 84 Investment Divisions and at least one Fixed Account option, although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30 day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway v. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the Conway decision, the IRS issued Notice 2003-51 announcing that pending the publication of final regulations, the IRS will consider all the facts and circumstances, using general principles of tax law, to determine whether a partial exchange and a subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the date on which the partial exchange was completed should be treated as an integrated transaction. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the  beneficiary.
The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval

The Contract and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary;
(4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY's administrative procedures. Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona  Governing  Committee
v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

        (a) Tax-Sheltered Annuities

        Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (b) Individual Retirement Annuities

        Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (c) Roth IRA Annuities

        Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $4,000 for calendar year 2007 and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

        Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

        Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

        Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

        (d) Pension and Profit-Sharing Plans

        The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (e) Eligible Deferred Compensation Plans -- Section 457

        Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of 100% of the participant's includible compensation, or the $15,000 elective deferral limitation in 2006. The limit is indexed for inflation in $500 increments annually thereafter. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,000. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

        In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

        All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

        In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

                *     attains age 70 1/2,

                *     severs employment,

                *     dies, or

                * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on a 3% per annum assumed investment rate.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% per annum.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an investment division from one valuation date to the next. The net investment factor for any investment division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

        (a) is the net result of:

            (1) the net asset value of a Fund's share held in the Investment
                Division determined as of the valuation date at the end of the valuation period, plus

            (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

            (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

        (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

        (c) is the asset charge factor determined by Jackson of NY for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Accumulation Unit Values
Base Contract - 1.40%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International Growth
Division

  Accumulation unit value:
    Beginning of period                    $13.26          $10.97          $10.05          $8.76          $6.91
    End of period                          $14.35          $13.26          $10.97         $10.05          $8.76
  Accumulation units outstanding
  at the end of period                    105,748         140,395         162,268         195,591        208,916

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/AIM International Growth
Division

  Accumulation unit value:
    Beginning of period                    $8.82           $11.23          $13.23         $10.15          $10.00
    End of period                          $6.91           $8.82           $11.23         $13.23          $10.15
  Accumulation units outstanding
  at the end of period                    247,489         279,777         266,204         106,235           -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                    $11.81          $11.10          $10.50          $9.68          $7.55
    End of period                          $13.47          $11.81          $11.10         $10.50          $9.68
  Accumulation units outstanding
  at the end of period                     40,241          50,912          66,736         81,026          27,037

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/AIM Large Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                    $10.27          $10.00           N/A             N/A            N/A
    End of period                          $7.55           $10.27           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,334           3,496            N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.44          $7.80
    End of period                           N/A             N/A             N/A            $9.23          $9.44
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            10,713

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/AIM Premier Equity
II Division(30)

  Accumulation unit value:
    Beginning of period                    $11.02          $10.00           N/A             N/A            N/A
    End of period                          $7.80           $11.02           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,017          5,549            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(831)

  Accumulation unit value:
    Beginning of period                    $15.26          $11.35          $10.00           N/A            N/A
    End of period                          $12.79          $15.26          $11.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,344           11,681           653             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/AIM Real Estate Division(831)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                    $13.76          $12.19          $11.40         $10.82          $7.92
    End of period                          $15.11          $13.76          $12.19         $11.40          $10.82
  Accumulation units outstanding
  at the end of period                     23,558          43,946          43,298         101,723         80,765

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/AIM Small Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                    $11.06          $10.00           N/A             N/A            N/A
    End of period                          $7.92           $11.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,013          3,530            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                    $10.96          $10.59          $9.56           $9.23          $6.92
    End of period                          $11.91          $10.96          $10.59          $9.56          $9.23
  Accumulation units outstanding
  at the end of period                       -            313,419         448,399         540,504        666,137

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                    $10.50          $12.10          $14.17         $10.74          $10.00
    End of period                          $6.92           $10.50          $12.10         $14.17          $10.74
  Accumulation units outstanding
  at the end of period                    658,490         810,513         971,767         587,023         3,613


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital Growth
Division(19)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $5.76           $5.50          $4.49
    End of period                           N/A             N/A            $9.03           $5.76          $5.50
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            151,048        258,617

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Alliance Capital Growth
Division(19)

  Accumulation unit value:
    Beginning of period                    $6.60           $7.83           $10.00           N/A            N/A
    End of period                          $4.49           $6.60           $7.83            N/A            N/A
  Accumulation units outstanding
  at the end of period                    194,236         187,048         111,099           N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian Global
Balanced Division(19)

  Accumulation unit value:
    Beginning of period                    $12.57          $11.51          $10.60          $9.83          $8.76
    End of period                          $13.38          $12.57          $11.51         $10.60          $9.83
  Accumulation units outstanding
  at the end of period                    159,903         196,447         205,645         243,101        247,035

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Capital Guardian Global
Balanced Division(19)

  Accumulation unit value:
    Beginning of period                    $9.51           $10.10          $10.00           N/A            N/A
    End of period                          $8.76           $9.51           $10.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                    332,836         294,499         129,621           N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian Global
Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $12.46          $11.15          $10.09          $9.19          $7.52
    End of period                          $14.82          $12.46          $11.15         $10.09          $9.19
  Accumulation units outstanding
  at the end of period                    169,062         223,319         299,400         349,485        420,420

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Capital Guardian Global
Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $10.46          $13.87          $17.21         $10.61          $10.00
    End of period                          $7.52           $10.46          $13.87         $17.21          $10.61
  Accumulation units outstanding
  at the end of period                    590,048         812,892        1,039,823        289,870         2,772

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian International
Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Capital Guardian International
Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian U.S.
Growth Equity Division(8)

  Accumulation unit value:
    Beginning of period                    $9.83           $9.53           $9.24           $8.39          $6.28
    End of period                          $10.64          $9.83           $9.53           $9.24          $8.39
  Accumulation units outstanding
  at the end of period                    272,668         348,474         490,656         607,547        754,444

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Capital Guardian U.S.
Growth Equity Division(8)

  Accumulation unit value:
    Beginning of period                    $9.07           $13.17          $16.90         $10.00           N/A
    End of period                          $6.28           $9.07           $13.17         $16.90           N/A
  Accumulation units outstanding
  at the end of period                   1,152,993       1,510,196       1,779,698        875,270          N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.72           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,853           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(10)

  Accumulation unit value:
    Beginning of period                    $11.83          $10.68          $10.47          $9.99          $8.13
    End of period                          $11.73          $11.83          $10.68         $10.47          $9.99
  Accumulation units outstanding
  at the end of period                     57,240          76,656         100,854         121,478        134,332

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Eagle Core Equity Division(10)

  Accumulation unit value:
    Beginning of period                    $10.38          $11.67          $11.81         $10.00           N/A
    End of period                          $8.13           $10.38          $11.67         $11.81           N/A
  Accumulation units outstanding
  at the end of period                    148,249         137,334         138,938         71,996           N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(16)

  Accumulation unit value:
    Beginning of period                    $16.96          $14.32          $14.16         $12.09          $8.76
    End of period                          $18.74          $16.96          $14.32         $14.16          $12.09
  Accumulation units outstanding
  at the end of period                     71,658         115,137         146,270         221,476        176,408

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Eagle SmallCap Equity
Division(16)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.51          $12.28         $10.00           N/A
    End of period                          $8.76           $11.50          $10.51         $12.28           N/A
  Accumulation units outstanding
  at the end of period                    179,411         215,372         172,564         75,042           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.96            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,656           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,558           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1220)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.88           N/A             N/A            N/A
    End of period                          $10.92          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,163          1,019            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Franklin Templeton
Income Division(1220)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,730           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(858)

  Accumulation unit value:
    Beginning of period                    $12.26          $10.56          $10.00           N/A            N/A
    End of period                          $11.35          $12.26          $10.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,315          13,802          1,850            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Franklin Templeton
Small Cap Value Division(858)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(7)

  Accumulation unit value:
    Beginning of period                    $14.83          $14.37          $14.20         $13.47          $12.03
    End of period                          $15.65          $14.83          $14.37         $14.20          $13.47
  Accumulation units outstanding
  at the end of period                     69,018          60,699         104,018         119,708        140,087

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Goldman Sachs Core
Plus Bond Division(7)

  Accumulation unit value:
    Beginning of period                    $11.25          $10.69          $10.11         $10.00           N/A
    End of period                          $12.03          $11.25          $10.69         $10.11           N/A
  Accumulation units outstanding
  at the end of period                    150,296         137,754          81,785         53,100           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid Cap
Value Division(879)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.13          $10.00           N/A            N/A
    End of period                          $11.71          $11.56          $10.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,244           1,519           1,000            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Goldman Sachs Mid Cap
Value Division(879)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.21          $10.00           N/A             N/A            N/A
    End of period                          $10.56          $10.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,792           274             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(224)

  Accumulation unit value:
    Beginning of period                    $25.64          $19.70          $16.85         $13.94          $10.14
    End of period                          $28.30          $25.64          $19.70         $16.85          $13.94
  Accumulation units outstanding
  at the end of period                     33,228          38,415          23,966         20,314          15,657

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/JPMorgan International
Value Division(224)

  Accumulation unit value:
    Beginning of period                    $10.05           N/A             N/A             N/A            N/A
    End of period                          $10.14           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,403            N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $11.95          $10.81          $10.33          $8.88          $6.64
    End of period                          $12.72          $11.95          $10.81         $10.33          $8.88
  Accumulation units outstanding
  at the end of period                    251,367         318,939         409,293         490,516        614,466

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $9.51           $16.12          $25.05         $11.34          $10.00
    End of period                          $6.64           $9.51           $16.12         $25.05          $11.34
  Accumulation units outstanding
  at the end of period                    877,987        1,209,067       1,361,578        640,394          398

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $12.98          $12.74          $12.63         $12.33          $12.36
    End of period                          $13.61          $12.98          $12.74         $12.63          $12.33
  Accumulation units outstanding
  at the end of period                    148,535         178,946         228,341         250,527        360,386

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $11.24          $10.65          $9.70          $10.09          $10.00
    End of period                          $12.36          $11.24          $10.65          $9.70          $10.09
  Accumulation units outstanding
  at the end of period                    529,822         369,022         270,579         157,802         1,005


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging Markets
Division

  Accumulation unit value:
    Beginning of period                    $10.89          $10.00           N/A             N/A            N/A
    End of period                          $14.15          $10.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,050          2,674            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Lazard Emerging Markets
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(30)

  Accumulation unit value:
    Beginning of period                    $17.43          $15.43          $14.38         $11.69          $9.20
    End of period                          $16.74          $17.43          $15.43         $14.38          $11.69
  Accumulation units outstanding
  at the end of period                     34,051          47,803          54,074         58,121          25,318

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Lazard Mid Cap Value
Division(30)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.00           N/A             N/A            N/A
    End of period                          $9.20           $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,614          11,848           N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value
Division(30)

  Accumulation unit value:
    Beginning of period                    $16.66          $14.46          $14.02         $12.32          $9.00
    End of period                          $15.31          $16.66          $14.46         $14.02          $12.32
  Accumulation units outstanding
  at the end of period                     30,014          48,125          68,045         81,550         112,603

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Lazard Small Cap Value
Division(30)

  Accumulation unit value:
    Beginning of period                    $11.02          $10.00           N/A             N/A            N/A
    End of period                          $9.00           $11.02           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,391          6,583            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $10.47          $12.15           N/A             N/A            N/A
    End of period                          $10.03          $10.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,013          33,422           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(204)

  Accumulation unit value:
    Beginning of period                    $16.29          $15.22          $15.92         $13.24          $10.15
    End of period                          $16.13          $16.29          $15.22         $15.92          $13.24
  Accumulation units outstanding
  at the end of period                       -               -             37,158         46,011          7,489

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM 25 Division (NY)(204)

  Accumulation unit value:
    Beginning of period                    $9.05            N/A             N/A             N/A            N/A
    End of period                          $10.15           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      269             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(202)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.54          $10.50         $10.27          $10.12
    End of period                          $11.31          $10.78          $10.54         $10.50          $10.27
  Accumulation units outstanding
  at the end of period                     26,425          16,530          13,261         16,465          3,591

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Bond Index Division(202)

  Accumulation unit value:
    Beginning of period                    $10.01           N/A             N/A             N/A            N/A
    End of period                          $10.12           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      455             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $16.56          $12.34          $12.39         $10.68          $10.00
    End of period                          $17.04          $16.56          $12.34         $12.39          $10.68
  Accumulation units outstanding
  at the end of period                     8,466           5,109           4,428           4,699            -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $11.90          $10.64          $11.06         $10.18          $10.00
    End of period                          $10.81          $11.90          $10.64         $11.06          $10.18
  Accumulation units outstanding
  at the end of period                       -             2,119           4,685            399             -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(204)

  Accumulation unit value:
    Beginning of period                    $17.21          $13.48          $14.49         $14.26          $11.48
    End of period                          $18.09          $17.21          $13.48         $14.49          $14.26
  Accumulation units outstanding
  at the end of period                       -             18,182          20,192         28,460          7,356

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Dow 10 Division (NY)(204)

  Accumulation unit value:
    Beginning of period                    $9.37            N/A             N/A             N/A            N/A
    End of period                          $11.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      214             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.43            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,195            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division
(NY)(1004)

  Accumulation unit value:
    Beginning of period                    $11.85          $9.94            N/A             N/A            N/A
    End of period                          $11.15          $11.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              707             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Dow Dividend Division
(NY)(1004)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P 500
Stock Index Division(204)

  Accumulation unit value:
    Beginning of period                    $17.60          $15.28          $14.86         $13.55          $10.64
    End of period                          $18.01          $17.60          $15.28         $14.86          $13.55
  Accumulation units outstanding
  at the end of period                     4,562           5,077           12,224         14,956          14,618

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Enhanced S&P 500
Stock Index Division(204)

  Accumulation unit value:
    Beginning of period                    $9.37            N/A             N/A             N/A            N/A
    End of period                          $10.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      406             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $14.02          $11.98          $11.45         $10.23          $10.00
    End of period                          $11.43          $14.02          $11.98         $11.45          $10.23
  Accumulation units outstanding
  at the end of period                     4,080           2,233           3,103           2,040           102

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(308)

  Accumulation unit value:
    Beginning of period                    $24.35          $17.65          $16.25         $12.96          $9.13
    End of period                          $25.96          $24.35          $17.65         $16.25          $12.96
  Accumulation units outstanding
  at the end of period                       -             27,961          31,011         29,544          3,378

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Global 15 Division
(NY)(308)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $11.60          $11.06          $10.43         $10.22          $10.00
    End of period                          $12.30          $11.60          $11.06         $10.43          $10.22
  Accumulation units outstanding
  at the end of period                     4,266           4,926           7,571           4,390           122

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International Index
Division(201)

  Accumulation unit value:
    Beginning of period                    $22.76          $18.38          $16.45         $13.96          $10.31
    End of period                          $24.77          $22.76          $18.38         $16.45          $13.96
  Accumulation units outstanding
  at the end of period                     29,362          37,656          31,405         20,655           108

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM International Index
Division(201)

  Accumulation unit value:
    Beginning of period                    $9.66            N/A             N/A             N/A            N/A
    End of period                          $10.31           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                    $14.27          $12.18          $11.16         $10.00           N/A
    End of period                          $14.27          $14.27          $12.18         $11.16           N/A
  Accumulation units outstanding
  at the end of period                    217,350         118,555          40,611          6,177           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.73          $10.00           N/A             N/A            N/A
    End of period                          $12.02          $10.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,635           1,910            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(732)

  Accumulation unit value:
    Beginning of period                    $9.99           $9.69           $9.91          $10.00           N/A
    End of period                          $11.36          $9.99           $9.69           $9.91           N/A
  Accumulation units outstanding
  at the end of period                       -             2,498           2,527           1,300           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Nasdaq 15 Division
(NY)(732)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.32           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,032            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1304)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      417             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM NYSE International
25 Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $22.26          $18.69          $13.86         $10.54          $10.00
    End of period                          $29.70          $22.26          $18.69         $13.86          $10.54
  Accumulation units outstanding
  at the end of period                     13,269          25,196          18,271          6,794            -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(223)

  Accumulation unit value:
    Beginning of period                    $17.28          $16.76          $12.39         $10.66          $9.07
    End of period                          $17.81          $17.28          $16.76         $12.39          $10.66
  Accumulation units outstanding
  at the end of period                       -             35,597          35,607         41,846          9,522

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM S&P 10 Division (NY)(223)

  Accumulation unit value:
    Beginning of period                    $8.89            N/A             N/A             N/A            N/A
    End of period                          $9.07            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)(1060)

  Accumulation unit value:
    Beginning of period                    $10.21          $10.00           N/A             N/A            N/A
    End of period                          $10.98          $10.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM S&P 24 Division (NY)(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(235)

  Accumulation unit value:
    Beginning of period                    $18.88          $17.45          $15.80         $13.84          $10.43
    End of period                          $20.00          $18.88          $17.45         $15.80          $13.84
  Accumulation units outstanding
  at the end of period                     25,333          31,794          28,548         29,666          6,201

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM S&P 400 MidCap
Index Division(235)

  Accumulation unit value:
    Beginning of period                    $10.90           N/A             N/A             N/A            N/A
    End of period                          $10.43           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(209)

  Accumulation unit value:
    Beginning of period                    $16.96          $14.95          $14.52         $13.38          $10.62
    End of period                          $17.54          $16.96          $14.95         $14.52          $13.38
  Accumulation units outstanding
  at the end of period                     45,075          67,983          68,716         61,493          42,149

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM S&P 500 Index Division(209)

  Accumulation unit value:
    Beginning of period                    $10.62           N/A             N/A             N/A            N/A
    End of period                          $10.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      580             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $9.73            N/A             N/A             N/A            N/A
    End of period                          $8.73            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,061           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(308)

  Accumulation unit value:
    Beginning of period                    $20.50          $18.18          $16.96         $15.32          $10.73
    End of period                          $17.31          $20.50          $18.18         $16.96          $15.32
  Accumulation units outstanding
  at the end of period                       -               -             14,349          9,453          26,923

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Select Small-Cap
Division (NY)(308)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(235)

  Accumulation unit value:
    Beginning of period                    $20.88          $18.03          $17.54         $15.15          $10.53
    End of period                          $20.16          $20.88          $18.03         $17.54          $15.15
  Accumulation units outstanding
  at the end of period                     22,716          37,027          31,593         40,476          61,214

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Small Cap Index
Division(235)

  Accumulation unit value:
    Beginning of period                    $11.17           N/A             N/A             N/A            N/A
    End of period                          $10.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       62             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $10.95          $10.15          $10.05         $10.08          $10.00
    End of period                          $12.37          $10.95          $10.15         $10.05          $10.08
  Accumulation units outstanding
  at the end of period                     1,652           3,171           4,007           1,251            -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division
(NY)(682)

  Accumulation unit value:
    Beginning of period                    $15.74          $16.21          $11.82         $10.00           N/A
    End of period                          $18.62          $15.74          $16.21         $11.82           N/A
  Accumulation units outstanding
  at the end of period                       -             19,255          20,520          5,938           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Value Line 25 Division
(NY)(682)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.95            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,956           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Value Line 30 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(732)

  Accumulation unit value:
    Beginning of period                    $11.99          $10.84          $10.01         $10.00           N/A
    End of period                          $13.10          $11.99          $10.84         $10.01           N/A
  Accumulation units outstanding
  at the end of period                     18,152          4,169           2,954           2,000           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM VIP Division(732)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $14.67          $12.72          $11.34          $9.75          $7.03
    End of period                          $15.38          $14.67          $12.72         $11.34          $9.75
  Accumulation units outstanding
  at the end of period                     64,230          87,485          87,841         110,221         86,668

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $9.18           $10.00           N/A             N/A            N/A
    End of period                          $7.03           $9.18            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     44,574          28,067           N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $9.28           $8.97           $8.33           $8.11          $6.98
    End of period                          $10.03          $9.28           $8.97           $8.33          $8.11
  Accumulation units outstanding
  at the end of period                       -             22,704          26,009         22,355          20,888

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $9.48           $10.00           N/A             N/A            N/A
    End of period                          $6.98           $9.48            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,681          14,065           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.94           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,194            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(30)

  Accumulation unit value:
    Beginning of period                    $11.50          $11.27          $11.17         $10.84          $10.49
    End of period                          $12.27          $11.50          $11.27         $11.17          $10.84
  Accumulation units outstanding
  at the end of period                    153,232         171,340         187,892         207,534        244,216

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/PIMCO Total Return
Bond Division(30)

  Accumulation unit value:
    Beginning of period                    $9.78           $10.00           N/A             N/A            N/A
    End of period                          $10.49          $9.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    346,827          6,337            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core Equity
Division

  Accumulation unit value:
    Beginning of period                    $10.44          $9.31           $8.68           $7.79          $6.21
    End of period                          $9.55           $10.44          $9.31           $8.68          $7.79
  Accumulation units outstanding
  at the end of period                    130,774         170,585         266,507         310,681        383,136

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/PPM America Core Equity
Division

  Accumulation unit value:
    Beginning of period                    $8.30           $11.22          $13.85         $10.85          $10.00
    End of period                          $6.21           $8.30           $11.22         $13.85          $10.85
  Accumulation units outstanding
  at the end of period                    447,379         570,629         695,321         423,138           -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High Yield
Bond Division(944)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $11.41          $9.75
    End of period                           N/A             N/A             N/A           $11.80          $11.41
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           329,149

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/PPM America High Yield
Bond Division(944)

  Accumulation unit value:
    Beginning of period                    $9.69           $9.30           $9.99          $10.02          $10.00
    End of period                          $9.75           $9.69           $9.30           $9.99          $10.02
  Accumulation units outstanding
  at the end of period                    348,484         374,752         234,345         183,384         1,014

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $11.25          $10.32          $10.29         $10.00           N/A
    End of period                          $10.97          $11.25          $10.32         $10.29           N/A
  Accumulation units outstanding
  at the end of period                    129,913         168,115         184,196         225,141          N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/PPM America High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value Equity
Division

  Accumulation unit value:
    Beginning of period                    $11.49          $10.31          $9.97           $9.21          $7.50
    End of period                          $10.70          $11.49          $10.31          $9.97          $9.21
  Accumulation units outstanding
  at the end of period                    199,884         282,777         393,800         459,571        551,265

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/PPM America Value Equity
Division

  Accumulation unit value:
    Beginning of period                    $9.49           $10.27          $9.74           $9.98          $10.00
    End of period                          $7.50           $9.49           $10.27          $9.74          $9.98
  Accumulation units outstanding
  at the end of period                    641,010         856,274         751,954         541,720          991

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(19)

  Accumulation unit value:
    Beginning of period                    $9.04           $8.67           $7.85           $6.71          $5.10
    End of period                          $8.85           $9.04           $8.67           $7.85          $6.71
  Accumulation units outstanding
  at the end of period                       -             44,669          58,999         73,759          77,351

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Putnam Midcap Growth
Division(19)

  Accumulation unit value:
    Beginning of period                    $7.31           $10.16          $10.00           N/A            N/A
    End of period                          $5.10           $7.31           $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     95,105         108,905          54,727           N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive Advantage
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Competitive Advantage
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(225)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $12.58          $10.45
    End of period                           N/A             N/A             N/A           $12.81          $12.58
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             609

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Core Index 100
Division(225)

  Accumulation unit value:
    Beginning of period                    $10.42           N/A             N/A             N/A            N/A
    End of period                          $10.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      614             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(262)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.53          $10.20
    End of period                           N/A             N/A             N/A           $13.80          $13.53
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            4,967

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Core Index 50 Division(262)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(338)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.06          $11.40
    End of period                           N/A             N/A             N/A           $13.34          $13.06
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,692

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Core Index 75 Division(338)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,021            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Moderate
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Disciplined Moderate
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Disciplined Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(15)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.22          $7.20
    End of period                           N/A             N/A             N/A            $9.43          $9.22
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           126,813

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Equity Aggressive
Growth Division I(15)

  Accumulation unit value:
    Beginning of period                    $9.51           $11.18          $13.37         $10.00           N/A
    End of period                          $7.20           $9.51           $11.18         $13.37           N/A
  Accumulation units outstanding
  at the end of period                    124,073         121,725         124,653         47,070           N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division
I(14)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.15          $7.16
    End of period                           N/A             N/A             N/A            $9.33          $9.15
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           518,314

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Equity Growth Division
I(14)

  Accumulation unit value:
    Beginning of period                    $9.48           $11.22          $13.23         $10.00           N/A
    End of period                          $7.16           $9.48           $11.22         $13.23           N/A
  Accumulation units outstanding
  at the end of period                    373,777         427,726         350,150         110,742          N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(12)

  Accumulation unit value:
    Beginning of period                    $13.03          $11.43          $10.68          $9.62          $7.69
    End of period                          $14.02          $13.03          $11.43         $10.68          $9.62
  Accumulation units outstanding
  at the end of period                    304,306         446,173         742,158         950,566        336,554

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Managed Aggressive
Growth Division(12)

  Accumulation unit value:
    Beginning of period                    $9.55           $10.83          $12.11         $10.00           N/A
    End of period                          $7.69           $9.55           $10.83         $12.11           N/A
  Accumulation units outstanding
  at the end of period                    376,019         376,344         399,096         99,418           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(748)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.27          $10.00           N/A            N/A
    End of period                          $11.44          $10.92          $10.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,494          2,641           2,643            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Managed Conservative
Division(748)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(12)

  Accumulation unit value:
    Beginning of period                    $13.77          $12.24          $11.55         $10.51          $8.76
    End of period                          $14.76          $13.77          $12.24         $11.55          $10.51
  Accumulation units outstanding
  at the end of period                    469,824         550,401         702,545         827,637        856,656

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Managed Growth Division(12)

  Accumulation unit value:
    Beginning of period                    $10.14          $11.10          $11.76         $10.00           N/A
    End of period                          $8.76           $10.14          $11.10         $11.76           N/A
  Accumulation units outstanding
  at the end of period                    712,046         686,180         374,272         107,947          N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(702)

  Accumulation unit value:
    Beginning of period                    $11.64          $10.69          $10.32         $10.00           N/A
    End of period                          $12.36          $11.64          $10.69         $10.32           N/A
  Accumulation units outstanding
  at the end of period                     18,357          25,172          19,294         12,314           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Managed Moderate
Division(702)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(13)

  Accumulation unit value:
    Beginning of period                    $13.17          $11.91          $11.35         $10.50          $9.05
    End of period                          $14.11          $13.17          $11.91         $11.35          $10.50
  Accumulation units outstanding
  at the end of period                    444,864         592,149         642,846         724,785        713,186

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Managed Moderate
Growth Division(13)

  Accumulation unit value:
    Beginning of period                    $10.02          $10.67          $11.00         $10.00           N/A
    End of period                          $9.05           $10.02          $10.67         $11.00           N/A
  Accumulation units outstanding
  at the end of period                    614,379         472,893         259,894         112,158          N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(992)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.00           N/A             N/A            N/A
    End of period                          $11.69          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Retirement 2015
Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(992)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.00           N/A             N/A            N/A
    End of period                          $11.85          $10.98           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Retirement 2020
Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(992)

  Accumulation unit value:
    Beginning of period                    $11.05          $10.00           N/A             N/A            N/A
    End of period                          $12.00          $11.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Retirement 2025
Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(992)

  Accumulation unit value:
    Beginning of period                    $10.60          $10.00           N/A             N/A            N/A
    End of period                          $11.17          $10.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,039             -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Retirement Income
Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(11)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $8.67          $6.74
    End of period                           N/A             N/A             N/A            $8.88          $8.67
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           103,383

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Very Aggressive
Growth Division I(11)

  Accumulation unit value:
    Beginning of period                    $8.89           $10.46          $12.80         $10.00           N/A
    End of period                          $6.74           $8.89           $10.46         $12.80           N/A
  Accumulation units outstanding
  at the end of period                     92,752         127,166          96,855         15,526           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(7)

  Accumulation unit value:
    Beginning of period                    $16.93          $15.10          $14.54         $13.30          $11.10
    End of period                          $17.94          $16.93          $15.10         $14.54          $13.30
  Accumulation units outstanding
  at the end of period                    129,403         169,547         248,097         308,410        380,983

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Select Balanced Division(7)

  Accumulation unit value:
    Beginning of period                    $11.47          $10.52          $9.86          $10.00           N/A
    End of period                          $11.10          $11.47          $10.52          $9.86           N/A
  Accumulation units outstanding
  at the end of period                    351,322         384,694         292,695         189,390          N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $11.27          $10.93          $10.79         $10.86          $10.96
    End of period                          $11.64          $11.27          $10.93         $10.79          $10.86
  Accumulation units outstanding
  at the end of period                     69,351         149,110         272,534         150,872        146,087

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $11.00          $10.79          $10.33         $10.01          $10.00
    End of period                          $10.96          $11.00          $10.79         $10.33          $10.01
  Accumulation units outstanding
  at the end of period                    414,805         513,915         390,287         110,543          200

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(216)

  Accumulation unit value:
    Beginning of period                    $20.91          $17.53          $16.44         $14.53          $10.93
    End of period                          $22.23          $20.91          $17.53         $16.44          $14.53
  Accumulation units outstanding
  at the end of period                     20,974          26,695          28,346         29,814          2,607

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Select Value Division(216)

  Accumulation unit value:
    Beginning of period                    $10.56           N/A             N/A             N/A            N/A
    End of period                          $10.93           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       68             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(9)

  Accumulation unit value:
    Beginning of period                    $13.45          $12.00          $11.47         $10.58          $8.22
    End of period                          $10.18          $13.45          $12.00         $11.47          $10.58
  Accumulation units outstanding
  at the end of period                    408,372         271,855         358,436         336,917        353,669

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/T.Rowe Price Established
Growth Division(9)

  Accumulation unit value:
    Beginning of period                    $10.87          $12.28          $12.50         $10.00           N/A
    End of period                          $8.22           $10.87          $12.28         $12.50           N/A
  Accumulation units outstanding
  at the end of period                    381,588         519,112         466,612         268,215          N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $19.32          $18.34          $16.30         $14.01          $10.25
    End of period                          $22.33          $19.32          $18.34         $16.30          $14.01
  Accumulation units outstanding
  at the end of period                    139,816         210,918         302,040         396,980        438,725

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $13.31          $13.71          $12.97         $10.95          $10.00
    End of period                          $10.25          $13.31          $13.71         $12.97          $10.95
  Accumulation units outstanding
  at the end of period                    345,575         450,065         476,086         170,064           -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(19)

  Accumulation unit value:
    Beginning of period                    $16.15          $13.65          $13.04         $11.48          $8.96
    End of period                          $16.06          $16.15          $13.65         $13.04          $11.48
  Accumulation units outstanding
  at the end of period                    104,735         133,065         189,127         197,427        178,918

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/T.Rowe Price Value Division(19)

  Accumulation unit value:
    Beginning of period                    $10.93          $11.00          $10.00           N/A            N/A
    End of period                          $8.96           $10.93          $11.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                    207,120         199,719          35,883           N/A            N/A


Accumulation Unit Values
Contract with Endorsements - 1.82%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International Growth
Division(27)

  Accumulation unit value:
    Beginning of period                    $12.92          $10.73          $9.87           $8.64          $6.85
    End of period                          $13.92          $12.92          $10.73          $9.87          $8.64
  Accumulation units outstanding
  at the end of period                     35,826          34,148          32,200         53,761          39,173

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/AIM International Growth
Division(27)

  Accumulation unit value:
    Beginning of period                    $8.78           $10.00           N/A             N/A            N/A
    End of period                          $6.85           $8.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,089          29,086           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(33)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.50          $9.97           $9.23          $7.23
    End of period                          $12.64          $11.12          $10.50          $9.97          $9.23
  Accumulation units outstanding
  at the end of period                     30,581          18,982          26,634         33,894          21,915

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/AIM Large Cap Growth
Division(33)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $7.23            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,485            N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $8.64          $7.17
    End of period                           N/A             N/A             N/A            $8.44          $8.64
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            21,424

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/AIM Premier Equity
II Division(30)

  Accumulation unit value:
    Beginning of period                    $10.18          $10.00           N/A             N/A            N/A
    End of period                          $7.17           $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,687          1,030            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                    $14.90          $11.13          $10.00           N/A            N/A
    End of period                          $12.44          $14.90          $11.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,803          21,282          1,968            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(41)

  Accumulation unit value:
    Beginning of period                    $12.59          $11.20          $10.52         $10.02          $7.37
    End of period                          $13.77          $12.59          $11.20         $10.52          $10.02
  Accumulation units outstanding
  at the end of period                     18,673          19,746          24,880         38,089          47,917

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/AIM Small Cap Growth
Division(41)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $7.37            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     44,270           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $8.95           $8.68           $7.87           $7.63          $5.75
    End of period                          $9.71           $8.95           $8.68           $7.87          $7.63
  Accumulation units outstanding
  at the end of period                       -             39,609          66,821         53,814          58,546

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Alger Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $8.76           $10.00           N/A             N/A            N/A
    End of period                          $5.75           $8.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     55,954          32,543           N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital Growth
Division(27)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $7.54           $7.22          $5.91
    End of period                           N/A             N/A            $8.76           $7.54          $7.22
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            62,717          78,722

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Alliance Capital Growth
Division(27)

  Accumulation unit value:
    Beginning of period                    $8.73           $10.00           N/A             N/A            N/A
    End of period                          $5.91           $8.73            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     69,968          48,452           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian Global
Balanced Division(27)

  Accumulation unit value:
    Beginning of period                    $12.49          $11.48          $10.62          $9.89          $8.85
    End of period                          $13.24          $12.49          $11.48         $10.62          $9.89
  Accumulation units outstanding
  at the end of period                     90,614          99,061         104,252         117,599        124,109

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Capital Guardian Global
Balanced Division(27)

  Accumulation unit value:
    Beginning of period                    $9.65           $10.00           N/A             N/A            N/A
    End of period                          $8.85           $9.65            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    127,582          97,139           N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian Global
Diversified Research Division(709)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.36          $10.35         $10.00           N/A
    End of period                          $13.65          $11.53          $10.36         $10.35           N/A
  Accumulation units outstanding
  at the end of period                     18,518          5,378            163            2,951           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Capital Guardian Global
Diversified Research Division(709)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian International
Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Capital Guardian International
Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian U.S.
Growth Equity Division(27)

  Accumulation unit value:
    Beginning of period                    $8.54           $8.31           $8.08           $7.37          $5.54
    End of period                          $9.20           $8.54           $8.31           $8.08          $7.37
  Accumulation units outstanding
  at the end of period                     48,941          32,946          36,356         43,540          48,332

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Capital Guardian U.S.
Growth Equity Division(27)

  Accumulation unit value:
    Beginning of period                    $8.04           $10.00           N/A             N/A            N/A
    End of period                          $5.54           $8.04            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     62,428          45,096           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,513            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(27)

  Accumulation unit value:
    Beginning of period                    $10.31          $9.35           $9.21           $8.82          $7.21
    End of period                          $10.19          $10.31          $9.35           $9.21          $8.82
  Accumulation units outstanding
  at the end of period                     92,502          87,280          95,571         101,619         88,510

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Eagle Core Equity Division(27)

  Accumulation unit value:
    Beginning of period                    $9.24           $10.00           N/A             N/A            N/A
    End of period                          $7.21           $9.24            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     83,118          50,386           N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(27)

  Accumulation unit value:
    Beginning of period                    $13.98          $11.85          $11.77         $10.09          $7.34
    End of period                          $15.38          $13.98          $11.85         $11.77          $10.09
  Accumulation units outstanding
  at the end of period                     19,605          22,876          29,123         52,871          45,774

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Eagle SmallCap Equity
Division(27)

  Accumulation unit value:
    Beginning of period                    $9.68           $10.00           N/A             N/A            N/A
    End of period                          $7.34           $9.68            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,743          29,248           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,719           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.85          $10.00           N/A             N/A            N/A
    End of period                          $10.85          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,503           8,828            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      923             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $12.08          $10.45          $10.00           N/A            N/A
    End of period                          $11.13          $12.08          $10.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,861           11,273          2,413            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(27)

  Accumulation unit value:
    Beginning of period                    $13.32          $12.95          $12.85         $12.24          $10.98
    End of period                          $13.99          $13.32          $12.95         $12.85          $12.24
  Accumulation units outstanding
  at the end of period                     79,021          63,797          81,199         82,876         108,509

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Goldman Sachs Core
Plus Bond Division(27)

  Accumulation unit value:
    Beginning of period                    $10.32          $10.00           N/A             N/A            N/A
    End of period                          $10.98          $10.32           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     54,074          32,906           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid Cap
Value Division(879)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.11          $10.00           N/A            N/A
    End of period                          $11.60          $11.49          $10.11           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,053           2,793            575             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Goldman Sachs Mid Cap
Value Division(879)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.19          $10.00           N/A             N/A            N/A
    End of period                          $10.48          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,686           2,344            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(352)

  Accumulation unit value:
    Beginning of period                    $25.18          $19.43          $16.69         $13.87          $11.24
    End of period                          $27.69          $25.18          $19.43         $16.69          $13.87
  Accumulation units outstanding
  at the end of period                     19,616          37,368          31,296         28,566          19,293

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/JPMorgan International
Value Division(352)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth
Division(27)

  Accumulation unit value:
    Beginning of period                    $9.04           $8.21           $7.88           $6.80          $5.10
    End of period                          $9.58           $9.04           $8.21           $7.88          $6.80
  Accumulation units outstanding
  at the end of period                     71,446          52,670          65,588         60,794          73,598

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/JPMorgan MidCap Growth
Division(27)

  Accumulation unit value:
    Beginning of period                    $7.34           $10.00           N/A             N/A            N/A
    End of period                          $5.10           $7.34            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     72,661          53,332           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(27)

  Accumulation unit value:
    Beginning of period                    $11.83          $11.67          $11.61         $11.38          $11.45
    End of period                          $12.35          $11.83          $11.67         $11.61          $11.38
  Accumulation units outstanding
  at the end of period                     55,381         108,488         151,988         162,589        172,311

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/JPMorgan U.S. Government
& Quality Bond Division(27)

  Accumulation unit value:
    Beginning of period                    $10.46          $10.00           N/A             N/A            N/A
    End of period                          $11.45          $10.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    221,733         119,751           N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging Markets
Division

  Accumulation unit value:
    Beginning of period                    $10.86          $10.00           N/A             N/A            N/A
    End of period                          $14.05          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,348          10,088           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Lazard Emerging Markets
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(30)

  Accumulation unit value:
    Beginning of period                    $16.54          $14.70          $13.76         $11.23          $8.88
    End of period                          $15.82          $16.54          $14.70         $13.76          $11.23
  Accumulation units outstanding
  at the end of period                     19,506          24,255          36,895         45,675          41,555

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Lazard Mid Cap Value
Division(30)

  Accumulation unit value:
    Beginning of period                    $10.52          $10.00           N/A             N/A            N/A
    End of period                          $8.88           $10.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,897          2,175            N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value
Division(30)

  Accumulation unit value:
    Beginning of period                    $16.01          $13.95          $13.58         $11.98          $8.79
    End of period                          $14.65          $16.01          $13.95         $13.58          $11.98
  Accumulation units outstanding
  at the end of period                     13,303          18,139          27,337         36,297          46,586

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Lazard Small Cap Value
Division(30)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.00           N/A             N/A            N/A
    End of period                          $8.79           $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,496          5,125            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                    $10.44          $10.00           N/A             N/A            N/A
    End of period                          $9.96           $10.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,545           10,468           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(211)

  Accumulation unit value:
    Beginning of period                    $15.84          $15.01          $15.77         $13.17          $10.14
    End of period                          $15.77          $15.84          $15.01         $15.77          $13.17
  Accumulation units outstanding
  at the end of period                       -               -             7,020           6,702          2,853

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM 25 Division (NY)(211)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $10.14           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,257            N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(335)

  Accumulation unit value:
    Beginning of period                    $10.59          $10.40          $10.40         $10.22          $10.37
    End of period                          $11.06          $10.59          $10.40         $10.40          $10.22
  Accumulation units outstanding
  at the end of period                     5,386           10,839          11,467          6,581          7,832

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Bond Index Division(335)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(528)

  Accumulation unit value:
    Beginning of period                    $13.87          $10.38          $10.47         $10.00           N/A
    End of period                          $14.21          $13.87          $10.38         $10.47           N/A
  Accumulation units outstanding
  at the end of period                     9,968           20,545          1,928           2,468           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Communications
Sector Division(528)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(211)

  Accumulation unit value:
    Beginning of period                    $16.90          $13.29          $14.35         $14.19          $11.46
    End of period                          $17.75          $16.90          $13.29         $14.35          $14.19
  Accumulation units outstanding
  at the end of period                       -             19,524          6,753           6,427          26,327

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Dow 10 Division (NY)(211)

  Accumulation unit value:
    Beginning of period                    $11.21           N/A             N/A             N/A            N/A
    End of period                          $11.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,106            N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.43            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,702            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.00           N/A             N/A            N/A
    End of period                          $11.07          $11.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,502            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P 500
Stock Index Division(252)

  Accumulation unit value:
    Beginning of period                    $17.29          $15.07          $14.72         $13.47          $11.19
    End of period                          $17.62          $17.29          $15.07         $14.72          $13.47
  Accumulation units outstanding
  at the end of period                     7,035           10,714          12,316         13,666          12,174

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Enhanced S&P 500
Stock Index Division(252)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $13.81          $11.85          $11.37         $10.21          $10.00
    End of period                          $11.21          $13.81          $11.85         $11.37          $10.21
  Accumulation units outstanding
  at the end of period                     1,383           3,653           3,648            35            1,220

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(234)

  Accumulation unit value:
    Beginning of period                    $23.92          $17.41          $16.09         $12.89          $10.10
    End of period                          $25.46          $23.92          $17.41         $16.09          $12.89
  Accumulation units outstanding
  at the end of period                       -             40,996          14,127         11,872          5,214

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Global 15 Division
(NY)(234)

  Accumulation unit value:
    Beginning of period                    $10.58           N/A             N/A             N/A            N/A
    End of period                          $10.10           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,171            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.94          $10.36         $10.19          $10.00
    End of period                          $12.06          $11.42          $10.94         $10.36          $10.19
  Accumulation units outstanding
  at the end of period                     2,749           4,075           4,543           3,454          1,976

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Healthcare Sector
Division(479)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International Index
Division(378)

  Accumulation unit value:
    Beginning of period                    $22.35          $18.13          $16.29         $13.88          $11.52
    End of period                          $24.23          $22.35          $18.13         $16.29          $13.88
  Accumulation units outstanding
  at the end of period                     40,870          44,161          35,092         20,163          1,567

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM International Index
Division(378)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(708)

  Accumulation unit value:
    Beginning of period                    $13.20          $11.31          $10.41         $10.00           N/A
    End of period                          $13.15          $13.20          $11.31         $10.41           N/A
  Accumulation units outstanding
  at the end of period                    245,229          85,098          25,158          9,335           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM JNL 5 Division(708)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.70          $10.00           N/A             N/A            N/A
    End of period                          $11.94          $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,866          3,138            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(815)

  Accumulation unit value:
    Beginning of period                    $11.46          $11.16          $10.00           N/A            N/A
    End of period                          $12.99          $11.46          $11.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              526             526             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Nasdaq 15 Division
(NY)(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.32           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      313             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1304)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      829             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM NYSE International
25 Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(552)

  Accumulation unit value:
    Beginning of period                    $19.79          $16.68          $12.42         $10.00           N/A
    End of period                          $26.29          $19.79          $16.68         $12.42           N/A
  Accumulation units outstanding
  at the end of period                     12,799          23,764          10,910          2,329           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Oil & Gas Sector
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(211)

  Accumulation unit value:
    Beginning of period                    $16.98          $16.54          $12.28         $10.60          $9.06
    End of period                          $17.47          $16.98          $16.54         $12.28          $10.60
  Accumulation units outstanding
  at the end of period                       -             18,834          28,872          9,391          4,260

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM S&P 10 Division (NY)(211)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $9.06            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,386            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)(1060)

  Accumulation unit value:
    Beginning of period                    $10.19          $10.00           N/A             N/A            N/A
    End of period                          $10.91          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM S&P 24 Division (NY)(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(231)

  Accumulation unit value:
    Beginning of period                    $18.54          $17.21          $15.65         $13.77          $10.42
    End of period                          $19.56          $18.54          $17.21         $15.65          $13.77
  Accumulation units outstanding
  at the end of period                     35,327          48,682          41,819         30,527          8,432

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM S&P 400 MidCap
Index Division(231)

  Accumulation unit value:
    Beginning of period                    $10.80           N/A             N/A             N/A            N/A
    End of period                          $10.42           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      140             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(231)

  Accumulation unit value:
    Beginning of period                    $16.66          $14.74          $14.38         $13.31          $10.61
    End of period                          $17.16          $16.66          $14.74         $14.38          $13.31
  Accumulation units outstanding
  at the end of period                     63,095          67,744          67,283         52,623          17,891

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM S&P 500 Index Division(231)

  Accumulation unit value:
    Beginning of period                    $11.23           N/A             N/A             N/A            N/A
    End of period                          $10.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      136             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $9.70            N/A             N/A             N/A            N/A
    End of period                          $8.66            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,338           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(211)

  Accumulation unit value:
    Beginning of period                    $19.54          $17.94          $16.80         $15.24          $10.49
    End of period                          $16.93          $19.54          $17.94         $16.80          $15.24
  Accumulation units outstanding
  at the end of period                       -               -             6,667           4,148          2,541

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Select Small-Cap
Division (NY)(211)

  Accumulation unit value:
    Beginning of period                    $10.48           N/A             N/A             N/A            N/A
    End of period                          $10.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,185            N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(231)

  Accumulation unit value:
    Beginning of period                    $20.52          $17.78          $17.37         $15.07          $10.52
    End of period                          $19.72          $20.52          $17.78         $17.37          $15.07
  Accumulation units outstanding
  at the end of period                     35,137          47,499          37,180         24,862          9,982

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Small Cap Index
Division(231)

  Accumulation unit value:
    Beginning of period                    $11.01           N/A             N/A             N/A            N/A
    End of period                          $10.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      138             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(528)

  Accumulation unit value:
    Beginning of period                    $10.73          $9.99           $9.93          $10.00           N/A
    End of period                          $12.07          $10.73          $9.99           $9.93           N/A
  Accumulation units outstanding
  at the end of period                     2,169           12,497          6,729            42             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Technology Sector
Division(528)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division
(NY)(697)

  Accumulation unit value:
    Beginning of period                    $14.54          $15.03          $11.01         $10.00           N/A
    End of period                          $17.14          $14.54          $15.03         $11.01           N/A
  Accumulation units outstanding
  at the end of period                       -             27,703          30,643         18,900           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Value Line 25 Division
(NY)(697)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.95            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,669           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM Value Line 30 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(792)

  Accumulation unit value:
    Beginning of period                    $12.02          $10.91          $10.00           N/A            N/A
    End of period                          $13.07          $12.02          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,597           6,125           6,466            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/MCM VIP Division(792)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $14.15          $12.32          $11.03          $9.53          $6.90
    End of period                          $14.78          $14.15          $12.32         $11.03          $9.53
  Accumulation units outstanding
  at the end of period                     58,475          81,827          83,583         86,044          79,775

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $9.05           $10.00           N/A             N/A            N/A
    End of period                          $6.90           $9.05            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     77,863          60,684           N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $8.98           $8.72           $8.13           $7.95          $6.87
    End of period                          $9.69           $8.98           $8.72           $8.13          $7.95
  Accumulation units outstanding
  at the end of period                       -             36,717          36,682         44,884          34,444

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $9.37           $10.00           N/A             N/A            N/A
    End of period                          $6.87           $9.37            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,034          32,860           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,101           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(30)

  Accumulation unit value:
    Beginning of period                    $11.25          $11.07          $11.02         $10.75          $10.44
    End of period                          $11.96          $11.25          $11.07         $11.02          $10.75
  Accumulation units outstanding
  at the end of period                    103,869         120,534         125,622         140,771        159,976

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/PIMCO Total Return
Bond Division(30)

  Accumulation unit value:
    Beginning of period                    $9.77           $10.00           N/A             N/A            N/A
    End of period                          $10.44          $9.77            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    142,298          34,615           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core Equity
Division(27)

  Accumulation unit value:
    Beginning of period                    $10.00          $8.95           $8.38           $7.55          $6.04
    End of period                          $9.11           $10.00          $8.95           $8.38          $7.55
  Accumulation units outstanding
  at the end of period                     23,155          28,139          28,928         32,285          36,785

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/PPM America Core Equity
Division(27)

  Accumulation unit value:
    Beginning of period                    $8.81           $10.00           N/A             N/A            N/A
    End of period                          $6.04           $8.11            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,367          15,119           N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High Yield
Bond Division(27)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $11.54          $9.90
    End of period                           N/A             N/A             N/A           $11.89          $11.54
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           189,123

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/PPM America High Yield
Bond Division(27)

  Accumulation unit value:
    Beginning of period                    $9.88           $10.00           N/A             N/A            N/A
    End of period                          $9.90           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    119,789          71,786           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $11.14          $10.26          $10.28         $10.00           N/A
    End of period                          $10.82          $11.14          $10.26         $10.28           N/A
  Accumulation units outstanding
  at the end of period                     64,741         204,063         228,228         195,258          N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/PPM America High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value Equity
Division(27)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.77           $9.48           $8.80          $7.19
    End of period                          $10.05          $10.84          $9.77           $9.48          $8.80
  Accumulation units outstanding
  at the end of period                     84,201         101,456         110,414         138,196        135,360

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/PPM America Value Equity
Division(27)

  Accumulation unit value:
    Beginning of period                    $9.14           $10.00           N/A             N/A            N/A
    End of period                          $7.19           $9.14            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    143,648         115,837           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(27)

  Accumulation unit value:
    Beginning of period                    $9.72           $9.36           $8.50           $7.30          $5.57
    End of period                          $9.47           $9.72           $9.36           $8.50          $7.30
  Accumulation units outstanding
  at the end of period                       -             40,146          45,336         60,360          65,062

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Putnam Midcap Growth
Division(27)

  Accumulation unit value:
    Beginning of period                    $8.03           $10.00           N/A             N/A            N/A
    End of period                          $5.57           $8.03            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     69,205          50,359           N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive Advantage
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Competitive Advantage
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(465)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $12.51          $12.17
    End of period                           N/A             N/A             N/A           $12.71          $12.51
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              25

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Core Index 100
Division(465)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(329)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.45          $11.22
    End of period                           N/A             N/A             N/A           $13.68          $13.45
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,365

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Core Index 50 Division(329)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(352)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $12.99          $11.67
    End of period                           N/A             N/A             N/A           $13.23          $12.99
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             413

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Core Index 75 Division(352)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,667            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Moderate
Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      251             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Disciplined Moderate
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Disciplined Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(27)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.20          $7.21
    End of period                           N/A             N/A             N/A            $9.37          $9.20
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            34,778

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Equity Aggressive
Growth Division I(27)

  Accumulation unit value:
    Beginning of period                    $9.56           $10.00           N/A             N/A            N/A
    End of period                          $7.21           $9.56            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,710          8,119            N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division
I(27)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $8.24          $6.48
    End of period                           N/A             N/A             N/A            $8.37          $8.24
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           809,310

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Equity Growth Division
I(27)

  Accumulation unit value:
    Beginning of period                    $8.60           $10.00           N/A             N/A            N/A
    End of period                          $6.48           $8.60            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    392,123         202,232           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $12.11          $10.67          $10.01          $9.06          $7.27
    End of period                          $12.98          $12.11          $10.67         $10.01          $9.06
  Accumulation units outstanding
  at the end of period                    366,194         554,939         752,307         953,364        104,909

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Managed Aggressive
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $9.06           $10.00           N/A             N/A            N/A
    End of period                          $7.27           $9.06            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    136,574          74,033           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                    $11.18          $10.56          $10.36         $10.00           N/A
    End of period                          $11.67          $11.18          $10.56         $10.36           N/A
  Accumulation units outstanding
  at the end of period                     8,772           9,607           10,719          5,994           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $12.15          $10.84          $10.28          $9.39          $7.86
    End of period                          $12.97          $12.15          $10.84         $10.28          $9.39
  Accumulation units outstanding
  at the end of period                    598,500         652,514         756,012         849,411        815,120

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Managed Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $9.13           $10.00           N/A             N/A            N/A
    End of period                          $7.86           $9.13            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    850,361         442,811           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(791)

  Accumulation unit value:
    Beginning of period                    $11.35          $10.47          $10.00           N/A            N/A
    End of period                          $12.01          $11.35          $10.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                     64,048          69,021          48,131           N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Managed Moderate
Division(791)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $12.35          $11.21          $10.73          $9.97          $8.62
    End of period                          $13.18          $12.35          $11.21         $10.73          $9.97
  Accumulation units outstanding
  at the end of period                    279,920         300,026         403,202         315,195        337,862

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Managed Moderate
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $9.60           $10.00           N/A             N/A            N/A
    End of period                          $8.62           $9.60            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    380,029         173,490           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $10.81          $10.00           N/A             N/A            N/A
    End of period                          $11.59          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,233           5,233            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(992)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.00           N/A             N/A            N/A
    End of period                          $11.76          $10.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       83              -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Retirement 2020
Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(992)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.00           N/A             N/A            N/A
    End of period                          $11.90          $11.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       84              -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Retirement 2025
Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1159)

  Accumulation unit value:
    Beginning of period                    $10.56          $10.20           N/A             N/A            N/A
    End of period                          $11.08          $10.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Retirement Income
Division(1159)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(27)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $8.75          $6.82
    End of period                           N/A             N/A             N/A            $8.92          $8.75
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            48,907

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/S&P Very Aggressive
Growth Division I(27)

  Accumulation unit value:
    Beginning of period                    $9.05           $10.00           N/A             N/A            N/A
    End of period                          $6.82           $9.05            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     56,775          47,098           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(27)

  Accumulation unit value:
    Beginning of period                    $14.63          $13.11          $12.67         $11.64          $9.75
    End of period                          $15.44          $14.63          $13.11         $12.67          $11.64
  Accumulation units outstanding
  at the end of period                     73,812          92,379         115,662         123,392        130,475

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Select Balanced Division(27)

  Accumulation unit value:
    Beginning of period                    $10.13          $10.00           N/A             N/A            N/A
    End of period                          $9.75           $10.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    109,822          65,906           N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(27)

  Accumulation unit value:
    Beginning of period                    $10.07          $9.81           $9.73           $9.83          $9.96
    End of period                          $10.36          $10.07          $9.81           $9.73          $9.83
  Accumulation units outstanding
  at the end of period                     94,546          46,958          67,849         67,202          40,417

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Select Money Market
Division(27)

  Accumulation unit value:
    Beginning of period                    $10.04          $10.00           N/A             N/A            N/A
    End of period                          $9.96           $10.04           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     91,815         128,008           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(231)

  Accumulation unit value:
    Beginning of period                    $20.54          $17.30          $16.29         $14.45          $10.92
    End of period                          $21.75          $20.54          $17.30         $16.29          $14.45
  Accumulation units outstanding
  at the end of period                     15,191          15,685          10,869         13,151          1,061

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/Select Value Division(231)

  Accumulation unit value:
    Beginning of period                    $11.22           N/A             N/A             N/A            N/A
    End of period                          $10.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      135             N/A             N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $11.16          $9.99           $9.59           $8.89          $6.94
    End of period                          $10.15          $11.16          $9.99           $9.59          $8.89
  Accumulation units outstanding
  at the end of period                    164,704         121,156         146,831         122,478        108,861

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/T.Rowe Price Established
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $9.21           $10.00           N/A             N/A            N/A
    End of period                          $6.94           $9.21            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     84,104          70,866           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $13.47          $12.84          $11.46          $9.89          $7.26
    End of period                          $15.50          $13.47          $12.84         $11.46          $9.89
  Accumulation units outstanding
  at the end of period                     76,448          94,362         111,921         121,099        125,900

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/T.Rowe Price Mid-Cap
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $9.48           $10.00           N/A             N/A            N/A
    End of period                          $7.26           $9.48            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     98,158          44,970           N/A             N/A            N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(27)

  Accumulation unit value:
    Beginning of period                    $13.75          $11.67          $11.19          $9.89          $7.76
    End of period                          $13.62          $13.75          $11.67         $11.19          $9.89
  Accumulation units outstanding
  at the end of period                    113,884         151,345         173,576         183,473        173,995

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2002            2001            2000           1999            1998

JNL/T.Rowe Price Value Division(27)

  Accumulation unit value:
    Beginning of period                    $9.50           $10.00           N/A             N/A            N/A
    End of period                          $7.76           $9.50            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    136,025         100,956           N/A             N/A            N/A

                            JNLNY Separate Account I

                                     [LOGO]

                              Financial Statements

                                December 31, 2007

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                           JNL/AIM           JNL/AIM              JNL/AIM             JNL/AIM
                                        International        Large Cap          Real Estate          Small Cap         JNL/Alger
                                      Growth Portfolio   Growth Portfolio        Portfolio       Growth Portfolio  Growth Portfolio
                                      ----------------   ----------------       -----------      ----------------  ----------------
Assets
Investments, at value (a)               $ 14,387,302        $ 7,403,512         $ 6,849,941         $ 3,930,422           $ -
Receivables:
   Dividend receivable                             -                  -                   -                   -             -
   Investment securities sold                 10,249              7,871               3,646                 792             -
   Sub-account units sold                     11,435             33,832              49,161               7,405             -
                                        ------------        -----------         -----------         -----------           ---
Total assets                              14,408,986          7,445,215           6,902,748           3,938,619             -
                                        ------------        -----------         -----------         -----------           ---
Liabilities
Payables:
   Investment securities purchased            11,435             33,832              49,161               7,405             -
   Sub-account units redeemed                  8,198              6,755               2,675                 213             -
   Insurance fees due to Jackson
     of New York                               2,051              1,116                 971                 579             -
                                        ------------        -----------         -----------         -----------           ---
Total liabilities                             21,684             41,703              52,807               8,197             -
                                        ------------        -----------         -----------         -----------           ---
Net assets (Note 6)                     $ 14,387,302        $ 7,403,512         $ 6,849,941         $ 3,930,422           $ -
----------------------------------      ============        ===========         ===========         ===========           ===

(a) Investment shares                        914,060            495,882             550,638             265,211             -
    Investments at cost                 $ 12,973,743        $ 6,250,364         $ 8,324,706         $ 3,744,813           $ -

                                         JNL/Capital        JNL/Capital         JNL/Capital         JNL/Capital    JNL/Credit Suisse
                                       Guardian Global    Guardian Global         Guardian         Guardian U.S.     Global Natural
                                           Balanced         Diversified     International Small   Growth Equity        Resources
                                          Portfolio     Research Portfolio     Cap Portfolio         Portfolio         Portfolio
                                       ---------------  ------------------  -------------------   --------------   -----------------
Assets
Investments, at value (a)               $ 12,553,589        $ 5,787,341          $ 154,863          $ 9,399,344       $ 22,157,310
Receivables:
   Dividend receivable                             -                  -                  -                    -                  -
   Investment securities sold                  7,403              2,684                 24                6,756              5,652
   Sub-account units sold                     14,579             48,015              2,944               22,025             85,454
                                        ------------        -----------          ---------          -----------       ------------
Total assets                              12,575,571          5,838,040            157,831            9,428,125         22,248,416
                                        ------------        -----------          ---------          -----------       ------------
Liabilities
Payables:
   Investment securities purchased            14,579             48,015              2,944               22,025             85,454
   Sub-account units redeemed                  5,600              1,890                  -                5,401              2,297
   Insurance fees due to Jackson
     of New York                               1,803                794                 24                1,355              3,355
                                        ------------        -----------          ---------          -----------       ------------
Total liabilities                             21,982             50,699              2,968               28,781             91,106
                                        ------------        -----------          ---------          -----------       ------------
Net assets (Note 6)                     $ 12,553,589        $ 5,787,341          $ 154,863          $ 9,399,344       $ 22,157,310
----------------------------------      ============        ===========          =========          ===========       ============

(a) Investment shares                      1,050,510            216,998             15,690              396,932          1,594,051
    Investments at cost                 $ 11,765,933        $ 5,579,422          $ 156,113          $ 9,134,803       $ 20,114,586

                    See notes to the financial statements.                     2

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                                  JNL/                                                                JNL/Franklin
                                             Credit Suisse       JNL/Eagle        JNL/Eagle        JNL/Franklin        Templeton
                                               Long/Short       Core Equity    SmallCap Equity  Templeton Founding   Global Growth
                                               Portfolio         Portfolio        Portfolio     Strategy Portfolio     Portfolio
                                             -------------      -----------    ---------------  ------------------   -------------
Assets
Investments, at value (a)                      $ 517,669        $ 4,094,228      $ 6,747,446       $ 36,507,187       $ 4,739,788
Receivables:
   Dividend receivable                                 -                  -                -                  -                 -
   Investment securities sold                      1,996                926            2,468             16,210             3,066
   Sub-account units sold                              -             11,471            4,800            659,430             9,931
                                               ---------        -----------      -----------       ------------       -----------
Total assets                                     519,665          4,106,625        6,754,714         37,182,827         4,752,785
                                               ---------        -----------      -----------       ------------       -----------
Liabilities
Payables:
   Investment securities purchased                     -             11,471            4,800            659,430             9,931
   Sub-account units redeemed                      1,922                326            1,539             11,185             2,357
   Insurance fees due to Jackson
      of New York                                     74                600              929              5,025               709
                                               ---------        -----------      -----------       ------------       -----------
Total liabilities                                  1,996             12,397            7,268            675,640            12,997
                                               ---------        -----------      -----------       ------------       -----------
Net assets (Note 6)                            $ 517,669        $ 4,094,228      $ 6,747,446       $ 36,507,187       $ 4,739,788
----------------------------------             =========        ===========      ===========       ============       ===========

(a) Investment shares                             47,711            281,778          325,492          3,618,155           474,453
    Investments at cost                        $ 514,092        $ 4,129,473      $ 7,031,322       $ 37,270,897       $ 4,948,085

                                                                                 JNL/Franklin          JNL/               JNL/
                                             JNL/Franklin      JNL/Franklin       Templeton        Goldman Sachs     Goldman Sachs
                                               Templeton     Templeton Mutual     Small Cap          Core Plus          Mid Cap
                                           Income Portfolio  Shares Portfolio  Value Portfolio    Bond Portfolio    Value Portfolio
                                           ----------------  ----------------  ---------------    --------------    ---------------
Assets
Investments, at value (a)                    $ 28,075,716      $ 7,161,423       $ 2,805,589       $ 15,399,402       $ 4,209,063
Receivables:
   Dividend receivable                                  -                -                 -                  -                 -
   Investment securities sold                       8,808            1,842               487             45,186               799
   Sub-account units sold                          17,452           33,643            44,325             12,110             5,709
                                             ------------      -----------       -----------       ------------       -----------
Total assets                                   28,101,976        7,196,908         2,850,401         15,456,698         4,215,571
                                             ------------      -----------       -----------       ------------       -----------
Liabilities
Payables:
   Investment securities purchased                 17,452           33,643            44,325             12,110             5,709
   Sub-account units redeemed                       4,757              870                92             42,919               168
   Insurance fees due to Jackson
      of New York                                   4,051              972               395              2,267               631
                                             ------------      -----------       -----------       ------------       -----------
Total liabilities                                  26,260           35,485            44,812             57,296             6,508
                                             ------------      -----------       -----------       ------------       -----------
Net assets (Note 6)                          $ 28,075,716      $ 7,161,423       $ 2,805,589       $ 15,399,402       $ 4,209,063
----------------------------------           ============      ===========       ===========       ============       ===========

(a) Investment shares                           2,666,260          714,713           246,537          1,282,215           328,320
    Investments at cost                      $ 29,158,918      $ 7,384,633       $ 3,151,121       $ 14,895,052       $ 4,523,398

                    See notes to the financial statements.                     3

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                             JNL/                                            JNL/JPMorgan
                                         Goldman Sachs      JNL/JPMorgan    JNL/JPMorgan    U.S. Government      JNL/Lazard
                                        Short Duration     International    MidCap Growth   & Quality Bond    Emerging Markets
                                        Bond Portfolio    Value Portfolio     Portfolio        Portfolio         Portfolio
                                        --------------    ---------------   -------------   ---------------   ----------------
Assets
Investments, at value (a)                 $ 3,611,040       $ 28,957,631     $ 7,906,677      $  9,980,933      $ 10,062,436
Receivables:
   Dividend receivable                              -                  -               -                 -                 -
   Investment securities sold                     906            105,336          10,133            13,432            12,924
   Sub-account units sold                         793             35,864          21,345            61,797            95,837
                                          -----------       ------------     -----------      ------------      ------------
Total assets                                3,612,739         29,098,831       7,938,155        10,056,162        10,171,197
                                          -----------       ------------     -----------      ------------      ------------
Liabilities
Payables:
   Investment securities purchased                793             35,864          21,345            61,797            95,837
   Sub-account units redeemed                     370            101,128           9,072            12,036            11,475
   Insurance fees due to Jackson
     of New York                                  536              4,208           1,061             1,396             1,449
                                          -----------       ------------     -----------      ------------      ------------
Total liabilities                               1,699            141,200          31,478            75,229           108,761
                                          -----------       ------------     -----------      ------------      ------------
Net assets (Note 6)                       $ 3,611,040       $ 28,957,631     $ 7,906,677      $  9,980,933      $ 10,062,436
-------------------------------------     ===========       ============     ===========      ============      ============

(a) Investment shares                         344,236          2,017,953         393,955           850,165           695,400
    Investments at cost                   $ 3,601,685       $ 28,158,314     $ 8,255,720      $  9,842,957      $  9,077,142

                                           JNL/Lazard        JNL/Lazard        JNL/MCM                            JNL/MCM
                                             Mid Cap         Small Cap         10 x 10          JNL/MCM          Bond Index
                                        Value Portfolio   Value Portfolio     Portfolio       25 Portfolio       Portfolio
                                        ---------------   ---------------    -----------     -------------     -------------
Assets
Investments, at value (a)                 $ 12,268,220      $ 7,956,722      $ 6,751,325      $ 14,077,743      $ 21,146,527
Receivables:
   Dividend receivable                               -                -                -                 -                 -
   Investment securities sold                   12,851           13,428            1,267            24,683            39,717
   Sub-account units sold                      100,520           14,770                -            28,732            47,809
                                          ------------      -----------      -----------      ------------      ------------
Total assets                                12,381,591        7,984,920        6,752,592        14,131,158        21,234,053
                                          ------------      -----------      -----------      ------------      ------------
Liabilities
Payables:
   Investment securities purchased             100,520           14,770                -            28,732            47,809
   Sub-account units redeemed                   11,012           12,230              300            22,538            36,536
   Insurance fees due to Jackson
     of New York                                 1,839            1,198              967             2,145             3,181
                                          ------------      -----------      -----------      ------------      ------------
Total liabilities                              113,371           28,198            1,267            53,415            87,526
                                          ------------      -----------      -----------      ------------      ------------
Net assets (Note 6)                       $ 12,268,220      $ 7,956,722      $ 6,751,325      $ 14,077,743      $ 21,146,527
-------------------------------------     ============      ===========      ===========      ============      ============

(a) Investment shares                        1,069,592          771,748          680,577         1,062,471         1,894,850
    Investments at cost                   $ 14,875,315      $ 9,670,130      $ 6,963,203      $ 14,422,745      $ 20,755,937

                    See notes to the financial statements.                     4

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                            JNL/MCM            JNL/MCM           JNL/MCM            JNL/MCM           JNL/MCM
                                         Communications     Consumer Brands       Dow 10         Dow Dividend      Dow Dividend
                                        Sector Portfolio   Sector Portfolio   Portfolio (NY)       Portfolio      Portfolio (NY)
                                        ----------------   ----------------   --------------     ------------     --------------
Assets
Investments, at value (a)                 $ 4,121,014         $ 1,042,371           $ -          $ 19,681,724          $ -
Receivables:
   Dividend receivable                              -                   -             -                     -            -
   Investment securities sold                  18,295                 411             -                 5,465            -
   Sub-account units sold                      24,221               1,090             -                80,633            -
                                          -----------         -----------           ---          ------------          ---
Total assets                                4,163,530           1,043,872             -            19,767,822            -
                                          -----------         -----------           ---          ------------          ---
Liabilities
Payables:
   Investment securities purchased             24,221               1,090             -                80,633            -
   Sub-account units redeemed                  17,661                 263             -                 2,586            -
   Insurance fees due to Jackson
     of New York                                  634                 148             -                 2,879            -
                                          -----------         -----------           ---          ------------          ---
Total liabilities                              42,516               1,501             -                86,098            -
                                          -----------         -----------           ---          ------------          ---
Net assets (Note 6)                       $ 4,121,014         $ 1,042,371           $ -          $ 19,681,724          $ -
-------------------------------------     ===========         ===========           ===          ============          ===

(a) Investment shares                         712,978              94,332             -             1,824,071            -
    Investments at cost                   $ 4,319,514         $ 1,129,337           $ -          $ 20,803,409          $ -

                                             JNL/MCM
                                            Enhanced            JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM
                                          S&P 500 Stock        Financial         Global 15        Healthcare         Index 5
                                         Index Portfolio   Sector Portfolio   Portfolio (NY)   Sector Portfolio     Portfolio
                                         ---------------   ----------------   --------------   ----------------    -----------
Assets
Investments, at value (a)                  $ 4,602,867        $ 2,950,210          $ -            $ 6,106,794      $ 1,981,828
Receivables:
   Dividend receivable                               -                  -            -                      -                -
   Investment securities sold                    8,504                637            -                  7,407              328
   Sub-account units sold                        1,821             14,981            -                  6,624           29,500
                                           -----------        -----------          ---            -----------      -----------
Total assets                                 4,613,192          2,965,828            -              6,120,825        2,011,656
                                           -----------        -----------          ---            -----------      -----------
Liabilities
Payables:
   Investment securities purchased               1,821             14,981            -                  6,624           29,500
   Sub-account units redeemed                    7,803                179            -                  6,457               49
   Insurance fees due to Jackson
     of New York                                   701                458            -                    950              279
                                           -----------        -----------          ---            -----------      -----------
Total liabilities                               10,325             15,618            -                 14,031           29,828
                                           -----------        -----------          ---            -----------      -----------
Net assets (Note 6)                        $ 4,602,867        $ 2,950,210          $ -            $ 6,106,794      $ 1,981,828
-------------------------------------      ===========        ===========          ===            ===========      ===========

(a) Investment shares                          526,042            238,305            -                457,781          198,183
    Investments at cost                    $ 4,777,972        $ 3,399,897          $ -            $ 5,859,014      $ 2,016,525

                    See notes to the financial statements.                     5

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                                     JNL/MCM           JNL/MCM         JNL/MCM           JNL/MCM        JNL/MCM
                                                  International         JNL 5       JNL Optimized       Nasdaq 15      Nasdaq 25
                                                 Index Portfolio      Portfolio      5 Portfolio     Portfolio (NY)    Portfolio
                                                 ---------------    ------------    -------------    --------------   -----------
Assets
Investments, at value (a)                          $ 43,239,524     $411,200,818     $ 23,934,782         $  -        $ 4,932,437
Receivables:
   Dividend receivable                                        -                -                -            -                  -
   Investment securities sold                            72,914          410,566           40,556            -              6,375
   Sub-account units sold                                59,240        1,091,918          229,501            -             23,471
                                                   ------------     ------------     ------------         ----        -----------
Total assets                                         43,371,678      412,703,302       24,204,839            -          4,962,283
                                                   ------------     ------------     ------------         ----        -----------
Liabilities
Payables:
   Investment securities purchased                       59,240        1,091,918          229,501            -             23,471
   Sub-account units redeemed                            66,518          352,030           37,069            -              5,654
   Insurance fees due to Jackson of New York              6,396           58,536            3,487            -                721
                                                   ------------     ------------     ------------         ----        -----------
Total liabilities                                       132,154        1,502,484          270,057            -             29,846
                                                   ------------     ------------     ------------         ----        -----------
Net assets (Note 6)                                $ 43,239,524     $411,200,818     $ 23,934,782         $  -        $ 4,932,437
--------------------------------------------       ============     ============     ============         ====        ===========

(a) Investment shares                                 2,463,791       28,896,755        1,996,229            -            367,544
    Investments at cost                            $ 38,532,385     $406,523,486     $ 23,353,622         $  -        $ 4,776,478

                                                     JNL/MCM           JNL/MCM           JNL/MCM         JNL/MCM        JNL/MCM
                                               NYSE International     Oil & Gas           S&P 10          S&P 24         S&P 24
                                                  25 Portfolio     Sector Portfolio   Portfolio (NY)    Portfolio    Portfolio (NY)
                                               ------------------  ----------------   --------------   -----------   --------------
Assets
Investments, at value (a)                          $ 4,035,778       $ 20,776,930          $  -         $ 604,556         $  -
Receivables:
   Dividend receivable                                       -                  -             -                 -            -
   Investment securities sold                            1,166             82,164             -               117            -
   Sub-account units sold                               20,122             86,480             -                24            -
                                                   -----------       ------------          ----         ---------         ----
Total assets                                         4,057,066         20,945,574             -           604,697            -
                                                   -----------       ------------          ----         ---------         ----
Liabilities
Payables:
   Investment securities purchased                      20,122             86,480             -                24            -
   Sub-account units redeemed                              581             79,129             -                22            -
   Insurance fees due to Jackson of New York               585              3,035             -                95            -
                                                   -----------       ------------          ----         ---------         ----
Total liabilities                                       21,288            168,644             -               141            -
                                                   -----------       ------------          ----         ---------         ----
Net assets (Note 6)                                $ 4,035,778       $ 20,776,930          $  -         $ 604,556         $  -
--------------------------------------------       ===========       ============          ====         =========         ====

(a) Investment shares                                  357,465            564,131             -            54,563            -
    Investments at cost                            $ 3,946,272       $ 17,959,450          $  -         $ 614,461         $  -

                    See notes to the financial statements.                     6

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                                  JNL/MCM           JNL/MCM         JNL/MCM          JNL/MCM            JNL/MCM
                                              S&P 400 MidCap        S&P 500         S&P SMid     Select Small-Cap      Small Cap
                                              Index Portfolio   Index Portfolio   60 Portfolio      Portfolio       Index Portfolio
                                              ---------------   ---------------   ------------   ----------------   ---------------
Assets
Investments, at value (a)                       $ 31,367,769      $ 44,015,701     $ 1,146,198      $ 9,734,956       $ 26,806,512
Receivables:
   Dividend receivable                                     -                 -               -                -                  -
   Investment securities sold                         84,472            62,062             244            7,516             48,358
   Sub-account units sold                             33,143            44,982           1,843           49,170             38,873
                                                ------------      ------------     -----------      -----------       ------------
Total assets                                      31,485,384        44,122,745       1,148,285        9,791,642         26,893,743
                                                ------------      ------------     -----------      -----------       ------------
Liabilities
Payables:
   Investment securities purchased                    33,143            44,982           1,843           49,170             38,873
   Sub-account units redeemed                         79,801            55,453              75            6,028             44,341
   Insurance fees due to Jackson of New York           4,671             6,609             169            1,488              4,017
                                                ------------      ------------     -----------      -----------       ------------
Total liabilities                                    117,615           107,044           2,087           56,686             87,231
                                                ------------      ------------     -----------      -----------       ------------
Net assets (Note 6)                             $ 31,367,769      $ 44,015,701     $ 1,146,198      $ 9,734,956       $ 26,806,512
-------------------------------------------     ============      ============     ===========      ===========       ============

(a) Investment shares                              2,122,312         3,561,141         132,355          507,822          1,981,265
    Investments at cost                         $ 30,074,713      $ 39,518,645     $ 1,250,221      $11,722,765       $ 27,071,642

                                                                                                                         JNL/
                                                   JNL/MCM           JNL/MCM         JNL/MCM                         Oppenheimer
                                                 Technology       Value Line 25   Value Line 30       JNL/MCM       Global Growth
                                              Sector Portfolio   Portfolio (NY)     Portfolio      VIP Portfolio      Portfolio
                                              ----------------   --------------   -------------   --------------   ---------------
Assets
Investments, at value (a)                        $ 4,010,830          $  -         $ 66,341,459     $ 18,042,428    $17,153,182
Receivables:
   Dividend receivable                                     -             -                    -                -              -
   Investment securities sold                          2,189             -              139,520       18,037,265         13,264
   Sub-account units sold                             62,252             -              143,891            1,970         50,660
                                                 -----------          ----         ------------     ------------    -----------
Total assets                                       4,075,271             -           66,624,870       36,081,663     17,217,106
                                                 -----------          ----         ------------     ------------    -----------
Liabilities
Payables:
   Investment securities purchased                    62,252             -              143,891            1,970         50,660
   Sub-account units redeemed                          1,586             -              129,642       18,031,337         10,730
   Insurance fees due to Jackson of New York             603             -                9,878            5,928          2,534
                                                 -----------          ----         ------------     ------------    -----------
Total liabilities                                     64,441             -              283,411       18,039,235         63,924
                                                 -----------          ----         ------------     ------------    -----------
Net assets (Note 6)                              $ 4,010,830          $  -         $ 66,341,459     $ 18,042,428    $17,153,182
--------------------------------------------     ===========          ====         ============     ============    ===========

(a) Investment shares                                522,243             -            3,536,325        1,240,882      1,145,837
    Investments at cost                          $ 3,667,858          $  -         $ 66,570,524     $ 17,497,829    $15,914,445

                     See notes to the financial statements.                    7

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                                                                                          JNL/           JNL/
                                                        JNL/            JNL/PIMCO       JNL/PIMCO     PPM America     PPM America
                                                     Oppenheimer       Real Return     Total Return   Core Equity     High Yield
                                                  Growth Portfolio      Portfolio     Bond Portfolio   Portfolio    Bond Portfolio
                                                  ----------------     -----------    --------------  -----------   --------------
Assets
Investments, at value (a)                                $ -           $ 3,151,793     $ 34,091,669   $ 2,464,921    $ 17,379,196
Receivables:
   Dividend receivable                                     -                     -                -             -               -
   Investment securities sold                              -                   615          189,805         2,522          10,601
   Sub-account units sold                                  -                     -           77,634             -           5,543
                                                         ---           -----------     ------------   -----------    ------------
Total assets                                               -             3,152,408       34,359,108     2,467,443      17,395,340
                                                         ---           -----------     ------------   -----------    ------------

Liabilities
Payables:
   Investment securities purchased                         -                     -           77,634             -           5,543
   Sub-account units redeemed                              -                   191          184,761         2,204           8,139
   Insurance fees due to Jackson
     of New York                                           -                   424            5,044           318           2,462
                                                         ---           -----------     ------------   -----------    ------------
Total liabilities                                          -                   615          267,439         2,522          16,144
                                                         ---           -----------     ------------   -----------    ------------
Net assets (Note 6)                                      $ -           $ 3,151,793    $  34,091,669   $ 2,464,921    $ 17,379,196
----------------------------------                       ===           ===========    =============   ===========    ============

(a) Investment shares                                      -               284,201        2,831,534       117,377       2,339,057
    Investments at cost                                  $ -           $ 2,989,976    $  33,773,051   $ 2,506,546    $ 19,395,536

                                                        JNL/                                            JNL/S&P
                                                     PPM America       JNL/Putnam                     Competitive      JNL/S&P
                                                    Value Equity         Midcap          JNL/S&P 4     Advantage     Disciplined
                                                      Portfolio     Growth Portfolio     Portfolio     Portfolio   Growth Portfolio
                                                    ------------    ----------------     ---------    -----------  ----------------
Assets
Investments, at value (a)                            $ 4,475,386           $ -            $ 82,535    $ 2,620,327      $ 776,656
Receivables:
   Dividend receivable                                         -             -                   -              -              -
   Investment securities sold                              3,577             -                  10            692            102
   Sub-account units sold                                  2,663             -               2,729              -            793
                                                     -----------           ---            --------    -----------      ---------
Total assets                                           4,481,626             -              85,274      2,621,019        777,551
                                                     -----------           ---            --------    -----------      ---------

Liabilities
Payables:
   Investment securities purchased                         2,663             -               2,729              -            793
   Sub-account units redeemed                              2,980             -                   -            271              -
   Insurance fees due to Jackson
     of New York                                             597             -                  10            421            102
                                                     -----------           ---            --------    -----------      ---------
Total liabilities                                          6,240             -               2,739            692            895
                                                     -----------           ---            --------    -----------      ---------
Net assets (Note 6)                                  $ 4,475,386           $ -            $ 82,535    $ 2,620,327      $ 776,656
----------------------------------                   ===========           ===            ========    ===========      =========

(a) Investment shares                                    233,702             -               8,312        264,146         72,925
    Investments at cost                              $ 3,926,107           $ -            $ 83,304    $ 2,670,009      $ 757,097

                    See notes to the financial statements.                     8

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                               JNL/             JNL/S&P           JNL/S&P           JNL/S&P
                                          S&P Disciplined     Disciplined     Dividend Income        Growth           JNL/S&P
                                             Moderate          Moderate          & Growth          Retirement      Intrinsic Value
                                             Portfolio     Growth Portfolio      Portfolio     Strategy Portfolio     Portfolio
                                          ---------------  ----------------   ---------------  ------------------  ---------------
Assets
Investments, at value (a)                    $ 980,093        $ 1,784,717        $ 123,580          $ 348,394            $ -
Receivables:
   Dividend receivable                               -                  -                -                  -              -
   Investment securities sold                      158                416               14                 27              -
   Sub-account units sold                       12,153             30,473                -                  -              -
                                             ---------        -----------        ---------          ---------            ---
Total assets                                   992,404          1,815,606          123,594            348,421              -
                                             ---------        -----------        ---------          ---------            ---
Liabilities
Payables:
   Investment securities purchased              12,153             30,473                -                  -              -
   Sub-account units redeemed                        -                166                -                  -              -
   Insurance fees due to Jackson
     of New York                                   158                250               14                 27              -
                                             ---------        -----------        ---------          ---------            ---
Total liabilities                               12,311             30,889               14                 27              -
                                             ---------        -----------        ---------          ---------            ---
Net assets (Note 6)                          $ 980,093        $ 1,784,717        $ 123,580          $ 348,394            $ -
----------------------------------           =========        ===========        =========          =========            ===

(a) Investment shares                           91,597            167,265           12,649             33,054              -
    Investments at cost                      $ 973,289        $ 1,776,858        $ 124,269  $         360,219            $ -

                                               JNL/              JNL/                                  JNL/              JNL/
                                            S&P Managed       S&P Managed             JNL/         S&P Managed       S&P Managed
                                            Aggressive       Conservative       S&P Managed          Moderate          Moderate
                                         Growth Portfolio      Portfolio     Growth Portfolio       Portfolio      Growth Portfolio
                                         ----------------    ------------    ----------------      -----------     ----------------
Assets
Investments, at value (a)                  $ 67,327,185      $ 21,481,421      $ 108,086,353      $ 42,576,985      $ 113,847,752
Receivables:
   Dividend receivable                                -                 -                  -                 -                  -
   Investment securities sold                    61,253             5,894            165,456            12,560             97,733
   Sub-account units sold                        12,351            67,774             67,430            75,270            122,105
                                           ------------      ------------      -------------      ------------      -------------
Total assets                                 67,400,789        21,555,089        108,319,239        42,664,815        114,067,590
                                           ------------      ------------      -------------      ------------      -------------
Liabilities
Payables:
   Investment securities purchased               12,351            67,774             67,430            75,270            122,105
   Sub-account units redeemed                    50,519             2,811            149,793             6,148             80,848
   Insurance fees due to Jackson
     of New York                                 10,734             3,083             15,663             6,412             16,885
                                           ------------      ------------      -------------      ------------      -------------
Total liabilities                                73,604            73,668            232,886            87,830            219,838
                                           ------------      ------------      -------------      ------------      -------------
Net assets (Note 6)                        $ 67,327,185      $ 21,481,421      $ 108,086,353      $ 42,576,985      $ 113,847,752
----------------------------------         ============      ============      =============      ============      =============

(a) Investment shares                         4,521,638         1,872,835          7,809,708         3,487,059          8,624,830
    Investments at cost                    $ 55,157,697      $ 21,284,337      $  97,861,249      $ 40,657,946      $ 106,833,076

                    See notes to the financial statements.                     9

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                            JNL/S&P              JNL/S&P
                                        Moderate Growth          Moderate            JNL/S&P           JNL/S&P           JNL/S&P
                                          Retirement       Retirement Strategy   Retirement 2015   Retirement 2020   Retirement 2025
                                      Strategy Portfolio        Portfolio           Portfolio         Portfolio         Portfolio
                                      ------------------   -------------------   ---------------   ---------------   ---------------
Assets
Investments, at value (a)                    $ -                   $ -             $ 1,527,379       $ 1,179,322        $ 729,960
Receivables:
   Dividend receivable                         -                     -                       -                 -                -
   Investment securities sold                  -                     -                     241               174           28,656
   Sub-account units sold                      -                     -                  28,632                23               23
                                             ---                   ---             -----------       -----------        ---------
Total assets                                   -                     -               1,556,252         1,179,519          758,639
                                             ---                   ---             -----------       -----------        ---------
Liabilities
Payables:
   Investment securities purchased             -                     -                  28,632                23               23
   Sub-account units redeemed                  -                     -                      31                 3           28,547
   Insurance fees due to Jackson of
      New York                                 -                     -                     210               171              109
                                             ---                   ---             -----------       -----------        ---------
Total liabilities                              -                     -                  28,873               197           28,679
                                             ---                   ---             -----------       -----------        ---------
Net assets (Note 6)                          $ -                   $ -             $ 1,527,379       $ 1,179,322        $ 729,960
-----------------------------------          ===                   ===             ===========       ===========        =========

(a) Investment shares                          -                     -                 128,136            97,465           59,589
    Investments at cost                      $ -                   $ -             $ 1,456,148       $ 1,118,550        $ 708,059

                                             JNL/
                                        S&P Retirement           JNL/S&P            JNL/Select        JNL/Select           JNL/
                                            Income             Total Yield           Balanced        Money Market      Select Value
                                           Portfolio            Portfolio            Portfolio         Portfolio         Portfolio
                                        --------------         -----------         ------------      ------------      ------------
Assets
Investments, at value (a)                 $ 3,669,156              $ -             $ 17,514,738      $ 23,708,475      $ 13,500,985
Receivables:
   Dividend receivable                              -                -                        -             2,850                 -
   Investment securities sold                     546                -                   94,811           558,352             5,080
   Sub-account units sold                      46,351                -                   10,880           156,567             4,923
                                          -----------              ---             ------------      ------------      ------------
Total assets                                3,716,053                -               17,620,429        24,426,244        13,510,988
                                          -----------              ---             ------------      ------------      ------------
Liabilities
Payables:
   Investment securities purchased             46,351                -                   10,880           156,567             4,923
   Sub-account units redeemed                      56                -                   92,276           554,779             3,051
   Insurance fees due to Jackson of
      New York                                    490                -                    2,535             3,573             2,029
                                          -----------              ---             ------------      ------------      ------------
Total liabilities                              46,897                -                  105,691           714,919            10,003
                                          -----------              ---             ------------      ------------      ------------
Net assets (Note 6)                       $ 3,669,156              $ -             $ 17,514,738      $ 23,711,325      $ 13,500,985
-----------------------------------       ===========              ===             ============      ============      ============

(a) Investment shares                         322,421                -                  997,422        23,708,475           698,447
    Investments at cost                   $ 3,500,503              $ -             $ 16,979,867      $ 23,708,475      $ 13,464,507

                    See notes to the financial statements.                    10

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                                  JNL/T.Rowe         JNL/T.Rowe        JNL/T.Rowe
                                               Price Established    Price Mid-Cap     Price Value
                                               Growth Portfolio    Growth Portfolio    Portfolio
                                               -----------------   ----------------   ------------
Assets
Investments, at value (a)                         $ 37,428,871       $ 39,876,482     $ 31,075,240
Receivables:
   Dividend receivable                                       -                  -                -
   Investment securities sold                          123,356            129,298           24,511
   Sub-account units sold                               17,517             34,697           38,767
                                                  ------------       ------------     ------------
Total assets                                        37,569,744         40,040,477       31,138,518
                                                  ------------       ------------     ------------
Liabilities
Payables:
   Investment securities purchased                      17,517             34,697           38,767
   Sub-account units redeemed                          118,324            123,705           20,287
   Insurance fees due to Jackson of New York             5,032              5,593            4,224
                                                  ------------       ------------     ------------
Total liabilities                                      140,873            163,995           63,278
                                                  ------------       ------------     ------------
Net assets (Note 6)                               $ 37,428,871       $ 39,876,482     $ 31,075,240
--------------------------------------------      ============       ============     ============

(a) Investment shares                                1,664,245          1,313,022        2,121,177
    Investments at cost                           $ 33,798,940       $ 39,042,251     $ 30,229,026

                    See notes to the financial statements.                    11

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                          JNL/AIM            JNL/AIM            JNL/AIM             JNL/AIM
                                       International        Large Cap          Real Estate         Small Cap          JNL/Alger
                                     Growth Portfolio   Growth Portfolio        Portfolio      Growth Portfolio  Growth Portfolio(b)
                                     ----------------   ----------------      ------------     ----------------  -------------------
Investment income
   Dividends                            $ 190,685          $  27,564          $    253,663        $   11,529         $   11,780
                                        ---------          ---------          ------------        ----------         ----------
Expenses
   Insurance charges (Note 3)             191,725            121,104               178,700            72,886             32,021
                                        ---------          ---------          ------------        ----------         ----------
Total expenses                            191,725            121,104               178,700            72,886             32,021
                                        ---------          ---------          ------------        ----------         ----------
Net investment income (loss)               (1,040)           (93,540)               74,963           (61,357)           (20,241)
                                        ---------          ---------          ------------        ----------         ----------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                 -            279,934               244,736           248,686                  -
   Investments                            556,631            267,021                90,991           351,327            983,245
Net change in unrealized
   appreciation (depreciation) on
   investments                            126,731            367,499            (2,477,369)         (187,063)          (465,570)
                                        ---------          ---------          ------------        ----------         ----------
Net realized and unrealized gain
   (loss)                                 683,362            914,454            (2,141,642)          412,950            517,675
                                        ---------          ---------          ------------        ----------         ----------

Net increase (decrease) in net
   assets from operations               $ 682,322          $ 820,914          $ (2,066,679)       $  351,593         $  497,434
-----------------------------------     =========          =========          ============        ==========         ==========

                                        JNL/Capital        JNL/Capital         JNL/Capital        JNL/Capital     JNL/Credit Suisse
                                      Guardian Global    Guardian Global         Guardian        Guardian U.S.      Global Natural
                                          Balanced         Diversified     International Small   Growth Equity        Resources
                                         Portfolio     Research Portfolio    Cap Portfolio(c)      Portfolio         Portfolio(a)
                                      ---------------  ------------------  -------------------   -------------    -----------------
Investment income
   Dividends                            $  287,895         $  29,609            $      -          $        -         $         -
                                        ----------         ---------            --------          ----------         -----------

Expenses
   Insurance charges (Note 3)              197,006            67,492                 170             142,433             187,788
                                        ----------         ---------            --------          ----------         -----------
Total expenses                             197,006            67,492                 170             142,433             187,788
                                        ----------         ---------            --------          ----------         -----------
Net investment income (loss)                90,889           (37,883)               (170)           (142,433)           (187,788)
                                        ----------         ---------            --------          ----------         -----------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                            587,142                 -                   -                   -                   -
   Investments                             618,772           (38,808)               (100)             39,791             294,214
Net change in unrealized
   appreciation (depreciation) on
   investments                            (710,069)          737,185              (1,250)            670,450           2,042,724
                                        ----------         ---------            --------          ----------         -----------
Net realized and unrealized gain
   (loss)                                  495,845           698,377              (1,350)            710,241           2,336,938
                                        ----------         ---------            --------          ----------         -----------

Net increase (decrease) in net
   assets from operations               $  586,734         $ 660,494            $ (1,520)         $  567,808         $ 2,149,150
-----------------------------------     ==========         =========            ========          ==========         ===========

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    12

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                            JNL/                                                                       JNL/Franklin
                                       Credit Suisse        JNL/Eagle          JNL/Eagle         JNL/Franklin           Templeton
                                         Long/Short        Core Equity      SmallCap Equity    Templeton Founding     Global Growth
                                        Portfolio(a)        Portfolio          Portfolio     Strategy Portfolio(a)     Portfolio(a)
                                       -------------       -----------      ---------------  ---------------------    -------------
Investment income
   Dividends                             $      -          $   84,864        $    143,469        $          -          $   33,564
                                         --------          ----------        ------------        ------------          ----------

Expenses
   Insurance charges (Note 3)               6,332              76,774             111,995             267,595              45,247
                                         --------          ----------        ------------        ------------          ----------
Total expenses                              6,332              76,774             111,995             267,595              45,247
                                         --------          ----------        ------------        ------------          ----------
Net investment income (loss)               (6,332)              8,090              31,474            (267,595)            (11,683)
                                         --------          ----------        ------------        ------------          ----------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                 -             579,127             937,098                   -                   -
   Investments                               (751)            193,360             646,543            (105,376)            (12,355)
Net change in unrealized
   appreciation (depreciation) on
   investments                              3,577            (822,157)         (1,018,641)           (763,710)           (208,297)
                                         --------          ----------        ------------        ------------          ----------
Net realized and unrealized gain
   (loss)                                   2,826             (49,670)            565,000            (869,086)           (220,652)
                                         --------          ----------        ------------        ------------          ----------

Net increase (decrease) in net
   assets from operations                $ (3,506)         $  (41,580)       $    596,474        $ (1,136,681)         $ (232,335)
-----------------------------------      ========          ==========        ============        ============          ==========

                                                                              JNL/Franklin            JNL/                JNL/
                                       JNL/Franklin        JNL/Franklin        Templeton          Goldman Sachs      Goldman Sachs
                                         Templeton       Templeton Mutual      Small Cap            Core Plus           Mid Cap
                                     Income Portfolio  Shares Portfolio(a)  Value Portfolio      Bond Portfolio     Value Portfolio
                                     ----------------  -------------------  ---------------      --------------     ---------------
Investment income
   Dividends                           $    911,816        $        -         $   79,282            $ 487,606         $   96,898
                                       ------------        ----------         ----------            ---------         ----------

Expenses
   Insurance charges (Note 3)               395,044            66,264             52,072              239,176             86,869
                                       ------------        ----------         ----------            ---------         ----------
Total expenses                              395,044            66,264             52,072              239,176             86,869
                                       ------------        ----------         ----------            ---------         ----------
Net investment income (loss)                516,772           (66,264)            27,210              248,430             10,029
                                       ------------        ----------         ----------            ---------         ----------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                              25,815                 -             73,376                    -             58,835
   Investments                              116,738           (24,492)            52,025              128,151            272,073
Net change in unrealized
   appreciation (depreciation) on
   investments                           (1,212,982)         (223,209)          (496,777)             310,137           (466,163)
                                       ------------        ----------         ----------            ---------         ----------
Net realized and unrealized gain
   (loss)                                (1,070,429)         (247,701)          (371,376)             438,288           (135,255)
                                       ------------        ----------         ----------            ---------         ----------

Net increase (decrease) in net
   assets from operations              $   (553,657)       $ (313,965)        $ (344,166)           $ 686,718         $ (125,226)
-----------------------------------    ============        ==========         ==========            =========         ==========

(a)   Commencement of operations January 16, 2007.

                    See notes to the financial statements.                    13

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                    JNL/                                           JNL/JPMorgan
                                                Goldman Sachs    JNL/JPMorgan      JNL/JPMorgan   U.S. Government      JNL/Lazard
                                               Short Duration    International    MidCap Growth    & Quality Bond   Emerging Markets
                                               Bond Portfolio   Value Portfolio     Portfolio        Portfolio         Portfolio
                                               --------------   ---------------   -------------   ---------------   ----------------
Investment income
   Dividends                                     $ 102,553        $  1,525,731      $        -       $ 340,475         $    10,522
                                                 ---------        ------------      ----------       ---------         -----------
Expenses
   Insurance charges (Note 3)                       53,703             486,101          97,964         170,159              80,712
                                                 ---------        ------------      ----------       ---------         -----------
Total expenses                                      53,703             486,101          97,964         170,159              80,712
                                                 ---------        ------------      ----------       ---------         -----------
Net investment income (loss)                        48,850           1,039,630         (97,964)        170,316             (70,190)
                                                 ---------        ------------      ----------       ---------         -----------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies               -             914,670               -               -                   -
   Investments                                      42,501           2,060,068         (98,572)        124,547             307,509
Net change in unrealized appreciation
  (depreciation) on investments                    (14,900)         (2,084,497)        482,465         128,705             753,815
                                                 ---------        ------------      ----------       ---------         -----------
Net realized and unrealized gain (loss)             27,601             890,241         383,893         253,252           1,061,324
                                                 ---------        ------------      ----------       ---------         -----------
Net increase (decrease) in net assets
  from operations                                $  76,451        $  1,929,871      $  285,929       $ 423,568         $   991,134
-------------------------------------------      =========        ============      ==========       =========         ===========

                                                JNL/Lazard        JNL/Lazard         JNL/MCM                            JNL/MCM
                                                  Mid Cap          Small Cap         10 x 10          JNL/MCM          Bond Index
                                              Value Portfolio   Value Portfolio    Portfolio(a)     25 Portfolio       Portfolio
                                              ---------------   ---------------   -------------     ------------       ----------
Investment income
   Dividends                                    $    694,334     $    336,725       $        -      $    245,028        $ 839,978
                                                ------------     ------------       ----------      ------------        ---------
Expenses
   Insurance charges (Note 3)                        232,987          148,243           28,349           346,045          337,660
                                                ------------     ------------       ----------      ------------        ---------
Total expenses                                       232,987          148,243           28,349           346,045          337,660
                                                ------------     ------------       ----------      ------------        ---------
Net investment income (loss)                         461,347          188,482          (28,349)         (101,017)         502,318
                                                ------------     ------------       ----------      ------------        ---------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies         1,255,301          429,589                -           254,956                -
   Investments                                       144,903          (68,398)             261         1,370,053           63,122
Net change in unrealized appreciation
  (depreciation) on investments                   (2,578,376)      (1,252,627)        (211,878)       (1,681,100)         293,603
                                                ------------     ------------       ----------      ------------        ---------
Net realized and unrealized gain (loss)           (1,178,172)        (891,436)        (211,617)          (56,091)         356,725
                                                ------------     ------------       ----------      ------------        ---------
Net increase (decrease) in net assets
  from operations                               $   (716,825)    $   (702,954)      $ (239,966)     $   (157,108)       $ 859,043
-------------------------------------------     ============     ============       ==========      ============        =========

(a) Commencement of operations April 30, 2007.

                    See notes to the financial statements.                    14

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                 JNL/MCM          JNL/MCM           JNL/MCM            JNL/MCM          JNL/MCM
                                             Communications   Consumer Brands        Dow 10         Dow Dividend     Dow Dividend
                                            Sector Portfolio  Sector Portfolio  Portfolio (NY)(b)   Portfolio(c)   Portfolio (NY)(d)
                                            ----------------  ----------------  -----------------   ------------   -----------------
Investment income
   Dividends                                   $  177,430        $    6,258        $          -     $         -       $         -
                                               ----------        ----------        ------------     ------------      ------------
Expenses
   Insurance charges (Note 3)                      73,569            15,182             154,646           29,663           340,900
                                               ----------        ----------        ------------     ------------      ------------
Total expenses                                     73,569            15,182             154,646           29,663           340,900
                                               ----------        ----------        ------------     ------------      ------------
Net investment income (loss)                      103,861            (8,924)           (154,646)         (29,663)         (340,900)
                                               ----------        ----------        ------------     ------------      ------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies         55,004            38,081                   -                -                 -
   Investments                                    320,491            13,740           6,541,242           (6,057)          726,571
Net change in unrealized appreciation
  (depreciation) on investments                  (477,636)         (144,822)         (5,092,543)      (1,121,685)       (1,646,133)
                                               ----------        ----------        ------------     ------------      ------------
Net realized and unrealized gain (loss)          (102,141)          (93,001)          1,448,699       (1,127,742)         (919,562)
                                               ----------        ----------        ------------     ------------      ------------
Net increase (decrease) in net assets
  from operations                              $    1,720        $ (101,925)       $  1,294,053     $ (1,157,405)     $ (1,260,462)
------------------------------------------     ==========        ==========        ============     ============      ============

                                                 JNL/MCM
                                                 Enhanced         JNL/MCM            JNL/MCM           JNL/MCM          JNL/MCM
                                              S&P 500 Stock      Financial          Global 15         Healthcare        Index 5
                                             Index Portfolio  Sector Portfolio  Portfolio (NY)(b)  Sector Portfolio   Portfolio(a)
                                             ---------------  ----------------  -----------------  ----------------   ------------
Investment income
   Dividends                                   $   69,099        $   48,222       $          -        $  44,989        $        -
                                               ----------        ----------       -------------       ---------        ----------
Expenses
   Insurance charges (Note 3)                     123,539            51,731             263,259         107,307            17,487
                                               ----------        ----------       -------------       ---------        ----------
Total expenses                                    123,539            51,731             263,259         107,307            17,487
                                               ----------        ----------       -------------       ---------        ----------
Net investment income (loss)                      (54,440)           (3,509)           (263,259)        (62,318)          (17,487)
                                               ----------        ----------       -------------       ---------        ----------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies        109,970           120,959                   -         184,241                 -
   Investments                                    236,898            27,313          13,523,470         148,132           (91,142)
Net change in unrealized appreciation
  (depreciation) on investments                  (355,395)         (689,931)        (10,582,665)         (9,518)          (34,697)
                                               ----------        ----------       -------------       ---------        ----------
Net realized and unrealized gain (loss)            (8,527)         (541,659)          2,940,805         322,855          (125,839)
                                               ----------        ----------       -------------       ---------        ----------
Net increase (decrease) in net assets
  from operations                              $  (62,967)       $ (545,168)      $   2,677,546       $ 260,537        $ (143,326)
------------------------------------------     ==========        ==========       =============       =========        ==========

(a)   Commencement of operations April 30, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                    See notes to the financial statements.                    15

JNLNY Separate Account I

Statements of Operations
For the Year Ended December 31, 2007

                                             JNL/MCM             JNL/MCM          JNL/MCM             JNL/MCM          JNL/MCM
                                          International           JNL 5         JNL Optimized        Nasdaq 15         Nasdaq 25
                                         Index Portfolio        Portfolio        5 Portfolio     Portfolio (NY)(d)   Portfolio(c)
                                         ---------------      ------------      -------------    -----------------   ------------
Investment income
   Dividends                               $ 1,156,396        $  7,738,066       $   424,809         $       -         $       -
                                           -----------        ------------       -----------         ---------         ---------
Expenses
   Insurance charges (Note 3)                  687,144           6,002,097           247,566            62,289             7,475
                                           -----------        ------------       -----------         ---------         ---------
Total expenses                                 687,144           6,002,097           247,566            62,289             7,475
                                           -----------        ------------       -----------         ---------         ---------
Net investment income (loss)                   469,252           1,735,969           177,243           (62,289)           (7,475)
                                           -----------        ------------       -----------         ---------         ---------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                 466,895             306,300            53,575                 -                 -
   Investments                               1,415,100           8,158,414           799,580           761,232             9,735
Net change in unrealized
   appreciation (depreciation) on
   investments                                 220,721         (19,241,953)          207,975          (227,679)          155,959
                                           -----------        ------------       -----------         ---------         ---------
Net realized and unrealized gain
   (loss)                                    2,102,716         (10,777,239)        1,061,130           533,553           165,694
                                           -----------        ------------       -----------         ---------         ---------
Net increase (decrease) in net
   assets from operations                  $ 2,571,968        $ (9,041,270)      $ 1,238,373         $ 471,264         $ 158,219
-----------------------------------        ===========        ============       ===========         =========         =========

                                             JNL/MCM              JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM
                                        NYSE International       Oil & Gas           S&P 10            S&P 24           S&P 24
                                         25 Portfolio(a)     Sector Portfolio   Portfolio (NY)(b)   Portfolio(c)   Portfolio (NY)(d)
                                        ------------------   ----------------   -----------------   ------------   -----------------
Investment income
   Dividends                                 $ 125,148          $   175,634        $         -       $       -        $        -
                                             ---------          -----------        -----------       ---------        ----------
Expenses
   Insurance charges (Note 3)                   23,666              322,583            159,104             996            18,853
                                             ---------          -----------        -----------       ---------        ----------
Total expenses                                  23,666              322,583            159,104             996            18,853
                                             ---------          -----------        -----------       ---------        ----------
Net investment income (loss)                   101,482             (146,949)          (159,104)           (996)          (18,853)
                                             ---------          -----------        -----------       ---------        ----------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                       -            1,027,128                  -               -                 -
   Investments                                   7,347            1,721,352          6,490,923             (18)          164,980
Net change in unrealized
   appreciation (depreciation) on
   investments                                  89,506            1,877,108         (5,590,565)         (9,905)          (45,920)
                                             ---------          -----------        -----------       ---------        ----------
Net realized and unrealized gain
   (loss)                                       96,853            4,625,588            900,358          (9,923)          119,060
                                             ---------          -----------        -----------       ---------        ----------
Net increase (decrease) in net assets
   from operations                           $ 198,335          $ 4,478,639        $   741,254       $ (10,919)       $  100,207
-------------------------------------        =========          ===========        ===========       =========        ==========

(a)   Commencement of operations April 30, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                    See notes to the financial statements.                    16

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                           JNL/MCM           JNL/MCM          JNL/MCM            JNL/MCM           JNL/MCM
                                       S&P 400 MidCap        S&P 500          S&P SMid       Select Small-Cap      Small Cap
                                       Index Portfolio   Index Portfolio   60 Portfolio(a)       Portfolio      Index Portfolio
                                       ---------------   ---------------   ---------------   ----------------   ---------------
Investment income
   Dividends                             $   377,087       $   609,382         $ 33,824        $    867,880      $    380,876
                                         -----------       -----------         --------        ------------      ------------
Expenses
   Insurance charges (Note 3)                552,822           782,547           18,315             255,621           486,778
                                         -----------       -----------         --------        ------------      ------------
Total expenses                               552,822           782,547           18,315             255,621           486,778
                                         -----------       -----------         --------        ------------      ------------
Net investment income (loss)                (175,735)         (173,165)          15,509             612,259          (105,902)
                                         -----------       -----------         --------        ------------      ------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                             2,118,924           393,688                -             141,171         1,348,608
   Investments                               831,797           988,412          104,778             (48,117)          493,951
Net change in unrealized
   appreciation (depreciation) on
   investments                            (1,420,733)         (156,473)        (104,023)         (2,227,411)       (2,882,911)
                                         -----------       -----------         --------        ------------      ------------
Net realized and unrealized gain
   (loss)                                  1,529,988         1,225,627              755          (2,134,357)       (1,040,352)
                                         -----------       -----------         --------        ------------      ------------

Net increase (decrease) in net
   assets from operations                $ 1,354,253       $ 1,052,462         $ 16,264        $ (1,522,098)     $ (1,146,254)
------------------------------------     ===========       ===========         ========        ============      ============


                                                                                                                   JNL/
                                          JNL/MCM             JNL/MCM           JNL/MCM                       Oppenheimer
                                         Technology        Value Line 25     Value Line 30       JNL/MCM      Global Growth
                                      Sector Portfolio   Portfolio (NY)(c)    Portfolio(b)    VIP Portfolio     Portfolio
                                      ----------------   -----------------   --------------   -------------   -------------
Investment income
   Dividends                              $   2,463         $         -        $        -      $ 1,098,568    $    181,931
                                          ---------         -----------        ----------      -----------    ------------
Expenses
   Insurance charges (Note 3)                57,734             861,089           101,519          365,574         283,979
                                          ---------         -----------        ----------      -----------    ------------
Total expenses                               57,734             861,089           101,519          365,574         283,979
                                          ---------         -----------        ----------      -----------    ------------
Net investment income (loss)                (55,271)           (861,089)         (101,519)         732,994        (102,048)
                                          ---------         -----------        ----------      -----------    ------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                               72,772                   -                 -           53,064       1,112,484
   Investments                              157,830          13,691,371           (19,311)         918,217         683,774
Net change in unrealized
   appreciation (depreciation) on
    investments                              97,515          (5,464,960)         (229,066)      (1,112,805)   $ (1,140,609)
                                          ---------         -----------        ----------      -----------    ------------
Net realized and unrealized gain
   (loss)                                   328,117           8,226,411          (248,377)        (141,524)        655,649
                                          ---------         -----------        ----------      -----------    ------------

Net increase (decrease) in net
   assets from operations                 $ 272,846         $ 7,365,322        $ (349,896)     $   591,470    $    553,601
-----------------------------------       =========         ===========        ==========      ===========    ============

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   The period is from January 1, 2007 through acquisition November 30, 2007.

                    See notes to the financial statements.                    17

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                                                                        JNL/            JNL/
                                                    JNL/              JNL/PIMCO        JNL/PIMCO    PPM America     PPM America
                                                Oppenheimer          Real Return     Total Return   Core Equity      High Yield
                                            Growth Portfolio(b)     Portfolio(a)    Bond Portfolio   Portfolio     Bond Portfolio
                                            -------------------     ------------    --------------  -----------    --------------
Investment income
   Dividends                                     $  189,428          $       -        $ 1,517,676   $    9,849       $ 1,496,769
                                                 ----------          ---------        -----------   ----------       -----------
Expenses
   Insurance charges (Note 3)                        13,775             25,852            556,341       42,003           324,705
                                                 ----------          ---------        -----------   ----------       -----------
Total expenses                                       13,775             25,852            556,341       42,003           324,705
                                                 ----------          ---------        -----------   ----------       -----------
Net investment income (loss)                        175,653            (25,852)           961,335      (32,154)        1,172,064
                                                 ----------          ---------        -----------   ----------       -----------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies          271,443                  -             42,490            -                 -
   Investments                                      (24,743)            17,572            (55,622)      49,030          (285,714)
Net change in unrealized appreciation
   (depreciation) on investments                   (244,517)           161,817            974,843     (255,400)       (1,757,967)
                                                 ----------          ---------        -----------   ----------       -----------
Net realized and unrealized gain (loss)               2,183            179,389            961,711     (206,370)       (2,043,681)
                                                 ----------          ---------        -----------   ----------       -----------

Net increase (decrease) in net assets
   from operations                               $  177,836          $ 153,537        $ 1,923,046   $ (238,524)      $  (871,617)
------------------------------------------       ==========          =========        ===========   ==========       ===========

                                                    JNL/                                              JNL/S&P
                                                 PPM America        JNL/Putnam                      Competitive        JNL/S&P
                                                Value Equity          Midcap          JNL/S&P 4      Advantage       Disciplined
                                                  Portfolio     Growth Portfolio(d)  Portfolio(c)  Portfolio(c)  Growth Portfolio(a)
                                                ------------    -------------------  ------------  ------------  -------------------
Investment income
   Dividends                                     $   32,763         $        -         $      -     $   1,572         $       -
                                                 ----------         ----------         --------     ---------         ---------
Expenses
   Insurance charges (Note 3)                        88,833             35,561               80         2,688             8,166
                                                 ----------         ----------         --------     ---------         ---------
Total expenses                                       88,833             35,561               80         2,688             8,166
                                                 ----------         ----------         --------     ---------         ---------
Net investment income (loss)                        (56,070)           (35,561)             (80)       (1,116)           (8,166)
                                                 ----------         ----------         --------     ---------         ---------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies                -                  -                -             -                 -
   Investments                                      422,069            378,659             (158)         (107)              968
Net change in unrealized appreciation
   (depreciation) on investments                   (644,365)          (384,940)            (769)      (49,682)           19,559
                                                 ----------         ----------         --------     ---------         ---------
Net realized and unrealized gain (loss)            (222,296)            (6,281)            (927)      (49,789)           20,527
                                                 ----------         ----------         --------     ---------         ---------

Net increase (decrease) in net assets
   from operations                               $ (278,366)        $  (41,842)        $ (1,007)    $ (50,905)        $  12,361
------------------------------------------       ==========         ==========         ========     =========         =========

(a) Commencement of operations January 16, 2007.

(b) The period is from January 1, 2007 through acquisition April 27, 2007.

(c) Commencement of operations December 3, 2007.

(d) The period is from January 1, 2007 through acquisition November 30, 2007.

                    See notes to the financial statements.                    18

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                                                                            JNL/S&P
                                                      JNL/              JNL/S&P             JNL/S&P         Growth       JNL/S&P
                                                 S&P Disciplined      Disciplined       Dividend Income   Retirement    Intrinsic
                                                     Moderate           Moderate            & Growth       Strategy       Value
                                                   Portfolio(a)   Growth Portfolio(a)     Portfolio(b)   Portfolio(a)  Portfolio(b)
                                                 ---------------  -------------------   ---------------  ------------  -----------
Investment income
   Dividends                                        $       -          $       -             $   76       $   7,599         $ -
                                                    ---------          ---------             ------       ---------         ---

Expenses
   Insurance charges (Note 3)                           4,413             10,838                 63             462           -
                                                    ---------          ---------             ------       ---------         ---
Total expenses                                          4,413             10,838                 63             462           -
                                                    ---------          ---------             ------       ---------         ---
Net investment income (loss)                           (4,413)           (10,838)                13           7,137           -
                                                    ---------          ---------             ------       ---------         ---

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies                  -                  -                  -               -           -
   Investments                                          1,094              2,933                  -              (7)          -
Net change in unrealized appreciation
   (depreciation) on investments                        6,804              7,859               (689)        (11,824)          -
                                                    ---------          ---------             ------       ---------         ---
Net realized and unrealized gain (loss)                 7,898             10,792               (689)        (11,831)          -
                                                    ---------          ---------             ------       ---------         ---

Net increase (decrease) in net assets
   from operations                                  $   3,485          $     (46)            $ (676)      $  (4,694)        $ -
------------------------------------------          =========          =========             ======       =========         ===

                                                                                                                           JNL/
                                                       JNL/                JNL/                               JNL/      S&P Managed
                                                   S&P Managed        S&P Managed            JNL/         S&P Managed    Moderate
                                                    Aggressive        Conservative        S&P Managed      Moderate      Growth
                                                 Growth Portfolio      Portfolio       Growth Portfolio    Portfolio    Portfolio
                                                 ----------------     ------------     ----------------   -----------  ------------
Investment income
   Dividends                                       $ 1,285,260         $   511,601       $ 1,772,811      $ 1,071,999   $ 2,315,549
                                                   -----------         -----------       -----------      -----------   -----------

Expenses
   Insurance charges (Note 3)                        1,325,464             255,928         1,834,715          650,429     1,912,298
                                                   -----------         -----------       -----------      -----------   -----------
Total expenses                                       1,325,464             255,928         1,834,715          650,429     1,912,298
                                                   -----------         -----------       -----------      -----------   -----------
Net investment income (loss)                           (40,204)            255,673           (61,904)         421,570       403,251
                                                   -----------         -----------       -----------      -----------   -----------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies                   -             419,284         5,121,834          926,961     5,670,183
   Investments                                       3,211,995             209,655         2,938,380          548,180     2,395,844
Net change in unrealized appreciation
   (depreciation) on investments                     1,412,314            (274,706)       (1,560,997)         (55,073)   (1,908,989)
                                                   -----------         -----------       -----------      -----------   -----------
Net realized and unrealized gain (loss)              4,624,309             354,233         6,499,217        1,420,068     6,157,038
                                                   -----------         -----------       -----------      -----------   -----------

Net increase (decrease) in net assets
   from operations                                 $ 4,584,105         $   609,906       $ 6,437,313      $ 1,841,638   $ 6,560,289
------------------------------------------         ===========         ===========       ===========      ===========   ===========

(a) Commencement of operations January 16, 2007.

(b) Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    19

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                            JNL/S&P               JNL/S&P
                                        Moderate Growth           Moderate           JNL/S&P          JNL/S&P          JNL/S&P
                                           Retirement       Retirement Strategy  Retirement 2015  Retirement 2020  Retirement 2025
                                     Strategy Portfolio(a)      Portfolio(a)        Portfolio        Portfolio        Portfolio
                                     ---------------------  -------------------  ---------------  ---------------  ---------------
Investment income
   Dividends                                  $ -                   $ -             $  5,235         $  2,854         $  2,129
                                              ---                   ---             --------         --------         --------

Expenses
   Insurance charges (Note 3)                   -                     -               15,104           12,650            7,227
                                              ---                   ---             --------         --------         --------
Total expenses                                  -                     -               15,104           12,650            7,227
                                              ---                   ---             --------         --------         --------
Net investment income (loss)                    -                     -               (9,869)          (9,796)          (5,098)
                                              ---                   ---             --------         --------         --------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment                -                     -                5,971            4,588            2,808
     companies
   Investments                                  -                     -                2,426            1,745            7,558
Net change in unrealized
  appreciation (depreciation)
  on investments                                -                     -               55,874           42,967           16,578
                                              ---                   ---             --------         --------         --------
Net realized and unrealized gain
  (loss)                                        -                     -               64,271           49,300           26,944
                                              ---                   ---             --------         --------         --------

Net increase (decrease) in net
  assets from operations                      $ -                   $ -             $ 54,402         $ 39,504         $ 21,846
-----------------------------------           ===                   ===             ========         ========         ========

                                              JNL/
                                         S&P Retirement           JNL/S&P           JNL/Select       JNL/Select          JNL/
                                             Income             Total Yield          Balanced       Money Market     Select Value
                                           Portfolio            Portfolio(b)        Portfolio        Portfolio        Portfolio
                                         --------------         ------------        ----------      ------------     ------------
Investment income
   Dividends                                $  24,086                $ -            $  407,384       $ 884,262        $  440,055
                                            ---------                ---            ----------       ---------        ----------

Expenses
   Insurance charges (Note 3)                  40,257                  -               276,724         357,940           198,931
                                            ---------                ---            ----------       ---------        ----------
Total expenses                                 40,257                  -               276,724         357,940           198,931
                                            ---------                ---            ----------       ---------        ----------
Net investment income (loss)                  (16,171)                 -               130,660         526,322           241,124
                                            ---------                ---            ----------       ---------        ----------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment                7,354                  -               580,481               -           594,681
     companies
   Investments                                 16,664                  -               626,444               1           421,593
Net change in unrealized
  appreciation (depreciation) on
  investments                                 109,642                  -              (627,440)             (1)         (801,661)
                                            ---------                ---            ----------       ---------        ----------
Net realized and unrealized gain
  (loss)                                      133,660                  -               579,485               -           214,613
                                            ---------                ---            ----------       ---------        ----------

Net increase (decrease) in net
  assets from operations                    $ 117,489                $ -            $  710,145       $ 526,322        $  455,737
-----------------------------------         =========                ===            ==========       =========        ==========

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    20

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                      JNL/T.Rowe         JNL/T.Rowe        JNL/T.Rowe
                                                  Price Established     Price Mid-Cap     Price Value
                                                   Growth Portfolio   Growth Portfolio     Portfolio
                                                  -----------------   ----------------   -------------
Investment income
   Dividends                                         $   355,403        $   605,342      $    703,351
                                                     -----------        -----------      ------------

Expenses
   Insurance charges (Note 3)                            551,747            581,959           536,805
                                                     -----------        -----------      ------------
Total expenses                                           551,747            581,959           536,805
                                                     -----------        -----------      ------------
Net investment income (loss)                            (196,344)            23,383           166,546
                                                     -----------        -----------      ------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies             2,019,518          3,652,420         1,464,362
   Investments                                         1,123,687          1,153,685           988,509
Net change in unrealized appreciation
   (depreciation) on investments                        (636,523)          (684,359)       (3,073,565)
                                                     -----------        -----------      ------------
Net realized and unrealized gain (loss)                2,506,682          4,121,746          (620,694)
                                                     -----------        -----------      ------------

Net increase (decrease) in net assets
   from operations                                   $ 2,310,338        $ 4,145,129      $   (454,148)
------------------------------------------           ===========        ===========      ============

                    See notes to the financial statements.                    21

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                  JNL/AIM           JNL/AIM         JNL/AIM         JNL/AIM
                                               International       Large Cap      Real Estate      Small Cap          JNL/Alger
                                             Growth Portfolio  Growth Portfolio    Portfolio    Growth Portfolio Growth Portfolio(b)
                                             ----------------  ----------------  -------------  ---------------- -------------------
Operations
   Net investment income (loss)               $     (1,040)      $   (93,540)    $     74,963    $   (61,357)       $    (20,241)
   Net realized gain (loss) on investments         556,631           546,955          335,727        600,013             983,245
   Net change in unrealized appreciation
     (depreciation) on investments                 126,731           367,499       (2,477,369)      (187,063)           (465,570)
                                              ------------       -----------     ------------     ----------        ------------
Net increase (decrease) in net assets from
   operations                                      682,322           820,914       (2,066,679)       351,593             497,434
                                              ------------       -----------     ------------     ----------        ------------
Contract transactions (1)
   Purchase payments (Note 4)                    3,817,674         1,017,600        3,695,933        852,070             137,601
   Surrenders and terminations                    (970,294)         (449,330)        (607,051)      (443,484)           (369,860)
   Transfers between portfolios                  2,708,382           (19,506)      (1,800,278)      (809,563)         (6,520,553)
   Net annuitization transactions                        -                 -                -              -                   -
   Policyholder charges (Note 3)                    (7,507)           (7,931)         (12,119)        (7,198)             (1,954)
                                              ------------       -----------     ------------     ----------        ------------
Net increase (decrease) in net assets from
   contract transactions                         5,548,255           540,833        1,276,485       (408,175)         (6,754,766)
                                              ------------       -----------     ------------     ----------        ------------
Net increase (decrease) in net assets            6,230,577         1,361,747         (790,194)       (56,582)         (6,257,332)

Net assets beginning of period                   8,156,725         6,041,765        7,640,135      3,987,004           6,257,332
                                              ------------       -----------     ------------    -----------        ------------
Net assets end of period                      $ 14,387,302       $ 7,403,512     $  6,849,941    $ 3,930,422        $          -
-------------------------------------------   ============       ===========     ============    ===========        ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006             519,421           496,536          493,717        286,654             482,366

   Units Issued                                    503,437           160,041          799,285        131,238              13,709
   Units Redeemed                                 (207,082)         (121,196)        (763,244)      (160,115)           (496,075)
                                              ------------       -----------     ------------     ----------        ------------
Units Outstanding at December 31, 2007             815,776           535,381          529,758        257,777                   -
                                              ============       ===========     ============    ===========        ============

                                               JNL/Capital        JNL/Capital        JNL/Capital      JNL/Capital  JNL/Credit Suisse
                                             Guardian Global    Guardian Global        Guardian      Guardian U.S.  Global Natural
                                                 Balanced         Diversified    International Small Growth Equity     Resources
                                                Portfolio     Research Portfolio   Cap Portfolio(c)    Portfolio     Portfolio(a)
                                             ---------------  ------------------ ------------------- ------------- -----------------
Operations
   Net investment income (loss)               $     90,889        $  (37,883)         $    (170)      $  (142,433)   $   (187,788)
   Net realized gain (loss) on investments       1,205,914           (38,808)              (100)           39,791         294,214
   Net change in unrealized appreciation
     (depreciation) on investments                (710,069)          737,185             (1,250)          670,450       2,042,724
                                              ------------       -----------          ---------       -----------    ------------
Net increase (decrease) in net assets from
   operations                                      586,734           660,494             (1,520)          567,808       2,149,150
                                              ------------       -----------          ---------       -----------    ------------

Contract transactions (1)
   Purchase payments (Note 4)                    2,178,481           863,343             31,208         1,448,592       3,492,318
   Surrenders and terminations                  (1,188,590)         (817,736)                 -          (929,168)       (339,046)
   Transfers between portfolios                    722,260         1,409,363            125,175           794,859      16,857,013
   Net annuitization transactions                        -                 -                  -                 -               -
   Policyholder charges (Note 3)                   (13,512)           (3,770)                 -            (8,854)         (2,125)
                                              ------------       -----------          ---------       -----------    ------------
Net increase (decrease) in net assets from
   contract transactions                         1,698,639         1,451,200            156,383         1,305,429      20,008,160
                                              ------------       -----------          ---------       -----------    ------------
Net increase (decrease) in net assets            2,285,373         2,111,694            154,863         1,873,237      22,157,310

Net assets beginning of period                  10,268,216         3,675,647                  -         7,526,107               -
                                              ------------       -----------          ---------       -----------    ------------
Net assets end of period                      $ 12,553,589       $ 5,787,341          $ 154,863       $ 9,399,344    $ 22,157,310
-------------------------------------------   ============       ===========          =========       ===========    ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006             858,919           273,227                  -           528,082               -

   Units Issued                                    417,730           112,051             17,097           161,245       1,993,268
   Units Redeemed                                 (286,580)          (86,233)            (1,384)         (152,708)       (370,782)
                                              ------------       -----------          ---------       -----------    ------------
Units Outstanding at December 31, 2007             990,069           299,045             15,713           536,619       1,622,486
                                              ============       ===========          =========       ===========    ============

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    22

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                 JNL/                                                                  JNL/Franklin
                                             Credit Suisse    JNL/Eagle        JNL/Eagle           JNL/Franklin         Templeton
                                              Long/Short     Core Equity    SmallCap Equity     Templeton Founding    Global Growth
                                             Portfolio(a)     Portfolio        Portfolio      Strategy Portfolio(a)    Portfolio(a)
                                             -------------   ------------   ---------------   ---------------------   -------------
Operations
   Net investment income (loss)                $  (6,332)    $     8,090     $     31,474         $   (267,595)        $   (11,683)
   Net realized gain (loss) on investments          (751)        772,487        1,583,641             (105,376)            (12,355)
   Net change in unrealized appreciation
     (depreciation) on investments                 3,577        (822,157)      (1,018,641)            (763,710)           (208,297)
                                               ---------     -----------     ------------         ------------         -----------
Net increase (decrease) in net assets from
   operations                                    (3,506)         (41,580)         596,474           (1,136,681)           (232,335)
                                               ---------     -----------     ------------         ------------         -----------

Contract transactions (1)
   Purchase payments (Note 4)                    225,852         201,731        1,834,403           27,725,063           1,590,011
   Surrenders and terminations                    (4,384)       (464,716)        (670,899)            (504,503)           (102,182)
   Transfers between portfolios                  299,710        (176,484)        (305,389)          10,427,772           3,486,082
   Net annuitization transactions                      -               -                -                    -                   -
   Policyholder charges (Note 3)                      (3)         (4,637)          (8,501)              (4,464)             (1,788)
                                               ---------     -----------     ------------         ------------         -----------
Net increase (decrease) in net assets from
   contract transactions                         521,175        (444,106)         849,614           37,643,868           4,972,123
                                               ---------     -----------     ------------         ------------         -----------
Net increase (decrease) in net assets            517,669        (485,686)       1,446,088           36,507,187           4,739,788

Net assets beginning of period                         -       4,579,914        5,301,358                    -                   -
                                               ---------     -----------     ------------         ------------         -----------
Net assets end of period                       $ 517,669     $ 4,094,228     $  6,747,446         $ 36,507,187         $ 4,739,788
-------------------------------------------    =========     ===========     ============         ============         ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2006                 -         314,335          272,762                    -                   -

   Units Issued                                  128,746          35,049          200,582            4,214,478             530,075
   Units Redeemed                                (80,238)        (63,567)        (177,230)            (536,849)            (50,770)
                                               ---------     -----------     ------------         ------------         -----------
Units Outstanding at December 31, 2007            48,508         285,817          296,114            3,677,629             479,305
                                               =========     ===========     ============         ============         ===========

                                                                                     JNL/Franklin         JNL/            JNL/
                                               JNL/Franklin       JNL/Franklin         Templeton      Goldman Sachs   Goldman Sachs
                                                 Templeton      Templeton Mutual       Small Cap        Core Plus        Mid Cap
                                             Income Portfolio  Shares Portfolio(a)  Value Portfolio  Bond Portfolio  Value Portfolio
                                             ----------------  -------------------  ---------------  --------------  ---------------
Operations
   Net investment income (loss)               $    516,772       $   (66,264)         $    27,210     $    248,430     $    10,029
   Net realized gain (loss) on investments         142,553           (24,492)             125,401          128,151         330,908
   Net change in unrealized appreciation
     (depreciation) on investments              (1,212,982)         (223,209)            (496,777)         310,137        (466,163)
                                              ------------       -----------          -----------     ------------     -----------
Net increase (decrease) in net assets from
   operations                                     (553,657)         (313,965)            (344,166)         686,718        (125,226)
                                              ------------       -----------          -----------     ------------     -----------

Contract transactions (1)
   Purchase payments (Note 4)                   11,087,254         5,831,097            1,199,833        3,663,106       1,880,846
   Surrenders and terminations                  (1,856,852)         (136,580)            (176,701)        (905,773)       (205,245)
   Transfers between portfolios                 14,183,732         1,782,722              219,400        1,200,804         866,944
   Net annuitization transactions                        -                 -                    -           (3,423)              -
   Policyholder charges (Note 3)                   (35,771)           (1,851)              (2,094)          (8,770)         (3,798)
                                              ------------       -----------          -----------     ------------     -----------
Net increase (decrease) in net assets from
   contract transactions                        23,378,363         7,475,388            1,240,438        3,945,944       2,538,747
                                              ------------       -----------          -----------     ------------     -----------
Net increase (decrease) in net assets           22,824,706         7,161,423              896,272        4,632,662       2,413,521

Net assets beginning of period                   5,251,010                 -            1,909,317       10,766,740       1,795,542
                                              ------------       -----------          -----------     ------------     -----------
Net assets end of period                      $ 28,075,716       $ 7,161,423          $ 2,805,589     $ 15,399,402     $ 4,209,063
-------------------------------------------   ============       ===========          ===========     ============     ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2006             484,184                 -              152,350          612,829         140,902

   Units Issued                                  2,816,606           824,199              255,369          437,621         803,638
   Units Redeemed                                 (715,136)          (98,056)            (165,807)        (223,606)       (617,850)
                                              ------------       -----------          -----------     ------------     -----------
Units Outstanding at December 31, 2007           2,585,654           726,143              241,912          826,844         326,690
                                              ============       ===========          ===========     ============     ===========

(a)   Commencement of operations January 16, 2007.

                    See notes to the financial statements.                    23

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                  JNL/                                            JNL/JPMorgan
                                             Goldman Sachs     JNL/JPMorgan      JNL/JPMorgan   U.S. Government      JNL/Lazard
                                             Short Duration    International    MidCap Growth    & Quality Bond   Emerging Markets
                                             Bond Portfolio   Value Portfolio     Portfolio        Portfolio         Portfolio
                                             --------------   ---------------   -------------   ---------------   ----------------
Operations
   Net investment income (loss)               $    48,850      $  1,039,630      $   (97,964)     $   170,316       $    (70,190)
   Net realized gain (loss) on investments         42,501         2,974,738          (98,572)         124,547            307,509
   Net change in unrealized appreciation
      (depreciation) on investments               (14,900)       (2,084,497)         482,465          128,705            753,815
                                              -----------      ------------      -----------      -----------       ------------
Net increase (decrease) in net assets
   from operations                                 76,451         1,929,871          285,929          423,568            991,134
                                              -----------      ------------      -----------      -----------       ------------
Contract transactions (1)
   Purchase payments (Note 4)                   1,322,030         7,870,665          523,884        2,233,654          3,722,819
   Surrenders and terminations                   (113,804)       (1,581,760)      (1,135,239)      (1,251,590)          (153,757)
   Transfers between portfolios                   884,128         3,763,777        2,626,848            1,204          4,003,790
   Net annuitization transactions                       -                 -           (4,173)          (3,243)                 -
   Policyholder charges (Note 3)                     (582)          (20,288)          (7,995)         (13,681)            (2,445)
                                              -----------      ------------      -----------      -----------       ------------
Net increase (decrease) in net assets from
   contract transactions                        2,091,772        10,032,394        2,003,325          966,344          7,570,407
                                              -----------      ------------      -----------      -----------       ------------
Net increase (decrease) in net assets           2,168,223        11,962,265        2,289,254        1,389,912          8,561,541

Net assets beginning of period                  1,442,817        16,995,366        5,617,423        8,591,021          1,500,895
                                              -----------      ------------      -----------      -----------       ------------
Net assets end of period                      $ 3,611,040      $ 28,957,631      $ 7,906,677      $ 9,980,933       $ 10,062,436
------------------------------------------    ===========      ============      ===========      ===========       ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006            141,645         1,056,028          429,093          614,973            138,119

      Units Issued                                525,829         1,570,687          189,146          510,522            768,133
      Units Redeemed                             (323,103)         (951,534)        (131,914)        (466,400)          (190,871)
                                              -----------      -------------     ------------     -----------       ------------
Units Outstanding at December 31, 2007            344,371         1,675,181          486,325          659,095            715,381
                                              ===========      =============     ============     ===========       ============

                                                JNL/Lazard       JNL/Lazard        JNL/MCM                             JNL/MCM
                                                 Mid Cap          Small Cap        10 x 10         JNL/MCM            Bond Index
                                             Value Portfolio   Value Portfolio   Portfolio(a)    25 Portfolio         Portfolio
                                             ---------------   ---------------   ------------   -------------        ------------
Operations
   Net investment income (loss)               $    461,347       $   188,482     $   (28,349)   $   (101,017)        $   502,318
   Net realized gain (loss) on investments       1,400,204           361,191             261       1,625,009              63,122
   Net change in unrealized appreciation
      (depreciation) on investments             (2,578,376)       (1,252,627)       (211,878)     (1,681,100)            293,603
                                              ------------       -----------     -----------    ------------         -----------
Net increase (decrease) in net assets
   from operations                                (716,825)         (702,954)       (239,966)       (157,108)            859,043
                                              ------------       -----------     -----------    ------------         -----------
Contract transactions (1)
   Purchase payments (Note 4)                    2,840,044         1,953,207       4,347,720       2,121,938           4,782,990
   Surrenders and terminations                    (780,426)         (650,519)        (90,176)     (1,364,269)           (748,197)
   Transfers between portfolios                    373,913           (49,210)      2,734,956     (11,621,275)          1,166,415
   Net annuitization transactions                  (17,803)          (12,810)              -          (7,033)                  -
   Policyholder charges (Note 3)                    (8,871)           (6,526)         (1,209)        (20,995)             (5,852)
                                              ------------       -----------     -----------    ------------         -----------
Net increase (decrease) in net assets from
   contract transactions                         2,406,857         1,234,142       6,991,291     (10,891,634)          5,195,356
                                              ------------       -----------     -----------    ------------         -----------
Net increase (decrease) in net assets            1,690,032           531,188       6,751,325     (11,048,742)          6,054,399

Net assets beginning of period                  10,578,188         7,425,534               -      25,126,485          15,092,128
                                              ------------       -----------     -----------    ------------         -----------
Net assets end of period                      $ 12,268,220       $ 7,956,722     $ 6,751,325    $ 14,077,743         $ 21,146,527
------------------------------------------    ============       ===========     ===========    ============         ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2006             540,995           448,004               -       2,053,343           1,354,741

      Units Issued                                 271,938           183,174         751,018         306,165             640,130
      Units Redeemed                              (165,218)         (109,619)        (62,430)     (1,153,676)           (180,721)
                                              ------------       -----------     -----------    ------------         -----------
Units Outstanding at December 31, 2007             647,715           521,559         688,588       1,205,832           1,814,150
                                              ============       ===========     ===========    ============         ===========

(a)   Commencement of operations April 30, 2007.

                    See notes to the financial statements.                    24

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                  JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM
                                              Communications    Consumer Brands       Dow 10         Dow Dividend    Dow Dividend
                                             Sector Portfolio  Sector Portfolio  Portfolio (NY)(b)   Portfolio(c)  Portfolio (NY)(d)
                                             ----------------  ----------------  -----------------  -------------  -----------------
Operations
   Net investment income (loss)                 $   103,861      $    (8,924)      $   (154,646)    $    (29,663)    $   (340,900)
   Net realized gain (loss) on investments          375,495           51,821          6,541,242           (6,057)         726,571
   Net change in unrealized appreciation
      (depreciation) on investments                (477,636)        (144,822)        (5,092,543)      (1,121,685)      (1,646,133)
                                                -----------      -----------       ------------     ------------     ------------
Net increase (decrease) in net assets
   from operations                                    1,720         (101,925)         1,294,053       (1,157,405)      (1,260,462)
                                                -----------      -----------       ------------     ------------     ------------
Contract transactions (1)
   Purchase payments (Note 4)                     1,460,018          314,051            485,831        8,849,979        1,918,834
   Surrenders and terminations                     (147,223)         (35,039)           (47,351)        (616,144)        (426,317)
   Transfers between portfolios                     458,873          128,311         20,400,745      (22,761,197)     (28,661,652)
   Net annuitization transactions                         -                -                  -                -                -
   Policyholder charges (Note 3)                     (2,031)            (461)               (96)          (7,983)          (3,761)
                                                -----------      -----------       ------------     ------------     ------------
Net increase (decrease) in net assets from
   contract transactions                          1,769,637          406,862         20,839,129      (14,535,345)     (27,172,896)
                                                -----------      -----------       ------------     ------------     ------------
Net increase (decrease) in net assets             1,771,357          304,937         19,681,724      (15,795,807)     (25,878,843)

Net assets beginning of period                    2,349,657          737,434                  -       15,795,807       25,878,843
                                                -----------      -----------       ------------     ------------     ------------
Net assets end of period                        $ 4,121,014      $ 1,042,371       $ 19,681,724     $          -     $          -
------------------------------------------      ===========      ===========       ============     ============     ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006              360,046           63,941          1,577,315                -        1,337,996

      Units Issued                                  743,433           54,299            267,513        1,912,070        1,524,840
      Units Redeemed                               (447,076)         (17,757)        (1,844,828)         (22,494)      (2,862,836)
                                                -----------      -----------       ------------     ------------     ------------
Units Outstanding at December 31, 2007              656,403          100,483                  -        1,889,576                -
                                                ===========      ===========       ============     ============     ============

                                                 JNL/MCM
                                                Enhanced           JNL/MCM           JNL/MCM           JNL/MCM         JNL/MCM
                                              S&P 500 Stock       Financial         Global 15         Healthcare       Index 5
                                             Index Portfolio  Sector Portfolio  Portfolio (NY)(b)  Sector Portfolio  Portfolio(a)
                                             ---------------  ----------------  -----------------  ----------------  -------------
Operations
   Net investment income (loss)                $   (54,440)      $    (3,509)      $   (263,259)     $   (62,318)    $   (17,487)
   Net realized gain (loss) on investments         346,868           148,272         13,523,470          332,373         (91,142)
   Net change in unrealized appreciation
      (depreciation) on investments               (355,395)         (689,931)       (10,582,665)          (9,518)        (34,697)
                                               -----------       -----------       ------------      -----------     -----------
Net increase (decrease) in net assets
   from operations                                 (62,967)         (545,168)         2,677,546          260,537        (143,326)
                                               -----------       -----------       ------------      -----------     -----------
Contract transactions (1)
   Purchase payments (Note 4)                      645,982         1,015,309          3,617,722        1,142,081       2,005,775
   Surrenders and terminations                    (278,950)         (116,584)          (786,430)        (394,865)        (27,603)
   Transfers between portfolios                    447,745           623,262        (43,857,510)         112,666         147,505
   Net annuitization transactions                   (3,855)                -                  -           (3,383)              -
   Policyholder charges (Note 3)                    (3,551)           (1,082)            (7,362)          (8,893)           (523)
                                               -----------       -----------       ------------      -----------     -----------
Net increase (decrease) in net assets from
   contract transactions                           807,371         1,520,905        (41,033,580)         847,606       2,125,154
                                               -----------       -----------       ------------      -----------     -----------
Net increase (decrease) in net assets              744,404           975,737        (38,356,034)       1,108,143       1,981,828

Net assets beginning of period                   3,858,463         1,974,473         38,356,034        4,998,651               -
                                               -----------       -----------       ------------      -----------     -----------
Net assets end of period                       $ 4,602,867       $ 2,950,210       $          -      $ 6,106,794     $ 1,981,828
------------------------------------------     ===========       ===========       ============      ===========     ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2006             393,264           138,828          1,676,994          433,427               -

      Units Issued                                 865,781           289,409            467,942          211,359         415,612
      Units Redeemed                              (793,796)         (173,609)        (2,144,936)        (144,773)       (215,109)
                                               -----------       -----------       ------------      -----------     -----------
Units Outstanding at December 31, 2007             465,249           254,628                  -          500,013         200,503
                                               ===========       ===========       ============      ===========     ===========

(a)   Commencement of operations April 30, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                    See notes to the financial statements.                    25

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                  JNL/MCM            JNL/MCM           JNL/MCM            JNL/MCM          JNL/MCM
                                               International          JNL 5         JNL Optimized        Nasdaq 15        Nasdaq 25
                                              Index Portfolio       Portfolio        5 Portfolio     Portfolio (NY)(d)  Portfolio(c)
                                            ------------------  ----------------  -----------------  -----------------  ------------
Operations
   Net investment income (loss)                $    469,252       $   1,735,969      $    177,243       $    (62,289)   $    (7,475)
   Net realized gain (loss) on investments        1,881,995           8,464,714           853,155            761,232          9,735
   Net change in unrealized appreciation
     (depreciation) on investments                  220,721         (19,241,953)          207,975           (227,679)       155,959
                                               ------------       -------------      ------------       ------------    -----------
Net increase (decrease) in net assets
   from operations                                2,571,968          (9,041,270)        1,238,373            471,264        158,219
                                               ------------       -------------      ------------       ------------    -----------
Contract transactions (1)
   Purchase payments (Note 4)                     8,161,345         152,512,258         8,809,805          1,036,220        104,840
   Surrenders and terminations                   (2,141,362)        (14,722,855)         (724,888)          (211,223)       (28,474)
   Transfers between portfolios                   3,968,578          79,276,619         9,943,227         (4,074,669)     4,698,081
   Net annuitization transactions                         -             (62,284)                -                  -              -
   Policyholder charges (Note 3)                    (21,163)           (216,026)          (15,694)            (5,135)          (229)
                                               ------------       -------------      ------------       ------------    -----------
Net increase (decrease) in net assets from
   contract transactions                          9,967,398         216,787,712        18,012,450         (3,254,807)     4,774,218
                                               ------------       -------------      ------------       ------------    -----------
Net increase (decrease) in net assets            12,539,366         207,746,442        19,250,823         (2,783,543)     4,932,437

Net assets beginning of period                   30,700,158         203,454,376         4,683,959          2,783,543              -
                                               ------------       -------------      ------------       ------------    -----------
Net assets end of period                       $ 43,239,524       $ 411,200,818      $ 23,934,782       $          -    $ 4,932,437
------------------------------------------     ============       =============      ============       ============    ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2006            1,650,179          14,699,179           437,425            257,486              -

   Units Issued                                     860,263          20,246,565         2,521,840            218,502        424,160
   Units Redeemed                                  (363,257)         (5,141,200)         (955,344)          (475,988)       (34,059)
                                               ------------       -------------      ------------       ------------    -----------
Units Outstanding at December 31, 2007            2,147,185          29,804,544         2,003,921                  -        390,101
                                               ============       =============      ============       ============    ===========

                                                                                                                           JNL/MCM
                                                 JNL/MCM            JNL/MCM           JNL/MCM             JNL/MCM          S&P 24
                                            NYSE International     Oil & Gas           S&P 10              S&P 24         Portfolio
                                              25 Portfolio(a)   Sector Portfolio  Portfolio (NY)(b)     Portfolio(c)       (NY)(d)
                                            ------------------  ----------------  -----------------  -----------------  ------------
Operations
   Net investment income (loss)                 $   101,482      $   (146,949)      $    (159,104)       $    (996)     $   (18,853)
   Net realized gain (loss) on investments            7,347         2,748,480           6,490,923              (18)         164,980
   Net change in unrealized appreciation
     (depreciation) on investments                   89,506         1,877,108          (5,590,565)          (9,905)         (45,920)
                                                -----------      ------------       -------------        ---------      -----------
Net increase (decrease) in net assets
   from operations                                  198,335         4,478,639             741,254          (10,919)         100,207
                                                -----------      ------------       -------------        ---------      -----------
Contract transactions (1)
   Purchase payments (Note 4)                     2,231,955         4,863,427           1,265,354            5,640          321,299
   Surrenders and terminations                      (62,279)       (1,180,625)           (460,441)          (2,429)          (5,348)
   Transfers between portfolios                   1,668,281        (2,881,081)        (29,259,986)         612,266       (1,820,421)
   Net annuitization transactions                         -                 -                   -                -                -
   Policyholder charges (Note 3)                       (514)          (12,014)             (5,001)              (2)             (25)
                                                -----------      ------------       -------------        ---------      -----------
Net increase (decrease) in net assets from
   contract transactions                          3,837,443           789,707         (28,460,074)         615,475       (1,504,495)
                                                -----------      ------------       -------------        ---------      -----------
Net increase (decrease) in net assets             4,035,778         5,268,346         (27,718,820)         604,556       (1,404,288)

Net assets beginning of period                            -        15,508,584          27,718,820                -        1,404,288
                                                -----------      ------------       -------------        ---------      -----------

Net assets end of period                        $ 4,035,778      $ 20,776,930       $           -        $ 604,556      $         -
------------------------------------------      ===========      ============       =============        =========      ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2006                    -           588,373           1,543,889                -          137,456

   Units Issued                                     373,497           475,397             182,146           56,561           37,274
   Units Redeemed                                   (23,845)         (483,614)         (1,726,035)            (224)        (174,730)
                                                -----------      ------------       -------------        ---------      -----------
Units Outstanding at December 31, 2007              349,652           580,156                   -           56,337                -
                                                ===========      ============       =============        =========      ===========

(a)   Commencement of operations April 30, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                    See notes to the financial statements.                    26

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                 JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM
                                              S&P 400 MidCap       S&P 500           S&P SMid     Select Small-Cap     Small Cap
                                             Index Portfolio   Index Portfolio   60 Portfolio(a)     Portfolio      Index Portfolio
                                            ----------------  -----------------  ---------------  ----------------  ---------------
Operations
   Net investment income (loss)               $   (175,735)      $   (173,165)     $    15,509     $     612,259     $   (105,902)
   Net realized gain (loss) on investments       2,950,721          1,382,100          104,778            93,054        1,842,559
   Net change in unrealized appreciation
     (depreciation) on investments              (1,420,733)          (156,473)        (104,023)       (2,227,411)      (2,882,911)
                                              ------------       ------------      -----------     -------------     ------------
Net increase (decrease) in net assets
   from operations                               1,354,253          1,052,462           16,264        (1,522,098)      (1,146,254)
                                              ------------       ------------      -----------     -------------     ------------
Contract transactions (1)
   Purchase payments (Note 4)                    5,502,832          7,147,268          758,070         1,510,062        4,801,639
   Surrenders and terminations                  (1,810,738)        (3,015,728)         (17,133)       (1,144,915)      (1,455,111)
   Transfers between portfolios                    (14,031)           822,630          389,109       (10,777,121)         215,843
   Net annuitization transactions                        -              7,354                -            (3,489)               -
   Policyholder charges (Note 3)                   (18,675)           (36,340)            (112)          (15,589)         (10,809)
                                              ------------       ------------      -----------     -------------     ------------
Net increase (decrease) in net assets from
   contract transactions                         3,659,388          4,925,184        1,129,934       (10,431,052)       3,551,562
                                              ------------       ------------      -----------     -------------     ------------
Net increase (decrease) in net assets            5,013,641          5,977,646        1,146,198       (11,953,150)       2,405,308

Net assets beginning of period                  26,354,128         38,038,055                -        21,688,106       24,401,204
                                              ------------       ------------      -----------     -------------     ------------
Net assets end of period                      $ 31,367,769       $ 44,015,701      $ 1,146,198     $   9,734,956     $ 26,806,512
------------------------------------------    ============       ============      ===========     =============     ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006           1,734,638          3,117,960                -         1,068,431        1,561,318

   Units Issued                                    504,168            847,934          724,733           139,810          465,264
   Units Redeemed                                 (278,122)          (452,003)        (594,807)         (660,378)        (231,395)
                                              ------------       ------------      -----------     -------------     ------------
Units Outstanding at December 31, 2007           1,960,684          3,513,891          129,926           547,863        1,795,187
                                              ============       ============      ===========     =============     ============

                                                                                                                          JNL/
                                                 JNL/MCM           JNL/MCM           JNL/MCM                          Oppenheimer
                                               Technology       Value Line 25     Value Line 30        JNL/MCM       Global Growth
                                            Sector Portfolio  Portfolio (NY)(c)    Portfolio(b)     VIP Portfolio      Portfolio
                                            ----------------  -----------------  ---------------  ----------------  ---------------
Operations
   Net investment income (loss)                $   (55,271)     $    (861,089)    $   (101,519)     $    732,994     $   (102,048)
   Net realized gain (loss) on investments         230,602         13,691,371          (19,311)          971,281        1,796,258
   Net change in unrealized appreciation
     (depreciation) on investments                  97,515         (5,464,960)        (229,066)       (1,112,805)      (1,140,609)
                                               -----------      -------------     ------------      ------------     ------------
Net increase (decrease) in net assets
   from operations                                 272,846          7,365,322         (349,896)          591,470          553,601
                                               -----------      -------------     ------------      ------------     ------------
Contract transactions (1)
   Purchase payments (Note 4)                    1,049,765         11,158,742          815,510         4,265,443        4,451,359
   Surrenders and terminations                    (164,162)        (2,367,264)        (295,476)         (754,320)        (836,471)
   Transfers between portfolios                     20,853        (71,929,016)      66,177,340          (233,522)        (165,250)
   Net annuitization transactions                        -                  -                -                 -           (4,615)
   Policyholder charges (Note 3)                    (2,530)           (48,647)          (6,019)          (16,642)          (9,690)
                                               -----------      -------------     ------------      ------------     ------------
Net increase (decrease) in net assets from
   contract transactions                           903,926        (63,186,185)      66,691,355         3,260,959        3,435,333
                                               -----------      -------------     ------------      ------------     ------------
Net increase (decrease) in net assets            1,176,772        (55,820,863)      66,341,459         3,852,429        3,988,934

Net assets beginning of period                   2,834,058         55,820,863                -        14,189,999       13,164,248
                                               -----------      -------------     ------------      ------------     ------------
Net assets end of period                       $ 4,010,830      $           -     $ 66,341,459      $ 18,042,428     $ 17,153,182
------------------------------------------     ===========      =============     ============      ============     ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006             457,152          3,724,081                -         1,079,057          922,049

   Units Issued                                    372,235          2,404,978        3,841,995         1,677,404          459,649
   Units Redeemed                                 (241,978)        (6,129,059)         (75,126)       (1,494,709)        (234,065)
                                               -----------      -------------     ------------      ------------     ------------
Units Outstanding at December 31, 2007             587,409                  -        3,766,869         1,261,752        1,147,633
                                               ===========      =============     ============      ============     ============

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   The period is from January 1, 2007 through acquisition November 30, 2007.

                    See notes to the financial statements.                    27

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                                                        JNL/             JNL/
                                                    JNL/              JNL/PIMCO         JNL/PIMCO    PPM America     PPM America
                                                 Oppenheimer         Real Return      Total Return   Core Equity      High Yield
                                             Growth Portfolio(b)    Portfolio(a)     Bond Portfolio   Portfolio     Bond Portfolio
                                             -------------------    ------------     --------------  -----------    --------------
Operations
   Net investment income (loss)                  $    175,653        $   (25,852)      $    961,335  $   (32,154)    $  1,172,064
   Net realized gain (loss) on investments            246,700             17,572            (13,132)      49,030         (285,714)
   Net change in unrealized appreciation
      (depreciation) on investments                  (244,517)           161,817            974,843     (255,400)      (1,757,967)
                                                 ------------        -----------       ------------  -----------     ------------
Net increase (decrease) in net assets
   from operations                                    177,836            153,537          1,923,046     (238,524)        (871,617)
                                                 ------------        -----------       ------------  -----------     ------------
Contract transactions (1)
   Purchase payments (Note 4)                         163,313          1,672,221          6,726,120      239,856        5,595,296
   Surrenders and terminations                        (51,603)           (14,915)        (2,067,122)    (454,322)      (1,636,601)
   Transfers between portfolios                    (2,456,219)         1,341,020         (1,479,627)     125,146       (3,761,854)
   Net annuitization transactions                           -                  -           (116,943)           -           (6,674)
   Policyholder charges (Note 3)                         (525)               (70)           (21,800)      (1,627)         (18,138)
                                                 ------------        -----------       ------------  -----------     ------------
Net increase (decrease) in net assets from
   contract transactions                           (2,345,034)         2,998,256          3,040,628      (90,947)         172,029
                                                 ------------        -----------       ------------  -----------     ------------
Net increase (decrease) in net assets              (2,167,198)         3,151,793          4,963,674     (329,471)        (699,588)
Net assets beginning of period                      2,167,198                  -         29,127,995    2,794,392       18,078,784
                                                 ------------        -----------       ------------  -----------     ------------

Net assets end of period                         $          -        $ 3,151,793       $ 34,091,669  $ 2,464,921     $ 17,379,196
------------------------------------------       ============        ===========       ============  ===========     ============
(1) Contract unit transactions
Units Outstanding at December 31, 2006                242,204                  -          2,158,401      230,204        1,378,966

      Units Issued                                     30,534            393,918            994,688       28,960        1,325,360
      Units Redeemed                                 (272,738)          (105,230)          (792,410)     (58,053)      (1,376,760)
                                                 ------------        -----------       ------------  -----------     ------------
Units Outstanding at December 31, 2007                      -            288,688          2,360,679      201,111        1,327,566
                                                 ============        ===========       ============  ===========     ============
                                                     JNL/                                              JNL/S&P
                                                 PPM America         JNL/Putnam                      Competitive        JNL/S&P
                                                 Value Equity          Midcap           JNL/S&P 4    Advantage       Disciplined
                                                  Portfolio      Growth Portfolio(d)  Portfolio(c)  Portfolio(c) Growth Portfolio(a)
                                                -------------    -------------------  ------------  ------------ -------------------
Operations
   Net investment income (loss)                 $    (56,070)       $    (35,561)       $    (80)    $    (1,116)     $  (8,166)
   Net realized gain (loss) on investments           422,069             378,659            (158)           (107)           968
   Net change in unrealized appreciation
      (depreciation) on investments                 (644,365)           (384,940)           (769)        (49,682)        19,559
                                                ------------        ------------        --------     -----------      ---------
Net increase (decrease) in net assets
   from operations                                  (278,366)            (41,842)         (1,007)        (50,905)        12,361
                                                ------------        ------------        --------     -----------      ---------
Contract transactions (1)
   Purchase payments (Note 4)                        211,641             218,714          79,430          35,000        631,842
   Surrenders and terminations                    (1,200,577)           (241,059)            (25)        (13,976)        (8,463)
   Transfers between portfolios                     (379,149)         (2,313,743)          4,137       2,650,208        140,946
   Net annuitization transactions                          -                   -               -               -              -
   Policyholder charges (Note 3)                      (5,629)             (3,153)              -               -            (30)
                                                ------------        ------------        --------     -----------      ---------
Net increase (decrease) in net assets from
   contract transactions                          (1,373,714)         (2,339,241)         83,542       2,671,232        764,295
                                                ------------        ------------        --------     -----------      ---------
Net increase (decrease) in net assets             (1,652,080)         (2,381,083)         82,535       2,620,327        776,656
Net assets beginning of period                     6,127,466           2,381,083               -               -              -
                                                ------------        ------------        --------     -----------      ---------

Net assets end of period                        $  4,475,386        $          -        $ 82,535     $ 2,620,327      $ 776,656
------------------------------------------      ============        ============        ========     ===========      =========
(1) Contract unit transactions
Units Outstanding at December 31, 2006               465,532             270,543               -               -              -

      Units Issued                                    19,384              36,908          12,758         265,776         75,387
      Units Redeemed                                (126,761)           (307,451)         (4,437)         (1,392)        (1,338)
                                                ------------        ------------        --------     -----------      ---------
Units Outstanding at December 31, 2007               358,155                   -           8,321         264,384         74,049
                                                ============        ============        ========     ===========      =========

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                    See notes to the financial statements.                    28

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                 JNL/             JNL/S&P            JNL/S&P          JNL/S&P            JNL/S&P
                                            S&P Disciplined     Disciplined      Dividend Income      Growth            Intrinsic
                                               Moderate           Moderate          & Growth        Retirement            Value
                                             Portfolio(a)   Growth Portfolio(a)   Portfolio(b)   Strategy Portfolio(a)  Portfolio(b)
                                            --------------- -------------------  --------------- ---------------------  ------------
Operations
   Net investment income (loss)               $  (4,413)        $   (10,838)        $      13          $   7,137            $  -
   Net realized gain (loss) on investments        1,094               2,933                 -                 (7)              -
   Net change in unrealized appreciation
      (depreciation) on investments               6,804               7,859              (689)           (11,824)              -
                                              ---------         -----------         ---------          ---------            ----
Net increase (decrease) in net assets
   from operations                                3,485                 (46)             (676)            (4,694)              -
                                              ---------         -----------         ---------          ---------            ----
Contract transactions (1)
   Purchase payments (Note 4)                   949,223           1,675,313           115,415            353,144               -
   Surrenders and terminations                   (6,320)            (31,520)                -                (55)              -
   Transfers between portfolios                  33,705             142,164             8,841                 (1)              -
   Net annuitization transactions                     -                   -                 -                  -               -
   Policyholder charges (Note 3)                      -              (1,194)                -                  -               -
                                              ---------         -----------         ---------          ---------            ----
Net increase (decrease) in net assets from
   contract transactions                        976,608           1,784,763           124,256            353,088               -
                                              ---------         -----------         ---------          ---------            ----
Net increase (decrease) in net assets           980,093           1,784,717           123,580            348,394               -
                                              ---------         -----------         ---------          ---------            ----
Net assets beginning of period                        -                   -                 -                  -               -

Net assets end of period                      $ 980,093         $ 1,784,717         $ 123,580          $ 348,394            $  -
------------------------------------------    =========         ===========         =========          =========            =====
(1) Contract unit transactions
Units Outstanding at December 31, 2006                -                   -                 -                  -               -

      Units Issued                               98,130             181,129            12,655             32,631               -
      Units Redeemed                             (4,774)            (11,066)                -                 (5)              -
                                              ---------         -----------         ---------          ---------            ----
Units Outstanding at December 31, 2007           93,356             170,063            12,655             32,626               -
                                              =========         ===========         =========          =========            ====

                                                                                                                           JNL/
                                                 JNL/               JNL/                                  JNL/         S&P Managed
                                             S&P Managed        S&P Managed           JNL/             S&P Managed       Moderate
                                              Aggressive        Conservative       S&P Managed          Moderate          Growth
                                           Growth Portfolio      Portfolio      Growth Portfolio        Portfolio       Portfolio
                                           ----------------    -------------    ----------------     -------------    ------------
Operations
   Net investment income (loss)              $    (40,204)     $     255,673      $     (61,904)     $     421,570    $     403,251
   Net realized gain (loss) on investments      3,211,995            628,939          8,060,214          1,475,141        8,066,027
   Net change in unrealized appreciation
      (depreciation) on investments             1,412,314           (274,706)        (1,560,997)           (55,073)      (1,908,989)
                                             ------------      -------------      -------------      -------------    -------------
Net increase (decrease) in net assets
   from operations                              4,584,105            609,906          6,437,313          1,841,638        6,560,289
                                             ------------      -------------      -------------      -------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                   8,747,061          6,642,150         17,644,703         12,600,038       22,326,622
   Surrenders and terminations                 (7,516,330)        (1,228,142)        (5,575,746)        (1,628,326)      (6,311,737)
   Transfers between portfolios                (4,421,284)         5,643,771         (4,235,352)         2,003,824       (1,229,767)
   Net annuitization transactions                       -                  -                  -                  -         (125,340)
   Policyholder charges (Note 3)                  (93,187)           (11,479)           (79,552)           (19,027)         (66,973)
                                             ------------      -------------      -------------      -------------    -------------
Net increase (decrease) in net assets from
   contract transactions                       (3,283,740)        11,046,300          7,754,053         12,956,509       14,592,805
                                             ------------      -------------      -------------      -------------    -------------
Net increase (decrease) in net assets           1,300,365         11,656,206         14,191,366         14,798,147       21,153,094
Net assets beginning of period                 66,026,820          9,825,215         93,894,987         27,778,838       92,694,658
                                             ------------      -------------      -------------      -------------    -------------
Net assets end of period                     $ 67,327,185      $  21,481,421      $ 108,086,353      $  42,576,985    $ 113,847,752
------------------------------------------   ============      =============      =============      =============    =============
(1) Contract unit transactions
Units Outstanding at December 31, 2006          4,648,674            883,912          6,481,110          2,374,606        6,674,551

      Units Issued                                728,010          1,302,854          1,480,131          1,500,255        2,041,168
      Units Redeemed                             (993,329)          (338,535)        (1,015,494)          (439,153)      (1,074,083)
                                             ------------      -------------      -------------      -------------    -------------
Units Outstanding at December 31, 2007          4,383,355          1,848,231          6,945,747          3,435,708        7,641,636
                                             ============      =============      =============      =============    =============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    29

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                             JNL/S&P               JNL/S&P
                                         Moderate Growth           Moderate           JNL/S&P          JNL/S&P          JNL/S&P
                                            Retirement       Retirement Strategy  Retirement 2015  Retirement 2020  Retirement 2025
                                      Strategy Portfolio(a)      Portfolio(a)        Portfolio        Portfolio        Portfolio
                                      ---------------------  -------------------  ---------------  ---------------  ---------------
Operations
   Net investment income (loss)                $ -                   $ -            $    (9,869)     $    (9,796)     $   (5,098)
   Net realized gain (loss) on
     investments                                 -                     -                  8,397            6,333          10,366
   Net change in unrealized
     appreciation (depreciation) on
     investments                                 -                     -                 55,874           42,967          16,578
                                               ---                   ---            -----------      -----------      ----------
Net increase (decrease) in net assets
   from operations                               -                     -                 54,402           39,504          21,846
                                               ---                   ---            -----------      -----------      ----------
Contract transactions (1)
   Purchase payments (Note 4)                    -                     -                857,761          848,780         537,330
   Surrenders and terminations                   -                     -                (22,418)         (13,001)        (32,671)
   Transfers between portfolios                  -                     -                303,585           52,009         121,616
   Net annuitization transactions                -                     -                      -                -               -
   Policyholder charges (Note 3)                 -                     -                    (52)             (31)            (25)
                                               ---                   ---            -----------      -----------      ----------
Net increase (decrease) in net assets
   from contract transactions                    -                     -              1,138,876          887,757         626,250
                                               ---                   ---            -----------      -----------      ----------
Net increase (decrease) in net
     assets                                      -                     -              1,193,278          927,261         648,096
Net assets beginning of period                   -                     -                334,101          252,061          81,864
                                               ---                   ---            -----------      -----------      ----------
Net assets end of period                       $ -                   $ -            $ 1,527,379      $ 1,179,322      $  729,960
------------------------------------           ===                   ===            ===========      ===========      ==========
(1) Contract unit transactions
Units Outstanding at December
     31, 2006                                    -                     -                 30,889           23,034           7,429
   Units Issued                                  -                     -                102,709           78,347          63,644
   Units Redeemed                                -                     -                 (2,116)          (1,180)         (9,807)
                                               ---                   ---            -----------      -----------      ----------
Units Outstanding at December
     31, 2007                                    -                     -                131,482          100,201          61,266
                                               ===                   ===            ===========      ===========      ==========

                                               JNL/
                                          S&P Retirement           JNL/S&P           JNL/Select       JNL/Select          JNL/
                                              Income             Total Yield          Balanced       Money Market     Select Value
                                            Portfolio            Portfolio(b)        Portfolio        Portfolio        Portfolio
                                      ---------------------  -------------------  ---------------  ---------------  ---------------
Operations
   Net investment income (loss)            $   (16,171)              $ -            $    130,660     $    526,322     $    241,124
   Net realized gain (loss) on
     investments                                24,018                 -               1,206,925                1        1,016,274
   Net change in unrealized
     appreciation (depreciation) on
     investments                               109,642                 -                (627,440)              (1)        (801,661)
                                           -----------               ---            ------------     ------------     ------------
Net increase (decrease) in net
   assets from operations                      117,489                 -                 710,145          526,322          455,737
                                           -----------               ---            ------------     ------------     ------------
Contract transactions (1)
   Purchase payments (Note 4)                1,258,326                 -               3,517,289       16,986,341        3,111,348
   Surrenders and terminations                (173,895)                -              (1,661,149)      (7,714,939)        (586,362)
   Transfers between portfolios                908,733                 -               1,792,876       (1,504,206)       2,894,547
   Net annuitization transactions                    -                 -                  17,635                -                -
   Policyholder charges (Note 3)                (1,468)                -                 (14,105)         (95,076)          (5,427)
                                           -----------               ---            ------------     ------------     ------------
Net increase (decrease) in net
   assets from contract transactions         1,991,696                 -               3,652,546        7,672,120        5,414,106
                                           -----------               ---            ------------     ------------     ------------
Net increase (decrease) in net
     assets                                  2,109,185                 -               4,362,691        8,198,442        5,869,843
Net assets beginning of period               1,559,971                 -              13,152,047       15,512,883        7,631,142
                                           -----------               ---            ------------     ------------     ------------
Net assets end of period                   $ 3,669,156               $ -            $ 17,514,738     $ 23,711,325     $ 13,500,985
------------------------------------       ===========               ===            ============     ============     ============
(1) Contract unit transactions
Units Outstanding at December
      31, 2006                                 147,407                 -                 613,977        1,308,667          371,624
   Units Issued                                206,916                 -                 413,860        4,068,390          415,055
   Units Redeemed                              (24,316)                -                (303,528)      (3,461,434)        (165,723)
                                           -----------               ---            ------------     ------------     ------------
Units Outstanding at December
     31, 2007                                  330,007                 -                 724,309        1,915,623          620,956
                                           ===========               ===            ============     ============     ============

(a) Commencement of operations January 16, 2007.

(b) Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    30

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                            JNL/T.Rowe         JNL/T.Rowe       JNL/T.Rowe
                                        Price Established     Price Mid-Cap    Price Value
                                         Growth Portfolio   Growth Portfolio    Portfolio
                                        -----------------   ----------------   ------------
Operations
   Net investment income (loss)            $   (196,344)      $     23,383     $    166,546
   Net realized gain (loss) on
     investments                              3,143,205          4,806,105        2,452,871
   Net change in unrealized
     appreciation (depreciation) on
     investments                               (636,523)          (684,359)      (3,073,565)
                                           ------------       ------------     ------------
Net increase (decrease) in net
   assets from operations                     2,310,338          4,145,129         (454,148)
                                           ------------       ------------     ------------
Contract transactions (1)
   Purchase payments (Note 4)                 4,769,671          4,221,983        4,715,691
   Surrenders and terminations               (2,476,325)        (2,371,234)      (1,763,396)
   Transfers between portfolios               8,202,732          6,055,100          (61,815)
   Net annuitization transactions                (3,608)                 -           (4,067)
   Policyholder charges (Note 3)                (19,065)           (21,510)         (17,190)
                                           ------------       ------------     ------------
Net increase (decrease) in net
   assets from contract transactions         10,473,405          7,884,339        2,869,223
                                           ------------       ------------     ------------
Net increase (decrease) in net assets        12,783,743         12,029,468        2,415,075
Net assets beginning of period               24,645,128         27,847,014       28,660,165
                                           ------------       ------------     ------------
Net assets end of period                   $ 37,428,871       $ 39,876,482     $ 31,075,240
-------------------------------------      ============       ============     ============
(1) Contract unit transactions
Units Outstanding at December 31,
     2006                                     1,059,778            893,001        1,803,994

   Units Issued                                 720,680            399,622          533,940
   Units Redeemed                              (277,848)          (267,293)        (373,300)
                                           ------------       ------------     ------------
Units Outstanding at December 31,
     2007                                     1,502,610          1,025,330        1,964,634
                                           ============       ============     ============

                    See notes to the financial statements.                    31

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                 JNL/AIM        JNL/AIM        JNL/AIM         JNL/Alger       JNL/Eagle
                                                Large Cap     Real Estate     Small Cap         Growth        Core Equity
                                            Growth Portfolio   Portfolio   Growth Portfolio    Portfolio       Portfolio
                                            ----------------  -----------  ----------------  ------------     -----------
Operations
   Net investment income (loss)               $   (99,280)    $    (5,056)   $   (70,143)    $   (102,742)    $   (78,661)
   Net realized gain (loss) on investments        177,764         102,874        558,450           83,944          93,669
   Net change in unrealized appreciation
     (depreciation) on investments                223,885         933,548        (84,559)         231,382         432,582
                                              -----------     -----------    -----------     ------------     -----------
Net increase (decrease) in net assets
   from operations                                302,369       1,031,366        403,748          212,584         447,590
                                              -----------     -----------    -----------     ------------     -----------
Contract transactions(1)
   Purchase payments (Note 4)                   1,668,002       3,081,617        566,552          537,111         223,615
   Surrenders and terminations                   (488,791)       (180,403)      (381,197)      (1,144,948)       (517,446)
   Transfers between portfolios                   (89,701)      2,529,080        (63,019)        (539,622)        (67,559)
   Net annuitization transactions                       -               -              -                -               -
   Policyholder charges (Note 3)                  (22,463)           (382)       (26,593)         (52,543)        (18,130)
                                              -----------     -----------    -----------     ------------     -----------
Net increase (decrease) in net assets from
   contract transactions                        1,067,047       5,429,912         95,743       (1,200,002)       (379,520)
                                              -----------     -----------    -----------     ------------     -----------
Net increase (decrease) in net assets           1,369,416       6,461,278        499,491         (987,418)         68,070

Net assets beginning of period                  4,672,349       1,178,857      3,487,513        7,244,750       4,511,844
                                              -----------     -----------    -----------     ------------     -----------
Net assets end of period                      $ 6,041,765     $ 7,640,135    $ 3,987,004     $  6,257,332     $ 4,579,914
-------------------------------------------   ===========     ===========    ===========     ============     ===========
(1)Contract unit transactions
Units Outstanding at December 31, 2005            409,313         102,089        282,592          618,313         348,338

   Units Issued                                   208,030         436,571        128,414           55,508          23,557
   Units Redeemed                                (120,807)        (44,943)      (124,352)        (191,455)        (57,560)
                                              -----------     -----------    -----------     ------------     -----------
Units Outstanding at December 31, 2006            496,536         493,717        286,654          482,366         314,335
                                              ===========     ===========    ===========     ============     ===========

                                                                                              JNL/Franklin   JNL/Franklin
                                               JNL/Eagle        JNL/FMR         JNL/FMR        Templeton       Templeton
                                                SmallCap        Balanced    Mid-Cap Equity       Income        Small Cap
                                            Equity Portfolio   Portfolio       Portfolio     Portfolio (a)  Value Portfolio
                                            ----------------  ------------  --------------   -------------  ---------------
Operations
   Net investment income (loss)                $   (77,860)   $    (82,180)  $   (85,262)    $     92,226     $    (4,947)
   Net realized gain (loss) on investments         749,899         527,499      (374,502)          48,922          14,873
   Net change in unrealized appreciation
     (depreciation) on investments                  92,195         328,973     1,015,628          129,780         139,421
                                               -----------    ------------   -----------     ------------     -----------
Net increase (decrease) in net assets
   from operations                                 764,234         774,292       555,864          270,928         149,347
                                               -----------    ------------   -----------     ------------     -----------
Contract transactions(1)
   Purchase payments (Note 4)                      778,004         863,910       537,654        2,334,959         832,583
   Surrenders and terminations                    (475,236)       (688,768)     (862,522)        (925,874)       (118,539)
   Transfers between portfolios                    (57,800)        646,687      (176,583)       3,570,997         524,077
   Net annuitization transactions                        -               -             -                -               -
   Policyholder charges (Note 3)                   (29,731)        (26,589)      (40,821)               -            (353)
                                               -----------    ------------   -----------     ------------     -----------
Net increase (decrease) in net assets from
   contract transactions                           215,237         795,240      (542,272)       4,980,082       1,237,768
                                               -----------    ------------   -----------     ------------     -----------
Net increase (decrease) in net assets              979,471       1,569,532        13,592        5,251,010       1,387,115

Net assets beginning of period                   4,321,887       8,698,684     5,603,831                -         522,202
                                               -----------    ------------   -----------     ------------     -----------
Net assets end of period                       $ 5,301,358    $ 10,268,216   $ 5,617,423     $  5,251,010     $ 1,909,317
-------------------------------------------    ===========    ============   ===========     ============     ===========
(1) Contract unit transactions
Units Outstanding at December 31, 2005             275,038         789,803       505,535                -          48,127

   Units Issued                                     84,108         254,442        49,788          615,787         140,223
   Units Redeemed                                  (86,384)       (185,326)     (126,230)        (131,603)        (36,000)
                                               -----------    ------------   -----------     ------------     -----------
Units Outstanding at December 31, 2006             272,762         858,919       429,093          484,184         152,350
                                               ===========    ============   ===========     ============     ===========

(a)   Commencement  of  operations  May 1,  2006.

                    See notes to the financial statements.                    32

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                              JNL/Goldman
                                             JNL/Goldman       Sachs Short      JNL/JPMorgan      JNL/JPMorgan          JNL/
                                            Sachs Mid Cap     Duration Bond    International     International     Lazard Emerging
                                           Value Portfolio    Portfolio (a)   Equity Portfolio  Value Portfolio Markets Portfolio(a)
                                           ---------------    -------------   ----------------  --------------- --------------------
Operations
  Net investment income (loss)               $     8,611       $    (9,138)     $    10,459        $     98,819     $    (8,917)
  Net realized gain (loss) on investments          9,931             2,069          320,487             662,466           3,639
  Net change in unrealized appreciation
     (depreciation) on investments               134,053            24,254          708,496           1,940,799         231,479
                                             -----------       -----------      -----------        ------------     ------------
Net increase (decrease) in net assets
  from operations                                152,595            17,185        1,039,442           2,702,084         226,201
                                             -----------       -----------      -----------        ------------     ------------

Contract transactions (1)
  Purchase payments (Note 4)                     984,964           931,822        2,745,743           5,483,054         862,237
  Surrenders and terminations                    (26,337)          (11,397)        (618,132)           (660,780)        (29,280)
  Transfers between portfolios                   240,871           505,207        1,323,523           3,809,225         441,737
  Net annuitization transactions                       -                 -                -                   -               -
  Policyholder charges (Note 3)                       (5)                -          (23,991)            (11,711)              -
                                             -----------       -----------      -----------        ------------     ------------
Net increase (decrease) in net assets
  from contract transactions                   1,199,493         1,425,632        3,427,143           8,619,788       1,274,694
                                             -----------       -----------      -----------        ------------     ------------
Net increase (decrease) in net assets          1,352,088         1,442,817        4,466,585          11,321,872       1,500,895

Net assets beginning of period                   443,454                 -        3,690,140           5,673,494               -
                                             -----------       -----------      -----------        ------------     ------------
Net assets end of period                     $ 1,795,542       $ 1,442,817      $ 8,156,725        $ 16,995,366     $ 1,500,895
-----------------------------------------    ===========       ===========      ===========        ============     ============

(1) Contract unit transactions
Units Outstanding at December 31, 2005            39,630                 -          308,028             446,654               -

     Units Issued                                123,556           158,207          336,016             763,600         149,032
     Units Redeemed                              (22,284)          (16,562)        (124,623)           (154,226)        (10,913)
                                             -----------       -----------      -----------        ------------     ------------
Units Outstanding at December 31, 2006           140,902           141,645          519,421           1,056,028         138,119
                                             ===========       ===========      ===========        ============     ============


                                                 JNL/             JNL/            JNL/MCM          JNL/MCM            JNL/MCM
                                           Lazard Mid Cap   Lazard Small Cap         25              25              Bond Index
                                           Value Portfolio   Value Portfolio    Portfolio (a)   Portfolio NY (b)     Portfolio
                                           ---------------  ----------------    -------------   ----------------   ------------
Operations
  Net investment income (loss)              $    110,700      $   607,596       $   (307,577)     $    (143,458)   $     78,938
  Net realized gain (loss) on investments        690,803          679,583             41,774          3,377,327          (4,687)
  Net change in unrealized appreciation
     (depreciation) on investments               333,122         (380,313)         1,336,098         (2,004,150)        178,503
                                            ------------      -----------       ------------      -------------    ------------
Net increase (decrease) in net assets
  from operations                              1,134,625          906,866          1,070,295          1,229,719         252,754
                                            ------------      -----------       ------------      -------------    ------------

Contract transactions (1)
  Purchase payments (Note 4)                   1,877,667        1,690,150          2,741,872          2,309,761       4,696,939
  Surrenders and terminations                   (706,371)        (500,310)          (925,521)          (313,251)       (275,526)
  Transfers between portfolios                  (457,441)        (529,658)        22,239,839        (24,802,351)        909,374
  Net annuitization transactions                       -                -                  -                  -               -
  Policyholder charges (Note 3)                  (25,689)         (17,523)                 -            (48,407)        (33,217)
                                            ------------      -----------       ------------      -------------    ------------
Net increase (decrease) in net assets
  from contract transactions                     688,166          642,659         24,056,190        (22,854,248)      5,297,570
                                            ------------      -----------       ------------      -------------    ------------
Net increase (decrease) in net assets          1,822,791        1,549,525         25,126,485        (21,624,529)      5,550,324

Net assets beginning of period                 8,755,397        5,876,009                  -         21,624,529       9,541,804
                                            ------------      -----------       ------------      -------------    ------------
Net assets end of period                    $ 10,578,188      $ 7,425,534       $ 25,126,485      $           -    $ 15,092,128
-----------------------------------------   ============      ===========       ============      =============    ============

(1) Contract unit transactions
Units Outstanding at December 31, 2005           508,032          407,726                  -          1,430,628         874,862

     Units Issued                                156,340          134,919          2,354,812            228,882         590,162
     Units Redeemed                             (123,377)         (94,641)          (301,469)        (1,659,510)       (110,283)
                                            ------------      -----------       ------------      -------------    ------------
Units Outstanding at December 31, 2006           540,995          448,004          2,053,343                  -       1,354,741
                                            ============      ===========       ============      =============    ============

(a)   Commencement of operations May 1, 2006.

(b)   Period from January 1, 2006 through April 30, 2006.

                    See notes to the financial statements.                    33

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                                                                                        JNL/MCM
                                               JNL/MCM            JNL/MCM            JNL/MCM             JNL/MCM        Enhanced
                                           Communications     Consumer Brands        Dow (SM)         Dow Dividend    S&P 500 Stock
                                           Sector Portfolio   Sector Portfolio     10 Portfolio       Portfolio (a)  Index Portfolio
                                           ----------------   ----------------    -------------       -------------  ---------------
Operations
  Net investment income (loss)              $    10,635         $   (6,515)       $   (390,829)       $   (170,440)     $   172,172
  Net realized gain (loss) on investments        54,999             16,606           1,029,156             375,210          176,447
  Net change in unrealized appreciation
     (depreciation) on investments              298,113             63,018           4,468,911           1,646,132          140,943
                                            -----------         ----------        ------------        ------------      -----------
Net increase (decrease) in net assets
  from operations                               363,747             73,109           5,107,238           1,850,902          489,562
                                            -----------         ----------        ------------        ------------      -----------

Contract transactions (1)
  Purchase payments (Note 4)                    421,581            249,919           5,358,109           7,137,701          216,542
  Surrenders and terminations                   (35,877)           (11,509)           (915,659)           (199,249)        (251,289)
  Transfers between portfolios                1,123,726           (198,233)         (4,631,775)          7,006,453           (5,401)
  Net annuitization transactions                      -                  -                   -                   -                -
  Policyholder charges (Note 3)                   (961)             (1,120)            (63,164)                  -           (7,331)
                                            -----------         ----------        ------------        ------------      -----------
Net increase (decrease) in net
  assets from contract transactions           1,508,469             39,057            (252,489)         13,944,905          (47,479)
                                            -----------         ----------        ------------        ------------      -----------
Net increase (decrease) in net assets         1,872,216            112,166           4,854,749          15,795,807          442,083
Net assets beginning of period                  477,441            625,268          21,024,094                   -        3,416,380
                                            -----------         ----------        ------------        ------------      -----------
Net assets end of period                    $ 2,349,657         $  737,434        $ 25,878,843        $ 15,795,807      $ 3,858,463
-----------------------------------------   ===========         ==========        ============        ============      ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2005           97,384             61,413           1,632,509                   -          392,366

     Units Issued                               331,871             47,877             666,511           1,774,816           55,623
     Units Redeemed                             (69,209)           (45,349)           (721,705)           (436,820)         (54,725)
                                            -----------         ----------        ------------        ------------      -----------
Units Outstanding at December 31, 2006          360,046             63,941           1,577,315           1,337,996          393,264
                                            ===========         ==========        ============        ============      ===========

                                               JNL/MCM          JNL/MCM             JNL/MCM           JNL/MCM           JNL/MCM
                                              Financial          Global            Healthcare       International        JNL 5
                                           Sector Portfolio   15 Portfolio       Sector Portfolio   Index Portfolio    Portfolio
                                           ----------------  -------------       ----------------   ---------------  -------------
Operations
  Net investment income (loss)              $    (7,328)     $   (522,711)        $   (67,577)      $    370,049     $  (1,600,846)
  Net realized gain (loss) on investments        58,870         1,929,431             229,751            571,683         1,724,039
  Net change in unrealized appreciation
     (depreciation) on investments              165,396         7,622,976              52,481          4,063,261        19,834,066
                                            -----------      ------------         -----------       ------------     -------------
Net increase (decrease) in net assets
  from operations                               216,938         9,029,696             214,655          5,004,993        19,957,259
                                            -----------      ------------         -----------       ------------     -------------

Contract transactions (1)
  Purchase payments (Note 4)                    539,967         8,158,149           1,609,060          7,528,239       114,073,089
  Surrenders and terminations                   (31,356)       (1,394,256)           (152,102)        (1,055,185)      (3,396,872)
  Transfers between portfolios                  304,522         2,422,139          (1,094,168)         2,276,035        11,466,591
  Net annuitization transactions                      -                 -                   -                  -                 -
  Policyholder charges (Note 3)                    (303)          (41,789)             (2,578)           (42,912)         ( 93,651)
                                            -----------      ------------         -----------       ------------     -------------
Net increase (decrease) in net assets
  from contract transactions                    812,830         9,144,243             360,212          8,706,177       122,049,157
                                            -----------      ------------         -----------       ------------     -------------
Net increase (decrease) in net assets         1,029,768        18,173,939             574,867         13,711,170       142,006,416

Net assets beginning of period                  944,705        20,182,095           4,423,784         16,988,988        61,447,960
                                            -----------      ------------         -----------       ------------     -------------
Net assets end of period                    $ 1,974,473      $ 38,356,034         $ 4,998,651       $ 30,700,158     $ 203,454,376
-----------------------------------------   ===========      ============         ===========       ============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2005           77,952         1,214,589             401,265          1,127,372         5,192,762

     Units Issued                                93,229           859,828             230,426            735,191        10,504,762
     Units Redeemed                             (32,353)         (397,423)           (198,264)          (212,384)         (998,345)
                                            -----------      ------------         -----------       ------------     -------------
Units Outstanding at December 31, 2006          138,828         1,676,994             433,427          1,650,179        14,699,179
                                            ===========      ============         ===========       ============     =============

(a)   Commencement of operations January 17, 2006.

                    See notes to the financial statements.                    34

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                 JNL/MCM          JNL/MCM          JNL/MCM          JNL/MCM           JNL/MCM
                                              JNL Optimized       Nasdaq(R)       Oil & Gas          S&P(R)             S&P
                                             5 Portfolio (a)   15 Portfolio   Sector Portfolio    10 Portfolio   24 Portfolio (a)
                                             ---------------   ------------   ----------------   -------------   ----------------
Operations
   Net investment income (loss)                $   (10,850)    $   (40,392)     $    (76,644)    $   (507,294)     $   (10,372)
   Net realized gain (loss) on investments          87,523          17,556           976,171        2,913,796               61
   Net change in unrealized appreciation
      (depreciation) on investments                373,185         146,782           509,130       (1,813,362)          45,920
                                               -----------     -----------      ------------     ------------      -----------
Net increase (decrease) in net assets
   from operations                                 449,858         123,946         1,408,657          593,140           35,609
                                               -----------     -----------      ------------     ------------      -----------
Contract transactions (1)
   Purchase payments (Note 4)                    4,126,789       1,107,247         5,239,353        7,247,563          287,763
   Surrenders and terminations                     (35,922)        (73,314)       (1,174,771)      (1,501,855)          (2,837)
   Transfers between portfolios                    143,234         104,648         4,651,363       (4,326,275)       1,083,753
   Net annuitization transactions                        -               -                 -                -                -
   Policyholder charges (Note 3)                         -          (1,856)          (15,746)         (54,866)               -
                                               -----------     -----------      ------------     ------------      -----------
Net increase (decrease) in net assets from
   contract transactions                         4,234,101       1,136,725         8,700,199        1,364,567        1,368,679
                                               -----------     -----------      ------------     ------------      -----------
Net increase (decrease) in net assets            4,683,959       1,260,671        10,108,856        1,957,707        1,404,288

Net assets beginning of period                           -       1,522,872         5,399,728       25,761,113                -
                                               -----------     -----------      ------------     ------------      -----------
Net assets end of period                       $ 4,683,959     $ 2,783,543      $ 15,508,584     $ 27,718,820      $ 1,404,288
------------------------------------------     ===========     ===========      ============     ============      ===========
(1) Contract unit transactions
Units Outstanding at December 31, 2005                   -         144,883           244,050        1,476,691                -

   Units Issued                                    528,292         155,425           534,582          595,491          137,739
   Units Redeemed                                  (90,867)        (42,822)         (190,259)        (528,293)            (283)
                                               -----------     -----------      ------------     ------------      -----------
Units Outstanding at December 31, 2006             437,425         257,486           588,373        1,543,889          137,456
                                               ===========     ===========      ============     ============      ===========


                                                 JNL/MCM         JNL/MCM          JNL/MCM             JNL/MCM           JNL/MCM
                                              S&P 400 MidCap     S&P 500      Select Small-Cap   Select Small-Cap      Small Cap
                                             Index Portfolio Index Portfolio Cap Portfolio (a) Cap Portfolio NY (b) Index Portfolio
                                             --------------- --------------- ----------------- -------------------- ---------------
Operations
   Net investment income (loss)               $    (87,617)   $    (62,656)    $   (251,464)       $   (116,473)     $    (21,699)
   Net realized gain (loss) on investments       1,224,836         581,303         (127,330)          4,658,702         1,614,225
   Net change in unrealized appreciation
      (depreciation) on investments                554,985       3,542,144          239,601          (2,947,534)        1,290,106
                                              ------------    ------------     ------------        ------------      ------------
Net increase (decrease) in net assets
   from operations                               1,692,204       4,060,791         (139,193)          1,594,695         2,882,632
                                              ------------    ------------     ------------        ------------      ------------
Contract transactions (1)
   Purchase payments (Note 4)                    5,661,246       8,151,754        2,885,313           1,982,372         4,907,957
   Surrenders and terminations                    (999,426)     (1,443,191)        (534,248)           (331,753)         (902,810)
   Transfers between portfolios                    654,226         990,812       19,476,234         (20,098,165)        1,227,724
   Net annuitization transactions                        -               -                -                   -                 -
   Policyholder charges (Note 3)                   (51,047)        (95,852)               -             (24,228)          (66,270)
                                              ------------    ------------     ------------        ------------      ------------
Net increase (decrease) in net assets from
   contract transactions                         5,264,999       7,603,523       21,827,299         (18,471,774)        5,166,601
                                              ------------    ------------     ------------        ------------      ------------
Net increase (decrease) in net assets            6,957,203      11,664,314       21,688,106         (16,877,079)        8,049,233

Net assets beginning of period                  19,396,925      26,373,741                -          16,877,079        16,351,971
                                              ------------    ------------     ------------        ------------      ------------
Net assets end of period                      $ 26,354,128    $ 38,038,055     $ 21,688,106        $          -      $ 24,401,204
------------------------------------------    ============    ============     ============        ============      ============
(1) Contract unit transactions
Units Outstanding at December 31, 2005           1,376,481       2,435,726                -             917,241         1,208,149

   Units Issued                                    569,137       1,008,861        1,184,059             164,528           522,637
   Units Redeemed                                 (210,980)       (326,627)        (115,628)         (1,081,769)         (169,468)
                                              ------------    ------------     ------------        ------------      ------------
Units Outstanding at December 31, 2006           1,734,638       3,117,960        1,068,431                   -         1,561,318
                                              ============    ============     ============        ============      ============

(a)   Commencement of operations May 1, 2006.

(b)   Period from January 1, 2006 through April 30, 2006.

                    See notes to the financial statements.                    35

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                 JNL/MCM           JNL/MCM           JNL/MCM      JNL/Oppenheimer   JNL/Oppenheimer
                                                Technology       Value Line(R)         VIP         Global Growth        Growth
                                             Sector Portfolio    25 Portfolio       Portfolio        Portfolio         Portfolio
                                             ----------------   ---------------   -------------   ---------------   ---------------
Operations
   Net investment income (loss)                $    (39,933)     $   (889,197)    $   (130,060)    $   (134,715)     $   (37,199)
   Net realized gain (loss) on investments           29,303         1,627,680          158,352          897,379           36,872
   Net change in unrealized appreciation
      (depreciation) on investments                 189,597        (2,305,218)       1,216,960          779,357           52,026
                                               ------------      ------------     ------------     ------------      -----------
Net increase (decrease) in net assets
   from  operations                                 178,967        (1,566,735)       1,245,252        1,542,021           51,699
                                               ------------      ------------     ------------     ------------      -----------
Contract transactions (1)
   Purchase payments (Note 4)                       703,507        23,688,952        7,552,806        3,525,889          327,242
   Surrenders and terminations                      (64,902)       (1,793,807)        (389,388)        (713,897)        (137,567)
   Transfers between portfolios                     524,621        (1,842,680)        (800,975)         575,870           80,970
   Net annuitization transactions                         -                 -                -                -                -
   Policyholder charges (Note 3)                     (1,122)          (60,382)          (6,674)         (45,557)          (8,449)
                                               ------------      ------------     ------------     ------------      -----------
Net increase (decrease) in net assets
   from contract transactions                     1,162,104        19,992,083        6,355,769        3,342,305          262,196
                                               ------------      ------------     ------------     ------------      -----------
Net increase (decrease) in net assets             1,341,071        18,425,348        7,601,021        4,884,326          313,895

Net assets beginning of period                    1,492,987        37,395,515        6,588,978        8,279,922        1,853,303
                                               ------------      ------------     ------------     ------------      -----------
Net assets end of period                       $  2,834,058      $ 55,820,863     $ 14,189,999     $ 13,164,248      $ 2,167,198
------------------------------------------     ============      ============     ============     ============      ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2005              259,200         2,415,053          553,376          666,780          213,382

      Units Issued                                  264,777         2,173,251          705,515          410,572           78,329
      Units Redeemed                                (66,825)         (864,223)        (179,834)        (155,303)         (49,507)
                                               ------------      ------------     ------------     ------------      -----------
Units Outstanding at December 31, 2006              457,152         3,724,081        1,079,057          922,049          242,204
                                               ============      ============     ============     ============      ===========

                                                                                                                       JNL/S&P
                                                 JNL/PIMCO         JNL/Putnam       JNL/Putnam      JNL/Putnam         Managed
                                               Total Return          Equity       Midcap Growth    Value Equity       Aggressive
                                              Bond Portfolio       Portfolio        Portfolio        Portfolio     Growth Portfolio
                                             ----------------   ---------------   -------------   ---------------  ----------------
Operations
   Net investment income (loss)                $    571,152       $   (33,792)     $   (41,140)    $    (97,326)   $     (831,848)
   Net realized gain (loss) on investments          (99,762)            2,208          103,439          226,033         6,316,724
   Net change in unrealized appreciation
      (depreciation) on investments                 (39,861)          360,784            8,485          531,849         2,495,576
                                               ------------       -----------      -----------     ------------    --------------
Net increase (decrease) in net assets
   from operations                                  431,529           329,200           70,784          660,556         7,980,452
                                               ------------       -----------      -----------     ------------    --------------
Contract transactions (1)
   Purchase payments (Note 4)                     7,327,119           225,874          322,026          140,729         6,966,220
   Surrenders and terminations                   (1,755,300)         (816,721)        (173,226)      (1,092,547)       (6,995,589)
   Transfers between portfolios                    (420,295)          (63,305)          13,853         (132,795)       (5,596,858)
   Net annuitization transactions                         -                 -                -                -                 -
   Policyholder charges (Note 3)                    (80,587)          (17,263)         (12,967)         (39,699)         (282,994)
                                               ------------       -----------      -----------     ------------    --------------
Net increase (decrease) in net assets
   from contract transactions                     5,070,937          (671,415)         149,686       (1,124,312)       (5,909,221)
                                               ------------       -----------      -----------     ------------    --------------
Net increase (decrease) in net assets             5,502,466          (342,215)         220,470         (463,756)        2,071,231

Net assets beginning of period                   23,625,529         3,136,607        2,160,613        6,591,222        63,955,589
                                               ------------       -----------      -----------     ------------    --------------
Net assets end of period                       $ 29,127,995       $ 2,794,392      $ 2,381,083     $  6,127,466    $   66,026,820
------------------------------------------     ============       ===========      ===========     ============    ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2005            1,800,473           314,516          253,951          578,171         5,165,867

      Units Issued                                  996,915            23,398           72,879           22,404           673,224
      Units Redeemed                               (638,987)         (107,710)         (56,287)        (135,043)       (1,190,417)
                                               ------------       -----------      -----------     ------------    --------------
Units Outstanding at December 31, 2006            2,158,401           230,204          270,543          465,532         4,648,674
                                               ============       ===========      ===========     ============    ==============

                    See notes to the financial statements.                    36

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                 JNL/S&P                             JNL/S&P         JNL/S&P
                                                 Managed           JNL/S&P           Managed         Managed           JNL/S&P
                                              Conservative         Managed           Moderate        Moderate         Retirement
                                                Portfolio      Growth Portfolio     Portfolio    Growth Portfolio 2015 Portfolio (a)
                                           ------------------ ------------------ --------------- ---------------- ------------------
Operations
   Net investment income (loss)               $    14,519        $   (574,976)    $     25,529     $   (317,876)      $  (2,062)
   Net realized gain (loss) on investments        139,983           5,538,192          428,790        3,854,939          (3,234)
   Net change in unrealized appreciation
      (depreciation) on investments               327,951           4,855,895        1,404,696        4,363,526          15,357
                                              -----------        ------------     ------------     ------------       ---------
Net increase (decrease) in net assets
   from operations                                482,453           9,819,111        1,859,015        7,900,589          10,061
                                              -----------        ------------     ------------     ------------       ---------
Contract transactions (1)
   Purchase payments (Note 4)                   3,620,437          18,588,149       10,360,907       22,904,794         268,824
   Surrenders and terminations                   (332,398)         (6,049,462)      (1,011,850)      (5,209,728)           (143)
   Transfers between portfolios                  (144,033)         (1,265,112)         348,341        2,799,706          55,359
   Net annuitization transactions                       -                   -                -          (95,753)              -
   Policyholder charges (Note 3)                   (5,871)           (231,854)         (15,296)        (112,378)              -
                                              -----------        ------------     ------------     ------------       ---------
Net increase (decrease) in net assets from
   contract transactions                        3,138,135          11,041,721        9,682,102       20,286,641         324,040
                                              -----------        ------------     ------------     ------------       ---------
Net increase (decrease) in net assets           3,620,588          20,860,832       11,541,117       28,187,230         334,101

Net assets beginning of period                  6,204,627          73,034,155       16,237,721       64,507,428               -
                                              -----------        ------------     ------------     ------------       ---------
Net assets end of period                      $ 9,825,215        $ 93,894,987     $ 27,778,838     $ 92,694,658       $ 334,101
------------------------------------------    ===========        ============     ============     ============       =========
(1) Contract unit transactions
Units Outstanding at December 31, 2005            591,838           5,714,755        1,506,225        5,166,600               -

      Units Issued                                514,775           1,596,197        1,151,093        2,288,518          42,231
      Units Redeemed                             (222,701)           (829,842)        (282,712)        (780,567)        (11,342)
                                              -----------        ------------     ------------     ------------       ---------
Units Outstanding at December 31, 2006            883,912           6,481,110        2,374,606        6,674,551          30,889
                                              ===========        ============     ============     ============       =========

                                                 JNL/S&P            JNL/S&P             JNL/S&P         JNL/Select   JNL/Select
                                               Retirement         Retirement          Retirement         Balanced   Global Growth
                                           2020 Portfolio (a) 2025 Portfolio (a) Income Portfolio (a)   Portfolio     Portfolio
                                           ------------------ ------------------ -------------------- ------------- -------------
Operations
   Net investment income (loss)                $  (1,400)          $   (600)         $    (9,460)     $    119,419   $   (44,745)
   Net realized gain (loss) on investments           157                270                3,217           399,301      (254,603)
   Net change in unrealized appreciation
      (depreciation) on investments               17,805              5,323               59,011           871,085       696,115
                                               ---------           --------          -----------      ------------   -----------
Net increase (decrease) in net assets
   from operations                                16,562              4,993               52,768         1,389,805       396,767
                                               ---------           --------          -----------      ------------   -----------
Contract transactions (1)
   Purchase payments (Note 4)                    238,190             76,759            1,153,509         1,844,393       431,976
   Surrenders and terminations                    (2,551)            (4,215)              (9,241)       (1,807,816)     (642,543)
   Transfers between portfolios                     (140)             4,327              362,935          (127,906)      (85,611)
   Net annuitization transactions                      -                  -                    -                 -             -
   Policyholder charges (Note 3)                       -                  -                    -           (66,396)      (26,050)
                                               ---------           --------          -----------      ------------   -----------
Net increase (decrease) in net assets from
   contract transactions                         235,499             76,871            1,507,203          (157,725)     (322,228)
                                               ---------           --------          -----------      ------------   -----------
Net increase (decrease) in net assets            252,061             81,864            1,559,971         1,232,080        74,539

Net assets beginning of period                         -                  -                    -        11,919,967     3,601,108
                                               ---------           --------          -----------      ------------   -----------
Net assets end of period                       $ 252,061           $ 81,864          $ 1,559,971      $ 13,152,047   $ 3,675,647
------------------------------------------     =========           ========          ===========      ============   ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2005                 -                  -                    -           658,722       325,631

      Units Issued                                23,446              7,964              159,911           183,394        36,995
      Units Redeemed                                (412)              (535)             (12,504)         (228,139)      (89,399)
                                               ---------           --------          -----------      ------------   -----------
Units Outstanding at December 31, 2006            23,034              7,429              147,407           613,977       273,227
                                               =========           ========          ===========      ============   ===========

(a)   Commencement of operations January 17, 2006.

                    See notes to the financial statements.                    37

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                                                                   JNL/T. Rowe      JNL/T. Rowe
                                              JNL/Select        JNL/Select          JNL/              Price        Price Mid-Cap
                                              Large Cap        Money Market     Select Value       Established         Growth
                                           Growth Portfolio      Portfolio       Portfolio      Growth Portfolio     Portfolio
                                           ----------------   --------------   --------------   ----------------   -------------
Operations
   Net investment income (loss)              $   (116,652)     $    399,191      $    70,579      $   (234,011)    $   (196,942)
   Net realized gain (loss) on investments       (240,581)                9          391,061           582,695        2,758,859
   Net change in unrealized appreciation
      (depreciation) on investments               570,995                (8)         509,608         2,198,661       (1,248,059)
                                             ------------      ------------      -----------      ------------     ------------
Net increase (decrease) in net assets
   from operations                                213,762           399,192          971,248         2,547,345        1,313,858
                                             ------------      ------------      -----------      ------------     ------------
Contract transactions (1)
   Purchase payments (Note 4)                   1,201,226        10,777,494        1,658,928         5,134,405        6,265,983
   Surrenders and terminations                 (1,100,306)       (4,795,770)        (504,607)       (1,560,300)      (2,037,115)
   Transfers between portfolios                  (120,664)      (14,740,545)       1,296,089          (320,528)      (1,350,353)
   Net annuitization transactions                       -                 -                -                 -                -
   Policyholder charges (Note 3)                  (59,609)          (78,612)         (39,909)          (59,923)        (102,787)
                                             ------------      ------------      -----------      ------------     ------------
Net increase (decrease) in net assets from
   contract transactions                          (79,353)       (8,837,433)       2,410,501         3,193,654        2,775,728
                                             ------------      ------------      -----------      ------------     ------------
Net increase (decrease) in net assets             134,409        (8,438,241)       3,381,749         5,740,999        4,089,586

Net assets beginning of period                  7,391,698        23,951,124        4,249,393        18,904,129       23,757,428
                                             ------------      ------------      -----------      ------------     ------------
Net assets end of period                     $  7,526,107      $ 15,512,883      $ 7,631,142      $ 24,645,128     $ 27,847,014
-------------------------------------------  ============      ============      ===========      ============     ============

(1) Contract unit transactions
Units Outstanding at December 31, 2005            622,928         2,129,145          246,236         1,005,858          874,981

      Units Issued                                 79,058         2,423,602          185,230           214,336          227,465
      Units Redeemed                             (173,904)       (3,244,080)         (59,842)         (160,416)        (209,445)
                                             ------------      ------------      -----------      ------------     ------------
Units Outstanding at December 31, 2006            528,082         1,308,667          371,624         1,059,778          893,001
                                             ============      ============      ===========      ============     ============

                                                                                                   JNL/Western
                                              JNL/T. Rowe       JNL/Western      JNL/Western     U.S. Government
                                              Price Value       High Yield     Strategic Bond      & Quality
                                               Portfolio      Bond Portfolio      Portfolio      Bond Portfolio
                                           ----------------   --------------   --------------   ----------------
Operations
   Net investment income (loss)              $    (64,461)     $    892,664     $   (166,416)     $   (150,486)
   Net realized gain (loss) on investments      2,231,015           (62,949)         (42,635)         (122,342)
   Net change in unrealized appreciation
      (depreciation) on investments             1,994,760           476,123          504,127           413,303
                                             ------------      ------------     ------------      ------------
Net increase (decrease) in net assets
   from operations                              4,161,314         1,305,838          295,076           140,475
                                             ------------      ------------     ------------      ------------
Contract transactions (1)
   Purchase payments (Note 4)                   5,726,228         4,957,108        3,608,257         1,471,831
   Surrenders and terminations                 (1,523,377)       (1,638,015)        (946,950)       (1,518,957)
   Transfers between portfolios                  (950,785)        1,297,830         (584,905)          (30,253)
   Net annuitization transactions                       -                 -                -                 -
   Policyholder charges (Note 3)                  (87,643)          (45,102)         (79,507)          (33,752)
                                             ------------      ------------     ------------      ------------
Net increase (decrease) in net assets from
   contract transactions                        3,164,423         4,571,821        1,996,895          (111,131)
                                             ------------      ------------     ------------      ------------
Net increase (decrease) in net assets           7,325,737         5,877,659        2,291,971            29,344

Net assets beginning of period                 21,334,428        12,201,125        8,474,769         8,561,677
                                             ------------      ------------     ------------      ------------
Net assets end of period                     $ 28,660,165      $ 18,078,784     $ 10,766,740      $  8,591,021
-------------------------------------------  ============      ============     ============      ============

(1) Contract unit transactions
Units Outstanding at December 31, 2005          1,593,460         1,039,828          517,693           640,155

      Units Issued                                482,613           749,111          229,728           224,305
      Units Redeemed                             (272,079)         (409,973)        (134,592)         (249,487)
                                             ------------      ------------     ------------      ------------
Units Outstanding at December 31, 2006          1,803,994         1,378,966          612,829           614,973
                                             ============      ============     ============      ============

                    See notes to the financial statements.                    38

JNLNY Separate Account I
Notes to the Financial Statements

Note 1 - Organization

Jackson National Life Insurance Company of New York ("Jackson") established JNLNY Separate Account I (the "Separate Account") on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained ninety-three (93) Portfolios during 2007, but currently contains eighty-three (83) Portfolios as of December 31, 2007, each of which invests in the following series of mutual funds:

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund(1)
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/MCM 10 x 10 Fund*
JNL/MCM Bond Index Fund *
JNL/MCM Enhanced S&P 500 Stock Index Fund*
JNL/MCM Index 5 Fund*
JNL/MCM International Index Fund*
JNL/MCM S&P 400 MidCap Index Fund*
JNL/MCM S&P 500 Index Fund*
JNL/MCM Small Cap Index Fund*
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund(1)
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Core Equity Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Value Equity Fund
JNL/Putnam Midcap Growth Fund(1)
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Growth Retirement Strategy Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Moderate Growth Retirement Strategy Fund
JNL/S&P Moderate Retirement Strategy Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Retirement Income Fund
JNL/S&P Total Yield Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T.Rowe Price Established Growth Fund
JNL/T.Rowe Price Mid-Cap Growth Fund
JNL/T.Rowe Price Value Fund

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 1 - Organization (continued)

--------------------------------------------------------------------------------
                             JNL Variable Fund LLC
--------------------------------------------------------------------------------

JNL/MCM 25 Fund*
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Dow SM Dividend Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM Healthcare Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM JNL Optimized 5 Fund*
JNL/MCM Nasdaq(R) 25 Fund*
JNL/MCM NYSE International 25 Fund*
JNL/MCM Oil & Gas Sector Fund*
JNL/MCM S&P(R) 24 Fund*
JNL/MCM S&P(R) SMid 60 Fund*
JNL/MCM Select Small Cap Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM Value Line(R) 30 Fund*
JNL/MCM VIP Fund*

--------------------------------------------------------------------------------
                           JNLNY Variable Fund I LLC
--------------------------------------------------------------------------------

JNL/MCM Dow SM 10 Fund (NY) (1)*
JNL/MCM Dow SM Dividend Fund (NY) (1)*
JNL/MCM Global 15 Fund (NY) (1)*
JNL/MCM Nasdaq(R) 15 Fund (NY) (1)*
JNL/MCM S&P(R) 10 Fund (NY) (1)*
JNL/MCM S&P(R) 24 Fund (NY) (1)*
JNL/MCM Value Line(R) 25 Fund (NY) (1)*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2007, the following acquisitions were accomplished at no cost to the contract owners:

------------------------------------------------------------------------------------------------------------------------------------
ACQUIRED PORTFOLIO                                 ACQUIRING PORTFOLIO                                         DATE OF AQUISITION
------------------------------------------------------------------------------------------------------------------------------------
JNL/Alger Growth Fund                              JNL/T.Rowe Price Established Growth Fund                    April 27, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Growth Fund                        JNL/T.Rowe Price Established Growth Fund                    April 27, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/MCM Dow 10 Fund (NY)                           JNL/MCM JNL 5 Fund                                          April 27, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/MCM S&P 10 Fund (NY)                           JNL/MCM JNL 5 Fund                                          April 27, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/MCM Global 15 Fund (NY)                        JNL/MCM JNL 5 Fund                                          April 27, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Midcap Growth Fund                      JNL/FI Mid-Cap Equity Fund                                  November 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/MCM Nasdaq 15 Fund (NY)                        JNL/MCM Nasdaq 25 Fund                                      November 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/MCM Value Line 25 Fund (NY)                    JNL/MCM Value Line 30 Fund                                  November 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/MCM Dow Dividend Fund (NY)                     JNL/MCM Dow Dividend Fund                                   November 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/MCM S&P 24 Fund (NY)                           JNL/MCM S&P 24 Fund                                         November 30, 2007
------------------------------------------------------------------------------------------------------------------------------------

During the year ended December 31, 2007, the following Funds changed names:

------------------------------------------------------------------------------------------------------------------------------------
PRIOR PORTFOLIO NAME                               CURRENT PORTFOLIO NAME                                      EFFECTIVE DATE
------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Value Equity Fund                       JNL/PPM America Value Equity Fund(2)                        January 16, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR Mid-Cap Equity Fund                        JNL/FI Mid-Cap Equity Fund                                  April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR Balanced Fund                              JNL/FI Balanced Fund                                        April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Western High Yield Bond Fund                   JNL/PPM America High Yield Bond Fund(2)                     April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Western Strategic Bond Fund                    JNL/Goldman Sachs Core Plus Bond Fund(2)                    April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Western U.S. Government & Quality Bond Fund    JNL/JPMorgan U.S. Government & Quality Bond Fund(2)         April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 1 - Organization (continued)

------------------------------------------------------------------------------------------------------------------------------------
PRIOR PORTFOLIO NAME                               CURRENT PORTFOLIO NAME                                      EFFECTIVE DATE
------------------------------------------------------------------------------------------------------------------------------------
JNL/FI Balanced Fund                               JNL/Capital Guardian Global Balanced Fund(2)                December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/FI Mid-Cap Equity Fund                         JNL/JPMorgan MidCap Growth Fund(2)                          December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMorgan International Equity Fund             JNL/AIM International Growth Fund(2)                        December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Equity Fund                             JNL/PPM America Core Equity Fund(2)                         December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Select Global Growth Fund                      JNL/Capital Guardian Global Diversified Research Fund(2)    December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Select Large Cap Growth Fund                   JNL/Capital Guardian U.S. Growth Equity Fund(2)             December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------

(1)   These funds are no longer available as of December 31, 2007.

(2)   These name changes are due to changes in sub-advisors.

* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

      The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

Federal Income Taxes

      The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 2 - Significant Accounting Policies (continued)

New Accounting Pronouncement

      In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS No. 157. Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for future periods.

Note 3 - Policy Charges

      Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges

      Contract Maintenance Charge

      An annual contract maintenance charge of $30 - $35 is assessed against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2007 and 2006, contract maintenance charges were assessed in the amount of $176,750 and $323,150, respectively.

      Transfer Fee Charge

      A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.
      Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs. This fee will be deducted from the amount transferred prior to the allocation to a different portfolio. For the years ended December 31, 2007 and 2006, transfer fee charges were assessed in the amount of $1,625 and $600, respectively.

      Surrender or Contingent Deferred Sales Charge

      During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts.

      The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals. For the years ended December 31, 2007 and 2006, surrender charges were assessed in the amount of $1,019,652 and $2,224,265, respectively.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 3 - Policy Charges (continued)

Policyholder Charges (continued)

      Optional Benefit Charges

      Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.30% - 0.60%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base. The charge will be deducted each calendar quarter from the contract value by redeeming units.

      Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 1.71%, depending on the product. Jackson reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.70%. The charge will be deducted each calendar quarter from the contract value by redeeming units.

Asset-based Charges

      Insurance Charges

      Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administrating the Separate Account and its contracts and is assessed through the unit value calculation.

      Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

      Optional Benefit Charges

      Contract Enhancement Charge. If one of the contract enhancement benefits has been selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner's allocations to the portfolios. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.

      Withdrawal Charge Period. If the optional three or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45% or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios.

      20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets value of the contract owner's allocations to the portfolios.

      Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction of 0.15% - 0.55% on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios, based on the optional death benefit selected.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 3 - Policy Charges (continued)

Premium Taxes

      Some states and other governmental entities charge premium taxes or other similar taxes. Jackson is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0%. Currently, New York does not impose premium taxes.

Note 4 - Related Party Transactions

      For contract enhancement benefits related to the optional benefits offered, Jackson contributed $3,802,593 and $3,339,423 to the Separate Account in the form of additional premium to contract owner's accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 5 - Purchases and Sales of Investments

      For the year ended December 31, 2007, purchases and proceeds from sales of investments are as follows:

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------

                                                                         Proceeds
                                                          Purchases     from Sales
                                                        ------------   ------------
JNL/AIM International Growth Fund                       $  9,701,221   $  4,154,007
JNL/AIM Large Cap Growth Fund                              2,442,033      1,714,805
JNL/AIM Real Estate Fund                                  13,917,194     12,321,011
JNL/AIM Small Cap Growth Fund                              2,322,720      2,543,566
JNL/Alger Growth Fund                                        272,340      7,047,347
JNL/Capital Guardian Global Balanced Fund                  6,227,700      3,851,030
JNL/Capital Guardian Global Diversified Research Fund      3,048,452      1,635,135
JNL/Capital Guardian International Small Cap Fund            170,242         14,029
JNL/Capital Guardian U.S. Growth Equity Fund               3,736,499      2,573,503
JNL/Credit Suisse Global Natural Resources Fund           25,582,117      5,761,744
JNL/Credit Suisse Long/Short Fund                          1,419,550        904,707
JNL/Eagle Core Equity Fund                                 1,234,049      1,090,938
JNL/Eagle SmallCap Equity Fund                             6,178,312      4,360,126
JNL/Franklin Templeton Founding Strategy Fund             43,761,264      6,384,992
JNL/Franklin Templeton Global Growth Fund                  5,618,441        658,001
JNL/Franklin Templeton Income Fund                        32,844,700      8,923,749
JNL/Franklin Templeton Mutual Shares Fund                  8,484,443      1,075,318
JNL/Franklin Templeton Small Cap Value Fund                3,548,879      2,207,855
JNL/Goldman Sachs Core Plus Bond Fund                      9,092,025      4,897,651
JNL/Goldman Sachs Mid Cap Value Fund                      11,394,442      8,786,830
JNL/Goldman Sachs Short Duration Bond Fund                 5,517,294      3,376,673
JNL/JPMorgan International Value Fund                     30,341,696     18,355,003
JNL/JPMorgan MidCap Growth Fund                            3,975,319      2,069,957
JNL/JPMorgan U.S. Government & Quality Bond Fund           8,505,351      7,368,691
JNL/Lazard Emerging Markets Fund                          10,440,433      2,940,217
JNL/Lazard Mid Cap Value Fund                              8,144,567      4,021,063
JNL/Lazard Small Cap Value Fund                            3,954,660      2,102,446
JNL/MCM 10 x 10 Fund                                       7,635,261        672,319
JNL/MCM Bond Index Fund                                    8,376,895      2,679,221
JNL/MCM Enhanced S&P 500 Stock Index Fund                  9,034,046      8,171,144
JNL/MCM Index 5 Fund                                       4,212,345      2,104,678
JNL/MCM International Index Fund                          19,779,440      8,875,895
JNL/MCM S&P 400 MidCap Index Fund                         11,338,318      5,735,741
JNL/MCM S&P 500 Index Fund                                12,384,445      7,238,739
JNL/MCM Small Cap Index Fund                               9,433,643      4,639,375
JNL/Oppenheimer Global Growth Fund                         8,570,230      4,124,461
JNL/Oppenheimer Growth Fund                                  739,861      2,637,798
JNL/PIMCO Real Return Fund                                 4,135,222      1,162,818
JNL/PIMCO Total Return Bond Fund                          16,573,124     12,528,669
JNL/PPM America Core Equity Fund                             654,670        777,771
JNL/PPM America High Yield Bond Fund                      20,648,388     19,304,296
JNL/PPM America Value Equity Fund                            442,991      1,872,775
JNL/Putnam Midcap Growth Fund                                333,447      2,708,249
JNL/S&P 4 Fund                                               127,822         44,360
JNL/S&P Competitive Advantage Fund                         2,686,781         16,665
JNL/S&P Disciplined Growth Fund                              778,554         22,425
JNL/S&P Disciplined Moderate Fund                          1,026,465         54,270
JNL/S&P Disciplined Moderate Growth Fund                   1,902,052        128,127
JNL/S&P Dividend Income & Growth Fund                        124,332             63
JNL/S&P Growth Retirement Strategy Fund                      360,743            517
JNL/S&P Intrinsic Value Fund                                       -              -
JNL/S&P Managed Aggressive Growth Fund                    13,029,552     16,353,495
JNL/S&P Managed Conservative Fund                         15,985,850      4,264,593
JNL/S&P Managed Growth Fund                               31,632,920     18,818,936
JNL/S&P Managed Moderate Fund                             21,038,241      6,733,202
JNL/S&P Managed Moderate Growth Fund                      40,548,371     19,882,133
JNL/S&P Moderate Growth Retirement Strategy Fund                   -              -
JNL/S&P Moderate Retirement Strategy Fund                          -              -
JNL/S&P Retirement 2015 Fund                               1,174,386         39,409
JNL/S&P Retirement 2020 Fund                                 908,831         26,283
JNL/S&P Retirement 2025 Fund                                 748,366        124,407
JNL/S&P Retirement Income Fund                             2,289,337        306,457
JNL/S&P Total Yield Fund                                           -              -
JNL/Select Balanced Fund                                  11,789,419      7,425,733
JNL/Select Money Market Fund                              60,132,682     51,933,182
JNL/Select Value Fund                                     10,499,445      4,249,535
JNL/T.Rowe Price Established Growth Fund                  18,981,836      6,685,257
JNL/T.Rowe Price Mid-Cap Growth Fund                      21,292,675      9,732,533
JNL/T.Rowe Price Value Fund                               11,521,292      7,021,161

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 5 - Purchases and Sales of Investments (continued)

--------------------------------------------------------------------------------
                              JNL Variable Fund LLC
--------------------------------------------------------------------------------
                                                                     Proceeds
                                                     Purchases      from Sales
                                                   -------------   ------------
JNL/MCM 25 Fund                                    $   4,760,021   $ 15,497,717
JNL/MCM Communications Sector Fund                     5,245,728      3,317,226
JNL/MCM Consumer Brands Sector Fund                      655,379        219,360
JNL/MCM Dow Dividend Fund                             21,136,241        326,775
JNL/MCM Financial Sector Fund                          4,229,767      2,591,412
JNL/MCM Healthcare Sector Fund                         2,889,959      1,920,430
JNL/MCM JNL 5 Fund                                   316,608,177     97,778,197
JNL/MCM JNL Optimized 5 Fund                          30,594,257     12,350,989
JNL/MCM Nasdaq 25 Fund                                 5,208,991        442,249
JNL/MCM NYSE International 25 Fund                     4,313,273        374,348
JNL/MCM Oil & Gas Sector Fund                         17,184,155     15,514,269
JNL/MCM S&P 24 Fund                                      617,906          3,427
JNL/MCM S&P SMid 60 Fund                               7,329,483      6,184,041
JNL/MCM Select Small Cap Fund                          3,979,978     13,657,600
JNL/MCM Technology Sector Fund                         2,724,491      1,803,064
JNL/MCM Value Line 30 Fund                            68,175,519      1,585,685
JNL/MCM VIP Fund                                      25,565,295     21,518,277

--------------------------------------------------------------------------------
                            JNLNY Variable Fund I LLC
--------------------------------------------------------------------------------
                                                                     Proceeds
                                                     Purchases      from Sales
                                                   -------------  -------------
JNL/MCM Dow 10 Fund (NY)                           $   4,894,527  $  32,222,068
JNL/MCM Dow Dividend Fund (NY)                        19,340,333     34,216,579
JNL/MCM Global 15 Fund (NY)                           11,878,574     53,175,413
JNL/MCM Nasdaq 15 Fund (NY)                            2,640,012      5,957,107
JNL/MCM S&P 10 Fund (NY)                               3,528,933     32,148,111
JNL/MCM S&P 24 Fund (NY)                                 403,083      1,926,430
JNL/MCM Value Line 25 Fund (NY)                       41,537,197    105,584,470

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights

 The following is a summary for each period in the five year period ended December 31, 2007 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.

                                      JNL/AIM            JNL/AIM             JNL/AIM             JNL/AIM
                                   International        Large Cap          Real Estate          Small Cap           JNL/Alger
                                  Growth Portfolio  Growth Portfolio      Portfolio(d)       Growth Portfolio  Growth Portfolio(b)
                                  ----------------  ----------------     ---------------     ----------------  -------------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                      $ 15.610040       $ 12.228711         $ 12.498967          $ 13.804828        $ 16.823011
   Total Return *                         6.87%***         11.19%             -19.38%***             7.41%              7.86%
   Ratio of Expenses **                   3.06%             4.00%               3.06%                3.60%              3.62%

Period ended December 31, 2006
   Unit Value                      $ 14.852999       $ 10.998069         $ 15.193606          $ 12.851988        $ 15.597255
   Total Return *                        19.03%             3.64%              32.43%               10.45%              1.24%
   Ratio of Expenses **                   2.95%             4.00%               2.95%                3.60%              3.62%

Period ended December 31, 2005
   Unit Value                      $ 12.478356       $ 10.611801         $ 11.473288          $ 11.635991        $ 15.406030
   Total Return *                        12.58%***          3.04%               9.43***              4.60%              8.32%
   Ratio of Expenses **                   2.95%             4.00%               2.95%                3.60%              3.62%

Period ended December 31, 2004
   Unit Value                      $ 11.699840       $ 10.298874                 n/a          $ 11.124630        $ 14.222373
   Total Return *                         0.70%***          8.22%***             n/a                 7.51%***           3.04%***
   Ratio of Expenses **                   2.87%             4.00%                n/a                 3.60%              3.62%

Period ended December 31, 2003
   Unit Value                      $ 10.413214       $ 10.036249                 n/a          $ 10.982239        $ 15.206695
   Total Return *                        14.25%***          6.81%***             n/a                 3.72%***          16.18%***
   Ratio of Expenses **                   2.80%             2.65%                n/a                 2.80%              2.65%

                                    JNL/Capital         JNL/Capital          JNL/Capital         JNL/Capital     JNL/Credit Suisse
                                  Guardian Global     Guardian Global          Guardian         Guardian U.S.      Global Natural
                                      Balanced          Diversified      International Small    Growth Equity        Resources
                                     Portfolio      Research Portfolio     Cap Portfolio(c)       Portfolio         Portfolio(a)
                                  ---------------   ------------------   -------------------   ---------------   -----------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                     $ 10.543817         $ 26.239730           $ 9.849998         $ 24.731198        $ 13.499173
   Total Return *                        3.70%               2.45%***            -2.45%***            6.52%             14.39%***
   Ratio of Expenses **                  4.00%               2.72%               2.645%               2.95%              3.06%

Period ended December 31, 2006
   Unit Value                     $ 10.167521         $ 23.065061                  n/a         $ 23.216435                n/a
   Total Return *                        6.46%              10.57%                 n/a                1.57%               n/a
   Ratio of Expenses **                  4.00%               2.45%                 n/a                2.95%               n/a

Period ended December 31, 2005
   Unit Value                     $  9.550912         $ 20.859781                  n/a         $ 22.857142                n/a
   Total Return *                        5.78%              -0.55%                 n/a                7.25%***            n/a
   Ratio of Expenses **                  4.00%               2.45%                 n/a                2.95%               n/a

Period ended December 31, 2004
   Unit Value                     $  9.028769         $ 20.974400                  n/a         $ 22.554973                n/a
   Total Return *                        9.97%***            7.07%***              n/a               -0.27%***            n/a
   Ratio of Expenses **                  4.00%               2.45%                 n/a                2.92%               n/a

Period ended December 31, 2003
   Unit Value                     $  8.975033         $  9.192404                  n/a         $ 22.334683                n/a
   Total Return *                        5.16%***           22.25%                 n/a               34.44%***            n/a
   Ratio of Expenses **                  2.80%               1.40%                 n/a               2.095%               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   Commencement of operations May 2, 2005.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                     JNL/AIM             JNL/AIM              JNL/AIM             JNL/AIM
                                  International         Large Cap           Real Estate           Small Cap           JNL/Alger
                                Growth Portfolio    Growth Portfolio        Portfolio(d)      Growth Portfolio   Growth Portfolio(b)
                                ----------------   ------------------   -------------------   ----------------   -------------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                    $ 19.623745         $ 14.626770          $ 13.117101          $ 15.960342         $ 22.498801
   Total Return *                       8.41%              14.48%              -16.07%***             9.98%               8.75%
   Ratio of Expenses **                 1.25%               1.10%                1.25%                1.25%               1.10%

Period ended December 31, 2006
   Unit Value                    $ 18.102209         $ 12.776730          $ 15.628634          $ 14.511723         $ 20.688950
   Total Return *                      21.07%               6.68%               34.78%               13.07%               3.82%
   Ratio of Expenses **                 1.25%               1.10%                1.35%                1.25%               1.10%

Period ended December 31, 2005
   Unit Value                    $ 14.952201         $ 11.976548          $ 11.595734          $ 12.834332         $ 19.927987
   Total Return *                       9.32%               6.06%                9.03%***             7.08%              11.08%
   Ratio of Expenses **                 1.25%               1.10%                1.35%                1.25%               1.10%

Period ended December 31, 2004
   Unit Value                    $ 13.677913         $ 11.292011                  n/a          $ 11.986082         $ 17.940226
   Total Return *                      14.89%               4.49%                 n/a                 5.53%               3.47%
   Ratio of Expenses **                 1.25%               1.10%                 n/a                 1.25%               1.10%

Period ended December 31, 2003
   Unit Value                    $ 11.904771         $ 10.346261                  n/a          $ 11.358258         $ 17.059762
   Total Return *                       7.68%***            3.24%***              n/a                 2.27%***            4.55%***
   Ratio of Expenses **                 1.25%               1.25%                 n/a                 1.25%               1.25%

                                   JNL/Capital         JNL/Capital          JNL/Capital          JNL/Capital      JNL/Credit Suisse
                                 Guardian Global     Guardian Global         Guardian           Guardian U.S.       Global Natural
                                    Balanced           Diversified      International Small    Growth Equity          Resources
                                    Portfolio      Research Portfolio     Cap Portfolio(c)        Portfolio          Portfolio(a)
                                ----------------   ------------------   -------------------   ----------------   -------------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                    $ 13.020007        $    31.597476        $  9.859775          $ 30.659761       $  13.730889
   Total Return *                       6.61%                -3.47%***          -2.17%***             8.36%              1.58%***
   Ratio of Expenses **                 1.25%                 1.25%              1.35%                1.25%              1.25%

Period ended December 31, 2006
   Unit Value                    $ 12.212895        $    26.214779                n/a          $ 28.294191                n/a
   Total Return *                       9.42%                11.79%               n/a                 3.31%               n/a
   Ratio of Expenses **                 1.25%                 1.35%               n/a                 1.25%               n/a

Period ended December 31, 2005
   Unit Value                    $ 11.161868        $    23.449660                n/a          $ 27.387918                n/a
   Total Return *                       8.72%                 0.55%               n/a                 3.37%               n/a
   Ratio of Expenses **                 1.25%                 1.35%               n/a                 1.25%               n/a

Period ended December 31, 2004
   Unit Value                    $ 10.266186        $    23.321437                n/a          $ 26.494836                n/a
   Total Return *                       8.06%                15.90%               n/a                 8.24%               n/a
   Ratio of Expenses **                 1.25%                 1.35%               n/a                 1.25%               n/a

Period ended December 31, 2003
   Unit Value                    $  9.500264        $     9.192404                n/a          $  8.387840                n/a
   Total Return *                       3.64%***             22.25%               n/a                33.57%               n/a
   Ratio of Expenses **                 1.25%                 1.40%               n/a                 1.40%               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   Commencement of operations May 2, 2005.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/AIM            JNL/AIM              JNL/AIM           JNL/AIM
                                     International        Large Cap           Real Estate         Small Cap          JNL/Alger
                                    Growth Portfolio   Growth Portfolio       Portfolio(d)     Growth Portfolio  Growth Portfolio(b)
                                    ----------------   ----------------       ------------     ----------------  -------------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)            $ 14,387           $ 7,404              $ 6,850            $ 3,930             $     -
   Units Outstanding (in thousands)          816               535                  530                258                   -
   Investment Income Ratio *                1.71%             0.42%                2.50%              0.28%               0.19%

Period ended December 31, 2006
   Net Assets (in thousands)            $  8,157           $ 6,042              $ 7,640            $ 3,987             $ 6,257
   Units Outstanding (in thousands)          519               497                  494                287                 482
   Investment Income Ratio *                0.17%             0.00%                0.08%              0.00%               0.00%

Period ended December 31, 2005
   Net Assets (in thousands)            $  3,690           $ 4,672              $ 1,179            $ 3,488             $ 7,245
   Units Outstanding (in thousands)          308               409                  102                283                 618
   Investment Income Ratio *                1.82%             0.04%                0.00%              0.00%               0.11%

Period ended December 31, 2004
   Net Assets (in thousands)            $  3,078           $ 3,366                  n/a            $ 3,727             $ 6,713
   Units Outstanding (in thousands)          295               312                  n/a                324                 661
   Investment Income Ratio *                1.34%             0.00%                 n/a               0.00%               0.01%

Period ended December 31, 2003
   Net Assets (in thousands)            $  2,389           $ 1,356                  n/a            $ 2,531             $ 7,076
   Units Outstanding (in thousands)          268               136                  n/a                234                 754
   Investment Income Ratio *                1.77%             0.00%                 n/a               0.00%               0.00%

                                       JNL/Capital       JNL/Capital           JNL/Capital       JNL/Capital      JNL/Credit Suisse
                                     Guardian Global   Guardian Global          Guardian         Guardian U.S.     Global Natural
                                        Balanced         Diversified      International Small   Growth Equity        Resources
                                        Portfolio     Research Portfolio    Cap Portfolio(c)      Portfolio         Portfolio(a)
                                     ---------------  ------------------  -------------------   --------------    -----------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)            $ 12,554           $ 5,787              $  155             $ 9,399            $ 22,157
   Units Outstanding (in thousands)          990               299                  16                 537               1,622
   Investment Income Ratio *                2.59%             0.71%               0.00%               0.00%               0.00%

Period ended December 31, 2006
   Net Assets (in thousands)            $ 10,268           $ 3,676                 n/a             $ 7,526                 n/a
   Units Outstanding (in thousands)          859               273                 n/a                 528                 n/a
   Investment Income Ratio *                0.13%             0.09%                n/a                0.00%                n/a

Period ended December 31, 2005
   Net Assets (in thousands)            $  8,699           $ 3,601                 n/a             $ 7,392                 n/a
   Units Outstanding (in thousands)          790               326                 n/a                 623                 n/a
   Investment Income Ratio *                0.01%             0.54%                n/a                0.00%                n/a

Period ended December 31, 2004
   Net Assets (in thousands)            $  6,684           $ 3,654                 n/a             $ 7,131                 n/a
   Units Outstanding (in thousands)          648               357                 n/a                 698                 n/a
   Investment Income Ratio *                1.36%             0.00%                n/a                0.00%                n/a

Period ended December 31, 2003
   Net Assets (in thousands)            $  4,997           $ 3,865                 n/a             $ 6,730                 n/a
   Units Outstanding (in thousands)          516               420                 n/a                 805                 n/a
   Investment Income Ratio *                1.53%             0.00%                n/a                0.00%                n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   Commencement of operations May 2, 2005.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                         JNL/                                                                          JNL/Franklin
                                    Credit Suisse          JNL/Eagle            JNL/Eagle           JNL/Franklin        Templeton
                                      Long/Short          Core Equity        SmallCap Equity    Templeton Founding    Global Growth
                                     Portfolio(a)          Portfolio            Portfolio      Strategy Portfolio(a)   Portfolio(a)
                                   ---------------      ---------------    ------------------  ---------------------  --------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                      $ 10.597762          $ 15.282170        $    21.815073         $ 9.812218          $ 9.785701
   Total Return *                        -1.94%***            -2.84%                 8.85%             -3.47%***           -8.10%***
   Ratio of Expenses **                   2.46%               3.445%                 2.92%              2.92%               2.92%

Period ended December 31, 2006
   Unit Value                              n/a          $ 15.728676        $    20.041342                n/a                 n/a
   Total Return *                          n/a                 8.55%                16.65%               n/a                 n/a
   Ratio of Expenses **                    n/a                3.445%                 2.92%               n/a                 n/a

Period ended December 31, 2005
   Unit Value                              n/a          $ 14.489276        $    17.181084                n/a                 n/a
   Total Return *                          n/a                -0.12%                -0.42%               n/a                 n/a
   Ratio of Expenses **                    n/a                3.445%                 2.92%               n/a                 n/a

Period ended December 31, 2004
   Unit Value                              n/a          $ 14.506247        $    17.253799                n/a                 n/a
   Total Return *                          n/a                 5.17%***             14.73%***            n/a                 n/a
   Ratio of Expenses **                    n/a                3.445%                 2.92%               n/a                 n/a

Period ended December 31, 2003
   Unit Value                              n/a          $ 14.802644        $    15.086008                n/a                 n/a
   Total Return *                          n/a                11.71%***              3.11%***            n/a                 n/a
   Ratio of Expenses **                    n/a                 2.80%                 2.80%               n/a                 n/a

                                                                                JNL/Franklin            JNL/              JNL/
                                        JNL/Franklin       JNL/Franklin          Templeton        Goldman Sachs      Goldman Sachs
                                          Templeton       Templeton Mutual       Small Cap           Core Plus          Mid Cap
                                   Income Portfolio(c)  Shares Portfolio(a)  Value Portfolio(b)   Bond Portfolio  Value Portfolio(b)
                                   -------------------  -------------------  ------------------  ---------------  ------------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                        $ 10.624672           $ 9.777653         $ 11.273287        $ 16.150638       $ 12.488638
   Total Return *                          -3.52%***            -5.59%***           -8.86%              3.51%            -6.17%***
   Ratio of Expenses **                     3.06%                2.56%               2.92%              3.30%             3.06%

Period ended December 31, 2006
   Unit Value                        $ 10.767823                  n/a         $ 12.368543        $ 15.602425       $ 12.557941
   Total Return *                           5.49%***              n/a                8.71%***           1.30%             8.72%***
   Ratio of Expenses **                     2.92%                 n/a                2.92%              3.30%             2.92%

Period ended December 31, 2005
   Unit Value                                n/a                  n/a         $ 10.822833        $ 15.402942       $ 11.186412
   Total Return *                            n/a                  n/a               -2.06%***          -0.70%             0.75%***
   Ratio of Expenses **                      n/a                  n/a                2.86%              3.30%             2.72%

Period ended December 31, 2004
   Unit Value                                n/a                  n/a                 n/a        $ 15.511811               n/a
   Total Return *                            n/a                  n/a                 n/a                5.6%***           n/a
   Ratio of Expenses **                      n/a                  n/a                 n/a               3.30%              n/a

Period ended December 31, 2003
   Unit Value                                n/a                  n/a                 n/a        $ 15.657991               n/a
   Total Return *                            n/a                  n/a                 n/a               1.49%***           n/a
   Ratio of Expenses **                      n/a                  n/a                 n/a               2.80%              n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations May 2, 2005.

(c)   Commencement of operations May 1, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                      JNL/                                                                        JNL/Franklin
                                 Credit Suisse      JNL/Eagle          JNL/Eagle            JNL/Franklin            Templeton
                                   Long/Short      Core Equity      SmallCap Equity      Templeton Founding      Global Growth
                                  Portfolio(a)      Portfolio          Portfolio       Strategy Portfolio(a)      Portfolio(a)
                                 -------------    -------------   ------------------   ---------------------  ------------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                    $ 10.710847      $ 19.916715        $ 26.791566          $ 9.970116            $ 9.943224
   Total Return *                       4.97%***        -0.52%             10.86%              -4.99%***             -7.78%***
   Ratio of Expenses **                 1.35%            1.10%              1.10%               1.25%                 1.25%

Period ended December 31, 2006
   Unit Value                            n/a      $ 20.020920        $ 24.167102                 n/a                   n/a
   Total Return *                        n/a            11.12%             18.78%                n/a                   n/a
   Ratio of Expenses **                  n/a             1.10%              1.10%                n/a                   n/a

Period ended December 31, 2005
   Unit Value                            n/a      $ 18.016966        $ 20.346844                 n/a                   n/a
   Total Return *                        n/a             2.25%              1.40%                n/a                   n/a
   Ratio of Expenses **                  n/a             1.10%              1.10%                n/a                   n/a

Period ended December 31, 2004
   Unit Value                            n/a      $ 17.621100        $ 20.065533                 n/a                   n/a
   Total Return *                        n/a             6.65%             13.28%                n/a                   n/a
   Ratio of Expenses **                  n/a             1.10%              1.10%                n/a                   n/a

Period ended December 31, 2003
   Unit Value                            n/a      $ 16.574173        $ 16.891779                 n/a                   n/a
   Total Return *                        n/a             8.18%***           5.56%***             n/a                   n/a
   Ratio of Expenses **                  n/a             1.25%              1.25%                n/a                   n/a

                                  JNL/Franklin     JNL/Franklin      JNL/Franklin               JNL/                 JNL/
                                   Templeton        Templeton          Templeton            Goldman Sachs        Goldman Sachs
                                     Income       Mutual Shares        Small Cap              Core Plus             Mid Cap
                                  Portfolio(c)     Portfolio(a)   Value Portfolio(b)        Bond Portfolio    Value Portfolio(b)
                                 -------------    -------------   ------------------   ---------------------  ------------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                    $ 10.950553      $ 9.900980         $ 11.756122            $ 21.327295         $ 13.070993
   Total Return *                       0.58%***       -2.04%***           -7.40%                  5.83%               1.41%
   Ratio of Expenses **                 1.25%           1.25%               1.35%                  1.10%               1.35%

Period ended December 31, 2006
   Unit Value                    $ 10.887761             n/a         $ 12.695707            $ 20.152585         $ 12.889320
   Total Return *                       8.88%***         n/a               16.13%                  3.54%              14.18%
   Ratio of Expenses **                 1.40%            n/a                1.35%                  1.10%               1.35%

Period ended December 31, 2005
   Unit Value                            n/a             n/a         $ 10.931928            $ 19.463165         $ 11.288517
   Total Return *                        n/a             n/a               -0.22%***               1.50%              -0.04%***
   Ratio of Expenses **                  n/a             n/a                1.35%                  1.10%               1.35%

Period ended December 31, 2004
   Unit Value                            n/a             n/a                 n/a            $ 19.175338                 n/a
   Total Return *                        n/a             n/a                 n/a                   7.39%                n/a
   Ratio of Expenses **                  n/a             n/a                 n/a                   1.10%                n/a

Period ended December 31, 2003
   Unit Value                            n/a             n/a                 n/a            $ 17.900578                 n/a
   Total Return *                        n/a             n/a                 n/a                   2.12%***             n/a
   Ratio of Expenses **                  n/a             n/a                 n/a                   1.25%                n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations May 2, 2005.

(c)   Commencement of operations May 1, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/                                                                           JNL/Franklin
                                    Credit Suisse            JNL/Eagle           JNL/Eagle         JNL/Franklin          Templeton
                                      Long/Short            Core Equity       SmallCap Equity   Templeton Founding     Global Growth
                                     Portfolio(a)            Portfolio           Portfolio     Strategy Portfolio(a)    Portfolio(a)
                                 -------------------   -------------------   ----------------  ---------------------   -------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)          $  518                 $ 4,094              $ 6,747            $ 36,507             $ 4,740
   Units Outstanding (in
     thousands)                           49                     286                  296               3,678                 479
   Investment Income Ratio *            0.00%                   1.98%                2.17%               0.00%               1.22%

Period ended December 31, 2006
   Net Assets (in thousands)             n/a                 $ 4,580              $ 5,301                 n/a                 n/a
   Units Outstanding (in
     thousands)                          n/a                     314                  273                 n/a                 n/a
   Investment Income Ratio *             n/a                    0.00%                0.00%                n/a                 n/a

Period ended December 31, 2005
   Net Assets (in thousands)             n/a                 $ 4,512              $ 4,322                 n/a                 n/a
   Units Outstanding (in
     thousands)                          n/a                     348                  275                 n/a                 n/a
   Investment Income Ratio *             n/a                    0.90%                0.00%                n/a                 n/a

Period ended December 31, 2004
   Net Assets (in thousands)             n/a                 $ 4,371              $ 5,125                 n/a                 n/a
   Units Outstanding (in
     thousands)                          n/a                     354                  347                 n/a                 n/a
   Investment Income Ratio *             n/a                    0.83%                0.00%                n/a                 n/a

Period ended December 31, 2003
   Net Assets (in thousands)             n/a                 $ 2,925              $ 3,056                 n/a                 n/a
   Units Outstanding (in
     thousands)                          n/a                     273                  251                 n/a                 n/a
   Investment Income Ratio *             n/a                    0.81%                0.00%                n/a                 n/a

                                                                                JNL/Franklin           JNL/              JNL/
                                    JNL/Franklin          JNL/Franklin           Templeton         Goldman Sachs    Goldman Sachs
                                     Templeton           Templeton Mutual        Small Cap          Core Plus           Mid Cap
                                 Income Portfolio(c)   Shares Portfolio(a)   Value Portfolio(b)   Bond Portfolio  Value Portfolio(b)
                                 -------------------   -------------------   ------------------   --------------  ------------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)           $ 28,076              $ 7,161              $ 2,806            $ 15,399          $ 4,209
   Units Outstanding (in
     thousands)                           2,586                  726                  242                 827              327
   Investment Income Ratio *               4.15%                0.00%                2.67%               3.69%            2.05%

Period ended December 31, 2006
   Net Assets (in thousands)           $  5,251                  n/a              $ 1,909            $ 10,767          $ 1,796
   Units Outstanding (in
     thousands)                             484                  n/a                  152                 613              141
   Investment Income Ratio *               0.47%                 n/a                 0.07%               0.00%            0.09%

Period ended December 31, 2005
   Net Assets (in thousands)                n/a                  n/a              $   522            $  8,475          $   443
   Units Outstanding (in
     thousands)                             n/a                  n/a                   48                 518               40
   Investment Income Ratio *                n/a                  n/a                 0.00%               5.91%            0.00%

Period ended December 31, 2004
   Net Assets (in thousands)                n/a                  n/a                  n/a            $  6,028              n/a
   Units Outstanding (in
     thousands)                             n/a                  n/a                  n/a                 386              n/a
   Investment Income Ratio *                n/a                  n/a                  n/a                5.47%             n/a

Period ended December 31, 2003
   Net Assets (in thousands)                n/a                  n/a                  n/a            $  4,498              n/a
   Units Outstanding (in
     thousands)                             n/a                  n/a                  n/a                 325              n/a
   Investment Income Ratio *                n/a                  n/a                  n/a                5.83%             n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations May 2, 2005.

(c)   Commencement of operations May 1, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                       JNL/                                            JNL/JPMorgan
                                  Goldman Sachs      JNL/JPMorgan     JNL/JPMorgan   U.S. Government     JNL/Lazard
                                 Short Duration     International    MidCap Growth    & Quality Bond  Emerging Markets
                                Bond Portfolio(b)  Value Portfolio     Portfolio         Portfolio       Portfolio(b)
                                -----------------  ---------------  ---------------  ---------------  ----------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                    $ 10.370787       $ 14.063652      $ 21.350052      $ 12.096597       $ 13.765183
   Total Return *                       2.25%             7.91%            4.84%            2.19%            31.56%***
   Ratio of Expenses **                 2.47%             3.67%            2.92%            4.00%             3.06%

Period ended December 31, 2006
   Unit Value                    $ 10.142734       $ 13.032392      $ 20.365068      $ 11.837508       $ 10.811520
   Total Return *                       1.78%***         27.24%            8.84%           -0.79%            14.76%***
   Ratio of Expenses **                 2.47%             3.67%            2.92%            4.00%             2.47%

Period ended December 31, 2005
   Unit Value                            n/a       $ 10.242631      $ 18.711181      $ 11.931278               n/a
   Total Return *                        n/a             14.30%            3.12%           -1.65%              n/a
   Ratio of Expenses **                  n/a              3.67%            2.92%            4.00%              n/a

Period ended December 31, 2004
   Unit Value                            n/a       $  8.960817      $ 18.145865      $ 12.131268               n/a
   Total Return *                        n/a             16.96%***        13.23%***         3.03%***           n/a
   Ratio of Expenses **                  n/a              3.67%            2.92%            4.00%              n/a

Period ended December 31, 2003
   Unit Value                            n/a       $  7.981838      $ 17.003987      $ 13.678008               n/a
   Total Return *                        n/a             22.37%***        32.83%            2.27%***           n/a
   Ratio of Expenses **                  n/a              2.80%           2.095%            2.65%              n/a

                                   JNL/Lazard      JNL/Lazard         JNL/MCM                          JNL/MCM
                                    Mid Cap         Small Cap         10 x 10         JNL/MCM        Bond Index
                                Value Portfolio  Value Portfolio   Portfolio(a)   25 Portfolio(b)     Portfolio
                                ---------------  ---------------  --------------  ---------------  ---------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                   $ 16.133863      $ 12.376615      $ 9.756870      $ 10.711080      $ 10.365024
   Total Return *                     -6.09%          -10.48%           2.69%***        -5.64%            2.42%
   Ratio of Expenses **                3.62%            4.00%           2.47%            2.92%            3.82%

Period ended December 31, 2006
   Unit Value                   $ 17.179980      $ 13.825552             n/a      $ 11.351254      $ 10.120441
   Total Return *                     10.50%           12.23%            n/a             3.63%***        -0.23%
   Ratio of Expenses **                3.62%            4.00%            n/a             2.92%            3.82%

Period ended December 31, 2005
   Unit Value                   $ 15.547664      $ 12.318952             n/a              n/a      $ 10.143772
   Total Return *                      4.95%            0.56%            n/a              n/a            -1.96%
   Ratio of Expenses **                3.62%            4.00%            n/a              n/a             3.82%

Period ended December 31, 2004
   Unit Value                   $ 14.814425      $ 12.250761             n/a              n/a      $ 10.346481
   Total Return *                     11.71%***        15.46%***         n/a              n/a             3.18%***
   Ratio of Expenses **                3.62%            4.00%            n/a              n/a             3.82%

Period ended December 31, 2003
   Unit Value                   $ 12.920566      $ 11.853314             n/a              n/a      $ 10.611308
   Total Return *                      5.83%***         7.44%***         n/a              n/a             1.13%***
   Ratio of Expenses **                2.80%            2.80%            n/a              n/a             2.65%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations May 1, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                            JNL/                                           JNL/JPMorgan
                                       Goldman Sachs      JNL/JPMorgan    JNL/JPMorgan   U.S. Government     JNL/Lazard
                                       Short Duration    International   MidCap Growth    & Quality Bond  Emerging Markets
                                     Bond Portfolio(b)  Value Portfolio    Portfolio        Portfolio       Portfolio(b)
                                     -----------------  ---------------  -------------   ---------------  ----------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                          $ 10.566167       $ 18.109633     $ 26.367299     $ 17.229132      $ 14.187324
   Total Return *                             3.41%            10.74%           6.61%           1.64%***        -0.35%***
   Ratio of Expenses **                       1.35%             1.10%           1.25%           1.20%            1.25%

Period ended December 31, 2006
   Unit Value                          $ 10.218127       $ 16.353590     $ 24.731845     $ 16.297123      $ 10.892120
   Total Return *                             2.14%***         30.54%          10.67%           1.97%            9.15%***
   Ratio of Expenses **                       1.35%             1.10%           1.25%           1.25%            1.35%

Period ended December 31, 2005
   Unit Value                                  n/a       $ 12.527634     $ 22.347947     $ 15.981831              n/a
   Total Return *                              n/a             17.27%           4.85%           1.09%             n/a
   Ratio of Expenses **                        n/a              1.10%           1.25%           1.25%             n/a

Period ended December 31, 2004
   Unit Value                                  n/a       $ 10.682523     $ 21.314796     $ 15.810068              n/a
   Total Return *                              n/a             17.19%          16.53%           2.56%             n/a
   Ratio of Expenses **                        n/a              1.10%           1.25%           1.25%             n/a

Period ended December 31, 2003
   Unit Value                                  n/a       $  8.737517     $ 18.291089     $ 15.415351              n/a
   Total Return *                              n/a             10.27%***        5.75%***        0.93%***          n/a
   Ratio of Expenses **                        n/a              1.25%           1.25%           1.25%             n/a

                                          JNL/Lazard       JNL/Lazard       JNL/MCM                            JNL/MCM
                                           Mid Cap         Small Cap        10 x 10         JNL/MCM          Bond Index
                                       Value Portfolio  Value Portfolio  Portfolio(a)   25 Portfolio(b)       Portfolio
                                       ---------------  ---------------  ------------   ---------------      -----------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                          $ 20.673108      $ 16.462556      $ 9.837116     $ 12.345715          $ 12.188243
   Total Return *                            -3.68%           -7.83%          -5.29%***       -4.04%                5.26%
   Ratio of Expenses **                       1.10%            1.10%           1.25%           1.25%                1.10%

Period ended December 31, 2006
   Unit Value                          $ 21.462784      $ 17.861338             n/a     $ 12.865708          $ 11.579585
   Total Return *                            13.31%           15.52%            n/a            4.97%***             2.51%
   Ratio of Expenses **                       1.10%            1.10%            n/a            1.25%                1.10%

Period ended December 31, 2005
   Unit Value                          $ 18.941460      $ 15.461306             n/a             n/a          $ 11.295672
   Total Return *                             7.62%            3.51%            n/a             n/a                 0.74%
   Ratio of Expenses **                       1.10%            1.10%            n/a             n/a                 1.10%

Period ended December 31, 2004
   Unit Value                          $ 17.600238      $ 14.937420             n/a             n/a          $ 11.213047
   Total Return *                            13.67%           11.68%            n/a             n/a                 4.30%
   Ratio of Expenses **                       1.10%            1.10%            n/a             n/a                 1.10%

Period ended December 31, 2003
   Unit Value                          $ 14.143691      $ 12.975393             n/a             n/a          $ 10.272739
   Total Return *                             4.61%***         4.79%***         n/a             n/a                 1.53%
   Ratio of Expenses **                       1.25%            1.25%            n/a             n/a                 1.40%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations May 1, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                             JNL/                                             JNL/JPMorgan
                                        Goldman Sachs       JNL/JPMorgan     JNL/JPMorgan   U.S. Government      JNL/Lazard
                                        Short Duration     International    MidCap Growth    & Quality Bond   Emerging Markets
                                      Bond Portfolio(b)   Value Portfolio     Portfolio        Portfolio        Portfolio(b)
                                      -----------------   ---------------   -------------   ---------------   ----------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)               $ 3,611           $ 28,958          $ 7,907          $ 9,981           $ 10,062
   Units Outstanding (in thousands)            344              1,675              486              659                715
   Investment Income Ratio *                  3.54%              5.58%            0.00%            3.48%              0.22%

Period ended December 31, 2006
   Net Assets (in thousands)               $ 1,443           $ 16,995          $ 5,617          $ 8,591           $  1,501
   Units Outstanding (in thousands)            142              1,056              429              615                138
   Investment Income Ratio *                  0.00%              0.14%            0.00%            0.00%              0.00%

Period ended December 31, 2005
   Net Assets (in thousands)                   n/a           $  5,673          $ 5,604          $ 8,562                n/a
   Units Outstanding (in thousands)            n/a                447              506              640                n/a
   Investment Income Ratio *                   n/a               0.51%            0.28%            3.86%               n/a

Period ended December 31, 2004
   Net Assets (in thousands)                   n/a           $  2,677          $ 5,971          $ 7,842                n/a
   Units Outstanding (in thousands)            n/a                233              572              601                n/a
   Investment Income Ratio *                   n/a               1.49%            0.00%            4.55%               n/a

Period ended December 31, 2003
   Net Assets (in thousands)                   n/a           $    775          $ 6,074          $ 7,846                n/a
   Units Outstanding (in thousands)            n/a                 69              695              639                n/a
   Investment Income Ratio *                   n/a               4.33%            0.00%            2.99%               n/a

                                          JNL/Lazard         JNL/Lazard        JNL/MCM                             JNL/MCM
                                           Mid Cap           Small Cap         10 x 10          JNL/MCM          Bond Index
                                       Value Portfolio    Value Portfolio    Portfolio(a)   25 Portfolio(b)       Portfolio
                                       ---------------    ---------------    ------------   ---------------      ----------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)              $ 12,268            $ 7,957          $ 6,751         $ 14,078           $ 21,147
   Units Outstanding (in thousands)            648                522              689            1,206              1,814
   Investment Income Ratio *                  5.55%              4.22%            0.00%            1.33%              4.60%

Period ended December 31, 2006
   Net Assets (in thousands)              $ 10,578            $ 7,426              n/a         $ 25,126           $ 15,092
   Units Outstanding (in thousands)            541                448              n/a            2,053              1,355
   Investment Income Ratio *                  0.20%              0.67%             n/a             0.00%              0.14%

Period ended December 31, 2005
   Net Assets (in thousands)              $  8,755            $ 5,876              n/a              n/a           $  9,542
   Units Outstanding (in thousands)            508                408              n/a              n/a                875
   Investment Income Ratio *                 11.08%              5.61%             n/a              n/a               3.45%

Period ended December 31, 2004
   Net Assets (in thousands)              $  5,868            $ 4,898              n/a              n/a           $  4,234
   Units Outstanding (in thousands)            368                348              n/a              n/a                388
   Investment Income Ratio *                  0.20%              0.05%             n/a              n/a               0.59%

Period ended December 31, 2003
   Net Assets (in thousands)              $  1,954            $ 3,162              n/a              n/a           $    567
   Units Outstanding (in thousands)            154                256              n/a              n/a                 53
   Investment Income Ratio *                  0.39%              0.00%             n/a              n/a               4.56%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations May 1, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                          JNL/MCM              JNL/MCM           JNL/MCM             JNL/MCM           JNL/MCM
                                       Communications      Consumer Brands        Dow 10          Dow Dividend       Dow Dividend
                                    Sector Portfolio(e)  Sector Portfolio(e)  Portfolio(NY)(b)    Portfolio(c)     Portfolio (NY)(d)
                                    -------------------  -------------------  ----------------   --------------    -----------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                          $ 5.447865           $ 8.861998         $ 15.738158       $ 10.191738        $ 10.841960
   Total Return *                            1.44%***           -11.14%               4.35%            -5.83%***         -10.21%
   Ratio of Expenses **                      3.06%               3.595%               3.72%             2.92%              2.92%

Period ended December 31, 2006
   Unit Value                          $ 5.591933           $ 9.972542         $ 15.082401               n/a        $ 11.682082
   Total Return *                           32.69%                9.44%              24.76%              n/a              14.43%***
   Ratio of Expenses **                      2.56%               3.595%               3.72%              n/a               2.92%

Period ended December 31, 2005
   Unit Value                          $ 4.214321           $ 9.112139         $ 12.089088               n/a                n/a
   Total Return *                            0.41%***            -5.84%              -9.13%              n/a                n/a
   Ratio of Expenses **                      2.56%               3.595%               3.72%              n/a                n/a

Period ended December 31, 2004
   Unit Value                          $ 4.328555           $ 9.677786         $ 13.303897               n/a                n/a
   Total Return *                            8.65%***             4.79%***            5.29%***           n/a                n/a
   Ratio of Expenses **                      2.37%               3.595%               3.72%              n/a                n/a

Period ended December 31, 2003
   Unit Value                          $ 3.890754           $ 9.945277         $ 13.619993               n/a                n/a
   Total Return *                            6.81%***             1.83%***            1.23%***           n/a                n/a
   Ratio of Expenses **                      1.65%                1.65%              2.595%              n/a                n/a

                                          JNL/MCM
                                          Enhanced             JNL/MCM             JNL/MCM            JNL/MCM            JNL/MCM
                                       S&P 500 Stock          Financial           Global 15          Healthcare          Index 5
                                      Index Portfolio    Sector Portfolio(e)  Portfolio (NY)(b)  Sector Portfolio(e)   Portfolio(a)
                                      ---------------    -------------------  -----------------  -------------------  -------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                          $ 8.400674          $ 10.503013         $ 22.256428         $ 10.556132        $ 9.820725
   Total Return *                            0.16%              -19.90%               5.80%               3.72%            -3.21%***
   Ratio of Expenses **                      3.52%                3.10%               3.72%               3.62%            2.695%

Period ended December 31, 2006
   Unit Value                          $ 8.387626          $ 13.112098         $ 21.035758         $ 10.177309               n/a
   Total Return *                           12.81%               15.07%              34.84%               2.50%              n/a
   Ratio of Expenses **                      3.52%                3.10%               3.72%               3.62%              n/a

Period ended December 31, 2005
   Unit Value                          $ 7.435297          $ 11.394730         $ 15.600994         $  9.929040               n/a
   Total Return *                            0.65%                2.88%               6.11%               3.80%              n/a
   Ratio of Expenses **                      3.52%                3.10%               3.72%               3.62%              n/a

Period ended December 31, 2004
   Unit Value                          $ 7.387514          $ 11.075714         $ 14.702177         $  9.565977               n/a
   Total Return *                           10.45%***             9.86%***           21.18%***           -0.25%***           n/a
   Ratio of Expenses **                      3.52%                3.10%               3.72%               3.62%              n/a

Period ended December 31, 2003
   Unit Value                          $ 7.156376          $ 10.205726         $ 12.194412         $ 10.192820               n/a
   Total Return *                           13.92%***             2.06%***            1.63%***            1.93%***           n/a
   Ratio of Expenses **                      2.65%                1.82%              2.595%               1.82%              n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Unit values disclosed are as of November 30, 2007.

(e)   Commencement of operations December 15, 2003.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                          JNL/MCM              JNL/MCM             JNL/MCM           JNL/MCM          JNL/MCM
                                       Communications      Consumer Brands          Dow 10        Dow Dividend      Dow Dividend
                                    Sector Portfolio(e)  Sector Portfolio(e)  Portfolio (NY)(b)    Portfolio(c)    Portfolio (NY)(d)
                                    -------------------  -------------------  -----------------  ---------------   -----------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                          $ 6.355640          $ 10.812044         $ 17.702409       $ 10.529819       $ 11.196130
   Total Return *                            3.00%               -9.03%               5.19%            -5.70%***         -5.71%
   Ratio of Expenses **                      1.25%                1.25%               1.25%             1.25%             1.20%

Period ended December 31, 2006
   Unit Value                          $ 6.170303          $ 11.885292         $ 16.828730               n/a       $ 11.874162
   Total Return *                           34.43%               12.04%              27.87%              n/a             18.74%***
   Ratio of Expenses **                      1.25%                1.25%               1.25%              n/a              1.20%

Period ended December 31, 2005
   Unit Value                          $ 4.589999          $ 10.608405         $ 13.160609               n/a               n/a
   Total Return *                           -0.29%               -3.65%              -6.86%              n/a               n/a
   Ratio of Expenses **                      1.25%                1.25%               1.25%              n/a               n/a

Period ended December 31, 2004
   Unit Value                          $ 4.603328          $ 11.009928         $ 14.130656               n/a               n/a
   Total Return *                           16.21%                8.74%               1.76%              n/a               n/a
   Ratio of Expenses **                      1.25%                1.25%               1.25%              n/a               n/a

Period ended December 31, 2003
   Unit Value                          $ 3.961297          $ 10.125434         $ 13.886137               n/a               n/a
   Total Return *                            6.83%***             1.85%***           14.31%***           n/a               n/a
   Ratio of Expenses **                      1.25%                1.25%               1.25%              n/a               n/a

                                          JNL/MCM
                                          Enhanced             JNL/MCM             JNL/MCM           JNL/MCM            JNL/MCM
                                       S&P 500 Stock          Financial           Global 15         Healthcare           Index 5
                                      Index Portfolio    Sector Portfolio(e)  Portfolio(NY)(b)  Sector Portfolio(e)    Portfolio(a)
                                      ---------------    -------------------  ----------------  -------------------  ---------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                         $ 10.351495          $ 12.296201         $ 25.033832        $ 12.914850        $  9.909799
   Total Return *                            2.62%              -18.39%               6.66%              6.23%             -3.24%***
   Ratio of Expenses **                      1.10%                1.25%               1.25%              1.25%              1.35%

Period ended December 31, 2006
   Unit Value                         $ 10.086947          $ 15.067748         $ 23.471050        $ 12.157988                n/a
   Total Return *                           15.56%               17.22%              38.20%              4.95%               n/a
   Ratio of Expenses **                      1.10%                1.25%               1.25%              1.25%               n/a

Period ended December 31, 2005
   Unit Value                         $  8.728429          $ 12.854726         $ 16.983544        $ 11.584406                n/a
   Total Return *                            3.11%                4.80%               8.76%              6.28%               n/a
   Ratio of Expenses **                      1.10%                1.25%               1.25%              1.25%               n/a

Period ended December 31, 2004
   Unit Value                         $  8.465552          $ 12.266068         $ 15.615619        $ 10.900188                n/a
   Total Return *                            7.73%               12.14%              25.59%              2.21%               n/a
   Ratio of Expenses **                      1.10%                1.25%               1.25%              1.25%               n/a

Period ended December 31, 2003
   Unit Value                         $  7.639067          $ 10.938291         $ 12.433563        $ 10.664169                n/a
   Total Return *                            7.17%***             2.33%***            1.02%***           2.21%***            n/a
   Ratio of Expenses **                      1.25%                 1.25%              1.25%              1.25%               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Unit values disclosed are as of November 30, 2007.

(e)   Commencement of operations December 15, 2003.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                             JNL/MCM              JNL/MCM             JNL/MCM         JNL/MCM          JNL/MCM
                                         Communications       Consumer Brands         Dow 10        Dow Dividend    Dow Dividend
                                       Sector Portfolio(e)  Sector Portfolio(e)  Portfolio (NY)(b)  Portfolio(c)  Portfolio (NY)(d)
                                       -------------------  -------------------  -----------------  ------------  -----------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)                 $ 4,121              $ 1,042            $      -         $ 19,682       $      -
   Units Outstanding (in thousands)              656                  100                   -            1,890              -
   Investment Income Ratio *                    4.48%                0.69%               0.00%            0.00%          0.00%

Period ended December 31, 2006
   Net Assets (in thousands)                 $ 2,350              $   737            $ 25,879              n/a       $ 15,796
   Units Outstanding (in thousands)              360                   64               1,577              n/a          1,338
   Investment Income Ratio *                    0.14%                0.01%               0.00%             n/a           0.00%

Period ended December 31, 2005
   Net Assets (in thousands)                 $   477              $   625            $ 21,024              n/a            n/a
   Units Outstanding (in thousands)               97                   61               1,633              n/a            n/a
   Investment Income Ratio *                   10.94%                3.24%               0.00%             n/a            n/a

Period ended December 31, 2004
   Net Assets (in thousands)                 $   296              $   211            $ 15,799              n/a            n/a
   Units Outstanding (in thousands)               54                   20               1,134              n/a            n/a
   Investment Income Ratio *                    0.01%                0.00%               0.00%             n/a            n/a

Period ended December 31, 2003
   Net Assets (in thousands)                 $     -              $     -            $  8,608              n/a            n/a
   Units Outstanding (in thousands)                -                    -                 624              n/a            n/a
   Investment Income Ratio *                    0.00%                0.00%               0.00%             n/a            n/a

                                             JNL/MCM
                                             Enhanced           JNL/MCM             JNL/MCM             JNL/MCM          JNL/MCM
                                          S&P 500 Stock        Financial           Global 15          Healthcare         Index 5
                                         Index Portfolio  Sector Portfolio(e)  Portfolio (NY)(b)  Sector Portfolio(e)  Portfolio(a)
                                         ---------------  -------------------  -----------------  -------------------  ------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)                 $ 4,603            $ 2,950            $      -             $ 6,107          $ 1,982
   Units Outstanding (in thousands)              465                255                   -                 500              201
   Investment Income Ratio *                    1.04%              1.78%               0.00%               0.81%            0.00%

Period ended December 31, 2006
   Net Assets (in thousands)                 $ 3,858            $ 1,974            $ 38,356             $ 4,999              n/a
   Units Outstanding (in thousands)              393                139               1,677                 433              n/a
   Investment Income Ratio *                    0.41%              0.06%               0.00%               0.05%             n/a

Period ended December 31, 2005
   Net Assets (in thousands)                 $ 3,416            $   945            $ 20,182             $ 4,424              n/a
   Units Outstanding (in thousands)              392                 78               1,215                 401              n/a
   Investment Income Ratio *                    7.70%              2.38%               0.00%               0.97%             n/a

Period ended December 31, 2004
   Net Assets (in thousands)                 $ 2,323            $   384            $ 11,079             $ 1,287              n/a
   Units Outstanding (in thousands)              262                 33                 719                 123              n/a
   Investment Income Ratio *                    0.34%              0.10%               0.00%               0.00%             n/a

Period ended December 31, 2003
   Net Assets (in thousands)                 $ 1,156            $    24            $  1,357             $    35              n/a
   Units Outstanding (in thousands)              133                  2                 110                   3              n/a
   Investment Income Ratio *                    0.75%              0.00%               0.00%               0.00%             n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations April 30, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007.

(e)   Commencement of operations December 15, 2003.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                JNL/MCM          JNL/MCM          JNL/MCM             JNL/MCM            JNL/MCM
                                             International        JNL 5        JNL Optimized         Nasdaq 15          Nasdaq 25
                                            Index Portfolio    Portfolio(e)   5 Portfolio(f)   Portfolio (NY)(d)(e)   Portfolio(c)
                                            ---------------  ---------------  ---------------  --------------------  --------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                               $ 17.731558      $ 13.092153      $ 11.714469          $ 11.883791       $12.247767
   Total Return *                                  6.23%           -5.04%***        10.26%               12.31%            3.06%***
   Ratio of Expenses **                            3.82%            3.36%            2.95%                2.82%            2.82%

Period ended December 31, 2006
   Unit Value                               $ 16.691558      $ 13.425250      $ 10.624143          $ 10.581413              n/a
   Total Return *                                 20.88%           15.19%            6.26%***             1.65%             n/a
   Ratio of Expenses **                            3.82%            3.11%            2.95%                2.82%             n/a

Period ended December 31, 2005
   Unit Value                               $ 13.807835      $ 11.654963              n/a          $ 10.409995              n/a
   Total Return *                                  9.07%           -0.84%***          n/a                14.52%***          n/a
   Ratio of Expenses **                            3.82%            3.11%             n/a                 2.82%             n/a

Period ended December 31, 2004
   Unit Value                               $ 12.659046      $ 10.869331              n/a          $ 10.818653              n/a
   Total Return *                                 14.91%***         1.79%***          n/a                 1.11%***          n/a
   Ratio of Expenses **                            3.82%            2.95%             n/a                2.345%             n/a

Period ended December 31, 2003
   Unit Value                               $ 11.274745              n/a              n/a                  n/a              n/a
   Total Return *                                  2.54%***          n/a              n/a                  n/a              n/a
   Ratio of Expenses **                           2.595%             n/a              n/a                  n/a              n/a

                                           JNL/MCM             JNL/MCM             JNL/MCM            JNL/MCM          JNL/MCM
                                     NYSE International       Oil & Gas            S&P 10             S&P 24            S&P 24
                                       25 Portfolio(a)   Sector Portfolio(g)  Portfolio (NY)(b)    Portfolio(c)   Portfolio (NY)(d)
                                     ------------------  -------------------  -----------------  ---------------  -----------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                          $ 11.477487          $ 30.822514         $ 16.694505      $ 10.659279        $ 10.824914
   Total Return *                             9.88%***            30.38%               2.14%           -1.79%***           3.18%***
   Ratio of Expenses **                       2.61%                3.67%               4.00%            2.32%              2.32%

Period ended December 31, 2006
   Unit Value                                  n/a          $ 23.639818         $ 16.344288              n/a        $ 10.154287
   Total Return *                              n/a                16.45%               0.46%             n/a               6.01%***
   Ratio of Expenses **                        n/a                 3.67%               4.00%             n/a              2.295%

Period ended December 31, 2005
   Unit Value                                  n/a          $ 20.300374         $ 16.268795              n/a                n/a
   Total Return *                              n/a                31.87%              31.81%             n/a                n/a
   Ratio of Expenses **                        n/a                 3.67%               4.00%             n/a                n/a

Period ended December 31, 2004
   Unit Value                                  n/a          $ 15.394036         $ 12.342253              n/a                n/a
   Total Return *                              n/a                -1.74%***           23.51%***          n/a                n/a
   Ratio of Expenses **                        n/a                 3.67%               4.00%             n/a                n/a

Period ended December 31, 2003
   Unit Value                                  n/a          $ 13.120936         $ 11.115606              n/a                n/a
   Total Return *                              n/a                 5.37%***            1.89%***          n/a                n/a
   Ratio of Expenses **                        n/a                 1.65%              2.595%             n/a                n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Unit values disclosed are as of November 30, 2007.

(e)   Commencement of operations October 1, 2004.

(f)   Commencement of operations May 1, 2006.

(g)   Commencement of operations December 15, 2003.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                         JNL/MCM             JNL/MCM              JNL/MCM            JNL/MCM            JNL/MCM
                                      International           JNL 5            JNL Optimized        Nasdaq 15          Nasdaq 25
                                     Index Portfolio       Portfolio(e)       5 Portfolio(f)   Portfolio (NY)(d)(e)  Portfolio(c)
                                   ------------------  -------------------  -----------------  --------------------  ---------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                         $ 20.728167         $  14.041607       $  12.051653        $  12.487415        $ 12.887159
   Total Return *                            9.07%                0.22%***          12.16%***           13.94%              3.20%***
   Ratio of Expenses **                      1.20%                1.20%              1.25%               1.25%              1.25%

Period ended December 31, 2006
   Unit Value                         $ 19.005048         $  14.010976       $  10.744631        $  10.959412                n/a
   Total Return *                           24.08%               17.48%              7.45%***            3.25%               n/a
   Ratio of Expenses **                      1.20%                1.25%              1.40%               1.25%               n/a

Period ended December 31, 2005
   Unit Value                         $ 15.316154         $  11.926526                n/a        $  10.614333                n/a
   Total Return *                            0.38%***             9.28%               n/a               -2.15%               n/a
   Ratio of Expenses **                      1.20%                1.25%               n/a                1.25%               n/a

Period ended December 31, 2004
   Unit Value                         $ 13.659915         $  10.913899                n/a        $  10.847246                n/a
   Total Return *                           13.06%                1.42%               n/a               -0.85%               n/a
   Ratio of Expenses **                      1.25%                1.25%               n/a                1.25%               n/a

Period ended December 31, 2003
   Unit Value                         $ 13.958057                  n/a                n/a                 n/a                n/a
   Total Return *                           35.39%                 n/a                n/a                 n/a                n/a
   Ratio of Expenses **                      1.40%                 n/a                n/a                 n/a                n/a

                                         JNL/MCM             JNL/MCM             JNL/MCM            JNL/MCM            JNL/MCM
                                   NYSE International       Oil & Gas             S&P 10             S&P 24             S&P 24
                                    25 Portfolio(a)    Sector Portfolio(g)  Portfolio (NY)(b)     Portfolio(c)     Portfolio (NY)(d)
                                   ------------------  -------------------  -----------------  ------------------  -----------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                         $ 11.574967          $ 38.027337        $ 19.032069        $ 10.833210         $ 11.018613
   Total Return *                           13.64%***             3.52%***           3.06%             -1.71%***            7.73%
   Ratio of Expenses **                      1.35%                1.20%              1.25%              1.35%               1.20%

Period ended December 31, 2006
   Unit Value                                 n/a          $ 28.341626        $ 18.466480                n/a         $ 10.228297
   Total Return *                             n/a                19.29%              3.26%               n/a                2.28%***
   Ratio of Expenses **                       n/a                 1.25%              1.25%               n/a                1.20%

Period ended December 31, 2005
   Unit Value                                 n/a          $ 23.757688        $ 17.883900                n/a                 n/a
   Total Return *                             n/a                35.09%             35.48%               n/a                 n/a
   Ratio of Expenses **                       n/a                 1.25%              1.25%               n/a                 n/a

Period ended December 31, 2004
   Unit Value                                 n/a          $ 17.586279        $ 13.200490                n/a                 n/a
   Total Return *                             n/a                31.65%             16.47%               n/a                 n/a
   Ratio of Expenses **                       n/a                 1.25%              1.25%               n/a                 n/a

Period ended December 31, 2003
   Unit Value                                 n/a          $ 13.358794        $ 11.333552                n/a                 n/a
   Total Return *                             n/a                 5.39%***           8.58%***            n/a                 n/a
   Ratio of Expenses **                       n/a                 1.25%              1.25%               n/a                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Unit values disclosed are as of November 30, 2007.

(e)   Commencement of operations October 1, 2004.

(f)   Commencement of operations May 1, 2006.

(g)   Commencement of operations December 15, 2003.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                         JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM
                                      International           JNL 5           JNL Optimized         Nasdaq 15           Nasdaq 25
                                     Index Portfolio       Portfolio(e)       5 Portfolio(f)   Portfolio (NY)(d)(e)    Portfolio(c)
                                   ------------------  -------------------  -----------------  --------------------  ---------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)            $ 43,240            $ 411,201           $ 23,935             $      -            $  4,932
   Units Outstanding (in thousands)        2,147               29,805              2,004                    -                 390
   Investment Income Ratio *                3.07%                2.25%              3.11%                0.00%               0.00%

Period ended December 31, 2006
   Net Assets (in thousands)            $ 30,700            $ 203,454           $  4,684             $  2,784                 n/a
   Units Outstanding (in thousands)        1,650               14,699                437                  257                 n/a
   Investment Income Ratio *                0.21%                0.03%              0.05%                0.00%                n/a

Period ended December 31, 2005
   Net Assets (in thousands)            $ 16,989            $  61,448                n/a             $  1,523                 n/a
   Units Outstanding (in thousands)        1,127                5,193                n/a                  145                 n/a
   Investment Income Ratio *                3.24%                0.05%               n/a                 0.00%                n/a

Period ended December 31, 2004
   Net Assets (in thousands)            $  7,219            $   5,265                n/a             $  1,211                 n/a
   Units Outstanding (in thousands)          530                  484                n/a                  112                 n/a
   Investment Income Ratio *                0.19%                0.54%               n/a                 0.00%                n/a

Period ended December 31, 2003
   Net Assets (in thousands)            $    663                  n/a                n/a                  n/a                 n/a
   Units Outstanding (in thousands)           58                  n/a                n/a                  n/a                 n/a
   Investment Income Ratio *                5.26%                 n/a                n/a                  n/a                 n/a

                                         JNL/MCM             JNL/MCM             JNL/MCM            JNL/MCM             JNL/MCM
                                   NYSE International       Oil & Gas            S&P 10              S&P 24             S&P 24
                                     25 Portfolio(a)   Sector Portfolio(g)  Portfolio (NY)(b)     Portfolio(c)     Portfolio (NY)(d)
                                   ------------------  -------------------  -----------------  ------------------  -----------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)            $ 4,036              $ 20,777            $      -            $   605            $     -
   Units Outstanding (in thousands)         350                   580                   -                 56                  -
   Investment Income Ratio *               6.00%                 1.01%               0.00%              0.00%              0.00%

Period ended December 31, 2006
   Net Assets (in thousands)                n/a              $ 15,509            $ 27,719                n/a            $ 1,404
   Units Outstanding (in thousands)         n/a                   588               1,544                n/a                137
   Investment Income Ratio *                n/a                  0.08%               0.00%               n/a               0.00%

Period ended December 31, 2005
   Net Assets (in thousands)                n/a              $  5,400            $ 25,761                n/a                n/a
   Units Outstanding (in thousands)         n/a                   244               1,477                n/a                n/a
   Investment Income Ratio *                n/a                  2.94%               0.00%               n/a                n/a

Period ended December 31, 2004
   Net Assets (in thousands)                n/a              $    726            $ 16,372                n/a                n/a
   Units Outstanding (in thousands)         n/a                    45               1,266                n/a                n/a
   Investment Income Ratio *                n/a                  0.00%               0.00%               n/a                n/a

Period ended December 31, 2003
   Net Assets (in thousands)                n/a              $      -            $  8,406                n/a                n/a
   Units Outstanding (in thousands)         n/a                     -                 749                n/a                n/a
   Investment Income Ratio *                n/a                  0.00%               0.00%               n/a                n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations April 30, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Unit values disclosed are as of November 30, 2007.

(e)   Commencement of operations October 1, 2004.

(f)   Commencement of operations May 1, 2006.

(g)   Commencement of operations December 15, 2003.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                            JNL/MCM              JNL/MCM             JNL/MCM           JNL/MCM          JNL/MCM
                                        S&P 400 MidCap           S&P 500            S&P SMid      Select Small-Cap     Small Cap
                                        Index Portfolio      Index Portfolio     60 Portfolio(a)    Portfolio(e)    Index Portfolio
                                      -------------------  --------------------  ---------------  ----------------  ---------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                           $ 14.092008           $ 10.994104        $  8.762630       $ 16.008906      $ 13.116710
   Total Return *                              3.40%                 0.95%             -5.95%***        -13.42%           -5.80%
   Ratio of Expenses **                        3.82%                 3.82%              2.80%             3.36%            3.82%

Period ended December 31, 2006
   Unit Value                           $ 13.628381           $ 10.890975                n/a       $ 18.491286      $ 13.923760
   Total Return *                              5.59%                 5.21%               n/a             -2.48%***        13.09%
   Ratio of Expenses **                        3.82%                 3.82%               n/a              3.36%            3.82%

Period ended December 31, 2005
   Unit Value                           $ 12.907166           $  9.831750                n/a               n/a      $ 12.311569
   Total Return *                              7.80%                 0.47%               n/a               n/a             0.33%
   Ratio of Expenses **                        3.82%                 3.82%               n/a               n/a             3.82%

Period ended December 31, 2004
   Unit Value                           $ 11.973757           $  9.785439                n/a               n/a      $ 12.271545
   Total Return *                             10.97%***              6.07%***            n/a               n/a            14.50%***
   Ratio of Expenses **                        3.82%                 3.82%               n/a               n/a             3.82%

Period ended December 31, 2003
   Unit Value                           $ 10.961560           $  9.423812                n/a               n/a      $ 11.077352
   Total Return *                             19.40%***             13.37%***            n/a               n/a            23.88%***
   Ratio of Expenses **                        2.80%                 2.80%               n/a               n/a             2.80%

                                                                                                                         JNL/
                                            JNL/MCM              JNL/MCM             JNL/MCM                          Oppenheimer
                                           Technology         Value Line 25       Value Line 30        JNL/MCM       Global Growth
                                      Sector Portfolio(f)  Portfolio (NY)(c)(d)    Portfolio(b)     VIP Portfolio      Portfolio
                                      -------------------  --------------------  ---------------  ----------------  ---------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                           $  6.115358           $ 16.836370        $ 16.824245      $ 13.729202       $ 13.546090
   Total Return *                             11.04%                16.20%             -0.66%***         7.40%             2.86%
   Ratio of Expenses **                        3.10%                 3.36%              3.36%            3.06%             3.30%

Period ended December 31, 2006
   Unit Value                           $  5.507145           $ 14.489618                n/a      $ 12.783308       $ 13.170060
   Total Return *                              6.03%                -4.76%               n/a             8.79%            13.17%
   Ratio of Expenses **                        3.10%                 3.36%               n/a             3.06%             3.30%

Period ended December 31, 2005
   Unit Value                           $  5.194080           $ 15.213596                n/a      $ 11.750182       $ 11.637000
   Total Return *                             -0.69%                -0.73%***            n/a             8.27%***         10.06%
   Ratio of Expenses **                        3.10%                 3.36%               n/a             3.06%             3.30%

Period ended December 31, 2004
   Unit Value                           $  5.230077           $ 11.335448                n/a      $ 11.043498       $ 10.573497
   Total Return *                             -0.66%***              6.23%***            n/a             4.97%***         14.29%***
   Ratio of Expenses **                        3.10%                 2.72%               n/a             2.76%             3.30%

Period ended December 31, 2003
   Unit Value                           $  5.692291                   n/a                n/a              n/a       $  9.414598
   Total Return *                              0.75%***               n/a                n/a              n/a             14.61%***
   Ratio of Expenses **                        1.65%                  n/a                n/a              n/a              2.65%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

(c) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Unit values disclosed are as of November 30, 2007.

(d)   Commencement of operations October 1, 2004.

(e)   Commencement of operations May 1, 2006.

(f)   Commencement of operations December 15, 2003.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                            JNL/MCM              JNL/MCM             JNL/MCM           JNL/MCM          JNL/MCM
                                         S&P 400 MidCap          S&P 500            S&P SMid      Select Small-Cap     Small Cap
                                        Index Portfolio      Index Portfolio     60 Portfolio(a)    Portfolio(e)    Index Portfolio
                                      -------------------  --------------------  ---------------  ----------------  ---------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                           $ 16.473778           $ 12.929231         $ 8.848332       $ 19.155566      $ 15.333345
   Total Return *                              6.16%                 3.75%            -13.07%***        -11.57%           -3.28%
   Ratio of Expenses **                        1.20%                 1.10%              1.35%             1.25%            1.20%

Period ended December 31, 2006
   Unit Value                           $ 15.517528           $ 12.462343                n/a       $ 21.661381      $ 15.853683
   Total Return *                              8.38%                13.82%               n/a             -1.07%***        16.09%
   Ratio of Expenses **                        1.20%                 1.10%               n/a              1.25%            1.20%

Period ended December 31, 2005
   Unit Value                           $ 14.317370           $ 10.949242                n/a               n/a      $ 13.656516
   Total Return *                             -0.14%***              3.24%               n/a               n/a            -0.39%
   Ratio of Expenses **                        1.20%                 1.10%               n/a               n/a             1.20%

Period ended December 31, 2004
   Unit Value                           $ 12.920648           $ 10.605996                n/a               n/a      $ 13.241958
   Total Return *                             14.35%                 7.10%               n/a               n/a            15.97%
   Ratio of Expenses **                        1.25%                 1.10%               n/a               n/a             1.25%

Period ended December 31, 2003
   Unit Value                           $ 11.299436           $  9.714316                n/a               n/a      $ 11.418840
   Total Return *                              3.62%***              5.15%***            n/a               n/a             4.54%***
   Ratio of Expenses **                        1.25%                 1.25%               n/a               n/a             1.25%

                                                                                                                          JNL/
                                            JNL/MCM               JNL/MCM            JNL/MCM                          Oppenheimer
                                          Technology           Value Line 25      Value Line 30        JNL/MCM       Global Growth
                                      Sector Portfolio(f)  Portfolio (NY)(c)(d)    Portfolio(b)     VIP Portfolio      Portfolio
                                      -------------------  --------------------  ---------------  ----------------  ---------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                            $ 7.158545           $ 18.014421        $ 18.044364       $ 14.559087      $ 15.687217
   Total Return *                             13.13%                18.54%***           0.42%***          9.37%            5.16%
   Ratio of Expenses **                        1.25%                 1.25%              1.20%             1.25%            1.10%

Period ended December 31, 2006
   Unit Value                            $ 6.327776           $ 15.196508                n/a       $ 13.311428      $ 14.918042
   Total Return *                              8.00%                -2.57%               n/a             10.78%           15.68%
   Ratio of Expenses **                        1.25%                 1.35%               n/a              1.25%            1.10%

Period ended December 31, 2005
   Unit Value                            $ 5.858937           $ 15.597200                n/a       $ 12.016520      $ 12.895425
   Total Return *                              1.16%                37.14%               n/a              8.42%           12.50%
   Ratio of Expenses **                        1.25%                 1.35%               n/a              1.25%            1.10%

Period ended December 31, 2004
   Unit Value                            $ 5.791601           $ 11.373027                n/a       $ 11.083687      $ 11.462639
   Total Return *                             -0.07%                13.73%***            n/a              0.15%***        15.38%
   Ratio of Expenses **                        1.25%                 1.35%               n/a              1.25%            1.10%

Period ended December 31, 2003
   Unit Value                            $ 5.795488                   n/a                n/a               n/a      $  9.787978
   Total Return *                              0.77%***               n/a                n/a               n/a             7.49%***
   Ratio of Expenses **                        1.25%                  n/a                n/a               n/a             1.25%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

(c) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Unit values disclosed are as of November 30, 2007.

(d)   Commencement of operations October 1, 2004.

(e)   Commencement of operations May 1, 2006.

(f)   Commencement of operations December 15, 2003.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                             JNL/MCM           JNL/MCM          JNL/MCM            JNL/MCM            JNL/MCM
                                          S&P 400 MidCap       S&P 500          S&P SMid       Select Small-Cap       Small Cap
                                         Index Portfolio   Index Portfolio   60 Portfolio(a)     Portfolio(e)     Index Portfolio
                                         ---------------   ---------------   ---------------   ----------------   ---------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)                $  31,368         $  44,016          $ 1,146           $  9,735           $ 26,807
   Units Outstanding (in thousands)             1,961             3,514              130                548              1,795
   Investment Income Ratio *                     1.25%             1.44%            2.30%              6.35%              1.44%

Period ended December 31, 2006
   Net Assets (in thousands)                $  26,354         $  38,038              n/a           $ 21,688           $ 24,401
   Units Outstanding (in thousands)             1,735             3,118              n/a              1,068              1,561
   Investment Income Ratio *                     0.10%             0.11%             n/a               0.00%              0.12%

Period ended December 31, 2005
   Net Assets (in thousands)                $  19,397         $  26,374              n/a                n/a           $ 16,352
   Units Outstanding (in thousands)             1,376             2,436              n/a                n/a              1,208
   Investment Income Ratio *                     1.44%             1.46%             n/a                n/a               2.03%

Period ended December 31, 2004
   Net Assets (in thousands)                $  12,780         $  16,269              n/a                n/a           $ 10,539
   Units Outstanding (in thousands)               996             1,525              n/a                n/a                790
   Investment Income Ratio *                     0.01%             1.93%             n/a                n/a               0.01%

Period ended December 31, 2003
   Net Assets (in thousands)                $   2,080         $   4,371              n/a                n/a           $  2,844
   Units Outstanding (in thousands)               183               432              n/a                n/a                228
   Investment Income Ratio *                     0.76%             2.17%             n/a                n/a               1.00%

                                                                                                                           JNL/
                                              JNL/MCM               JNL/MCM              JNL/MCM                       Oppenheimer
                                             Technology           Value Line 25       Value Line 30      JNL/MCM      Global Growth
                                         Sector Portfolio(f)   Portfolio (NY)(c)(d)    Portfolio(b)   VIP Portfolio     Portfolio
                                         -------------------   --------------------   -------------   -------------   -------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)                  $  4,011             $       -            $  66,341        $ 18,042        $ 17,153
   Units Outstanding (in thousands)                587                     -                3,767           1,262           1,148
   Investment Income Ratio *                      0.08%                 0.00%                0.00%           5.52%           1.17%

Period ended December 31, 2006
   Net Assets (in thousands)                  $  2,834             $  55,821                  n/a        $ 14,190        $ 13,164
   Units Outstanding (in thousands)                457                 3,724                  n/a           1,079             922
   Investment Income Ratio *                      0.01%                 0.00%                 n/a            0.02%           0.05%

Period ended December 31, 2005
   Net Assets (in thousands)                  $  1,493             $  37,396                  n/a        $  6,589        $  8,280
   Units Outstanding (in thousands)                259                 2,415                  n/a             553             667
   Investment Income Ratio *                      2.12%                 0.00%                 n/a            0.61%           0.27%

Period ended December 31, 2004
   Net Assets (in thousands)                  $    479             $  13,941                  n/a        $    311        $  5,284
   Units Outstanding (in thousands)                 85                 1,228                  n/a              28             474
   Investment Income Ratio *                      0.00%                 0.00%                 n/a            0.25%           0.18%

Period ended December 31, 2003
   Net Assets (in thousands)                  $      -                   n/a                  n/a             n/a        $  2,389
   Units Outstanding (in thousands)                  -                   n/a                  n/a             n/a             248
   Investment Income Ratio *                      0.00%                  n/a                  n/a             n/a            0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

(c) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007.

(d)   Commencement of operations October 1, 2004.

(e)   Commencement of operations May 1, 2006.

(f)   Commencement of operations December 15, 2003.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                                                                       JNL/              JNL/
                                               JNL/              JNL/PIMCO         JNL/PIMCO       PPM America      PPM America
                                           Oppenheimer          Real Return      Total Return      Core Equity       High Yield
                                        Growth Portfolio(b)     Portfolio(a)    Bond Portfolio      Portfolio     Bond Portfolio(e)
                                        -------------------   ---------------  ----------------  ---------------  -----------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                               $ 8.998566        $ 10.789785       $ 11.883302      $ 18.920243        $ 11.835493
   Total Return *                                 7.51%              8.65%***          3.98%           -9.70%             -6.10%***
   Ratio of Expenses **                          2.945%              2.87%             4.00%            2.67%              3.06%

Period ended December 31, 2006
   Unit Value                               $ 8.370158                n/a       $ 11.428512      $ 20.953301        $ 12.411995
   Total Return *                                 1.85%               n/a             -0.57%           10.76%              7.26%
   Ratio of Expenses **                          2.945%               n/a              4.00%            2.67%             2.995%

Period ended December 31, 2005
   Unit Value                               $ 8.217958                n/a       $ 11.494418      $ 18.918417        $ 11.571785
   Total Return *                                 6.00%               n/a             -1.69%           -1.16%***           2.51%***
   Ratio of Expenses **                          2.945%               n/a              4.00%            2.67%             2.995%

Period ended December 31, 2004
   Unit Value                               $ 7.752652                n/a       $ 11.692133      $ 18.516185        $ 11.889185
   Total Return *                                 6.86%***            n/a              3.02%***        10.47%              2.55%***
   Ratio of Expenses **                          2.945%               n/a              4.00%            2.30%              2.80%

Period ended December 31, 2003
   Unit Value                               $ 7.690909                n/a       $ 12.497363      $ 16.760848                n/a
   Total Return *                                 1.97%***            n/a             -1.89%***        12.56%***            n/a
   Ratio of Expenses **                           2.80%               n/a              2.80%            2.30%               n/a

                                             JNL/                                                  JNL/S&P
                                         PPM America        JNL/Putnam                           Competitive         JNL/S&P
                                        Value Equity          Midcap             JNL/S&P 4        Advantage        Disciplined
                                          Portfolio     Growth Portfolio(d)     Portfolio(c)     Portfolio(c)   Growth Portfolio(a)
                                       ---------------  -------------------   ---------------  ---------------  -------------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                          $ 16.069507           $ 7.441585        $ 9.914624       $ 9.908252          $ 10.402353
   Total Return *                            -9.00%               -3.83%             0.00%***        -1.94%***             4.88%***
   Ratio of Expenses **                       3.62%                3.22%             2.02%            2.32%                2.46%

Period ended December 31, 2006
   Unit Value                          $ 17.658545           $ 7.738090               n/a              n/a                  n/a
   Total Return *                             7.46%                2.39%              n/a              n/a                  n/a
   Ratio of Expenses **                       3.62%                3.22%              n/a              n/a                  n/a

Period ended December 31, 2005
   Unit Value                          $ 16.432959           $ 7.557339               n/a              n/a                  n/a
   Total Return *                             1.19%                8.57%              n/a              n/a                  n/a
   Ratio of Expenses **                       3.62%                3.22%              n/a              n/a                  n/a

Period ended December 31, 2004
   Unit Value                          $ 16.007678           $ 6.960762               n/a              n/a                  n/a
   Total Return *                             5.96%***             7.21%***           n/a              n/a                  n/a
   Ratio of Expenses **                       3.62%                3.22%              n/a              n/a                  n/a

Period ended December 31, 2003
   Unit Value                          $ 16.232717           $ 6.154228               n/a              n/a                  n/a
   Total Return *                             7.18%***             2.52%***           n/a              n/a                  n/a
   Ratio of Expenses **                       2.80%                2.80%              n/a              n/a                  n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Unit values disclosed are as of November 30, 2007.

(e)   Commencement of operations October 1, 2004.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                                                                  JNL/                JNL/
                                        JNL/               JNL/PIMCO          JNL/PIMCO        PPM America        PPM America
                                     Oppenheimer          Real Return       Total Return       Core Equity         High Yield
                                 Growth Portfolio(b)     Portfolio(a)      Bond Portfolio       Portfolio      Bond Portfolio(e)
                                 -------------------  ------------------  ----------------  ----------------  -------------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                         $ 9.960736       $ 10.958251         $ 15.807122       $ 22.641250         $ 14.359995
   Total Return *                           8.10%             9.39%***            7.06%            -8.40%              -2.19%
   Ratio of Expenses **                     1.25%             1.25%               1.10%             1.25%               1.10%

Period ended December 31, 2006
   Unit Value                         $ 9.214070               n/a         $ 14.765246       $ 24.718815         $ 14.681915
   Total Return *                           3.59%              n/a                2.34%            12.34%               9.31%
   Ratio of Expenses **                     1.25%              n/a                1.10%             1.25%               1.10%

Period ended December 31, 2005
   Unit Value                         $ 8.894840               n/a         $ 14.427059       $ 22.004337         $ 13.431707
   Total Return *                           7.81%              n/a                1.19%             7.40%               0.58%
   Ratio of Expenses **                     1.25%              n/a                1.10%             1.25%               1.10%

Period ended December 31, 2004
   Unit Value                         $ 8.250535               n/a         $ 14.256836       $ 20.488089         $ 13.354808
   Total Return *                          -0.18%              n/a                4.70%            11.64%               2.98%
   Ratio of Expenses **                     1.25%              n/a                1.10%             1.25%               1.10%

Period ended December 31, 2003
   Unit Value                         $ 8.108315               n/a         $ 13.680473       $ 18.351886                 n/a
   Total Return *                          16.14%              n/a                1.10%***          5.27%***             n/a
   Ratio of Expenses **                     1.40%              n/a                1.25%             1.25%                n/a

                                         JNL/                                                    JNL/S&P
                                     PPM America          JNL/Putnam                           Competitive          JNL/S&P
                                     Value Equity           Midcap            JNL/S&P 4         Advantage         Disciplined
                                      Portfolio       GrowthPortfolio(d)    Portfolio(c)      Portfolio(c)    Growth Portfolio(a)
                                 -------------------  ------------------  ----------------  ----------------  -------------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                      $ 21.699183         $ 8.640791          $ 9.919737        $ 9.916389        $ 10.513413
   Total Return *                        -6.80%             -2.07%               0.77%***         -1.88%***           3.16%***
   Ratio of Expenses **                   1.25%              1.25%               1.35%             1.25%              1.35%

Period ended December 31, 2006
   Unit Value                      $ 23.283251         $ 8.823603                 n/a               n/a                n/a
   Total Return *                        11.63%              4.42%                n/a               n/a                n/a
   Ratio of Expenses **                   1.25%              1.25%                n/a               n/a                n/a

Period ended December 31, 2005
   Unit Value                      $ 20.858256         $ 8.449837                 n/a               n/a                n/a
   Total Return *                         3.61%             10.72%                n/a               n/a                n/a
   Ratio of Expenses **                   1.25%              1.25%                n/a               n/a                n/a

Period ended December 31, 2004
   Unit Value                      $ 20.132020         $ 7.631388                 n/a               n/a                n/a
   Total Return *                         8.54%             17.15%                n/a               n/a                n/a
   Ratio of Expenses **                   1.25%              1.25%                n/a               n/a                n/a

Period ended December 31, 2003
   Unit Value                      $ 18.547694         $ 6.514304                 n/a               n/a                n/a
   Total Return *                         3.68%***           3.10%***             n/a               n/a                n/a
   Ratio of Expenses **                   1.25%              1.25%                n/a               n/a                n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Unit values disclosed are as of November 30, 2007.

(e)   Commencement of operations October 1, 2004.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                                                                  JNL/                JNL/
                                        JNL/               JNL/PIMCO          JNL/PIMCO        PPM America        PPM America
                                     Oppenheimer          Real Return       Total Return       Core Equity         High Yield
                                 Growth Portfolio(b)     Portfolio(a)      Bond Portfolio       Portfolio      Bond Portfolio(e)
                                 -------------------  ------------------  ----------------  ----------------  -------------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)          $     -              $ 3,152           $ 34,092           $ 2,465            $ 17,379
   Units Outstanding (in                    -                  289              2,361               201               1,328
     thousands)
   Investment Income Ratio *             8.16%                0.00%              4.95%             0.37%               8.09%

Period ended December 31, 2006
   Net Assets (in thousands)          $ 2,167                  n/a           $ 29,128           $ 2,794            $ 18,079
   Units Outstanding (in                  242                  n/a              2,158               230               1,379
     thousands)
   Investment Income Ratio *             0.00%                 n/a               0.30%             0.08%               0.63%

Period ended December 31, 2005
   Net Assets (in thousands)          $ 1,853                  n/a           $ 23,626           $ 3,137            $ 12,201
   Units Outstanding (in                  213                  n/a              1,800               315               1,040
     thousands)
   Investment Income Ratio *             0.14%                 n/a               4.58%             0.82%               7.16%

Period ended December 31, 2004
   Net Assets (in thousands)          $ 1,446                  n/a           $ 15,501           $ 3,154            $ 13,234
   Units Outstanding (in                  178                  n/a              1,210               352               1,124
     thousands)
   Investment Income Ratio *             0.00%                 n/a               2.05%             0.58%               2.29%

Period ended December 31, 2003
   Net Assets (in thousands)          $   680                  n/a           $  8,875           $ 3,386                 n/a
   Units Outstanding (in                   85                  n/a                747               427                 n/a
     thousands)
   Investment Income Ratio *             0.00%                 n/a               1.69%             0.32%                n/a

                                         JNL/                                                    JNL/S&P
                                     PPM America          JNL/Putnam                           Competitive          JNL/S&P
                                     Value Equity           Midcap            JNL/S&P 4         Advantage         Disciplined
                                      Portfolio       GrowthPortfolio(d)    Portfolio(c)      Portfolio(c)    Growth Portfolio(a)
                                 -------------------  ------------------  ----------------  ----------------  -------------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)          $ 4,475              $     -              $  83           $ 2,620               $ 777
   Units Outstanding (in                  358                    -                  8               264                  74
     thousands)
   Investment Income Ratio *             0.60%                0.00%              0.00%             0.06%               0.00%

Period ended December 31, 2006
   Net Assets (in thousands)          $ 6,127              $ 2,381                n/a               n/a                 n/a
   Units Outstanding (in                  466                  271                n/a               n/a                 n/a
     thousands)
   Investment Income Ratio *             0.00%                0.00%               n/a               n/a                 n/a

Period ended December 31, 2005
   Net Assets (in thousands)          $ 6,591              $ 2,161                n/a               n/a                 n/a
   Units Outstanding (in                  578                  254                n/a               n/a                 n/a
     thousands)
   Investment Income Ratio *             1.00%                0.00%               n/a               n/a                 n/a

Period ended December 31, 2004
   Net Assets (in thousands)          $ 7,086              $ 1,793                n/a               n/a                 n/a
   Units Outstanding (in                  660                  228                n/a               n/a                 n/a
     thousands)
   Investment Income Ratio *             1.41%                0.00%               n/a               n/a                 n/a

Period ended December 31, 2003
   Net Assets (in thousands)          $ 6,930              $ 1,354                n/a               n/a                 n/a
   Units Outstanding (in                  724                  199                n/a               n/a                 n/a
     thousands)
   Investment Income Ratio *             1.21%                0.00%               n/a               n/a                 n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007.

(e)   Commencement of operations October 1, 2004.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                       JNL/              JNL/S&P             JNL/S&P             JNL/S&P
                                  S&P Disciplined      Disciplined       Dividend Income          Growth              JNL/S&P
                                     Moderate            Moderate            & Growth           Retirement        Intrinsic Value
                                   Portfolio(a)    Growth Portfolio(a)     Portfolio(b)   Strategy Portfolio(a)     Portfolio(b)
                                  ---------------  -------------------   ---------------  ---------------------   ---------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                     $ 10.440480        $ 10.421913         $ 9.761266          $ 10.666225          $ 9.914769
   Total Return *                        3.32%***           4.87%***           0.21%***            -3.06%***           -0.85%***
   Ratio of Expenses **                  2.57%              2.46%              1.96%                1.05%               1.82%

Period ended December 31, 2006
   Unit Value                             n/a                n/a                n/a                  n/a                 n/a
   Total Return *                         n/a                n/a                n/a                  n/a                 n/a
   Ratio of Expenses **                   n/a                n/a                n/a                  n/a                 n/a

Period ended December 31, 2005
   Unit Value                             n/a                n/a                n/a                  n/a                 n/a
   Total Return *                         n/a                n/a                n/a                  n/a                 n/a
   Ratio of Expenses **                   n/a                n/a                n/a                  n/a                 n/a

Period ended December 31, 2004
   Unit Value                             n/a                n/a                n/a                  n/a                 n/a
   Total Return *                         n/a                n/a                n/a                  n/a                 n/a
   Ratio of Expenses **                   n/a                n/a                n/a                  n/a                 n/a

Period ended December 31, 2003
   Unit Value                             n/a                n/a                n/a                  n/a                 n/a
   Total Return *                         n/a                n/a                n/a                  n/a                 n/a
   Ratio of Expenses **                   n/a                n/a                n/a                  n/a                 n/a

                                       JNL/                JNL/                                    JNL/                JNL/
                                    S&P Managed        S&P Managed            JNL/             S&P Managed          S&P Managed
                                    Aggressive         Conservative        S&P Managed            Moderate           Moderate
                                 Growth Portfolio      Portfolio(c)     Growth Portfolio       Portfolio(c)      Growth Portfolio
                                 ----------------    ---------------    ----------------     ---------------     ----------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                     $ 13.600178        $ 11.196051         $ 13.230251         $ 11.918026          $ 12.630402
   Total Return *                        5.43%              3.22%               4.76%               4.47%                4.77%
   Ratio of Expenses **                  3.47%              2.92%               3.67%               3.06%                3.62%

Period ended December 31, 2006
   Unit Value                     $ 12.900074        $ 10.846849         $ 12.628705         $ 11.408016          $ 12.055314
   Total Return *                       11.64%              4.75%              10.04%               7.07%                8.20%
   Ratio of Expenses **                  3.47%              2.92%               3.67%               3.06%                3.62%

Period ended December 31, 2005
   Unit Value                     $ 11.555580        $ 10.354700         $ 11.476118         $ 10.654469          $ 11.142109
   Total Return *                        4.79%              0.75%               3.57%               3.87%***             2.64%
   Ratio of Expenses **                  3.47%              2.92%               3.67%               3.06%                3.62%

Period ended December 31, 2004
   Unit Value                     $ 11.027755        $ 10.277468         $ 11.080077         $ 10.466154          $ 10.855567
   Total Return *                        8.15%***           1.21%***            8.85%***            1.87%***             6.59%***
   Ratio of Expenses **                  3.47%              2.92%               3.67%               2.92%                3.62%

Period ended December 31, 2003
   Unit Value                     $ 10.536610                n/a         $ 10.845506                 n/a          $ 10.766868
   Total Return *                        7.96%***            n/a                6.85%***             n/a                 7.47%***
   Ratio of Expenses **                  2.80%               n/a                2.80%                n/a                 2.80%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations October 1, 2004.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                       JNL/              JNL/S&P             JNL/S&P             JNL/S&P
                                  S&P Disciplined      Disciplined       Dividend Income          Growth              JNL/S&P
                                     Moderate            Moderate            & Growth           Retirement        Intrinsic Value
                                   Portfolio(a)    Growth Portfolio(a)     Portfolio(b)   Strategy Portfolio(a)     Portfolio(b)
                                  ---------------  -------------------   ---------------  ---------------------   ---------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                     $ 10.547354        $ 10.533148         $ 9.765851          $ 10.696869          $ 9.917962
   Total Return *                        3.22%***           3.55%***          -0.51%***             1.65%***           -0.82%***
   Ratio of Expenses **                  1.35%              1.35%              1.35%                0.75%               1.40%

Period ended December 31, 2006
   Unit Value                             n/a                n/a                n/a                  n/a                 n/a
   Total Return *                         n/a                n/a                n/a                  n/a                 n/a
   Ratio of Expenses **                   n/a                n/a                n/a                  n/a                 n/a

Period ended December 31, 2005
   Unit Value                             n/a                n/a                n/a                  n/a                 n/a
   Total Return *                         n/a                n/a                n/a                  n/a                 n/a
   Ratio of Expenses **                   n/a                n/a                n/a                  n/a                 n/a

Period ended December 31, 2004
   Unit Value                             n/a                n/a                n/a                  n/a                 n/a
   Total Return *                         n/a                n/a                n/a                  n/a                 n/a
   Ratio of Expenses **                   n/a                n/a                n/a                  n/a                 n/a

Period ended December 31, 2003
   Unit Value                             n/a                n/a                n/a                  n/a                 n/a
   Total Return *                         n/a                n/a                n/a                  n/a                 n/a
   Ratio of Expenses **                   n/a                n/a                n/a                  n/a                 n/a

                                       JNL/                JNL/                                    JNL/                JNL/
                                    S&P Managed        S&P Managed            JNL/             S&P Managed          S&P Managed
                                    Aggressive         Conservative        S&P Managed            Moderate           Moderate
                                 Growth Portfolio      Portfolio(c)     Growth Portfolio       Portfolio(c)      Growth Portfolio
                                 ----------------    ---------------    ----------------     ---------------     ----------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                     $ 16.884180        $ 11.818709         $ 16.745691         $ 12.638090          $ 15.907343
   Total Return *                        7.81%              3.07%***            7.34%               6.39%                7.30%
   Ratio of Expenses **                  1.25%              1.25%               1.25%               1.25%                1.25%

Period ended December 31, 2006
   Unit Value                     $ 15.661481        $ 11.234342         $ 15.600037         $ 11.879071          $ 14.825502
   Total Return *                       14.13%              6.41%              12.73%               9.02%               10.78%
   Ratio of Expenses **                  1.25%              1.35%               1.25%               1.25%                1.25%

Period ended December 31, 2005
   Unit Value                     $ 13.721991        $ 10.558004         $ 13.838200         $ 10.895956          $ 13.382377
   Total Return *                        7.13%              2.34%               6.10%               2.13%***             5.09%
   Ratio of Expenses **                  1.25%              1.35%               1.25%               1.25%                1.25%

Period ended December 31, 2004
   Unit Value                     $ 12.808455        $ 10.316431         $ 13.042053         $ 10.505783          $ 12.733662
   Total Return *                       11.22%              2.75%              10.03%               1.80%***             8.21%
   Ratio of Expenses **                  1.25%              1.35%               1.25%               1.35%                1.25%

Period ended December 31, 2003
   Unit Value                     $ 11.516429                n/a         $ 11.853609                 n/a          $ 11.767229
   Total Return *                        7.42%***            n/a                5.00%***             n/a                 4.84%***
   Ratio of Expenses **                  1.25%               n/a                1.25%                n/a                 1.25%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations October 1, 2004.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                       JNL/              JNL/S&P              JNL/S&P            JNL/S&P
                                 S&P Disciplined       Disciplined       Dividend Income         Growth                JNL/S&P
                                    Moderate            Moderate             & Growth           Retirement          Intrinsic Value
                                   Portfolio(a)    Growth Portfolio(a)     Portfolio(b)    Strategy Portfolio(a)     Portfolio(b)
                                 ---------------   -------------------   ---------------   ---------------------    ---------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)         $  980             $ 1,785              $  124              $ 348                   $   -
   Units Outstanding
     (in thousands)                      93                 170                  13                 33                       -
   Investment Income Ratio *           0.00%               0.00%               0.08%              3.24%                   0.00%

Period ended December 31, 2006
   Net Assets (in thousands)            n/a                 n/a                 n/a                n/a                     n/a
   Units Outstanding
     (in thousands)                     n/a                 n/a                 n/a                n/a                     n/a
   Investment Income Ratio *            n/a                 n/a                 n/a                n/a                     n/a

Period ended December 31, 2005
   Net Assets (in thousands)            n/a                 n/a                 n/a                n/a                     n/a
   Units Outstanding
     (in thousands)                     n/a                 n/a                 n/a                n/a                     n/a
   Investment Income Ratio *            n/a                 n/a                 n/a                n/a                     n/a

Period ended December 31, 2004
   Net Assets (in thousands)            n/a                 n/a                 n/a                n/a                     n/a
   Units Outstanding
     (in thousands)                     n/a                 n/a                 n/a                n/a                     n/a
   Investment Income Ratio *            n/a                 n/a                 n/a                n/a                     n/a

Period ended December 31, 2003
   Net Assets (in thousands)            n/a                 n/a                 n/a                n/a                     n/a
   Units Outstanding
     (in thousands)                     n/a                 n/a                 n/a                n/a                     n/a
   Investment Income Ratio *            n/a                 n/a                 n/a                n/a                     n/a

                                        JNL/                JNL/                                   JNL/                   JNL/
                                    S&P Managed         S&P Managed            JNL/             S&P Managed           S&P Managed
                                     Aggressive         Conservative       S&P Managed            Moderate              Moderate
                                 Growth Portfolio       Portfolio(c)     Growth Portfolio       Portfolio(c)       Growth Portfolio
                                 ----------------       ------------     ----------------       ------------       ----------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)         $ 67,327            $ 21,481          $ 108,086             $ 42,577              $ 113,848
   Units Outstanding
     (in thousands)                     4,383               1,848              6,946                3,436                  7,642
   Investment Income Ratio *             1.89%               3.54%              1.72%                3.07%                  2.20%

Period ended December 31, 2006
   Net Assets (in thousands)         $ 66,027            $  9,825          $  93,895             $ 27,779              $  92,695
   Units Outstanding
     (in thousands)                     4,649                 884              6,481                2,375                  6,675
   Investment Income Ratio *             0.09%               0.17%              0.11%                0.20%                  0.14%

Period ended December 31, 2005
   Net Assets (in thousands)         $ 63,956            $  6,205          $  73,034             $ 16,238              $  64,507
   Units Outstanding
     (in thousands)                     5,166                 592              5,715                1,506                  5,167
   Investment Income Ratio *             0.78%               0.46%              1.27%                0.30%                  2.07%

Period ended December 31, 2004
   Net Assets (in thousands)         $ 62,568            $  1,200          $  60,447             $  1,936              $  37,844
   Units Outstanding
     (in thousands)                     5,414                 116              5,037                  185                  3,187
   Investment Income Ratio *             0.29%               0.00%              0.68%                0.00%                  1.18%

Period ended December 31, 2003
   Net Assets (in thousands)         $  7,524                 n/a          $  31,119                  n/a                    n/a
   Units Outstanding
     (in thousands)                       740                 n/a              2,931                  n/a                    n/a
   Investment Income Ratio *             1.65%                n/a               2.35%                 n/a                    n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations October 1, 2004.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                       JNL/S&P              JNL/S&P
                                  Moderate Growth           Moderate            JNL/S&P             JNL/S&P           JNL/S&P
                                     Retirement        Retirement Strategy  Retirement 2015     Retirement 2020   Retirement 2025
                               Strategy Portfolio(a)      Portfolio(a)        Portfolio(c)        Portfolio(c)      Portfolio(c)
                               ---------------------   -------------------  ---------------     ---------------   ---------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                           n/a                   n/a           $ 11.346282          $ 11.700428        $ 11.843069
   Total Return *                       n/a                   n/a                  6.04%                7.21%              7.84%
   Ratio of Expenses **                 n/a                   n/a                  2.92%                2.07%              2.07%

Period ended December 31, 2006
   Unit Value                           n/a                   n/a           $ 10.699744          $ 10.913562        $ 10.982351
   Total Return *                       n/a                   n/a                  6.74%***             4.08%***           1.57%***
   Ratio of Expenses **                 n/a                   n/a                  2.92%                2.07%              2.07%

Period ended December 31, 2005
   Unit Value                           n/a                   n/a                   n/a                  n/a                n/a
   Total Return *                       n/a                   n/a                   n/a                  n/a                n/a
   Ratio of Expenses **                 n/a                   n/a                   n/a                  n/a                n/a

Period ended December 31, 2004
   Unit Value                           n/a                   n/a                   n/a                  n/a                n/a
   Total Return *                       n/a                   n/a                   n/a                  n/a                n/a
   Ratio of Expenses **                 n/a                   n/a                   n/a                  n/a                n/a

Period ended December 31, 2003
   Unit Value                           n/a                   n/a                   n/a                  n/a                n/a
   Total Return *                       n/a                   n/a                   n/a                  n/a                n/a
   Ratio of Expenses **                 n/a                   n/a                   n/a                  n/a                n/a

                                     JNL/
                                S&P Retirement       JNL/S&P         JNL/Select      JNL/Select          JNL/
                                    Income         Total Yield        Balanced      Money Market     Select Value
                                  Portfolio(c)     Portfolio(b)       Portfolio       Portfolio        Portfolio
                                --------------     ------------     -----------     ------------     ------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                      $ 10.919812      $ 10.060337     $ 22.342118      $ 10.693817      $ 19.791966
   Total Return *                         3.41%***         0.60%***        3.99%            1.57%            3.99%
   Ratio of Expenses **                   2.57%            1.82%           3.30%            3.06%            3.62%

Period ended December 31, 2006
   Unit Value                      $ 10.506277              n/a     $ 21.485865      $ 10.528457      $ 19.031960
   Total Return *                         3.79%***          n/a            9.98%            1.37%           16.63%
   Ratio of Expenses **                   2.32%             n/a            3.30%            3.06%            3.62%

Period ended December 31, 2005
   Unit Value                              n/a              n/a     $ 19.537009      $ 10.385847      $ 16.317798
   Total Return *                          n/a              n/a            1.89%            0.11%***         4.32%
   Ratio of Expenses **                    n/a              n/a            3.30%            3.06%            3.62%

Period ended December 31, 2004
   Unit Value                              n/a              n/a     $ 19.174464      $ 10.845774      $ 15.642396
   Total Return *                          n/a              n/a            6.33%***        -0.50%***         8.66%***
   Ratio of Expenses **                    n/a              n/a            3.30%            2.65%            3.62%

Period ended December 31, 2003
   Unit Value                              n/a              n/a     $ 18.663530      $ 11.243546      $ 14.281771
   Total Return *                          n/a              n/a            8.93%***        -1.73%***        10.54%***
   Ratio of Expenses **                    n/a              n/a            2.80%            2.45%            2.65%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations January 17, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/S&P                JNL/S&P
                                    Moderate Growth            Moderate             JNL/S&P           JNL/S&P           JNL/S&P
                                       Retirement        Retirement Strategy    Retirement 2015   Retirement 2020   Retirement 2025
                                 Strategy Portfolio(a)       Portfolio(a)        Portfolio(c)       Portfolio(c)      Portfolio(c)
                                 ---------------------   -------------------   ----------------   ---------------   ---------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                             n/a                    n/a            $ 11.699430       $ 11.854760       $ 12.010938
   Total Return *                         n/a                    n/a                   7.73%             7.93%             8.62%
   Ratio of Expenses **                   n/a                    n/a                   1.35%             1.40%             1.35%

Period ended December 31, 2006
   Unit Value                             n/a                    n/a            $ 10.860120       $ 10.983277       $ 11.057641
   Total Return *                         n/a                    n/a                  10.50%***          9.83%***          6.02%***
   Ratio of Expenses **                   n/a                    n/a                   1.35%             1.40%             1.35%

Period ended December 31, 2005
   Unit Value                             n/a                    n/a                    n/a               n/a               n/a
   Total Return *                         n/a                    n/a                    n/a               n/a               n/a
   Ratio of Expenses **                   n/a                    n/a                    n/a               n/a               n/a

Period ended December 31, 2004
   Unit Value                             n/a                    n/a                    n/a               n/a               n/a
   Total Return *                         n/a                    n/a                    n/a               n/a               n/a
   Ratio of Expenses **                   n/a                    n/a                    n/a               n/a               n/a

Period ended December 31, 2003
   Unit Value                             n/a                    n/a                    n/a               n/a               n/a
   Total Return *                         n/a                    n/a                    n/a               n/a               n/a
   Ratio of Expenses **                   n/a                    n/a                    n/a               n/a               n/a

                                          JNL/
                                     S&P Retirement            JNL/S&P            JNL/Select         JNL/Select          JNL/
                                         Income              Total Yield           Balanced         Money Market     Select Value
                                      Portfolio(c)           Portfolio(b)          Portfolio         Portfolio         Portfolio
                                 ---------------------   -------------------   ----------------   ---------------   ---------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                       $ 11.183142            $ 10.063580          $ 28.949650       $ 13.527246       $ 22.593750
   Total Return *                          5.47%                  0.64%***             6.15%             0.24%***          6.66%
   Ratio of Expenses **                    1.35%                  1.40%                1.25%             1.20%             1.10%

Period ended December 31, 2006
   Unit Value                       $ 10.603426                    n/a          $ 27.272162       $ 12.999350       $ 21.182543
   Total Return *                          5.70%***                n/a                12.25%             3.24%            19.60%
   Ratio of Expenses **                    1.35%                   n/a                 1.25%             1.25%             1.10%

Period ended December 31, 2005
   Unit Value                               n/a                    n/a          $ 24.296615       $ 12.591389       $ 17.710890
   Total Return *                           n/a                    n/a                 4.00%             1.44%             6.97%
   Ratio of Expenses **                     n/a                    n/a                 1.25%             1.25%             1.10%

Period ended December 31, 2004
   Unit Value                               n/a                    n/a          $ 23.363167       $ 12.413013       $ 16.556485
   Total Return *                           n/a                    n/a                 9.50%            -0.47%            10.10%
   Ratio of Expenses **                     n/a                    n/a                 1.25%             1.25%             1.10%

Period ended December 31, 2003
   Unit Value                               n/a                    n/a          $ 21.336632       $ 12.471394       $ 14.557751
   Total Return *                           n/a                    n/a                 4.62%***         -0.20%***         10.75%***
   Ratio of Expenses **                     n/a                    n/a                 1.25%             1.25%             1.25%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations January 17, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/S&P                JNL/S&P
                                    Moderate Growth            Moderate             JNL/S&P           JNL/S&P           JNL/S&P
                                       Retirement        Retirement Strategy    Retirement 2015   Retirement 2020   Retirement 2025
                                 Strategy Portfolio(a)       Portfolio(a)        Portfolio(c)       Portfolio(c)      Portfolio(c)
                                 ---------------------   -------------------   ----------------   ---------------   ---------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)              n/a                    n/a               $ 1,527            $ 1,179           $  730
   Units Outstanding (in
     thousands)                           n/a                    n/a                   131                100               61
   Investment Income Ratio *              n/a                    n/a                  0.60%              0.40%            0.51%

Period ended December 31, 2006
   Net Assets (in thousands)              n/a                    n/a               $   334            $   252           $   82
   Units Outstanding (in
     thousands)                           n/a                    n/a                    31                 23                7
   Investment Income Ratio *              n/a                    n/a                  0.00%              0.00%            0.00%

Period ended December 31, 2005
   Net Assets (in thousands)              n/a                    n/a                   n/a                n/a              n/a
   Units Outstanding (in
     thousands)                           n/a                    n/a                   n/a                n/a              n/a
   Investment Income Ratio *              n/a                    n/a                   n/a                n/a              n/a

Period ended December 31, 2004
   Net Assets (in thousands)              n/a                    n/a                   n/a                n/a              n/a
   Units Outstanding (in
     thousands)                           n/a                    n/a                   n/a                n/a              n/a
   Investment Income Ratio *              n/a                    n/a                   n/a                n/a              n/a

Period ended December 31, 2003
   Net Assets (in thousands)              n/a                    n/a                   n/a                n/a              n/a
   Units Outstanding (in
     thousands)                           n/a                    n/a                   n/a                n/a              n/a
   Investment Income Ratio *              n/a                    n/a                   n/a                n/a              n/a

                                          JNL/
                                     S&P Retirement            JNL/S&P            JNL/Select         JNL/Select          JNL/
                                         Income              Total Yield           Balanced         Money Market     Select Value
                                      Portfolio(c)           Portfolio(b)          Portfolio         Portfolio         Portfolio
                                 ---------------------   -------------------   ----------------   ---------------   ---------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)            $ 3,669                 $    -             $ 17,515          $ 23,711          $ 13,501
   Units Outstanding (in
     thousands)                             330                      -                  724             1,916               621
   Investment Income Ratio *               0.97%                  0.00%                2.63%             4.63%             4.05%

Period ended December 31, 2006
   Net Assets (in thousands)            $ 1,560                    n/a             $ 13,152          $ 15,513          $  7,631
   Units Outstanding (in
     thousands)                             147                    n/a                  614             1,309               372
   Investment Income Ratio *               0.00%                   n/a                 0.15%             0.41%             0.15%

Period ended December 31, 2005
   Net Assets (in thousands)                n/a                    n/a             $ 11,920          $ 23,951          $  4,249
   Units Outstanding (in
     thousands)                             n/a                    n/a                  659             2,129               246
   Investment Income Ratio *                n/a                    n/a                 3.97%             2.68%             3.07%

Period ended December 31, 2004
   Net Assets (in thousands)                n/a                    n/a             $ 10,923          $  5,218          $  3,446
   Units Outstanding (in
     thousands)                             n/a                    n/a                  655               469               212
   Investment Income Ratio *                n/a                    n/a                 0.12%             0.90%             0.51%

Period ended December 31, 2003
   Net Assets (in thousands)                n/a                    n/a             $  8,249          $  2,367          $  1,133
   Units Outstanding (in
     thousands)                             n/a                    n/a                  594               218                79
   Investment Income Ratio *                n/a                    n/a                 2.47%             0.47%             0.65%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations January 17, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/T.Rowe         JNL/T.Rowe        JNL/T.Rowe
                                    Price Established     Price Mid-Cap      Price Value
                                     Growth Portfolio   Growth Portfolio      Portfolio
                                    -----------------   ----------------   ---------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                         $ 23.645204        $ 33.007381       $ 13.761959
   Total Return *                            5.77%             12.60%            -2.73%
   Ratio of Expenses **                      4.00%              4.00%            3.595%

Period ended December 31, 2006
   Unit Value                         $ 22.354247        $ 29.314299       $ 14.148551
   Total Return *                            9.25%              2.62%            15.79%
   Ratio of Expenses **                      4.00%              4.00%            3.595%

Period ended December 31, 2005
   Unit Value                         $ 20.461539        $ 28.566244       $ 12.218913
   Total Return *                            1.94%              9.63%             2.41%
   Ratio of Expenses **                      4.00%              4.00%            3.595%

Period ended December 31, 2004
   Unit Value                         $ 20.072064        $ 26.056234       $ 11.931595
   Total Return *                            9.98%***          15.51%***          9.03%***
   Ratio of Expenses **                      4.00%              4.00%            3.595%

Period ended December 31, 2003
   Unit Value                         $ 21.512152        $ 25.806374       $ 11.052515
   Total Return *                            0.17%***          12.36%***          9.05%***
   Ratio of Expenses **                      2.57%              2.65%             2.80%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/T.Rowe         JNL/T.Rowe         JNL/T.Rowe
                                    Price Established     Price Mid-Cap      Price Value
                                     Growth Portfolio   Growth Portfolio      Portfolio
                                    -----------------   ----------------   ---------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                         $ 34.112058        $ 47.618487       $ 16.664255
   Total Return *                            8.90%             15.93%            -0.26%
   Ratio of Expenses **                      1.10%              1.10%             1.10%

Period ended December 31, 2006
   Unit Value                         $ 31.322792        $ 41.075162       $ 16.707908
   Total Return *                           12.46%              5.63%            18.71%
   Ratio of Expenses **                      1.10%              1.10%             1.10%

Period ended December 31, 2005
   Unit Value                         $ 27.853371        $ 38.885926       $ 14.074598
   Total Return *                            4.93%             12.85%             4.99%
   Ratio of Expenses **                      1.10%              1.10%             1.10%

Period ended December 31, 2004
   Unit Value                         $ 26.544267        $ 34.457964       $ 13.405862
   Total Return *                            7.61%             11.96%            11.24%
   Ratio of Expenses **                      1.10%              1.10%             1.10%

Period ended December 31, 2003
   Unit Value                         $ 24.109727        $ 29.136326       $ 11.699228
   Total Return *                            6.23%***           7.39%***          7.28%***
   Ratio of Expenses **                      1.25%              1.25%             1.25%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)


                                                     JNL/T.Rowe         JNL/T.Rowe      JNL/T.Rowe
                                                 Price Established    Price Mid-Cap     Price Value
                                                  Growth Portfolio   Growth Portfolio    Portfolio
                                                 -----------------   ----------------   -----------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)                          $ 37,429           $ 39,876        $ 31,075
   Units Outstanding (in thousands)                      1,503              1,025           1,965
   Investment Income Ratio *                              1.05%              1.76%           2.18%

Period ended December 31, 2006
   Net Assets (in thousands)                          $ 24,645           $ 27,847        $ 28,660
   Units Outstanding (in thousands)                      1,060                893           1,804
   Investment Income Ratio *                              0.06%              0.11%           0.22%

Period ended December 31, 2005
   Net Assets (in thousands)                          $ 18,904           $ 23,757        $ 21,334
   Units Outstanding (in thousands)                      1,006                875           1,593
   Investment Income Ratio *                              0.25%              0.33%           2.37%

Period ended December 31, 2004
   Net Assets (in thousands)                          $ 11,067           $ 16,035        $ 13,899
   Units Outstanding (in thousands)                        700                770           1,094
   Investment Income Ratio *                              0.51%              0.00%           0.93%

Period ended December 31, 2003
   Net Assets (in thousands)                          $  5,939           $  9,383        $  5,681
   Units Outstanding (in thousands)                        516                636             519
   Investment Income Ratio *                              0.03%              0.00%           0.77%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Jackson National Life Insurance Company and Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within JNLNY Separate Account I (Separate Account) as listed in
Note 1 of the financial statements as of December 31, 2007, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2007 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts within JNLNY Separate Account I as listed in Note 1 of the financial statements as of December 31, 2007, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
February 25, 2008

                                                               [GRAPHIC OMITTED]


                                                 Jackson National Life Insurance
                                                             Company of New York


                                                            Financial Statements

                                                               December 31, 2007

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

--------------------------------------------------------------------------------


Report of Independent Registered Public Accounting Firm                        1


Balance Sheets                                                                 2


Income Statements                                                              3


Statements of Stockholder's Equity and Comprehensive Income                    4


Statements of Cash Flows                                                       5


Notes to Financial Statements                                                  6

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company of New York, (the "Company" or "Jackson/NY") is wholly owned by Jackson National Life Insurance Company ("Jackson" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. Jackson/NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP").

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other-than-temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; and 5) assumptions and estimates associated with the Company's tax positions.

     CHANGES IN ACCOUNTING PRINCIPLES
     In February 2007, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("FAS") No. 159, "Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159, which is effective for fiscal years beginning after November 15, 2007, allows an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value, with changes in fair value recognized in the income statement. Adoption will not have an initial impact on the Company's financial statements.

     Effective January 1, 2007, the Company adopted FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109 ("FIN 48") concurrent with Prudential's adoption of FIN 48. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. There was no change in the liability for unrecognized tax benefits resulting from the implementation of FIN 48 and, therefore, the Company did not recognize a cumulative effect adjustment to the balance of retained earnings as of January 1, 2007. The Company does not have a liability for tax exposure reserves as of December 31, 2007 and 2006, and does not anticipate any material change in the total amount of unrecognized tax benefits over the subsequent 12-month period. The adoption did not have an initial impact on the Company's financial statements.

     In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"), which establishes a framework for measuring fair value under current accounting pronouncements that require or permit fair value measurement. FAS 157 retains the exchange price notion, but clarifies that exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset or liability. Fair value measurement is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk which would include the reporting entity's own credit risk. FAS 157 establishes a three-level fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value. The highest priority is given to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs in situations where there is little or no market activity for the asset or liability. In addition, FAS 157 expands the disclosure requirements for annual and interim reporting to focus on the inputs used to measure fair value, including those measurements using significant unobservable inputs, and the effects of the measurements on earnings. FAS 157 will be applied prospectively and is effective for fiscal years beginning after November 15, 2007. Retrospective application is required for certain financial instruments as a cumulative effect adjustment to the opening balance of retained earnings. Jackson/NY has not yet quantified the impact of adoption on the Company's financial statements.

     In February 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"). This statement, effective for financial instruments acquired or issued after the beginning of an entity's first fiscal year after September 15, 2006, allows companies to include changes in fair value of certain hybrid financial instruments in earnings on an instrument-by-instrument basis. Further guidance issued in October 2006 provided an exemption from the provisions of FAS No. 133 for certain financial instruments that would have otherwise been required to recognize embedded derivatives arising as a result of prepayment risk in certain structured securities. As a result, adoption of FAS 155 did not have an initial impact on the Company's financial statements.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred
     Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for deferred acquistion costs on internal replacements other than those described in FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a contract. Contract modifications that result in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue and deferred sales inducements must be written-off. SOP 05-1 is to be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 did not have an initial impact on the Company's financial statements.

     In May 2005, the FASB issued FAS No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 requires that, unless impracticable or absent explicit transition requirements specific to the newly adopted accounting principle, companies apply changes in accounting principles on a retrospective basis. FAS 154 is effective for accounting changes and corrections or errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 did not have an initial impact on the Company's financial statements.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include high quality, non-asset-backed commercial paper and money market instruments, are carried at amortized cost. These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, asset-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Asset-backed and structured securities are
     amortized  over  the  estimated   redemption  period.  All
     fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, the amortized cost basis of fixed maturities is reduced to fair value through an impairment charge included in net realized gains (losses) on investments. In determining whether an other-than-temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values.

     Equities are carried at fair value. Equities are reduced to fair value for declines in fair value considered to be other-than-temporary. Any impairment charges are included in net realized gains (losses) on investments.

     Trading securities, which consist of seed money that supports newly established variable funds, are carried at fair value with changes in value included in net investment income. During 2006, $60 thousand of investment income was recognized related to trading securities held at December 31, 2006. There was no investment income recognized in 2007 or 2005 on trading securities held at December 31, 2007 or 2005.

     Policy loans are carried at the unpaid principal balances.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs and deferred sales inducements adjustments, are excluded from net income and included as a component of other comprehensive income and stockholder's equity.

     EMBEDDED DERIVATIVES
     The Company offers a guaranteed minimum income benefit on certain of its variable annuity products. The liability is ceded to an unaffiliated company. The structure of the reinsurance agreement creates an embedded derivative, as defined by FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative liability of $0.6 million, $(1.5) million and $0.4 million in 2007, 2006 and 2005, respectively, is included in change in reserves, net of reinsurance recoverables. The fair value of the embedded derivative liability (asset) of $(0.9) million and $(1.5) million at December 31, 2007 and 2006, respectively, is included in reinsurance recoverable.

     The Company offers a guaranteed minimum withdrawal benefit on certain of its variable annuity products. The structure of this guarantee creates an embedded derivative as defined by FAS 133. The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative liability of $3.5 million, $(2.0) million and $(1.1) million in 2007, 2006 and 2005, respectively, is included in change in reserves, net of reinsurance recoverables. The fair value of the embedded derivative liability (asset) of $(0.1) million and $(3.6) million at December 31, 2007 and 2006, respectively, is included in other assets.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred acquisition costs have been adjusted by $3.6 million and $(5.0) million at December 31, 2007 and 2006, respectively.

     DEFERRED SALES INDUCEMENTS
     Bonus interest on single premium deferred annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred sales inducements have been adjusted by $0.7 million and $(1.0) million at December 31, 2007 and 2006, respectively.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities. With few exceptions, the Company is generally no longer subject to U.S.
     federal, state and local income tax examinations by tax authorities for years prior to 2004.

     The Company files a consolidated federal income tax return with Jackson, Brooke Life and Life Insurance Company of Georgia (for the period from May 19, 2005 through December 31, 2005). The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4% to 7%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder's account value.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $1,678.6 million and $1,224.9 million at December 31, 2007 and 2006, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and are included in fee income.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

3.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Estimates of fair value for fixed maturity securities are primarily based on or derived from observable valuation inputs, such as broker-dealer quotes, market interest rates, credit quality spreads and liquidity premiums. Market prices obtained from independent pricing services, if available, are used as estimates of fair value, otherwise estimates are developed internally.

     At December 31, 2007 and 2006, fixed maturity securities valued internally had an amortized cost of $164.5 million and $177.2 million, respectively, and an estimated fair value, based on the observable valuation inputs described above, of $162.0 million and $174.9 million, respectively.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     SEPARATE ACCOUNT ASSETS:
     Separate account assets are carried at the fair value of the underlying securities.

     EMBEDDED DERIVATIVES:
     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. The net settlement is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The nature of these embedded derivative cash flows can be quite varied. Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     ANNUITY RESERVES:
     Fair value for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of such annuities approximated $1.26 billion and $1.21 billion, respectively, at December 31, 2007 and $1.35 billion and $1.31 billion, respectively, at December 31, 2006.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The fair value approximated $1,592.2 million and $1,160.2 million at December 31, 2007 and 2006, respectively.

4.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, utility and government bonds and asset-backed securites. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2007, classified by rating categories as assigned by nationally recognized statistical rating organizations ("NRSRO"), the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2007, there were no investments rated by the Company's affiliated investment advisor. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

                                            PERCENT OF TOTAL
                                            FIXED MATURITIES
INVESTMENT RATING                          DECEMBER 31, 2007
------------------                         --------------------
AAA                                                21.0%
AA                                                  9.3%
A                                                  25.6%
BBB                                                40.3%
                                           --------------------
Investment grade                                   96.2%
                                           --------------------
BB                                                  3.3%
B and below                                         0.5%
                                           --------------------
Below investment grade                              3.8%
                                           --------------------
Total fixed maturities                            100.0%
                                           ====================


The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were zero and $17 thousand, respectively, at December 31, 2007. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2007 were zero and $17 thousand, respectively, and for the 12 months preceding December 31, 2006 were zero and $17 thousand, respectively.

The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities are as follows (in thousands):

                               COST OR            GROSS              GROSS
                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2007                COST             GAINS             LOSSES            VALUE
                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities             $ 507              $ 23                $ -            $ 530
Public utilities                    88,965             3,233                285           91,913
Corporate securities               798,128            16,305             15,217          799,216
Asset-backed securities            378,026             2,752             15,635          365,143
                            ---------------   ---------------   ----------------
                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities         $ 1,265,626          $ 22,313           $ 31,137      $ 1,256,802
                            ===============   ===============   ================  ===============

Equities                             $ 261             $ 147                $ 4            $ 404
                            ===============   ===============   ================  ===============


                               COST OR            GROSS              GROSS
                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2006                COST             GAINS             LOSSES            VALUE
                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities             $ 509               $ -                $ 2            $ 507
Public utilities                   126,532             3,919                376          130,075
Corporate securities               979,901            17,470             10,975          986,396
Asset-backed securities            326,510             3,643              2,941          327,212
                            ---------------   ---------------   ----------------
                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities         $ 1,433,452          $ 25,032           $ 14,294      $ 1,444,190
                            ===============   ===============   ================  ===============

Equities                             $ 261              $ 37                $ -            $ 298
                            ===============   ===============   ================  ===============


The amortized cost and fair value of fixed maturities at December 31, 2007, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                           AMORTIZED            FAIR
                                              COST              VALUE
                                         ---------------   ----------------
Due in 1 year or less                          $ 32,191           $ 32,309
Due after 1 year through 5 years                474,638            487,201
Due after 5 years through 10 years              355,883            348,090
Due after 10 years through 20 years              24,248             23,393
Due after 20 years                                  640                666
Asset-backed securities                         378,026            365,143
                                         ---------------   ----------------
Total                                       $ 1,265,626        $ 1,256,802
                                         ===============   ================


U.S. Treasury securities with a carrying value of $530 thousand and $507 thousand at December 31, 2007 and 2006, respectively, were on deposit with the State of New York as required by state insurance law.

The fair value and the amount of gross  unrealized  losses in accumulated  other
comprehensive   income  (loss)  in  stockholder's  equity  are  as  follows  (in thousands):

------------------------------------------------------------------------------------------------------------------
                                       LESS THAN 12 MONTHS         12 MONTHS OR LONGER        TOTAL
------------------------------------------------------------------------------------------------------------------
                                       GROSS                       GROSS                      GROSS
                                     UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED       FAIR
DECEMBER 31, 2007                      LOSSES        VALUE        LOSSES        VALUE         LOSSES        VALUE
------------------------------------------------------------------------------------------------------------------
Fixed Maturities
------------------------------------------------------------------------------------------------------------------
U.S. Treasury securities                 $ -           $ -          $ -           $ -           $ -           $ -
------------------------------------------------------------------------------------------------------------------
Public utilities                          20         5,652          265         9,835           285        15,487
------------------------------------------------------------------------------------------------------------------
Corporate securities                   5,812       131,584        9,405       201,372        15,217       332,956
------------------------------------------------------------------------------------------------------------------
Asset-backed securities                8,234       133,759        7,401        73,700        15,635       207,459
------------------------------------------------------------------------------------------------------------------
Subtotal - fixed maturities           14,066       270,995       17,071       284,907        31,137       555,902
------------------------------------------------------------------------------------------------------------------
Equities                                   4             7            -             -             4             7
------------------------------------------------------------------------------------------------------------------
Total temporarily impaired
------------------------------------------------------------------------------------------------------------------
securities                          $ 14,070     $ 271,002     $ 17,071     $ 284,907      $ 31,141     $ 555,909
--------------------------------=============-=============-============-=============-=============-=============
--------------------------------=============-=============-============-=============-=============-=============


------------------------------------------------------------------------------------------------------------------
                                       LESS THAN 12 MONTHS         12 MONTHS OR LONGER        TOTAL
------------------------------------------------------------------------------------------------------------------
                                       GROSS                       GROSS                      GROSS
                                     UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED       FAIR
DECEMBER 31, 2006                      LOSSES        VALUE        LOSSES        VALUE         LOSSES        VALUE
------------------------------------------------------------------------------------------------------------------
Fixed Maturities
------------------------------------------------------------------------------------------------------------------
U.S. Treasury securities                 $ 2         $ 507          $ -           $ -           $ 2         $ 507
------------------------------------------------------------------------------------------------------------------
Public utilities                         108        27,906          268         7,018           376        34,924
------------------------------------------------------------------------------------------------------------------
Corporate securities                   1,442       126,230        9,533       320,824        10,975       447,054
------------------------------------------------------------------------------------------------------------------
Asset-backed securities                  212        43,551        2,729       108,746         2,941       152,297
------------------------------------------------------------------------------------------------------------------
Total temporarily impaired
------------------------------------------------------------------------------------------------------------------
securities                           $ 1,764     $ 198,194     $ 12,530     $ 436,588      $ 14,294     $ 634,782
--------------------------------=============-=============-============-=============-=============-=============
--------------------------------=============-=============-============-=============-=============-=============

The Company defines its exposure to subprime mortgages as investments in securities collateralized by residential mortgage loans in which the underlying borrowers have a FICO score of 659 or lower. The Company's amortized cost and fair value of mortgage-backed securities collateralized by subprime mortgages were $25.2 million and $23.6 million, respectively, at December 31, 2007. All investments in subprime related mortgage-backed securities are AAA rated by at least one NRSRO. The Company's amortized cost and fair value of mortgage-backed securities collateralized by Alt-A mortgages were $58.4 million and $53.9 million, respectively, at December 31, 2007. All investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO.

The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in fair value and the Company's intent and ability to hold a security to recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income (loss) in stockholder's equity. If the decline is considered to be other-than-temporary, a realized loss is recognized in the income statement.

Generally, securities with fair values that are less than 80% of amortized cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration which has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic and micro-economic outlooks for specific industries and issuers. Assessing the duration of asset-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, the likelihood of recovering the carrying value based on the near term prospects of the issuer and the Company's ability and intent to hold the security until such a recovery may occur. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g. minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery. To the extent factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on other than high quality asset-backed securities are other-than-temporary. In general, the Company considers an asset-backed security as other than high quality if it is not rated investment grade by at least one NRSRO. The Company regularly updates estimates of cash flows on impaired other than high quality asset-backed securities and, in accordance with EITF 99-20, if there has been an adverse change, an impairment charge is recorded in the income statement.

There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other-than-temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently in accumulated other comprehensive income (loss) may be recognized in the income statement in future periods.

The Company currently intends to hold available for sale securities with unrealized losses not considered other-than-temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector, change, the Company may sell the security prior to its maturity and realize a loss.

Based on ratings by nationally recognized statistical rating organizations, of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2007, 75.6% were investment grade, 4.7% were below investment grade and 19.7% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 16.8% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2007, the industries representing the larger unrealized losses included financial services (11.5% of fixed maturities gross unrealized losses) and construction materials (10.7%). The largest unrealized loss related to a single corporate obligor was $0.9 million at December 31, 2007.

The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2007 were as follows (in thousands):

Less than one year                                                 $ 36
One to five years                                                 3,794
Five to ten years                                                10,255
More than ten years                                               1,417
Asset-backed securities                                          15,635
                                                        ---------------
Total gross unrealized losses                                  $ 31,137
                                                        ===============

SECURITIES LENDING
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2007 and 2006, the estimated fair value of loaned securities was $9.6 million and $3.3 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $9.9 million and $3.4 million at December 31, 2007 and 2006, respectively, was invested by the agent bank and included in cash and short-term investments. A securities lending payable is included in liabilities for cash collateral received. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

All investment income for 2007, 2006 and 2005 is related to earnings on short-term investments, fixed maturity securities, equities and trading securities. Investment expenses totaled $600 thousand, $740 thousand and $579 thousand in 2007, 2006 and 2005, respectively.

Net realized gains (losses) on investments were as follows (in thousands):

------------------------------------------------------------------------------
                                       YEARS ENDED DECEMBER 31,
                               2007              2006               2005
------------------------------------------------------------------------------
Sales of fixed maturities:
------------------------------------------------------------------------------
Gross gains                   $ 3,177           $ 2,949             $ 1,828
------------------------------------------------------------------------------
Gross losses                   (3,826)           (2,873)             (1,906)
------------------------------------------------------------------------------
Sales of equities:
------------------------------------------------------------------------------
Gross gains                         -                 5                  -
------------------------------------------------------------------------------
Impairment losses              (1,883)                -               (158)
------------------------------------------------------------------------------
Total                         $(2,532)           $  81             $  (236)
---------------------------===============--================---===============

6.   REINSURANCE

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $500 thousand. Amounts not retained are ceded to other companies on either a yearly renewable-term or a coinsurance basis.

The effect of reinsurance on premiums was as follows (in thousands):

--------------------------------------------------------------------------------
                                          Years ended December 31,
--------------------------------------------------------------------------------
                                  2007              2006              2005
--------------------------------------------------------------------------------
Direct premiums               $    714   $           723   $           637
--------------------------------------------------------------------------------
Less reinsurance ceded:
--------------------------------------------------------------------------------
Life                              (583)             (636)             (518)
--------------------------------------------------------------------------------
Guaranteed annuity benefits       (781)             (667)             (494)
--------------------------------------------------------------------------------
Net premiums                  $   (650)   $         (580)   $         (375)
-----------------------------================--================--===============
-----------------------------================--================--===============

Components of the reinsurance recoverable asset were as follows (in thousands):

-------------------------------------------------------------------------
                                                DECEMBER 31,
                                          2007              2006
-------------------------------------------------------------------------
Ceded reserves                        $    874            $  1,635
-------------------------------------------------------------------------
Ceded claims liability                     135                   -
-------------------------------------------------------------------------
Ceded other                                  5                   9
-------------------------------------------------------------------------
Total                                 $ 1,014              $  1,644
-------------------------------------================--================--
-------------------------------------================--================--

7.   FEDERAL INCOME TAXES

The components of the provision for federal income taxes were as follows (in thousands):

---------------------------------------------------------------------------
                                     YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------
                            2007              2006              2005
---------------------------------------------------------------------------
Current tax expense       $ 3,834           $ 5,291            $ 3,852
---------------------------------------------------------------------------
Deferred tax expense        3,808             5,018             5,214
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Income tax expense        $ 7,642           $10,309            $ 9,066
-----------------------================--================--================
-----------------------================--================--================

The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2007, 2006 and 2005 as follows (in thousands):

-----------------------------------------------------------------------------
                                             YEARS ENDED DECEMBER 31,
                                      2007              2006           2005
-----------------------------------------------------------------------------
Income taxes at statutory rate      $ 10,756         $ 10,939        $ 9,067
-----------------------------------------------------------------------------
Dividends received deduction         (2,828)             (630)             -
-----------------------------------------------------------------------------
Other                                  (286)                -             (1)
-----------------------------------------------------------------------------
Provision for federal income taxes$   7,642          $ 10,309        $ 9,066
----------------------------------===============--=============--===========
----------------------------------===============--=============--===========
-----------------------------------------------------------------------------
Effective tax rate                    24.9%             33.0%          35.0%
----------------------------------===============--=============--===========
----------------------------------===============--=============--===========

Federal income taxes of $1.6 million, $4.0 million and $6.2 million were paid to Jackson in 2007, 2006 and 2005, respectively.

The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

----------------------------------------------------------------------------------------------
                                                                           DECEMBER 31,
                                                                      2007              2006
----------------------------------------------------------------------------------------------
GROSS DEFERRED TAX ASSET
----------------------------------------------------------------------------------------------
Difference between financial reporting and the tax basis of:
----------------------------------------------------------------------------------------------
Policy reserves and other insurance items                          $ 36,027          $ 36,261
----------------------------------------------------------------------------------------------
Investments                                                             109                98
----------------------------------------------------------------------------------------------
Net unrealized losses on available for sale securities                3,038                 -
----------------------------------------------------------------------------------------------
Other, net                                                              844               858
----------------------------------------------------------------------------------------------
Total gross deferred tax asset                                       40,018            37,217
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
GROSS DEFERRED TAX LIABILITY
----------------------------------------------------------------------------------------------
Difference between financial reporting and the tax basis of:
----------------------------------------------------------------------------------------------
Deferred acquisition costs and sales inducements                    (52,663)          (45,507)
----------------------------------------------------------------------------------------------
Net unrealized gains on available for sale securities                     -            (3,792)
----------------------------------------------------------------------------------------------
Total gross deferred tax liability                                  (52,663)          (49,299)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
NET DEFERRED TAX LIABILITY                                   $     (12,645)    $     (12,082)
-------------------------------------------------------------===============--================
-------------------------------------------------------------===============--================

Management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize the gross deferred tax asset.

At December 31, 2007, the Company had no federal tax capital loss carryforwards available for future use.

In August 2007, the IRS issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS' intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. During 2007 and 2006, the Company recognized an income tax benefit of $2.8 million and $0.6 million, respectively, related to the separate account DRD.

8.   CONTINGENCIES

Management believes that the Company is not involved in litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.   STOCKHOLDER'S EQUITY

The declaration of dividends which can be paid by the Company is regulated by New York Insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to Jackson in 2007, 2006 or 2005.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $132.1 million and $134.6 million at December 31, 2007 and 2006, respectively. Statutory net income (loss) of the Company, as reported in its Annual Statement, was $(4.1) million, $3.4 million and $11.9 million in 2007, 2006 and 2005, respectively.

10.  OTHER RELATED PARTY TRANSACTIONS

The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $489 thousand, $517 thousand and $522 thousand to PPM for investment advisory services during 2007, 2006 and 2005, respectively.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $6.5 million, $4.2 million and $3.9 million in 2007, 2006 and 2005, respectively.

11.  BENEFIT PLANS

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. To be eligible to participate in the Company's contribution, an employee must have attained the age of 21, have completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches up to 6 percent of a participant's elective contribution to the plan during the year. The Company's expense related to this plan was $150 thousand, $100 thousand and $49 thousand in 2007, 2006 and 2005, respectively.

The Company participates in a non-qualified voluntary deferred compensation plan for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2007 and 2006, Jackson's liability for the Company's portion of such plans totaled $2.3 million and $1.9 million, respectively. Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to these plans, including a match of elective deferrals for the agents' deferred compensation plan, totaled $33 thousand in 2005. There was no expense in 2007 or 2006.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance Company of New York:


We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2007 and 2006, and the related income statements and statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2007 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois
March 5, 2008

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE INFORMATION)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                                    DECEMBER 31,
ASSETS                                                                        2007                2006
-------------------------------------------------------------------------------------------------------
Investments:
  Cash and short-term investments                                           $ 94,316            $ 10,594
  Investments available for sale, at fair value:
    Fixed maturities (amortized cost: 2007, $1,265,626; 2006, $1,433,452)  1,256,802           1,444,190
    Equities (cost: 2007, $261; 2006, $261)                                      404                 298
  Trading securities, at fair value                                                -               1,060
  Policy loans                                                                   118                  53
    Total investments                                                      1,351,640           1,456,195


  Accrued investment income                                                   15,790              18,721
  Deferred acquisition costs                                                 154,559             128,772
  Deferred sales inducements                                                  17,140              15,660
  Reinsurance recoverable                                                      1,014               1,644
  Income taxes receivable from Parent                                              -               1,109
  Receivable from Parent                                                         394                 141
  Other assets                                                                17,637               3,657
  Separate account assets                                                  1,678,606           1,224,943
    Total assets                                                         $ 3,236,780         $ 2,850,842
---------------------------------------------------------------------------========---===================

LIABILITIES AND STOCKHOLDER'S EQUITY
  LIABILITIES
    Policy reserves and liabilities:
      Reserves for future policy benefits and claims payable                $ 21,581            $ 21,435
      Deposits on investment contracts                                     1,280,234           1,372,147
    Securities lending payable                                                 9,789               3,408
    Deferred income taxes                                                     12,645              12,082
    Income taxes payable to Parent                                             1,112                   -
    Other liabilities                                                         12,156              13,234
    Separate account liabilities                                           1,678,606           1,224,943
      Total liabilities                                                    3,016,123           2,647,249

STOCKHOLDER'S EQUITY
  Common stock, $1,000 par value; 2,000 shares
    authorized, issued and outstanding                                         2,000               2,000
  Additional paid-in capital                                                 141,000             141,000
  Accumulated other comprehensive income (loss), net
    of tax of $(1,547) in 2007 and $1,698 in 2006                             (2,872)              3,153
  Retained earnings                                                           80,529              57,440
    Total stockholder's equity                                               220,657             203,593
    Total liabilities and stockholder's equity                           $ 3,236,780         $ 2,850,842
-------------------------------------------------------------------=================---=================

INCOME STATEMENTS
(IN THOUSANDS)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                   YEARS ENDED DECEMBER 31,
                                                                          2007           2006              2005
-----------------------------------------------------------------------------------------------------------------
REVENUES
  Premiums, net of reinsurance                                            $ (650)        $ (580)         $ (375)
  Net investment income                                                   83,389         87,093          86,710
  Net realized gains (losses) on investments                              (2,532)            81            (236)
  Fee income                                                              34,841         23,556          15,982
  Other income                                                                87            170             120
  Total revenues                                                         115,135        110,320         102,201

BENEFITS AND EXPENSES
  Policyholder benefits                                                    4,587          5,081           5,229
  Interest credited on deposit liabilities                                45,780         47,865          48,814
  Change in reserves, net of reinsurance recoverables                      4,613           (147)         (1,587)
  Commissions                                                             37,546         31,722          24,932
  General and administrative expenses                                      8,775          6,324           5,868
  Taxes, licenses and fees                                                   548            762            (564)
  Deferral of acquisition costs                                          (34,456)       (31,102)        (25,054)
  Deferral of sales inducements                                           (4,294)        (3,994)         (4,179)
  Amortization of deferred acquisition costs:
    Attributable to operations                                            17,610         18,384          19,180
    Attributable to net realized gains (losses) on investments              (834)            27             (81)
  Amortization of deferred sales inducements:
    Attributable to operations                                             4,683          4,139           3,753
    Attributable to net realized gains (losses) on investments              (154)             5             (15)
  Total benefits and expenses                                             84,404         79,066          76,296
  Pretax income                                                           30,731         31,254          25,905
Income tax expense                                                         7,642         10,309           9,066
  NET INCOME                                                            $ 23,089       $ 20,945        $ 16,839
--------------------------------------------------------------------===========---============---=============

STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                                    YEARS ENDED DECEMBER 31,
                                                            2007               2006              2005
--------------------------------------------------------------------------------------------------------
COMMON STOCK
Beginning and end of year                                  $ 2,000            $ 2,000           $ 2,000

ADDITIONAL PAID-IN CAPITAL
Beginning and end of year                                  141,000            141,000           141,000

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                            3,153              6,733            20,377
  Net unrealized investment gains (losses), net of
       reclassification adjustment and net of tax           (6,025)            (3,580)          (13,644)
End of year                                                 (2,872)             3,153             6,733

RETAINED EARNINGS
Beginning of year                                           57,440             36,495            19,656
  Net income                                                23,089             20,945            16,839
End of year                                                 80,529             57,440            36,495

TOTAL STOCKHOLDER'S EQUITY                               $ 220,657          $ 203,593         $ 186,228
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                                  YEARS ENDED DECEMBER 31,
                                                         2007               2006              2005
--------------------------------------------------------------------------------------------------------
Net income                                            $ 23,089           $ 20,945          $ 16,839
Net unrealized holding losses arising during
  the period, net of tax of $(3,221) in 2007;
  $(1,671) in 2006 and $(6,333) in 2005                 (5,979)            (3,105)          (11,761)
Reclassification adjustment for losses included
  in net income, net of tax of $(24) in 2007;
$(256) in 2006 and $(1,014) in 2005                        (46)              (475)           (1,883)

COMPREHENSIVE INCOME                                  $ 17,064           $ 17,365           $ 3,195
-----------------------------------------------------==============----===============---===============

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)
----------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                                              2007               2006          2005
-------------------------------------------------------------------------------------------------------
Cash flows from operating activities:
  Net income                                                  $ 23,089       $ 20,945       $ 16,839
  Adjustments to reconcile net income to
    net cash provided by operating activities:
      Net realized (gains) losses on investments                 2,532            (81)           236
      Unrealized (gains) losses on trading portfolio                60            (60)             -
      Interest credited on deposit liabilities                  45,780         47,865         48,814
      Amortization of discount and premium on investments        2,023          2,515          3,295
      Deferred income tax provision                              3,808          5,018          5,214
      Other charges                                                 36            233           (713)
      Change in:
        Accrued investment income                                2,931          1,017            774
        Deferred sales inducements and acquisition costs       (17,022)       (12,561)        (6,398)
        Trading portfolio activity, net                          1,000         (1,000)         1,084
        Income taxes (receivable) payable to Parent              2,221          1,283         (4,808)
        Claims payable                                             305          4,741           (991)
        Other assets and liabilities, net                      (15,767)         5,251            655
NET CASH PROVIDED BY OPERATING ACTIVITIES                       50,996         75,166         64,001


CASH FLOWS FROM INVESTING ACTIVITIES:
  Fixed maturities and equities available for sale:
    Sales                                                      173,585        143,627         57,079
    Principal repayments, maturities, calls
      and redemptions                                          125,404        111,799        114,753
    Purchases                                                 (135,718)      (238,834)      (188,266)
    Other investing activities                                   6,316         (9,828)          (597)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES            169,587          6,764        (17,031)


CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits                                                   558,201        451,770        348,025
    Withdrawals                                               (285,415)      (234,139)      (162,209)
Net transfers to separate accounts                            (409,647)      (312,509)      (250,512)
NET CASH USED IN FINANCING ACTIVITIES                         (136,861)       (94,878)       (64,696)


NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
INVESTMENTS                                                     83,722        (12,948)       (17,726)

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR              10,594         23,542         41,268
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                  $ 94,316       $ 10,594       $ 23,542
-------------------------------------------------------------=============-==============-===============

                 See accompanying notes to financial statements.

PART C.       OTHER INFORMATION

Item 24        Financial Statements and Exhibits

               (a) Financial Statements:

                     (1) Financial statements and schedules included in Part A:

                                 Not Applicable

                     (2) Financial statements and schedules included in Part B -
                         incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on April 27, 2007 (File Nos. 333-48822 and 811-08401):

                            JNLNY Separate Account I

                            Report of Independent Registered Public Accounting
                              Firm
                            Statements of Assets and Liabilities as of
                              December 31, 2007
                            Statement of Operations for the period ended
                              December 31, 2007
                            Statement of Changes in Net Assets for the periods
                              ended December 31, 2007 and 2006
                            Notes to Financial Statements

                            Jackson National Life Insurance Company of New York

                            Report of Independent Registered Public Accounting
                              Firm
                            Balance Sheets for the years ended December 31,
                              2007 and 2006
                            Income Statements for the years ended December 31,
                              2007, 2006 and 2005
                            Statements of Stockholder's Equity and
                              Comprehensive Income for the years ended
                              December 31, 2007, 2006 and 2005
                            Statements of Cash Flows for the years ended
                              December 31, 2007, 2006 and 2005
                            Notes to Financial Statements

Item 24.(b)       Exhibits

Exhibit
No.           Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.         Not Applicable

3.a. General Distributor Agreement dated September 19, 1997, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b. General Distributor Agreement, incorporated by reference to Registrant's Registration Statement filed on March 13, 2001 (File Nos. 333-48822 and 811-08401).

c. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

4.a. Form of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on January 14, 1999 (File Nos. 333-37175 and 811-08401).

b. Form of the Perspective Fixed and Variable Annuity Contract (Unisex Tables), incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on January 14, 1999 (File Nos. 333-37175 and 811-08401).

c. Form of Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on October 27, 2000 (File Nos. 333-48822 and 811-08401).

d. Form of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 2 filed on October 10, 2001 (File Nos. 333-48822 and 811-08401).

e. Form of Spousal Continuation Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 2 filed on October 10, 2001 (File Nos. 333-48822 and 811-08401).

f. Form of Preselected Death Benefit Option Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 2002 (File Nos. 333-48822 and 811-08401).

g. Form of Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 2002 (File Nos. 333-48822 and 811-08401).

h. Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

i. Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

j.         Specimen of the For Life Guaranteed Minimum Withdrawal
           Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

k. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

l.         Specimen of the 5% For Life Guaranteed Minimum Withdrawal
           Benefit With Bonus and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

m. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on
           April 27, 2007 (Files Nos. 333-37175 and 811-08401).

n. Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on April 27, 2007 (Files Nos. 333-37175 and 811-08401).

o.         Specimen of the 7% Guaranteed Minimum Withdrawal Benefit
           Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on April 27, 2007 (Files Nos. 333-37175 and 811-08401).

p. Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

q. Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

r. Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

5. Form of the Perspective Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on February 13, 1998 (File Nos. 333-37175 and 811-08401).

a. Form of the Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 2 filed on October 10, 2001 (File Nos. 333-48822 and 811-08401)

6.a. Declaration and Charter of Depositor, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b. Bylaws of Depositor, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

7.         Not Applicable

8.         Not Applicable

9.         Opinion and Consent of Counsel, attached hereto.

10. Consent of Independent Registered Public Accounting Firm, attached hereto.

11.        Not Applicable

12.        Not Applicable

Item 25.   Directors and Officers of the Depositor


Name and Principal Business Address           Positions and Offices with Depositor

Donald B. Henderson, Jr.                          Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous                                 Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo                                 Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow                                    Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean                                   Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash                                    Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                                     Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                                   Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                                     Vice President & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                 Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                    Vice President & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom                                    Vice President & Deputy General Counsel
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                                     Senior Vice President
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                               Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                  Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                 Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                  Vice President, Senior Counsel, Assistant Secretary, Chief Compliance Officer,
1 Corporate Way                                   Separate Accounts, Chief Risk Officer & Director
Lansing, MI 48951

Clifford S. Hale, M.D.                            Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                                 Executive Vice President, Chief Financial Officer &
1 Corporate Way                                   Chairman of the Board
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                       Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                  Executive Vice President & Chief Distribution Officer
7601 Technology Way
Denver, CO 80237

Everett W. Kunzelman                              Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                             President & Chief Executive Officer
1 Corporate Way
Lansing, MI 48951

Herbert G. May III                                Chief Administrative Officer & Director
275 Grove St Building 2
4th floor
Auburndale, MA 02466

Thomas J. Meyer                                   Senior Vice President, General Counsel, Secretary & Director
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                                    Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                     Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                 Executive Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Mark D. Nerud                                     Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                   Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                Vice President
1 Corporate Way
Lansing, MI 48951

James B. Quinn                                    Vice President
1 Corporate Way
Lansing, MI 48951

Greg B. Salsbury                                  Vice President & Director
7601 Technology Way
Denver, CO 80237

William R. Schulz                                 Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                                 Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                    Executive Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                 Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                             Vice President
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                                   Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                  Chief Operating Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Crescent Telephone           Delaware                   100% Jackson National      Telecommunications
                                                        Life Insurance Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate
Investors, L.L.C.                                       Life Insurance Company

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company
                                                        Life Insurance Company     Activities

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities


PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential One Limited       United Kingdom             100% Prudential            Holding Company
                                                        Corporations Holdings,     Activities
                                                        Limited

Prudential Two Limited       United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Three Limited     United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Four Limited      United Kingdom             80% Prudential One         Holding Company
                                                        Limited, 10% Prudential    Activities
                                                        Two Limited, 10%
                                                        Prudential Three Limited

Prudential (US Holdco 1) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) Limited          Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

Prudential (US Holdco 1)     United Kingdom             100% Brooke LLC            Holding Company
Limited                                                                            Activities

Prudential (US Holdco 2)     Gibraltar                  100% Holborn Delaware      Holding Company
Limited                                                 LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser


Item 27.   Number of Contract Owners as of September 24, 2007

         Qualified - 453
         Non-qualified - 454

Item 28.   Indemnification

         Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

           (a) Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

           (b)  Directors and Officers of Jackson National Life Distributors,
                LLC:


Name and Business Address                               Positions and Offices with Underwriter

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        Director, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Nikhil Advani                                           Vice President
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                                          Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                                          Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                                        Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

William Britt                                           Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                                             Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins                                           Vice President
7601 Technology Way
Denver, CO 80237

Robert DiNardo                                          Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                                         Divisional Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                                             Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                                             Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                                           Regional Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                                              Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                                              Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                                        Executive Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                                           Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                                          Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                                            Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                         Director and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                                            Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                                            Senior Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                                            Vice President
7601 Technology Way
Denver, CO 80237

Steve Papa                                              Regional Vice President
7601 Technology Way
Denver, CO 80237

Peter Radloff                                           Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                                         Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilyn Scherer                                         Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield                                      Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Seamount                                       Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                                           Divisional Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                                           Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                                        Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                                           Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                                             Vice President
7601 Technology Way
Denver, CO 80237

                  (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization


Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC

Item 30.   Location of Accounts and Records

         Jackson National Life Insurance Company of New York
         2900 Westchester Avenue
         Purchase, New York 10577

         Jackson National Life Insurance Company of New York
         Annuity Service Center
         7601 Technology Way
         Denver, Colorado 80237

         Jackson National Life Insurance Company of New York
         Institutional Marketing Group Service Center
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company of New York
         225 West Wacker Drive, Suite 1200
         Chicago, IL 60606

Item 31.   Management Services

       Not Applicable

Item 32.   Undertakings

         a. Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

         b. Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         c. Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

         d. Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

         e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 31st day of March, 2008.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By: THOMAS J. MEYER
    Thomas J. Meyer
    Senior Vice President, General Counsel,
    Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)

By: THOMAS J. MEYER
    Thomas J. Meyer
    Senior Vice President, General Counsel,
    Secretary and Director

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

THOMAS J. MEYER *                                               March 31, 2008
Clark P. Manning, Jr.                                           Date
President and Chief Executive Officer

THOMAS J. MEYER *                                               March 31, 2008
Andrew B. Hopping,                                              Date
Executive Vice President, Chief Financial Officer and Director

THOMAS J. MEYER *                                               March 31, 2008
Herbert G. May III                                              Date
Chief Administrative Officer and Director

THOMAS J. MEYER                                                 March 31, 2008
Thomas J. Meyer                                                 Date
Senior Vice President, General Counsel, Secretary and Director

THOMAS J. MEYER *                                               March 31, 2008
John H. Brown                                                   Date
Vice President and Director

THOMAS J. MEYER *                                               March 31, 2008
Marianne Clone                                                  Date
Vice President and Director

THOMAS J. MEYER *                                               March 31, 2008
Julia A. Goatley                                                Date
Vice President; Senior Counsel; Assistant
Secretary; Chief Compliance Officer, Separate
Accounts; Chief Risk Officer and Director

THOMAS J. MEYER *                                               March 31, 2008
Russell E. Peck                                                 Date
Vice President and Director

THOMAS J. MEYER *                                               March 31, 2008
Gregory B. Salsbury                                             Date
Vice President and Director

THOMAS J. MEYER *                                               March 31, 2008
Donald B. Henderson, Jr.                                        Date
Director

THOMAS J. MEYER *                                               March 31, 2008
David C. Porteous                                               Date
Director

THOMAS J. MEYER *                                               March 31, 2008
Donald T. DeCarlo                                               Date
Director

THOMAS J. MEYER *                                               March 31, 2008
Gary A. Torgow                                                  Date
Director

THOMAS J. MEYER *                                               March 31, 2008
John C. Colpean                                                 Date
Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659
and 333-137485), JNLNY Separate Account II (333-86933), and JNLNY Separate Account IV (333-109762 and 333-118132), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2008.

CLARK P. MANNING, JR.

Clark P. Manning, Jr.
President and Chief Executive Officer

ANDREW B. HOPPING

Andrew B. Hopping
Executive Vice President, Chief Financial Officer and Director

HERBERT G. MAY III

Herbert G. May III
Chief Administrative Officer and Director

THOMAS J. MEYER

Thomas J. Meyer
Senior Vice President, General Counsel and Director

JOHN H. BROWN

John H. Brown
Vice President and Director

MARIANNE CLONE

Marianne Clone
Vice President and Director

JULIA A. GOATLEY

Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary and Director

RUSSELL E. PECK

Russell E. Peck
Vice President and Director

GREGORY B. SALSBURY

Gregory B. Salsbury
Vice President and Director


DONALD B. HENDERSON, JR.

Donald B. Henderson, Jr.
Director


DAVID L. PORTEUS

David L. Porteous
Director


DONALD T. DECARLO

Donald T. DeCarlo
Director


GARY H. TORGOW

Gary H. Torgow
Director


JOHN C. COLPEAN

John C. Colpean
Director




                                    EXHIBITS

Exhibit
No.             Description

9.              Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto.